THE HUDSON RIVER TRUST
 ............................................................................




SEMI-ANNUAL REPORT
JUNE 30, 1997

THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)

                                                                 ALLIANCE
                                                               INTERMEDIATE                                   ALLIANCE
                                                  ALLIANCE      GOVERNMENT      ALLIANCE       ALLIANCE      GROWTH AND
                                                MONEY MARKET    SECURITIES    QUALITY BOND    HIGH YIELD       INCOME
                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                              -------------- -------------- -------------- -------------- --------------
ASSETS:
Investments at value (Notes 1 and 4)..........  $455,885,216   $102,756,180   $177,262,700   $266,443,610   $407,494,525
Cash..........................................       536,208        102,474        251,849      2,663,223             --
Foreign cash..................................            --             --             --             --             --
Receivable for securities sold................            --      8,258,245     10,700,185     27,642,260        188,243
Deposits received for securities lending......            --     22,219,089     26,009,563             --     33,894,576
Receivable from Separate Accounts for Trust
 shares sold..................................     6,949,459        105,119        115,899      1,009,210      2,765,828
Unrealized appreciation of forward currency
 contracts (Notes 1 and 4)....................            --             --             --             --             --
Dividends, interest and other receivables.....     2,721,734        988,879      1,947,802      4,683,120      1,061,512
                                                ------------   ------------   ------------   ------------   ------------
 Total assets.................................   466,092,617    134,429,986    216,287,998    302,441,423    445,404,684
                                                ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Options written at value (Premiums received:
 Alliance Common Stock
 Portfolio--$96,759,950)(Notes 1 and 4).......            --             --             --             --             --
Payable to custodian..........................            --             --             --             --        128,336
Payable for securities purchased..............            --      8,994,613     10,576,667      9,081,503     10,212,142
Payable for securities loaned.................            --     22,219,089     26,009,563             --     33,894,576
Payable to Separate Accounts for Trust shares
 redeemed.....................................            --             --             --             --             --
Unrealized depreciation of forward currency
 contracts (Notes 1 and 4)....................            --             --             --             --             --
Variation margin payable on futures contracts.            --             --             --             --             --
Distribution fees payable.....................         4,573             28             --          2,536            257
Investment advisory fees payable..............       120,275         43,631         71,629        146,634        162,347
Trustees' fees payable........................        26,511          5,575          5,194          6,571          4,688
Accrued expenses..............................         9,911          9,133         12,239          9,178         11,010
                                                ------------   ------------   ------------   ------------   ------------
 Total liabilities............................       161,270     31,272,069     36,675,292      9,246,422     44,413,356
                                                ------------   ------------   ------------   ------------   ------------
NET ASSETS....................................  $465,931,347   $103,157,917   $179,612,706   $293,195,001   $400,991,328
                                                ============   ============   ============   ============   ============
Investments at cost...........................  $455,780,064   $102,447,147   $175,444,768   $261,045,172   $355,229,214
                                                ============   ============   ============   ============   ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital..............................  $465,552,201   $112,440,474   $181,867,504   $278,265,383   $333,842,150
 Accumulated undistributed (overdistributed)
  net investment income.......................       273,994         52,930       (118,697)       254,275         35,001
 Accumulated undistributed net realized gain
  (loss)......................................            --     (9,644,520)    (3,954,033)     9,276,905     14,848,866
 Unrealized appreciation of investments and
  foreign currency denominated assets and
  liabilities.................................       105,152        309,033      1,817,932      5,398,438     52,265,311
                                                ------------   ------------   ------------   ------------   ------------
NET ASSETS....................................  $465,931,347   $103,157,917   $179,612,706   $293,195,001   $400,991,328
                                                ============   ============   ============   ============   ============
CLASS IA SHARES:
Net Assets....................................  $439,094,615   $102,903,941   $179,612,706   $279,192,929   $398,170,625
                                                ============   ============   ============   ============   ============
Shares outstanding (Note 5)...................    43,149,403     11,096,380     18,870,321     26,774,672     27,008,882
                                                ============   ============   ============   ============   ============
Net asset value, offering and redemption
 price per share (Note 1).....................  $      10.18   $       9.27   $       9.52   $      10.43   $      14.74
                                                ============   ============   ============   ============   ============
CLASS IB SHARES:
Net Assets....................................  $ 26,836,732   $    253,976                  $ 14,002,072   $  2,820,703
                                                ============   ============   ============   ============   ============
Shares outstanding (Note 5)...................     2,639,883         27,395                     1,344,462        191,401
                                                ============   ============   ============   ============   ============
Net asset value, offering and redemption
 price per share (Note 1).....................  $      10.17   $       9.27                  $      10.41   $      14.74
                                                ============   ============   ============   ============   ============

                      See Notes to Financial Statements.

                                                                 ALLIANCE      ALLIANCE       ALLIANCE
    ALLIANCE        ALLIANCE       ALLIANCE       ALLIANCE       AGGRESSIVE     SMALL CAP    CONSERVATIVE
 EQUITY INDEX     COMMON STOCK      GLOBAL      INTERNATIONAL      STOCK         GROWTH       INVESTORS
   PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------  -------------- -------------- --------------- -------------- ------------- --------------
 $667,259,258   $8,140,002,697 $1,179,248,234  $216,317,369   $4,259,893,470  $12,861,549   $285,944,398
       91,236        2,107,205        199,638            --          197,501      182,321      1,731,910
           --               --     13,629,124     3,301,449               --           --         19,705
           --       31,677,205      6,391,648       731,523       70,264,082      231,120        673,294
   35,290,004      436,625,273    120,706,863    21,721,648      493,848,504           --     48,771,218
    6,050,378       14,970,433        724,670       452,304       15,634,737      732,850             --
           --               --      2,693,997       917,241               --           --             --
      785,044        8,437,917      2,156,445       795,828          438,792        1,583      2,449,443
--------------  -------------- -------------- -------------   -------------- ------------  -------------
  709,475,920    8,633,820,730  1,325,750,619   244,237,362    4,840,277,086   14,009,423    339,589,968
--------------  -------------- -------------- -------------   -------------- ------------  -------------

           --       88,224,105             --            --               --           --             --
           --               --             --        49,417               --           --             --
      721,144       27,963,423      7,464,627     2,311,309       69,586,968    1,765,668        492,268
   35,290,004      436,625,273    120,706,863    21,721,648      493,848,504           --     48,771,218
           --               --             --            --               --           --        326,641
           --               --             --            --               --           --            340
       49,875               --             --            --               --           --             --
           --           10,110          2,882            55            4,501          221             31
      177,401        2,503,903        646,545       163,271        1,938,753        5,788        116,560
        8,233          247,259         26,041         2,562          117,566           --          8,845
       12,417           77,200        105,173        44,642           54,333        1,750         39,125
--------------  -------------- -------------- -------------   -------------- ------------  -------------
   36,259,074      555,651,273    128,952,131    24,292,904      565,550,625    1,773,427     49,755,028
--------------  -------------- -------------- -------------   -------------- ------------  -------------
 $673,216,846   $8,078,169,457 $1,196,798,488  $219,944,458   $4,274,726,461  $12,235,996   $289,834,940
==============  ============== ============== =============   ============== ============  =============
 $514,957,163   $5,900,491,952 $  969,114,185  $197,887,135   $3,726,094,126  $12,050,025   $265,640,280
==============  ============== ============== =============   ============== ============  =============

 $518,540,323   $5,622,537,105 $  963,478,890  $197,091,570   $3,649,651,325  $11,395,500   $269,274,779
      (16,461)        (274,897)    (3,224,979)     (613,149)        (230,816)          --        105,039
    2,414,764      207,860,773     23,705,299     4,108,822       91,506,608       28,972        152,501
  152,278,220    2,248,046,476    212,839,278    19,357,215      533,799,344      811,524     20,302,621
--------------  -------------- -------------- -------------   -------------- ------------  -------------
 $673,216,846   $8,078,169,457 $1,196,798,488  $219,944,458   $4,274,726,461  $12,235,996   $289,834,940
==============  ============== ============== =============   ============== ============  =============

 $673,154,079   $8,019,642,546 $1,182,401,796  $219,541,363   $4,250,363,481  $ 9,725,933   $289,617,239
==============  ============== ============== =============   ============== ============  =============
   37,191,357      388,625,308     63,956,431    17,502,541      114,774,149      828,337     24,664,837
==============  ============== ============== =============   ============== ============  =============
       $18.10           $20.64         $18.49        $12.54           $37.03       $11.74         $11.74
==============  ============== ============== =============   ============== ============  =============

      $62,767      $58,526,911    $14,396,692      $403,095      $24,362,980   $2,510,063       $217,701
==============  ============== ============== =============   ============== ============  =============
        3,469        2,839,484        779,513        32,145          658,584      213,846         18,545
==============  ============== ============== =============   ============== ============  =============
       $18.10           $20.61         $18.47        $12.54           $36.99       $11.74         $11.74
==============  ============== ============== =============   ============== ============  =============

                     (RESTUBBED TABLE CONTINUED FROM ABOVE)

                    ALLIANCE
     ALLIANCE        GROWTH
     BALANCED      INVESTORS
    PORTFOLIO      PORTFOLIO
 -------------- --------------
  $1,648,926,965 $1,520,575,273
       1,967,663      3,311,956
         579,615             --
       6,400,178     18,543,324
     205,206,975    186,272,612
         410,679        930,656
           2,321      1,022,454
      12,337,830      6,105,477
  -------------- --------------
   1,875,832,226  1,736,761,752
  -------------- --------------

              --             --
              --        137,481
       3,489,734     22,010,917
     205,206,975    186,272,612
              --             --
              --             --
              --             --
              --          3,662
         530,138        671,470
          71,207         33,502
          80,408        129,236
  -------------- --------------
     209,378,462    209,258,880
  -------------- --------------
  $1,666,453,764 $1,527,502,872
  ============== ==============
  $1,450,017,240 $1,326,441,634
  ============== ==============

  $1,455,790,030 $1,313,067,553
         289,303       (930,832)
      11,473,107     20,195,747
     198,901,324    195,170,404
  -------------- --------------
  $1,666,453,764 $1,527,502,872
  ============== ==============

  $1,666,453,764 $1,509,324,728
  ============== ==============
      94,446,346     80,797,199
  ============== ==============
          $17.64         $18.68
  ============== ==============

                    $18,178,144
  ============== ==============
                        974,139
  ============== ==============
                         $18.66
  ============== ==============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1997 (Unaudited)

                                                               ALLIANCE
                                                             INTERMEDIATE                                 ALLIANCE
                                                ALLIANCE      GOVERNMENT      ALLIANCE      ALLIANCE     GROWTH AND
                                              MONEY MARKET    SECURITIES    QUALITY BOND   HIGH YIELD      INCOME
                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                             -------------- -------------- -------------- ------------- ------------
INVESTMENT INCOME:
 Income**(Note 1):
  Dividends (including $985,869 and
   $4,522,191 from affiliated companies for
   the Alliance Common Stock and Alliance
   Aggressive Stock Portfolios,
   respectively).............................  $        --     $       --     $       --    $        --  $ 2,320,716
  Interest...................................   11,986,349      3,030,365      5,675,997     12,137,968      872,942
                                             -------------- -------------- -------------- ------------- ------------
   Total income..............................   11,986,349      3,030,365      5,675,997     12,137,968    3,193,658
                                             -------------- -------------- -------------- ------------- ------------
 Expenses (Notes 1, 2 and 3):
  Investment advisory fee....................      791,027        237,084        435,601        694,684      821,329
  Custody fees...............................        6,519          7,248         13,452          6,067        7,983
  Distribution fees--Class IB................       13,577             29             --          6,654          273
  Printing and mailing expenses..............       23,041          4,743         11,595         12,236       14,166
  Professional fees..........................        4,246            927          1,601          2,292        2,780
  SEC registration fees......................        1,299            236            236            473        1,063
  Trustees' fees.............................        5,884          1,284          3,218          3,176        3,853
  Miscellaneous..............................       13,099          3,134          5,337          5,553        6,172
                                             -------------- -------------- -------------- ------------- ------------
   Total expenses............................      858,692        254,685        471,040        731,135      857,619
                                             -------------- -------------- -------------- ------------- ------------
NET INVESTMENT INCOME........................   11,127,657      2,775,680      5,204,957     11,406,833    2,336,039
                                             -------------- -------------- -------------- ------------- ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $(10,583,087) and
   $(611,176) from affiliated companies for
   the Alliance Common Stock and Alliance
   Aggressive Stock Portfolios,
   respectively).............................           --        186,846        728,828      9,802,295   14,848,866
  On options written.........................           --             --             --             --           --
  On foreign currency transactions...........           --             --        310,949             --           --
  On futures contracts.......................           --             --             --             --           --
                                             -------------- -------------- -------------- ------------- ------------
 Realized gain (loss)--net...................           --        186,846      1,039,777      9,802,295   14,848,866
                                             -------------- -------------- -------------- ------------- ------------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities..............................      (52,369)      (312,136)      (458,923)      (144,074)  24,713,276
  On options written.........................           --             --             --             --           --
  On foreign currency transactions...........           --             --       (147,760)            --           --
  On futures contracts.......................           --             --             --             --           --
                                             -------------- -------------- -------------- ------------- ------------
 Unrealized appreciation/depreciation--net ..      (52,369)      (312,136)      (606,683)      (144,074)  24,713,276
                                             -------------- -------------- -------------- ------------- ------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ....      (52,369)      (125,290)       433,094      9,658,221   39,562,142
                                             -------------- -------------- -------------- ------------- ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..  $11,075,288     $2,650,390     $5,638,051    $21,065,054  $41,898,181
                                             ============== ============== ============== ============= ============

------------
*     For the period from May 1, 1997 (commencement of operations) to June 30,
      1997.
** Net of foreign taxes withheld on dividends of $10,126, $28,751, $241,734, $816,046, $203,999, $38,698, $342,479 and $335,232 for the
      Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced, and Alliance Growth Investors Portfolios, respectively, and on interest of $1,907, $375 and $323 for the Alliance Global, Alliance International and Alliance Growth Investors Portfolios, respectively.

                      See Notes to Financial Statements.

                                                                ALLIANCE      ALLIANCE      ALLIANCE
   ALLIANCE       ALLIANCE       ALLIANCE       ALLIANCE       AGGRESSIVE    SMALL CAP    CONSERVATIVE
EQUITY INDEX    COMMON STOCK      GLOBAL      INTERNATIONAL      STOCK         GROWTH      INVESTORS
  PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO*    PORTFOLIO
-------------- -------------- -------------- --------------- -------------- ------------ --------------
  $ 4,679,164    $ 32,910,281   $  6,866,083    $ 1,420,772    $  9,935,536    $  2,754    $   547,057
      348,025       7,224,402      3,035,454        705,759       6,413,356       9,302      6,304,736
-------------- -------------- -------------- --------------- -------------- ------------ --------------
    5,027,189      40,134,683      9,901,537      2,126,531      16,348,892      12,056      6,851,793
-------------- -------------- -------------- --------------- -------------- ------------ --------------

      867,156      12,823,939      3,003,722        800,204       9,729,099       8,236        732,623
       26,643          69,297        241,567        108,675          30,538       1,750         59,665
           --          26,772          8,377             58          13,440         236             32
       22,876         391,272         61,005          9,999         203,661          --         16,665
        4,650          68,613         10,177          1,668          39,446          --          2,780
        1,890              --          2,716            591              --          --            236
        4,509          95,081         14,103          2,312          54,662          --          3,853
        8,609         180,964         30,660          5,069         118,376          --          8,906
-------------- -------------- -------------- --------------- -------------- ------------ --------------
      936,333      13,655,938      3,372,327        928,576      10,189,222      10,222        824,760
-------------- -------------- -------------- --------------- -------------- ------------ --------------
    4,090,856      26,478,745      6,529,210      1,197,955       6,159,670       1,834      6,027,033
-------------- -------------- -------------- --------------- -------------- ------------ --------------

    1,809,336     230,862,019     13,750,186      2,474,424      96,880,608      28,972        739,476
           --      69,960,603             --             --              --          --             --
           --         (24,448)    10,213,675      1,684,505              --          --       (199,021)
      627,975              --             --             --              --          --             --
-------------- -------------- -------------- --------------- -------------- ------------ --------------
    2,437,311     300,798,174     23,963,861      4,158,929      96,880,608      28,972        540,455
-------------- -------------- -------------- --------------- -------------- ------------ --------------

   89,875,423     612,151,542     76,870,399     13,486,294      40,215,336     811,524     10,597,265
           --      10,795,695             --             --              --          --             --
           --             (74)       608,428        681,013              --          --         (1,940)
      145,125              --             --             --              --          --             --
-------------- -------------- -------------- --------------- -------------- ------------ --------------
   90,020,548     622,947,163     77,478,827     14,167,307      40,215,336     811,524     10,595,325
-------------- -------------- -------------- --------------- -------------- ------------ --------------
   92,457,859     923,745,337    101,442,688     18,326,236     137,095,944     840,496     11,135,780
-------------- -------------- -------------- --------------- -------------- ------------ --------------
  $96,548,715    $950,224,082   $107,971,898    $19,524,191    $143,255,614    $842,330    $17,162,813
============== ============== ============== =============== ============== ============ ==============

                     (RESTUBBED TABLE CONTINUED FROM ABOVE)

                   ALLIANCE
     ALLIANCE       GROWTH
     BALANCED      INVESTORS
    PORTFOLIO      PORTFOLIO
 -------------- -------------
   $  4,691,199  $  5,093,310
     25,869,335    14,692,020
 -------------- -------------
     30,560,534    19,785,330
 -------------- -------------

      3,013,641     3,585,429
        154,360       163,523
             --        10,129
         99,227        80,194
         15,940        13,379
             --         3,071
         22,089        18,540
         53,425        68,569
 -------------- -------------
      3,358,682     3,942,834
 -------------- -------------
     27,201,852    15,842,496
 -------------- -------------

     15,003,894    18,881,161
             --            --
       (434,615)    3,131,802
             --            --
 -------------- -------------
     14,569,279    22,012,963
 -------------- -------------

     81,503,451    96,851,052
             --            --
        (11,554)      516,496
             --            --
 -------------- -------------
     81,491,897    97,367,548
 -------------- -------------
     96,061,176   119,380,511
 -------------- -------------
   $123,263,028  $135,223,007
 ============== =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               ALLIANCE
                                                                ALLIANCE                INTERMEDIATE GOVERNMENT
                                                         MONEY MARKET PORTFOLIO          SECURITIES PORTFOLIO
                                                     ------------------------------- -----------------------------
                                                       SIX MONTHS                      SIX MONTHS
                                                          ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                        JUNE 30,      DECEMBER 31,      JUNE 30,     DECEMBER 31,
                                                          1997            1996            1997           1996
                                                     --------------- --------------- -------------- --------------
                                                        (UNAUDITED)                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income...............................  $  11,127,657   $  19,055,993   $  2,775,680   $  4,575,583
 Realized gain (loss)--net...........................             --              --        186,846       (453,637)
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net........................        (52,369)         (7,886)      (312,136)    (1,025,808)
                                                     --------------- --------------- -------------- --------------
 Net increase in net assets from operations .........     11,075,288      19,048,107      2,650,390      3,096,138
                                                     --------------- --------------- -------------- --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
 1):
 Class IA:
  Dividends from net investment income...............    (10,476,544)    (19,050,946)    (2,722,846)    (4,575,583)
  Dividends in excess of net investment income ......             --         (25,232)            --        (19,617)
  Distributions from realized gains..................             --              --             --             --
  Tax return of capital distributions................             --              --             --             --
                                                     --------------- --------------- -------------- --------------
 Total Class IA dividends and distributions .........    (10,476,544)    (19,076,178)    (2,722,846)    (4,595,200)
                                                     --------------- --------------- -------------- --------------
 Class IB:
  Dividends from net investment income...............       (420,310)         (5,047)        (3,064)            --
  Dividends in excess of net investment income ......             --         (29,384)            --             --
  Distributions from realized gains..................             --              --             --             --
  Distributions in excess of realized gains .........             --              --             --             --
                                                     --------------- --------------- -------------- --------------
 Total Class IB dividends and distributions .........       (420,310)        (34,431)        (3,064)            --
                                                     --------------- --------------- -------------- --------------
 Decrease in net assets from dividends and
  distributions......................................    (10,896,854)    (19,110,609)    (2,725,910)    (4,595,200)
                                                     --------------- --------------- -------------- --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold........................................    347,932,227     508,537,942     18,798,908     36,879,548
  Shares issued in reinvestment of dividends and
   distributions.....................................     10,476,544      19,076,178      2,722,846      4,595,200
  Shares redeemed....................................   (383,059,145)   (450,848,823)    (6,929,047)   (23,371,086)
                                                     --------------- --------------- -------------- --------------
 Total Class IA transactions.........................    (24,650,374)     76,765,297     14,592,707     18,103,662
                                                     --------------- --------------- -------------- --------------
 Class IB:
  Shares sold........................................     32,447,678       3,624,653        253,241             --
  Shares issued in reinvestment of dividends and
   distributions.....................................        420,310          34,431          3,064             --
  Shares redeemed....................................     (9,070,895)       (446,631)            --             --
                                                     --------------- --------------- -------------- --------------
 Total Class IB transactions.........................     23,797,093       3,212,453        256,305             --
                                                     --------------- --------------- -------------- --------------
 Net increase (decrease) in net assets derived from
  share transactions.................................       (853,281)     79,977,750     14,849,012     18,103,662
                                                     --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS....................       (674,847)     79,915,248     14,773,492     16,604,600
NET ASSETS, BEGINNING OF PERIOD......................    466,606,194     386,690,946     88,384,425     71,779,825
                                                     --------------- --------------- -------------- --------------
NET ASSETS, END OF PERIOD*...........................  $ 465,931,347   $ 466,606,194   $103,157,917   $ 88,384,425
                                                     =============== =============== ============== ==============

------------
* Including accumulated undistributed (overdistributed) net investment income of $273,994 and $43,191 for the Alliance Money Market Portfolio and $52,930 and $3,160 for the Alliance Intermediate Government Securities Portfolio and $(118,697) and $(220,079) for the Alliance Quality Bond Portfolio and $254,275 and $23,927 for the Alliance High Yield Portfolio and $35,001 and $11,797 for the Alliance Growth and Income Portfolio and $(16,461) and $(5,276) for the Alliance Equity Index Portfolio, as of June 30, 1997 and December 31, 1996, respectively.

                      See Notes to Financial Statements.

                                                                       ALLIANCE
           ALLIANCE                      ALLIANCE                  GROWTH AND INCOME
    QUALITY BOND PORTFOLIO         HIGH YIELD PORTFOLIO                PORTFOLIO
----------------------------- ----------------------------- -----------------------------
  SIX MONTHS                    SIX MONTHS                    SIX MONTHS
    ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED        YEAR ENDED
   JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
     1997           1996           1997           1996           1997           1996
-------------- -------------- -------------- -------------- -------------- --------------
  (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
 $  5,204,957    $ 10,285,868   $ 11,406,833   $ 15,471,581   $  2,336,039   $  3,051,998
    1,039,777         871,659      9,802,295     12,420,138     14,848,866     12,181,263
     (606,683)     (1,749,535)      (144,074)     3,447,403     24,713,276     16,443,384
-------------- -------------- -------------- -------------- -------------- --------------
    5,638,051       9,407,992     21,065,054     31,339,122     41,898,181     31,676,645
-------------- -------------- -------------- -------------- -------------- --------------
   (5,103,575)    (10,285,868)   (10,801,263)   (15,469,541)    (2,305,238)    (3,050,479)
           --        (326,079)            --       (432,568)            --             --
           --              --             --    (11,348,200)            --    (11,682,352)
           --              --             --             --             --             --
-------------- -------------- -------------- -------------- -------------- --------------
   (5,103,575)    (10,611,947)   (10,801,263)   (27,250,309)    (2,305,238)   (14,732,831)
-------------- -------------- -------------- -------------- -------------- --------------
           --              --       (375,222)        (2,040)        (7,597)            --
           --              --             --        (15,935)            --             --
           --              --             --           (908)            --             --
           --              --             --        (18,516)            --             --
-------------- -------------- -------------- -------------- -------------- --------------
           --              --       (375,222)       (37,399)        (7,597)            --
-------------- -------------- -------------- -------------- -------------- --------------
   (5,103,575)    (10,611,947)   (11,176,485)   (27,287,708)    (2,312,835)   (14,732,831)
-------------- -------------- -------------- -------------- -------------- --------------
   28,757,578      27,205,153     74,134,627     71,897,677    131,282,835    111,512,120
    5,103,575      10,611,947     10,801,263     27,250,309      2,305,238     14,732,831
   (9,806,395)    (39,032,520)   (14,811,384)   (21,997,075)    (7,075,429)    (9,161,198)
-------------- -------------- -------------- -------------- -------------- --------------
   24,054,758      (1,215,420)    70,124,506     77,150,911    126,512,644    117,083,753
-------------- -------------- -------------- -------------- -------------- --------------
           --              --     12,924,957        677,158      2,805,353             --
           --              --        375,222         37,399          7,597             --
           --              --       (163,718)            --             --             --
-------------- -------------- -------------- -------------- -------------- --------------
           --              --     13,136,461        714,557      2,812,950             --
-------------- -------------- -------------- -------------- -------------- --------------
   24,054,758      (1,215,420)    83,260,967     77,865,468    129,325,594    117,083,753
-------------- -------------- -------------- -------------- -------------- --------------
   24,589,234      (2,419,375)    93,149,536     81,916,882    168,910,940    134,027,567
  155,023,472     157,442,847    200,045,465    118,128,583    232,080,388     98,052,821
-------------- -------------- -------------- -------------- -------------- --------------
 $179,612,706    $155,023,472   $293,195,001   $200,045,465   $400,991,328   $232,080,388
============== ============== ============== ============== ============== ==============

                     (RESTUBBED TABLE CONTINUED FROM ABOVE)

            ALLIANCE
     EQUITY INDEX PORTFOLIO
-------------------------------
   SIX MONTHS
     ENDED        YEAR ENDED
    JUNE 30,     DECEMBER 31,
      1997           1996
 -------------- --------------
   (UNAUDITED)
   $  4,090,856   $  5,656,346
      2,437,311     15,194,950
     90,020,548     41,228,418
 -------------- --------------
     96,548,715     62,079,714
 -------------- --------------
     (4,101,946)    (5,656,346)
             --         (4,427)
             --    (15,093,505)
             --         (7,525)
 -------------- --------------
     (4,101,946)   (20,761,803)
 -------------- --------------
            (95)            --
             --             --
             --             --
             --             --
 -------------- --------------
            (95)            --
 -------------- --------------
     (4,102,041)   (20,761,803)
 -------------- --------------
    231,118,692    230,679,439
      4,101,946     20,761,803
    (40,761,569)   (72,295,253)
 -------------- --------------
    194,459,069    179,145,989
 -------------- --------------
         61,827             --
             95             --
             --             --
 -------------- --------------
         61,922             --
 -------------- --------------
    194,520,991    179,145,989
 -------------- --------------
    286,967,665    220,463,900
    386,249,181    165,785,281
 -------------- --------------
   $673,216,846   $386,249,181
 ============== ==============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                ALLIANCE                      ALLIANCE
                                                         COMMON STOCK PORTFOLIO           GLOBAL PORTFOLIO
                                                     ----------------------------- -----------------------------
                                                       SIX MONTHS                    SIX MONTHS
                                                         ENDED        YEAR ENDED       ENDED        YEAR ENDED
                                                        JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                          1997           1996           1997           1996
                                                     -------------- -------------- -------------- --------------
                                                       (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income............................... $   26,478,745 $   48,811,771 $    6,529,210  $ 10,849,353
 Realized gain--net..................................    300,798,174    587,208,099     23,963,861    44,997,037
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net........................    622,947,163    636,307,007     77,478,827    60,383,165
                                                      -------------- -------------- -------------- -------------
 Net increase in net assets from operations .........    950,224,082  1,272,326,877    107,971,898   116,229,555
                                                      -------------- -------------- -------------- -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
 1):
 Class IA:
  Dividends from net investment income...............    (26,458,724)   (44,580,327)    (6,487,447)  (10,849,259)
  Dividends in excess of net investment income ......             --             --             --    (4,499,020)
  Distributions from realized gains..................             --   (587,198,121)            --   (42,474,239)
  Distributions in excess of realized gains .........             --    (71,434,343)            --            --
  Tax return of capital distributions................             --       (988,016)            --      (220,411)
                                                      -------------- -------------- -------------- -------------
 Total Class IA dividends and distributions .........    (26,458,724)  (704,200,807)    (6,487,447)  (58,042,929)
                                                      -------------- -------------- -------------- -------------
 Class IB:
  Dividends from net investment income...............       (100,602)          (326)       (54,458)          (94)
  Dividends in excess of net investment income ......             --         (4,564)            --        (2,076)
  Distributions from realized gains..................             --         (9,978)            --        (1,502)
  Distributions in excess of realized gains .........             --        (62,273)            --        (4,502)
  Tax return of capital distributions................             --           (108)            --           (31)
                                                      -------------- -------------- -------------- -------------
 Total Class IB dividends and distributions .........       (100,602)       (77,249)       (54,458)       (8,205)
                                                      -------------- -------------- -------------- -------------
 Decrease in net assets from dividends and
  distributions......................................    (26,559,326)  (704,278,056)    (6,541,905)  (58,051,134)
                                                      -------------- -------------- -------------- -------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold........................................    560,935,227    756,034,799    117,465,109   255,537,439
  Shares issued in reinvestment of dividends and
   distributions.....................................     26,458,724    704,200,807      6,487,447    58,042,929
  Shares redeemed....................................   (112,489,070)  (282,642,349)   (38,597,785)  (60,861,388)
                                                      -------------- -------------- -------------- -------------
 Total Class IA transactions.........................    474,904,881  1,177,593,257     85,354,771   252,718,980
                                                      -------------- -------------- -------------- -------------
 Class IB:
  Shares sold........................................     52,923,570      1,237,252     12,856,073       285,485
  Shares issued in reinvestment of dividends and
   distributions.....................................        100,602         77,249         54,458         8,205
  Shares redeemed....................................        (57,931)            --       (228,291)           --
                                                      -------------- -------------- -------------- -------------
 Total Class IB transactions.........................     52,966,241      1,314,501     12,682,240       293,690
                                                      -------------- -------------- -------------- -------------
 Net increase (decrease) in net assets derived from
  share transactions.................................    527,871,122  1,178,907,758     98,037,011   253,012,670
                                                      -------------- -------------- -------------- -------------
INCREASE IN NET ASSETS...............................  1,451,535,878  1,746,956,579    199,467,004   311,191,091
NET ASSETS, BEGINNING OF PERIOD......................  6,626,633,579  4,879,677,000    997,331,484   686,140,393
                                                      -------------- -------------- -------------- -------------
NET ASSETS, END OF PERIOD*........................... $8,078,169,457 $6,626,633,579 $1,196,798,488  $997,331,484
                                                      ============== ============== ============== =============

------------
* Including accumulated undistributed (overdistributed) net investment income of $(274,897) and $(194,316) for the Alliance Common Stock Portfolio and $(3,224,979) and $(3,212,284) for the Alliance Global Portfolio and $(613,149) and $(614,431) for the Alliance International Portfolio and $(230,816) and $(58,479) for the Alliance Aggressive Stock Portfolio and $105,039 and $9,815 for the Alliance Conservative Investors Portfolio, as of June 30, 1997 and December 31, 1996, respectively.
**    Commencement of Operations.

                      See Notes to Financial Statements.

                                                                 ALLIANCE
           ALLIANCE                      ALLIANCE            SMALL CAP GROWTH
   INTERNATIONAL PORTFOLIO      AGGRESSIVE STOCK PORTFOLIO      PORTFOLIO
----------------------------- ----------------------------- ----------------
  SIX MONTHS                    SIX MONTHS                   MAY 1, 1997**
    ENDED        YEAR ENDED       ENDED        YEAR ENDED          TO
   JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,      JUNE 30,
     1997           1996           1997           1996            1997
-------------- -------------- -------------- -------------- ----------------
  (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
 $  1,197,955    $  1,072,074  $    6,159,670 $    8,075,002   $     1,834
    4,158,929       3,051,749      96,880,608    651,846,275        28,972
   14,167,307       4,245,403      40,215,336    (19,577,800)      811,524
-------------- -------------- -------------- -------------- ----------------
   19,524,191       8,369,226     143,255,614    640,343,477       842,330
-------------- -------------- -------------- -------------- ----------------
   (1,195,407)     (1,072,074)     (6,323,032)    (8,075,028)       (1,621)
           --        (972,982)             --        (50,994)           --
           --      (2,651,391)             --   (651,842,635)           --
           --              --              --     (1,362,771)           --
           --              --              --             --            --
-------------- -------------- -------------- -------------- ----------------
   (1,195,407)     (4,696,447)     (6,323,032)  (661,331,428)       (1,621)
-------------- -------------- -------------- -------------- ----------------
       (1,266)             --          (8,975)            --          (213)
           --              --              --           (452)           --
           --              --              --         (3,630)           --
           --              --              --        (32,780)           --
           --              --              --             --            --
-------------- -------------- -------------- -------------- ----------------
       (1,266)             --          (8,975)       (36,862)         (213)
-------------- -------------- -------------- -------------- ----------------
   (1,196,673)     (4,696,447)     (6,332,007)  (661,368,290)       (1,834)
-------------- -------------- -------------- -------------- ----------------
   79,917,865     141,011,557     630,710,180  1,093,061,087    10,110,188
    1,195,407       4,696,447       6,323,032    661,331,428         1,621
  (31,799,456)    (26,157,811)   (388,217,125)  (568,654,477)   (1,125,632)
-------------- -------------- -------------- -------------- ----------------
   49,313,816     119,550,193     248,816,087  1,185,738,038     8,986,177
-------------- -------------- -------------- -------------- ----------------
      395,023              --      23,269,993        604,481     2,421,422
        1,266              --           8,975         36,862           213
           --              --        (161,618)            --       (12,312)
-------------- -------------- -------------- -------------- ----------------
      396,289              --      23,117,350        641,343     2,409,323
-------------- -------------- -------------- -------------- ----------------
   49,710,105     119,550,193     271,933,437  1,186,379,381    11,395,500
-------------- -------------- -------------- -------------- ----------------
   68,037,623     123,222,972     408,857,044  1,165,354,568    12,235,996
  151,906,835      28,683,863   3,865,869,417  2,700,514,849            --
-------------- -------------- -------------- -------------- ----------------
 $219,944,458    $151,906,835  $4,274,726,461 $3,865,869,417   $12,235,996
============== ============== ============== ============== ================

                     (RESTUBBED TABLE CONTINUED FROM ABOVE)

            ALLIANCE
      CONSERVATIVE INVESTORS
            PORTFOLIO
--------------------------------
   SIX MONTHS
     ENDED        YEAR ENDED
    JUNE 30,     DECEMBER 31,
      1997           1996
 -------------- --------------
 (UNAUDITED)
   $  6,027,033   $ 12,360,795
        540,455      6,689,821
     10,595,325     (4,721,182)
 -------------- --------------
     17,162,813     14,329,434
 -------------- --------------
     (5,929,728)   (12,360,795)
             --        (44,557)
             --     (6,689,821)
             --       (396,608)
             --             --
 -------------- --------------
     (5,929,728)   (19,491,781)
 -------------- --------------
         (2,081)            --
             --             --
             --             --
             --             --
             --             --
 -------------- --------------
         (2,081)            --
 -------------- --------------
     (5,931,809)   (19,491,781)
 -------------- --------------
     14,363,491     50,046,532
      5,929,728     19,491,781
    (24,308,252)   (34,074,560)
 -------------- --------------
     (4,015,033)    35,463,753
 -------------- --------------
        214,487             --
          2,081             --
             --             --
 -------------- --------------
        216,568             --
 -------------- --------------
     (3,798,465)    35,463,753
 -------------- --------------
      7,432,539     30,301,406
    282,402,401    252,100,995
 -------------- --------------
   $289,834,940   $282,402,401
 ============== ==============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

                                                                                               ALLIANCE
                                                                ALLIANCE                   GROWTH INVESTORS
                                                           BALANCED PORTFOLIO                 PORTFOLIO
                                                     ----------------------------- ------------------------------
                                                       SIX MONTHS                    SIX MONTHS
                                                         ENDED        YEAR ENDED       ENDED        YEAR ENDED
                                                        JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                          1997           1996           1997           1996
                                                     -------------- -------------- -------------- ---------------
                                                       (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income............................... $   27,201,852 $   49,871,322 $   15,842,496 $   25,706,114
 Realized gain--net..................................     14,569,279    128,392,470     22,012,963    131,200,343
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net........................     81,491,897     (3,420,061)    97,367,548    (20,549,143)
                                                      -------------- -------------- -------------- ---------------
 Net increase in net assets from operations .........    123,263,028    174,843,731    135,223,007    136,357,314
                                                      -------------- -------------- -------------- ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE
 1):
 Class IA:
  Dividends from net investment income...............    (26,721,849)   (49,871,322)   (15,510,310)   (25,705,569)
  Dividends in excess of net investment income ......             --       (241,952)            --     (2,082,361)
  Distributions from realized gains..................             --   (128,392,470)            --   (131,199,726)
  Distributions in excess of realized gains .........             --     (2,491,886)            --       (570,518)
                                                      -------------- -------------- -------------- ---------------
 Total Class IA dividends and distributions .........    (26,721,849)  (180,997,630)   (15,510,310)  (159,558,174)
                                                      -------------- -------------- -------------- ---------------
 Class IB:
  Dividends from net investment income...............             --             --       (127,072)          (545)
  Dividends in excess of net investment income ......             --             --             --         (2,449)
  Distributions from realized gains..................             --             --             --           (617)
  Distributions in excess of realized gains .........             --             --             --         (6,239)
                                                      -------------- -------------- -------------- ---------------
 Total Class IB dividends and distributions .........             --             --       (127,072)        (9,850)
                                                      -------------- -------------- -------------- ---------------
 Decrease in net assets from dividends and
  distributions......................................    (26,721,849)  (180,997,630)   (15,637,382)  (159,568,024)
                                                      -------------- -------------- -------------- ---------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold........................................     31,134,396     64,030,181    105,230,500    297,495,728
  Shares issued in reinvestment of dividends and
   distributions.....................................     26,721,849    180,997,630     15,510,310    159,558,174
  Shares redeemed....................................   (125,799,164)  (124,160,136)   (31,457,687)   (28,339,916)
                                                      -------------- -------------- -------------- ---------------
 Total Class IA transactions.........................    (67,942,919)   120,867,675     89,283,123    428,713,986
                                                      -------------- -------------- -------------- ---------------
 Class IB:
  Shares sold........................................             --             --     16,529,778        468,087
  Shares issued in reinvestment of dividends and
   distributions.....................................             --             --        127,072          9,850
  Shares redeemed....................................             --             --       (137,709)           (90)
                                                      -------------- -------------- -------------- ---------------
 Total Class IB transactions.........................             --             --     16,519,141        477,847
                                                      -------------- -------------- -------------- ---------------
 Net increase (decrease) in net assets derived from
  share transactions.................................    (67,942,919)   120,867,675    105,802,264    429,191,833
                                                      -------------- -------------- -------------- ---------------
INCREASE IN NET ASSETS...............................     28,598,260    114,713,776    225,387,889    405,981,123
NET ASSETS, BEGINNING OF PERIOD......................  1,637,855,504  1,523,141,728  1,302,114,983    896,133,860
                                                      -------------- -------------- -------------- ---------------
NET ASSETS, END OF PERIOD*........................... $1,666,453,764 $1,637,855,504 $1,527,502,872 $1,302,114,983
                                                      ============== ============== ============== ===============

------------
* Including accumulated undistributed (overdistributed) net investment income of $289,303 and $(190,700) for the Alliance Balanced Portfolio and $(930,832) and $(1,135,946) for the Alliance Growth Investors Portfolio, as of June 30, 1997 and December 31, 1996, respectively.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                       EFFECTIVE
                                           PRINCIPAL       VALUE        ANNUAL
                                            AMOUNT        (NOTE 1)      YIELD*
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANK NOTES (0.4%)
Bank of America
 Due 11/07/97...........................  $ 2,000,000   $  1,998,425     5.77%
                                                      --------------
CERTIFICATES OF DEPOSIT
Abbey National North America Corp.
 Due 11/26/97...........................   10,000,000      9,988,935     5.76
Commerzbank U.S. Finance
 Due 11/18/97...........................    5,000,000      4,995,365     5.77
Credit Swiss
 Due 03/16/98...........................    6,000,000      6,000,735     5.88
Dresdner Bank
 Due 07/07/97...........................    3,750,000      3,750,036     5.68
Mitsubishi Bank Ltd.-N.Y.
 Due 08/06/97...........................   20,000,000     20,001,550     5.95
Morgan Guaranty Trust Co.:
 Due 07/07/97...........................    7,000,000      6,999,940     5.68
 Due 09/17/97...........................    2,000,000      2,000,025     5.73
 Due 03/19/98...........................   10,000,000     10,014,139     5.74
Norinchuckin Bank Ltd.:
 Due 09/04/97...........................   10,000,000     10,004,607     5.74
 Due 09/08/97...........................   10,000,000     10,004,887     5.74
Sumitomo Bank Ltd.
 Due 07/31/97...........................   15,000,000     14,999,740     5.96
Swiss Bank Corp.
 Due 01/30/98...........................   10,000,000      9,993,129     5.90
                                                      --------------
  TOTAL CERTIFICATES OF DEPOSIT
 (23.3%)................................                 108,753,088
                                                      --------------
COMMERCIAL PAPER
ASCC Commercial Paper
 Due 08/19/97...........................    1,400,000      1,389,481     5.78
Asset Backed Capital
 Due 12/08/97...........................   10,000,000      9,754,667     5.83
Associates Corp. of North America
 Due 07/01/97...........................    2,500,000      2,500,000     6.33
Atlas Funding Corp.:
 Due 07/09/97...........................    1,131,000      1,129,613     5.76
 Due 07/15/97...........................    6,200,000      6,186,691     5.76
 Due 07/21/97...........................    6,700,000      6,679,453     5.77
Bankers Trust Securities
 Due 07/01/97...........................   22,800,000     22,800,000     6.27
Berliner Handels Und Frank
 Due 10/01/97...........................    5,000,000      4,929,467     5.80
BHF Delaware Corp.
 Due 09/08/97...........................    5,000,000      4,947,100     5.79
Centauri Corp.
 Due 09/24/97...........................    6,800,000      6,711,373     5.80
Dakota Funding, Inc.
 Due 07/01/97...........................   22,800,000     22,800,000     6.27
Delaware Funding Corp.
 Due 09/30/97...........................    9,200,000      9,071,629     5.80
Dresdner U.S. Finance, Inc.
 Due 07/01/97...........................   19,000,000     19,000,000     6.41
Eureka Corp.
 Due 09/25/97...........................    4,200,000      4,144,616     5.80
Goldman Sachs & Co.
 Due 07/09/97...........................   18,600,000     18,577,060     5.79

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1997 (Unaudited)

----------------------------------------------------------------------------------------------
                                                                                     EFFECTIVE
                                                          PRINCIPAL       VALUE       ANNUAL
                                                           AMOUNT       (NOTE 1)      YIELD*
----------------------------------------------------------------------------------------------
Greenwich Asset Funding, Inc.
 Due 07/01/97..........................................  $14,700,000  $ 14,700,000     6.27%
International Securitization
 Due 07/21/97..........................................    8,511,000     8,484,900     5.77
Merrill Lynch & Co., Inc.
 Due 12/15/97..........................................    5,000,000     4,871,967     5.83
Preferred Receivables Funding:
 Due 07/08/97..........................................   10,025,000    10,014,181     5.79
 Due 09/25/97..........................................   10,000,000     9,867,417     5.83
R.O.S.E. Funding Ltd.:
 Due 07/29/97..........................................   10,300,000    10,255,779     5.77
 Due 09/26/97..........................................   11,000,000    10,853,260     5.80
Sigma Finance Corp.:
 Due 07/15/97..........................................    2,700,000     2,694,204     5.76
 Due 07/25/97..........................................    7,100,000     7,073,730     5.80
 Due 10/01/97..........................................    3,500,000     3,450,627     5.80
 Due 10/06/97..........................................    3,000,000     2,955,380     5.80
S.P.A.R.C.:
 Due 07/03/97..........................................   11,000,000    10,996,607     5.79
 Due 07/17/97..........................................    2,000,000     1,995,093     5.76
Three River Funding:
 Due 07/15/97..........................................    7,000,000     6,984,973     5.76
 Due 07/22/97..........................................    4,570,000     4,555,285     5.77
 Due 07/24/97..........................................    5,235,000     5,216,538     5.77
Windmill Funding Corp.
 Due 09/25/97..........................................   20,415,000    20,145,794     5.80
Wood Street Funding
 Due 07/22/97..........................................    4,420,000     4,405,768     5.77
                                                                     -------------
  TOTAL COMMERCIAL PAPER (60.1%).......................                280,142,653
                                                                     -------------
CORPORATE NOTE (3.2%)
Beta Finance, Inc.
 Due 01/30/98..........................................   15,000,000    15,012,369     5.56
                                                                     -------------
U.S. GOVERNMENT AGENCIES (7.5%)
Federal Farm Credit Bank
 Due 06/02/98..........................................   15,000,000    15,000,000     5.20
Student Loan Marketing Association
 Due 10/14/97..........................................   20,000,000    20,000,000     5.20
                                                                     -------------
  TOTAL U.S. GOVERNMENT AGENCIES (7.5%)................                 35,000,000
                                                                     -------------
VARIABLE RATE LIBOR (3.3%)
Merrill Lynch & Co., Inc.
 Due 12/24/97..........................................   15,000,000    14,978,681     5.95
                                                                     -------------
TOTAL INVESTMENTS IN SHORT-TERM DEBT SECURITIES
 (97.8%)
 (Amortized Cost $455,780,064).........................                455,885,216
OTHER ASSETS LESS LIABILITIES (2.2%)...................                 10,046,131
                                                                     -------------
NET ASSETS (100.0%)....................................               $465,931,347
                                                                     =============

------------
* Based on market values at the close of business on June 30, 1997.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                  PRINCIPAL       VALUE
                                    AMOUNT      (NOTE 1)
----------------------------------------------------------
LONG-TERM DEBT SECURITIES:
COLLATERALIZED MORTGAGE
 OBLIGATIONS (4.1%)
Federal National Mortgage
 Association
 6.164%, 03/01/20............... $ 4,261,974  $  4,249,998
                                             -------------
MORTGAGE RELATED (22.0%)
Federal Home Loan Mortgage
 Corp:
 7.5%, 07/01/11.................   1,059,660     1,074,895
 7.5%, 08/01/11.................     157,299       159,561
 7.5%, 10/01/11.................   1,058,679     1,073,899
 7.5%, 11/01/11.................   1,457,270     1,478,220
 7.5%, 05/01/12.................     982,589       996,715
 7.5%, 06/01/12.................   1,652,500     1,676,255
 9.5%, 01/01/20.................       4,916         5,265
Federal National Mortgage
 Association:
 7.583%, 06/01/25 (a)...........   3,801,820     3,858,848
 7.602%, 06/01/25 (a)...........   3,956,098     4,018,526
 6.087% COFI, 08/01/29 (a) .....   6,387,354     6,331,466
Government National Mortgage
 Association
 7.0% TBA, 06/20/27.............   2,000,000     1,963,130
                                             -------------
                                                22,636,780
                                             -------------
U.S. GOVERNMENT & AGENCIES (70.3%)
Federal Home Loan Bank
 5.5%, 01/10/01.................   4,500,000     4,368,960
Resolution Funding S.T.R.I.P.S.
 Zero Coupon Deb., 04/15/99 .... $ 5,000,000  $  4,492,550
Tennessee Valley Authority
 6.5%, 08/20/01.................   5,400,000     5,393,250
U.S. Treasury:
 5.75% Note, 12/31/98...........   1,200,000     1,196,250
 6.0% Note, 08/15/99............  14,000,000    13,965,000
 6.375% Note, 05/15/00..........   2,000,000     2,007,500
 6.125% Note, 12/31/01..........  11,700,000    11,586,662
 6.25% Note, 02/28/02...........   2,400,000     2,386,500
 6.625% Note, 03/31/02..........   1,800,000     1,816,312
 6.625% Note, 04/30/02..........   7,000,000     7,063,441
 6.25% Note, 06/30/02...........  10,300,000    10,238,818
 11.875% Bond, 11/15/03.........   6,300,000     8,054,159
                                             -------------
                                                72,569,402
                                             -------------
TOTAL LONG-TERM DEBT SECURITIES (96.4%)
 (Amortized Cost $99,147,147) ..                99,456,180
                                             -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.2%)
Federal Home Loan Bank
 5.3%, due 07/01/97.............   3,300,000     3,300,000
                                             -------------
TOTAL SHORT-TERM DEBT SECURITIES (3.2%)
 (Amortized Cost $3,300,000) ...                 3,300,000
                                             -------------
TOTAL INVESTMENTS (99.6%)
 (Amortized Cost $102,447,147) .               102,756,180
OTHER ASSETS LESS LIABILITIES (0.4%)               401,737
                                             -------------
NET ASSETS (100.0%).............              $103,157,917
                                             =============

------------
(a) Adjustable rate mortgage; stated interest rate in effect at June 30, 1997.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                  PRINCIPAL       VALUE
                                    AMOUNT      (NOTE 1)
-----------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (3.4%)
Reliance Industries Ltd.
 10.375%, 06/24/16.............. $ 5,500,000  $  6,162,750
                                             -------------
METALS & MINING (3.4%)
Southern Peru Ltd.
 7.9%, 05/30/07+................   6,000,000     6,099,600
                                             -------------
 TOTAL BASIC MATERIALS (6.8%) ..                12,262,350
                                             -------------
BUSINESS SERVICES (3.3%)
PRINTING, PUBLISHING &
 BROADCASTING
Time Warner Entertainment Co.
 8.375%, 03/15/23...............   5,700,000     5,860,740
                                             -------------
CREDIT SENSITIVE
BANKS (7.4%)
Dao Heng Bank Ltd.
 7.75%, 01/24/07+...............   3,000,000     3,008,070
Dime Capital Trust I
 9.33%, 05/06/27................   5,000,000     5,206,950
St. George Funding Co.
 8.485%, 06/30/17(a)+ ..........   5,000,000     5,015,000
                                             -------------
                                                13,230,020
                                             -------------
FOREIGN GOVERNMENT (3.1%)
Ministry Finance of Russia
 10.0%, 06/26/07+...............   5,500,000     5,480,750
                                             -------------
MORTGAGE RELATED (22.4%)
Federal Home Loan
 Mortgage Corp.
 7.0%, 09/01/11.................   7,404,382     7,390,499
Federal National Mortgage
 Association:
 6.5%, 05/01/11.................  12,437,259    12,180,741
 6.5%, 08/01/11.................   2,034,227     1,992,272
 7.0%, 05/01/26.................   8,064,528     7,903,262
Government National Mortgage
 Association:
 7.5%, 01/15/27.................   3,984,214     3,994,187
 7.5%, 03/15/27.................   5,039,700     5,052,314
 7.5%, 04/15/27.................   1,691,501     1,695,735
                                             -------------
                                                40,209,010
                                             -------------

UTILITY--ELECTRIC (3.1%)
Empresa Nacional de
 Electricidad S.A.
 7.875%, 02/01/27............... $ 5,500,000  $  5,546,839
                                             -------------
UTILITY--GAS (2.9%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+..............   5,000,000     5,246,500
                                             -------------
U.S. GOVERNMENT (43.2%)
U.S. Treasury:
 6.125% Note, 08/31/98..........  36,500,000    36,591,250
 6.25% Note, 04/30/01...........   8,350,000     8,329,125
 6.5% Note, 05/31/02............  16,850,000    16,913,188
 6.875% Note, 05/15/06..........  11,000,000    11,226,875
 6.625% Bond, 02/15/27..........   4,875,000     4,768,359
                                             -------------
                                                77,828,797
                                             -------------
 TOTAL CREDIT SENSITIVE
 (82.1%)........................               147,541,916
                                             -------------
TOTAL LONG-TERM DEBT SECURITIES (92.2%)
 (Amortized Cost $163,847,074) .               165,665,006
                                             -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank:
 5.3%, due 07/01/97.............   3,900,000     3,900,000
 5.39%, due 07/03/97............   7,700,000     7,697,694
                                             -------------
TOTAL U.S. GOVERNMENT AGENCIES (6.5%)           11,597,694
                                             -------------
TOTAL SHORT-TERM DEBT SECURITIES (6.5%)
 (Amortized Cost $11,597,694) ..                11,597,694
                                             -------------
TOTAL INVESTMENTS (98.7%)
 (Amortized Cost $175,444,768) .               177,262,700
OTHER ASSETS
 LESS LIABILITIES (1.3%)........                 2,350,006
                                             -------------
NET ASSETS (100.0%).............              $179,612,706
                                             =============

------------
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1997, these securities amounted to $24,849,920 or 13.8% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 1997.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                    NUMBER         VALUE
                                   OF SHARES     (NOTE 1)
-----------------------------------------------------------
COMMON STOCKS AND WARRANTS:
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING &
 BROADCASTING
Pegasus Communications Corp.
 (Class A)*.....................       3,384    $    36,801
                                              -------------
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION
Capital Pacific Holdings,
 Inc.--
 Warrants*......................      11,850         17,775
                                              -------------
CONSUMER CYCLICALS
RETAIL--GENERAL (0.0%)
Eye Care Centers of America--
 Warrants *.....................       5,000         20,000
Florists Transworld Corp.
 (Class B)*+....................      18,750         18,750
                                              -------------
 TOTAL CONSUMER CYCLICALS (0.0%)                     38,750
                                              -------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.0%)
Wright Medical Technology,
 Inc.--Warrants*................         618         80,340
                                              -------------
SOAPS & TOILETRIES (0.1%)
Renaissance
 Cosmetics--Warrants*...........       2,000        100,000
                                              -------------
 TOTAL CONSUMER NONCYCLICALS (0.1%)                 180,340
                                              -------------
TOTAL COMMON STOCKS
 AND WARRANTS (0.1%)
 (Cost $157,935)................                    273,666
                                              -------------
                                  PRINCIPAL
                                   AMOUNT
                                -------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (7.0%)
Harris Chemical North America,
 Inc.
 10.75%, 10/15/03...............  $6,500,000      6,695,000
Kaiser Aluminum & Chemical
 10.875%, 10/15/06+.............   4,000,000      4,280,000
Trans Resources, Inc.
 11.875% Sr. Sub. Note
 Series B, 07/01/02.............   5,500,000      5,665,000
VICAP SA
 11.375%, 05/15/07..............   3,750,000      3,923,437
                                              -------------
                                                 20,563,437
                                              -------------
METALS & MINING (3.9%)
Great Lakes Carbon Corp.
 10.0%, 01/01/06................   2,500,000      2,637,500
Maxxam Group Holdings, Inc.
 12.0%, 08/01/01+...............   3,395,000      3,522,313
Westmin Resources Ltd.
 11.0%, 03/15/07................   5,000,000      5,225,000
                                              -------------
                                                 11,384,813
                                              -------------
PAPER (4.3%)
FSW International
 12.5%, 11/10/06+...............   7,000,000      7,227,500

                                    PRINCIPAL       VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------------------------------------
Stone Container Corp.
 12.25%, 04/01/02................  $5,250,000    $ 5,355,000
                                               --------------
                                                  12,582,500
                                               --------------
 TOTAL BASIC MATERIALS (15.2%) ..                 44,530,750
                                               --------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
 BROADCASTING (4.6%)
Pen Tab Industries, Inc.
 10.875%, 02/01/07+..............   5,500,000      5,568,750
Telemundo Group, Inc.
 7.0%, 02/15/06 (a)..............   8,235,000      7,905,600
                                               --------------
                                                  13,474,350
                                               --------------
TRUCKING, SHIPPING (1.8%)
Equimar Shipholdings Ltd.
 9.875%, 07/01/07................   5,500,000      5,390,000
                                               --------------
 TOTAL BUSINESS SERVICES (6.4%) .                 18,864,350
                                               --------------
CAPITAL GOODS
BUILDING & CONSTRUCTION (2.8%)
MMI Products, Inc.
 11.25%, 04/15/07................   4,000,000      4,240,000
Williams Scotsman, Inc.
 9.875%, 06/01/07................   4,000,000      4,040,000
                                               --------------
                                                   8,280,000
                                               --------------
MACHINERY (1.6%)
Roller Bearing Co. of America
 9.625%, 06/15/07................   4,500,000      4,545,000
                                               --------------
 TOTAL CAPITAL GOODS (4.4%) .....                 12,825,000
                                               --------------
CONSUMER CYCLICALS
LEISURE RELATED (6.0%)
Coleman Escrow Corp.
 Zero Coupon, 05/15/01...........   8,000,000      5,100,000
Hedstrom Corp.
 10.0%, 06/01/07.................   5,000,000      5,075,000
Riddell Sports, Inc.
 10.5%, 07/15/07.................   3,000,000      3,075,000
Waterford Gaming LLC
 12.75%, 11/15/03+...............   4,000,000      4,480,000
                                               --------------
                                                  17,730,000
                                               --------------
RETAIL--GENERAL (1.6%)
Pantry, Inc.
 12.0%, 11/15/00.................   4,500,000      4,590,000
                                               --------------
 TOTAL CONSUMER CYCLICALS
 (7.6%)..........................                 22,320,000
                                               --------------
CONSUMER NONCYCLICALS
FOODS (2.7%)
Specialty Foods Corp.
 11.125%, 10/01/02...............   8,000,000      7,920,000
                                               --------------
CONTAINERS (2.2%)
Anchor Glass
 11.25%, 04/01/05................   4,000,000      4,290,000
MVE, Inc.
 12.5%, 02/15/02.................   2,000,000      2,050,000
                                               --------------
                                                   6,340,000
                                               --------------

                                       14

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                    PRINCIPAL       VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------------------------------------
RETAIL--FOOD (5.3%)
Digiorgio Corp.
 10.0%, 06/15/07.................  $ 7,500,000   $  7,293,750
Shoppers Food Warehouse
 9.75%, 06/15/04.................    8,500,000      8,478,750
                                               --------------
                                                   15,772,500
                                               --------------
TOTAL CONSUMER NONCYCLICALS (10.2%)                30,032,500
                                               --------------
CREDIT SENSITIVE
FINANCIAL SERVICES (2.0%)
Cityscape Financial Corp
 12.75%, 06/01/04................    6,000,000      5,940,000
                                               --------------
FOREIGN GOVERNMENT (1.8%)
Republic of Panama
 6.5625%, 07/17/16 (b)...........    6,084,360      5,350,434
                                               --------------
UTILITY--ELECTRIC (1.1%).........
AES China Generating Co. ........
 10.125%, 12/15/06...............    3,000,000      3,172,500
                                               --------------
 TOTAL CREDIT SENSITIVE (4.9%) ..                  14,462,934
                                               --------------
ENERGY
OIL--DOMESTIC (7.3%)
DI Industries, Inc.
 8.875%, 07/01/07................    6,000,000      5,895,000
Transamerican Energy:
 11.5%, 06/15/02.................    4,000,000      3,870,000
 Zero Coupon, 06/15/02 (c) ......    7,500,000      5,418,750
TransTexas Gas Corp.
 13.75%, 12/31/01................    5,829,000      6,237,030
                                               --------------
                                                   21,420,780
                                               --------------
OIL--SUPPLIES & CONSTRUCTION (1.2%)
Deeptech International, Inc.
 12.0%, 12/15/00.................    3,500,000      3,640,000
                                               --------------
RAILROADS (1.0%)
TFM SA de CV
 Zero Coupon, 06/15/09 (c) ......    5,000,000      2,887,500
                                               --------------
 TOTAL ENERGY (9.5%).............                  27,948,280
                                               --------------
TECHNOLOGY
ELECTRONICS (8.0%)
Sullivan Graphic, Inc.
 12.75%, 08/01/05................    5,000,000      5,150,000
Therma-Wave, Inc.
 10.625%, 05/15/04...............    4,750,000      5,035,000
Unisys Corp.
 11.75%, 10/15/04................    7,000,000      7,647,500
Viasystems, Inc.
 9.75%, 06/01/07.................    5,500,000      5,582,500
                                               --------------
                                                   23,415,000
                                               --------------

TELECOMMUNICATIONS (22.0%)
American Telecasting, Inc.
 Zero Coupon, 08/15/05 (c) ......  $ 5,000,000   $  1,400,000
Celestica International, Inc.
 10.5%, 12/31/06+................    2,500,000      2,687,500
Econophone, Inc.
 13.5%, 07/15/07.................    3,750,000      3,806,250
Globalstar L.P.
 11.25%, 06/15/04+...............    9,000,000      8,370,000
GST Equipment Funding
 13.25%, 05/01/07................    6,000,000      6,420,000
Innova S de R.L.
 12.875%, 04/01/07...............    4,000,000      4,170,000
Intercel, Inc.
 11.125%, 06/15/07...............    5,000,000      5,050,000
McCaw International Ltd.
 Zero Coupon, 04/15/07 (c) ......    4,000,000      1,940,000
Optel, Inc.
 13.0%, 02/15/05+................   10,000,000      9,700,000
Orion Network Systems, Inc.
 11.25%, 01/15/07................    4,000,000      4,100,000
PTC International Finance B.V.
 Zero Coupon, 07/01/07 (c) ......    9,000,000      5,467,500
Radio One, Inc.
 7.0%, 05/15/04 (a)..............    4,000,000      3,510,000
Tekni-Plex, Inc.
 11.25%, 04/01/07................    2,500,000      2,700,000
Winstar Equipment Corp.
 12.5%, 03/15/04.................    5,000,000      4,850,000
                                               --------------
                                                   64,171,250
                                               --------------
 TOTAL TECHNOLOGY (30.0%)........                  87,586,250
                                               --------------
TOTAL LONG-TERM DEBT SECURITIES (88.2%)
 (Amortized Cost $253,287,357) ..                 258,570,064
                                               --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank:
 5.3%, due 07/01/97..............    7,200,000      7,200,000
 5.39%, due 07/03/97.............      400,000        399,880
                                               --------------
 TOTAL U.S. GOVERNMENT  AGENCIES
 (2.6%)..........................                   7,599,880
                                               --------------
TOTAL SHORT-TERM DEBT SECURITIES (2.6%)
 (Amortized Cost $7,599,880) ....                   7,599,880
                                               --------------
TOTAL INVESTMENTS (90.9%)
 (Cost/Amortized Cost $261,045,172)               266,443,610
OTHER ASSETS
 LESS LIABILITIES (9.1%).........                  26,751,391
                                               --------------
NET ASSETS (100.0%)..............                $293,195,001
                                               ==============

------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1997, these securities amounted to $45,854,813 or 15.6% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 1997.
(b) Coupon will fluctuate based upon an interest rate index. Stated interest rate in effect at June 30, 1997.
(c) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES    (NOTE 1)
------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (1.3%)
Dow Chemical Co. ..................    60,000   $  5,227,500
                                               -------------
CHEMICALS--SPECIALTY (1.0%)
Morton International, Inc. ........   133,000      4,014,938
                                               -------------
 TOTAL BASIC MATERIALS (2.3%) .....                9,242,438
                                               -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.8%)
United Waste Systems, Inc.*........    22,600        926,600
USA Waste Services, Inc.*..........    55,000      2,124,375
                                               -------------
                                                   3,050,975
                                               -------------
PRINTING, PUBLISHING &
 BROADCASTING (3.4%)
Comcast Corp. (Class A) SPL........   121,000      2,586,375
Liberty Media Group
 (Class A)*........................   124,000      2,945,000
New York Times Co..................    41,000      2,029,500
Reuters Holdings PLC (ADR).........    43,000      2,709,000
Time Warner, Inc...................    54,500      2,629,625
Viacom, Inc. (Class B)*............    22,400        672,000
                                               -------------
                                                  13,571,500
                                               -------------
TRUCKING, SHIPPING (0.2%)
Xtra Corp..........................    20,400        896,325
                                               -------------
 TOTAL BUSINESS SERVICES (4.4%) ...               17,518,800
                                               -------------
CAPITAL GOODS
AEROSPACE (0.8%)
General Dynamics Corp..............    42,000      3,150,000
                                               -------------
ELECTRICAL EQUIPMENT (1.5%)
General Electric Co................    90,000      5,883,750
                                               -------------
MACHINERY (2.6%)
Allied Signal, Inc.................    36,000      3,024,000
Cooper Industries, Inc.............    55,000      2,736,250
Fluor Corp.........................    59,000      3,256,063
Solectron Corp.*...................    24,600      1,723,538
                                               -------------
                                                  10,739,851
                                               -------------
 TOTAL CAPITAL GOODS (4.9%)........               19,773,601
                                               -------------
CONSUMER CYCLICALS
AIRLINES (0.8%)
Delta Air Lines, Inc...............    39,200      3,214,400
                                               -------------
APPAREL, TEXTILE (1.2%)
Reebok International Ltd...........   100,400      4,693,700
                                               -------------
AUTOS & TRUCKS (1.2%)
Chrysler Corp. ....................   100,500      3,297,656
Harley-Davidson, Inc. .............    35,000      1,677,813
                                               -------------
                                                   4,975,469
                                               -------------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.9%)
Sunbeam Corp.......................    91,500      3,454,125
                                               -------------
RETAIL--GENERAL (3.4%)
Dayton Hudson Corp.................    92,000      4,893,250
Federated Department Stores,
 Inc.*.............................    94,600      3,287,350
Sears, Roebuck & Co................   103,800      5,579,250
                                               -------------
                                                  13,759,850
                                               -------------
 TOTAL CONSUMER CYCLICALS (7.5%)                  30,097,544
                                               -------------

CONSUMER NONCYCLICALS
BEVERAGES (1.7%)
Anheuser Busch, Inc................   160,000   $  6,710,000
                                               -------------
DRUGS (5.4%)
Centocor, Inc.*....................   101,000      3,137,313
Merck & Co., Inc...................    92,000      9,522,010
Schering Plough Corp...............   189,000      9,048,375
                                               -------------
                                                  21,707,698
                                               -------------
FOODS (4.1%)
Campbell Soup Co...................   126,000      6,300,000
General Mills, Inc.................    51,000      3,321,375
Heinz (H.J.) Co....................    93,000      4,289,625
Whitman Corp.......................   109,000      2,616,000
                                               -------------
                                                  16,527,000
                                               -------------
HOSPITAL SUPPLIES & SERVICES (4.7%)
Boston Scientific Corp.* ..........    54,000      3,317,625
Columbia/HCA Healthcare Corp. .....   156,000      6,132,750
Healthsouth Corp.* ................    12,257        305,659
PacifiCare Health Systems, Inc.
 (Class B)*........................   115,000      7,345,625
Saint Jude Medical, Inc.* .........    42,000      1,638,000
                                               -------------
                                                  18,739,659
                                               -------------
RETAIL--FOOD (0.8%)
Kroger Co.*........................   110,000      3,190,000
                                               -------------
TOBACCO (5.0%)
Philip Morris Cos., Inc. ..........   238,500     10,583,438
RJR Nabisco Holdings Corp..........   288,400      9,517,200
                                               -------------
                                                  20,100,638
                                               -------------
 TOTAL CONSUMER NONCYCLICALS (21.7%)              86,974,995
                                               -------------
CREDIT SENSITIVE
BANKS (6.0%)
Chase Manhattan Corp...............   113,200     10,987,475
First Bank Systems.................    39,500      3,372,313
First Chicago NBD Corp.............    12,825        775,913
First Union Corp...................    98,500      9,111,250
                                               -------------
                                                  24,246,951
                                               -------------
FINANCIAL SERVICES (4.2%)
Bear Stearns Cos., Inc.............    48,000      1,641,000
MBNA Corp..........................    83,000      3,039,875
Morgan Stanley, Dean Witter,
 Discover & Co.....................   185,000      7,966,563
PMI Group, Inc.....................    66,600      4,154,175
                                               -------------
                                                  16,801,613
                                               -------------
INSURANCE (3.5%)
Exel Ltd...........................    20,500      1,081,375
General Re Corp....................    26,400      4,804,800
Hartford Financial Services Group,
 Inc...............................    56,500      4,675,375
PennCorp Financial Group, Inc. ....    93,000      3,580,500
                                               -------------
                                                  14,142,050
                                               -------------
REAL ESTATE (0.3%)
Security Capital Industrial Trust .    54,000      1,161,000
                                               -------------

                                       16

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                    OF SHARES     (NOTE 1)
------------------------------------------------------------
UTILITY--ELECTRIC (1.3%)
FPL Group, Inc.....................    43,000   $  1,980,688
NIPSCO Industries, Inc.............    56,000      2,313,500
Pinnacle West Capital Corp.........    36,000      1,082,250
                                               -------------
                                                   5,376,438
                                               -------------
UTILITY--TELEPHONE (2.0%)
AT&T Corp..........................   117,300      4,112,831
Teleport Communications Group,
 Inc. (Class A)*...................    99,700      3,402,263
                                               -------------
                                                   7,515,094
                                               -------------
 TOTAL CREDIT SENSITIVE (17.3%) ...               69,243,146
                                               -------------
ENERGY
OIL--DOMESTIC (3.2%)
Apache Corp........................   102,000      3,315,000
Murphy Oil Corp....................    64,000      3,120,000
USX-Marathon Group.................   225,000      6,496,875
                                               -------------
                                                  12,931,875
                                               -------------
OIL--INTERNATIONAL (4.8%)
Mobil Corp.........................    88,600      6,190,925
Texaco, Inc. ......................   120,200     13,071,750
                                               -------------
                                                  19,262,675
                                               -------------
OIL--SUPPLIES & CONSTRUCTION (1.6%)
BJ Services Co.*...................    29,600      1,587,300
Baker Hughes, Inc..................     4,100        158,619
Halliburton Co.....................    18,900      1,497,825
Transocean Offshore, Inc...........    44,900      3,260,863
                                               -------------
                                                   6,504,607
                                               -------------
RAILROADS (1.0%)
Canadian Pacific Ltd...............    39,000      1,109,063
Union Pacific Corp.................    39,000      2,749,500
                                               -------------
                                                   3,858,563
                                               -------------
 TOTAL ENERGY (10.6%)..............               42,557,720
                                               -------------
TECHNOLOGY
ELECTRONICS (8.4%)
Applied Materials, Inc.*...........    53,000      3,753,063
Atmel Corp.*.......................   129,800      3,634,400
Cisco Systems, Inc.*...............   126,500      8,491,313
Cypress Semiconductor Corp.* ......    14,269        206,901
Intel Corp.........................    35,000      4,963,438
LSI Logic Corp.*...................    35,510      1,136,320
Micron Technology, Inc.*...........    31,000      1,238,063
National Semiconductor Corp.* .....   202,000      6,186,250
Seagate Technology, Inc.*..........   119,000      4,187,313
                                               -------------
                                                  33,797,061
                                               -------------
OFFICE EQUIPMENT (1.6%)
Compaq Computer Corp.*.............    65,500      6,500,875
                                               -------------
OFFICE EQUIPMENT SERVICES (0.6%)
Electronic Data Systems Corp. .....    63,000      2,583,000
                                               -------------
TELECOMMUNICATIONS (2.1%)
Deutsche Telekom AG (ADR)..........   125,000      3,015,625
Scientific Atlanta, Inc............   100,000      2,187,500
WorldCom, Inc.*....................    89,900      2,876,800
                                               -------------
                                                   8,079,925
                                               -------------
 TOTAL TECHNOLOGY (12.7%)..........               50,960,861
                                               -------------

DIVERSIFIED (1.7%)
MISCELLANEOUS
Tyco International Ltd. ...........    97,600   $  6,789,291
                                               -------------
TOTAL COMMON STOCKS (83.1%)
 (Cost $288,694,203)...............              333,158,396
                                               -------------
PREFERRED STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.2%)
Republic Industries, Inc.
 6.5% Exch. Conv. .................    24,800        607,600
                                               -------------
PRINTING, PUBLISHING &
 BROADCASTING (0.2%)
Chancellor Broadcasting
 7.0% Conv.+.......................     8,800        616,000
                                               -------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
 5.0% Conv. Series A ..............    11,300        632,800
                                               -------------
 TOTAL BUSINESS SERVICES (0.5%) ...                1,856,400
                                               -------------
CONSUMER CYCLICALS (0.3%)
AIRLINES
Continental Airlines Finance Trust
 8.5% Conv. .......................    12,800      1,011,199
                                               -------------
CONSUMER NONCYCLICALS (0.4%)
CONTAINERS
Crown Cork & Seal Co., Inc. 4.5%
 Conv. ............................    29,700      1,499,850
                                               -------------
CREDIT SENSITIVE
FINANCIAL SERVICES (0.1%)
Money Store
 6.5% Conv. .......................    12,000        327,000
                                               -------------
INSURANCE (0.2%)
PennCorp Financial Group, Inc.
 7.0% Conv.+.......................    11,350        712,213
                                               -------------
 TOTAL CREDIT SENSITIVE (0.3%) ....                1,039,213
                                               -------------
ENERGY (0.1%)
OIL--DOMESTIC
Devon Financing Trust
 $3.25 Conv........................     7,600        532,000
                                               -------------
TECHNOLOGY
TELECOMMUNICATIONS (0.8%)
QualComm Financial Trust
 5.75% Conv.+......................    28,800      1,364,400
WorldCom, Inc.
 8.0% Conv. .......................    21,900      2,455,538
                                               -------------
 TOTAL TECHNOLOGY (0.8%)...........                3,819,938
                                               -------------
TOTAL PREFERRED STOCKS (2.4%)
 (Cost $8,287,654).................                9,758,600
                                               -------------
                                     PRINCIPAL
                                      AMOUNT
                                   -----------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.3%)
United Waste Systems, Inc.:
 4.5% Conv., 06/01/01+.............  $490,000        674,363
 4.5% Conv., 06/01/01..............   325,000        447,281
                                               -------------
                                                   1,121,644
                                               -------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                       PRINCIPAL       VALUE
                                        AMOUNT        (NOTE 1)
----------------------------------------------------------------
PROFESSIONAL SERVICES (1.1%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02...............  $  575,000    $  1,260,688
Danka Business Systems PLC 6.75%
 Conv., 04/01/02....................     670,000         992,438
First Financial Management Corp.
 5.0% Conv., 12/15/99...............   1,000,000       2,035,000
Personnel Group of America 5.75%
 Conv., 07/01/04+ ..................     320,000         343,600
                                                  --------------
                                                       4,631,726
                                                  --------------
 TOTAL BUSINESS SERVICES (1.4%) ....                   5,753,370
                                                  --------------
CAPITAL GOODS (0.4%)
MACHINERY
DII Group, Inc.
 6.0% Conv., 10/15/02...............   1,245,000       1,680,750
                                                  --------------
CONSUMER CYCLICALS
LEISURE RELATED (0.2%)
CUC International, Inc.
 3.0% Conv., 02/15/02+..............     690,000         732,263
                                                  --------------
RETAIL--GENERAL (0.9%)
Central Garden & Pet Co.:
 6.0% Conv. Sub. Note, 11/15/03+ ...     455,000         502,775
 6.0%, Conv., 11/15/03..............     670,000         740,350
Home Depot, Inc.
 3.25% Conv., 10/01/01..............     650,000         739,375
U.S. Office Products Co.
 5.5% Conv., 02/01/01...............   1,225,000       1,505,219
                                                  --------------
                                                       3,487,719
                                                  --------------
 TOTAL CONSUMER CYCLICALS (1.1%)                       4,219,982
                                                  --------------
CONSUMER NONCYCLICALS
DRUGS (0.4%)
MedImmune, Inc.:
 7.0% Conv. Sub. Note, 07/01/03+ ...     360,000         408,600
 7.0% Conv., 07/01/03 ..............     170,000         192,950
Quintiles Transnational Corp.:
 4.25% Conv., 05/31/00+.............     580,000         630,025
 4.25% Conv., 05/31/00..............     185,000         200,956
                                                  --------------
                                                       1,432,531
                                                  --------------
HOSPITAL SUPPLIES & SERVICES (0.6%)
FPA Medical Management, Inc.:
 6.5% Conv., 12/15/01+..............     465,000         532,425
 6.5% Conv., 12/15/01 ..............     210,000         240,450
Phycor, Inc.
 4.5% Conv., 02/01/03...............     790,000         863,075
Tenet Healthcare Corp.
 6.0% Conv., 12/01/05+..............     725,000         906,250
                                                  --------------
                                                       2,542,200
                                                  --------------
 TOTAL CONSUMER NONCYCLICALS (1.0%)                    3,974,731
                                                  --------------
CREDIT SENSITIVE
FINANCIAL SERVICES (0.3%)
RAC Financial Group, Inc.:
 7.25% Conv. Sub., 08/15/03+ .......     440,000         954,800
 7.25% Conv., 08/15/03..............     125,000         271,250
                                                  --------------
                                                       1,226,050
                                                  --------------
INSURANCE (0.3%)
Penn Treaty American Corp.:
 6.25% Conv., 12/01/03+.............  $   660,000   $    825,000
 6.25% Conv., 12/01/03 .............     150,000         187,500
                                                  --------------
                                                       1,012,500
                                                  --------------
 TOTAL CREDIT SENSITIVE (0.6%) .....                   2,238,550
                                                  --------------
ENERGY
COAL & GAS PIPELINES (0.5%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06...............     775,000       1,168,313
Swift Energy Co.
 6.25% Conv., 11/15/06..............     675,000         677,531
                                                  --------------
                                                       1,845,844
                                                  --------------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note,
 02/15/07...........................     345,000         401,494
Seacor Holdings, Inc.:
 5.375% Conv., 11/15/06+............     485,000         509,250
 5.375% Conv., 11/15/06.............     145,000         152,250
                                                  --------------
                                                       1,062,994
                                                  --------------
 TOTAL ENERGY (0.7%)................                   2,908,838
                                                  --------------
TECHNOLOGY
ELECTRONICS (4.7%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+ .........................   1,130,000       2,308,025
Applied Magnetics Corp.:
 7.0% Conv. Sub., 03/15/06..........   1,505,000       2,093,831
 7.0% Conv. Sub. Euro,
 3/15/06............................      50,000          69,563
Baan Co.
 4.5% Conv. Sub. Notes,
 12/15/01+..........................     860,000       1,367,400
HMT Technology Corp.
 5.75% Conv., 01/15/04+ ............   1,830,000       1,560,075
Motorola, Inc.
 Zero Coupon Conv., 09/27/13 .......   1,590,000       1,431,000
Photronics, Inc.
 6.0% Conv., 06/01/04...............   1,000,000       1,115,000
Quantum Corp.
 5.0% Conv., 03/01/03+ .............     405,000         772,538
Sanmina Corporation
 5.5% Conv., 08/15/02+..............   1,120,000       2,587,200
SCI Systems, Inc.
 5.0% Conv., 05/01/06...............   1,160,000       1,690,700
Solectron Corp.
 6.0% Conv., 03/01/06+..............     790,000         987,500
Trikon Technologies, Inc.
 7.125% Conv., 10/15/01+............     520,000         369,200
Xilinx, Inc.
 5.25% Conv., 11/01/02+.............   1,235,000       1,421,794
3Com Corp.
 10.25% Conv., 11/01/01+ ...........     915,000       1,267,275
                                                  --------------
                                                      19,041,101
                                                  --------------

                                       18

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                       PRINCIPAL       VALUE
                                        AMOUNT        (NOTE 1)
----------------------------------------------------------------
TELECOMMUNICATIONS (0.5%)
Comverse Technology, Inc.:
 5.75% Conv. Sub., 10/01/06+ .......  $ 1,210,000   $  1,585,100
 5.75% Conv., 10/01/06..............      365,000        478,147
                                                  --------------
                                                       2,063,247
                                                  --------------
 TOTAL TECHNOLOGY (5.2%)............                  21,104,348
                                                  --------------
TOTAL LONG-TERM DEBT SECURITIES (10.4%)
 (Amortized Cost $35,550,397) ......                  41,880,569
                                                  --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank:
 5.3%, due 07/01/97.................    7,550,000      7,550,000
 5.39%, due 07/03/97................   10,150,000     10,146,960
Federal National Mortgage
 Association
 5.35%, due 08/14/97................  $ 5,000,000   $  5,000,000
                                                  --------------
 TOTAL U.S. GOVERNMENT  AGENCIES
 (5.7%).............................                  22,696,960
                                                  --------------
TOTAL SHORT-TERM DEBT SECURITIES (5.7%)
 (Amortized Cost $22,696,960) ......                  22,696,960
                                                  --------------
TOTAL INVESTMENTS (101.6%)
 (Cost/Amortized Cost
 $355,229,214)......................                 407,494,525
OTHER ASSETS
 LESS LIABILITIES (-1.6%)...........                  (6,503,197)
                                                  --------------
NET ASSETS (100.0%).................                $400,991,328
                                                  ==============


------------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1997, these securities amounted to $23,938,071 or 6.0% of net assets.

      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (2.5%)
Air Products & Chemicals, Inc.  ...    10,300    $   836,875
Avery Dennison Corp. ..............     9,900        397,238
Dow Chemical Co. ..................    22,900      1,995,163
Dupont (E.I.) de Nemours & Co. ....   109,700      6,897,388
Eastman Chemical Company ..........     7,300        463,550
Ecolab, Inc. ......................     7,300        348,575
FMC Corp.* ........................     4,300        341,581
Goodrich (B.F.) Co. ...............     6,800        294,525
Grace (W.R.) & Co. ................     7,000        385,875
Hercules, Inc. ....................     9,400        450,025
Millipore Corp. ...................     7,200        316,800
Monsanto Co. ......................    57,500      2,476,094
Nalco Chemical Co. ................     7,700        297,413
Rohm & Haas Co. ...................     5,600        504,350
Union Carbide Corp. ...............    12,000        564,750
                                               --------------
                                                  16,570,202
                                               --------------
CHEMICALS--SPECIALTY (0.2%)
Great Lakes Chemical Corp. ........     6,500        340,438
Morton International, Inc. ........    13,400        404,513
Raychem Corp. .....................     4,300        319,813
Sigma-Aldrich Corp. ...............    10,400        364,650
                                               --------------
                                                   1,429,414
                                               --------------
METALS & MINING (1.0%)
Alcan Aluminium Ltd. ..............     7,000        242,813
Alcan Aluminum Ltd. (Canada)  .....    14,800        504,783
Aluminum Co. of America ...........    17,100      1,288,913
Barrick Gold Corp. ................    34,000        748,000
Cyprus Amax Minerals Co. ..........    12,600        308,700
Engelhard Corp. ...................    14,850        310,922
Freeport-McMoRan Copper & Gold,
 Inc. (Class B) ...................    19,800        616,275
Homestake Mining Co. ..............    25,400        331,788
Inco Ltd. .........................    15,100        453,944
Newmont Mining Corp. ..............    15,007        585,273
Phelps Dodge Corp. ................     6,200        528,163
Placer Dome, Inc. .................    19,900        325,863
Reynolds Metals Co. ...............     7,200        513,000
                                               --------------
                                                   6,758,437
                                               --------------
PAPER (1.2%)
Champion International Corp.  .....     9,000        497,250
Georgia Pacific Corp. .............     8,800        751,300
International Paper Co. ...........    29,025      1,409,527
James River Corp. .................     8,600        318,200
Kimberly Clark Corp. ..............    53,944      2,683,714
Mead Corp. ........................     5,200        323,700
Moore Corp. Ltd. ..................    14,100        277,594
Stone Container Corp. .............    17,800        254,763
Temple Inland, Inc. ...............     5,800        313,200
Union Camp Corp. ..................     6,700        335,000
Westvaco Corp. ....................     9,500        298,656
Willamette Industries, Inc.  ......     5,200        364,000
                                               --------------
                                                   7,826,904
                                               --------------
STEEL (0.1%)
Allegheny Teledyne, Inc. ..........    17,900    $   483,300
Nucor Corp. .......................     8,700        491,550
USX-U.S. Steel Group...............     8,900        312,056
Worthington Industries, Inc.  .....    17,700        324,131
                                               --------------
                                                   1,611,037
                                               --------------
 TOTAL BASIC MATERIALS (5.0%)  ....               34,195,994
                                               --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries, Inc.  .    19,700        655,025
Johnson Controls, Inc. ............     8,100        332,606
Thermo Electron Corp.* ............    14,100        484,688
Waste Management, Inc. ............    44,000      1,413,500
                                               --------------
                                                   2,885,819
                                               --------------

PRINTING, PUBLISHING &
 BROADCASTING (1.6%)
Comcast Corp. (Class A) SPL  ......    30,100        643,388
Deluxe Corp. ......................     9,700        331,013
Donnelley (R.R.) & Sons Co.  ......    14,200        520,075
Dow Jones & Co., Inc. .............     8,600        345,613
Dun & Bradstreet Corp. ............    16,000        420,000
Gannett Co. .......................    13,700      1,352,875
King World Productions, Inc.  .....     9,600        336,000
Knight-Ridder, Inc. ...............     8,700        426,844
McGraw-Hill Companies, Inc.  ......     9,200        541,075
New York Times Co. ................     9,100        450,450
TCI Group (Class A)* ..............    64,100        953,488
Time Warner, Inc. .................    53,500      2,581,375
Times Mirror Co. (Class A) ........     9,200        508,300
Tribune Co. .......................    11,600        557,525
Viacom, Inc. (Class A)* ...........     1,000         29,438
Viacom, Inc. (Class B)* ...........    33,000        990,000
                                               --------------
                                                  10,987,459
                                               --------------
PROFESSIONAL SERVICES (0.3%)
Block (H&R), Inc. .................    10,600        341,850
Cognizant Corp. ...................    15,700        635,850
Interpublic Group Cos., Inc.  .....    7,600         465,975
Service Corp. International  ......   22,600         742,995
                                               --------------
                                                   2,186,670
                                               --------------
TRUCKING, SHIPPING (0.3%)
Federal Express Corp.* ............   10,900         629,475
Laidlaw, Inc. (Class B) ...........   30,700         424,044
Ryder System, Inc. ................   10,600         349,800
                                               --------------
                                                   1,403,319
                                               --------------
 TOTAL BUSINESS SERVICES (2.6%) ...               17,463,267
                                               --------------
CAPITAL GOODS
AEROSPACE (1.6%)
Boeing Co. ........................   69,934       3,710,873
General Dynamics Corp. ............    5,600         420,000
Lockheed Martin Corp. .............   18,704       1,937,033
McDonnell Douglas Corp. ...........   20,000       1,370,000
Northrop Grumman Corp. ............    5,600         491,750
Raytheon Co. ......................   22,900       1,167,900
Rockwell International Corp.  .....   20,600       1,215,400
TRW, Inc. .........................   11,700         664,706
                                               --------------
                                                  10,977,662
                                               --------------

                                       20

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.7%)
Armstrong World Industries, Inc. ..     4,100    $   300,838
Crane Co. .........................     7,700        321,956
Louisiana Pacific Corp. ...........    16,300        344,338
Masco Corp. .......................    15,600        651,300
Owens Corning .....................     6,700        288,938
PPG Industries, Inc. ..............    17,300      1,005,563
Sherwin Williams Co. ..............    16,700        515,613
Weyerhaeuser Co. ..................    19,100        993,200
                                               --------------
                                                   4,421,746
                                               --------------
ELECTRICAL EQUIPMENT (3.8%)
Emerson Electric Co. ..............    43,300      2,384,206
General Electric Co. ..............   318,000     20,789,250
Grainger (W.W.), Inc. .............     5,000        390,938
Thomas & Betts Corp. ..............     5,900        310,119
Westinghouse Electric Corp.  ......    62,000      1,433,750
                                               --------------
                                                  25,308,263
                                               --------------
MACHINERY (2.0%)
Allied Signal, Inc. ...............    27,600      2,318,400
Case Corp. ........................     7,200        495,900
Caterpillar, Inc. .................    18,400      1,975,700
Cooper Industries, Inc. ...........    11,500        572,125
Cummins Engine, Inc. ..............     4,400        310,475
Deere & Co. .......................    24,900      1,366,388
Dover Corp. .......................    10,900        670,350
Fluor Corp. .......................     7,900        435,981
Foster Wheeler Corp. ..............     7,900        319,950
General Signal Corp. ..............     7,000        305,375
Harnischfeger Industries Corp.  ...     7,500        311,250
Illinois Tool Works, Inc. .........    24,300      1,213,481
Ingersoll Rand Co. ................    10,400        642,200
Pall Corp. ........................    14,200        330,150
Parker-Hannifin Corp. .............     6,900        418,744
United Technologies Corp. .........    23,000      1,909,000
                                               --------------
                                                  13,595,469
                                               --------------
 TOTAL CAPITAL GOODS (8.1%)  ......               54,303,140
                                               --------------
CONSUMER CYCLICALS
AIRLINES (0.3%)
AMR Corp.* ........................     8,500        786,250
Delta Air Lines, Inc. .............     6,300        516,600
Southwest Airlines Co. ............    13,800        357,075
USAir Group, Inc.* ................     9,500        332,500
                                               --------------
                                                   1,992,425
                                               --------------
APPAREL, TEXTILE (0.5%)
Fruit of the Loom, Inc.* ..........     9,300        288,300
Liz Claiborne, Inc. ...............     7,300        340,363
National Service Industries, Inc.       6,500        316,469
Nike, Inc. (Class B) ..............    28,500      1,663,688
Reebok International Ltd. .........     7,500        350,625
VF Corp. ..........................     6,000        508,500
                                               --------------
                                                   3,467,945
                                               --------------
AUTO RELATED (0.5%)
Dana Corp. ........................     9,600        364,800
Eaton Corp. .......................     7,300        637,381
Echlin, Inc. ......................     8,500        306,000
Genuine Parts Co. .................    16,000        542,000
Goodyear Tire & Rubber Co. ........    17,900      1,133,294
Snap-On, Inc. .....................     8,450    $   332,719
                                               --------------
                                                   3,316,194
                                               --------------
AUTOS & TRUCKS (1.7%)
AutoZone, Inc.* ...................    14,200        334,588
Chrysler Corp. ....................    66,300      2,175,469
Ford Motor Co. ....................   115,700      4,367,675
General Motors Corp. ..............    71,300      3,970,519
Paccar, Inc. ......................     7,000        325,063
                                               --------------
                                                  11,173,314
                                               --------------

FOOD SERVICES, LODGING (0.8%)
HFS, Inc.* ........................    15,400        893,200
Harrah's Entertainment, Inc.*  ....    16,400        295,200
Marriott International, Inc.  .....    12,300        754,913
McDonald's Corp. ..................    68,400      3,304,575
Wendy's International, Inc.  ......    13,300        344,969
                                               --------------
                                                   5,592,857
                                               --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (0.3%)
Black & Decker Corp. ..............     8,100        301,219
Maytag Corp. ......................    11,000        287,375
Newell Co. ........................    15,700        622,113
Rubbermaid, Inc. ..................    14,400        428,400
Stanley Works .....................     7,600        304,000
Whirlpool Corp. ...................     7,100        387,394
                                               --------------
                                                   2,330,501
                                               --------------
LEISURE RELATED (1.4%)
American Greetings Corp. ..........     9,100        337,838
Brunswick Corp. ...................     9,200        287,500
CUC International, Inc.* ..........    39,750      1,026,047
Disney (Walt) Co. .................    65,600      5,264,400
Hasbro, Inc. ......................    11,400        323,475
Hilton Hotels Corp. ...............    24,200        642,813
ITT Corp.* ........................    11,000        671,688
Mattel, Inc. ......................    28,943        980,444
                                               --------------
                                                   9,534,205
                                               --------------
PHOTO & OPTICAL (0.5%)
Allergan, Inc. ....................    10,200        324,488
Bausch & Lomb, Inc. ...............     7,300        344,013
Eastman Kodak Co. .................    30,600      2,348,550
Polaroid Corp. ....................     5,900        327,450
                                               --------------
                                                   3,344,501
                                               --------------
RETAIL--GENERAL (4.0%)
Circuit City Stores, Inc. .........     9,300        330,731
Costco Cos., Inc.* ................    20,600        677,225
CVS Corp. .........................    16,300        835,375
Dayton Hudson Corp. ...............    21,200      1,127,575
Dillard's Department Stores, Inc.
 (Class A) ........................    10,800        373,950
Federated Department Stores, Inc.*     20,300        705,425
Gap, Inc. .........................    26,500      1,030,188
Harcourt General, Inc. ............     6,300        300,038
Home Depot, Inc. ..................    47,400      3,267,638
K-Mart Corp.* .....................    47,300        579,425
Limited, Inc. .....................    25,700        520,425
Lowe's Cos., Inc. .................    16,900        627,413
May Department Stores Co. .........    23,200      1,096,200
Nordstrom, Inc. ...................     7,800        382,688

                                       21

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Penney (J.C.), Inc. ...............    24,100    $ 1,257,719
Pep Boys Manny Moe & Jack .........     9,800        333,813
Rite Aid Corp. ....................    12,000        598,500
Sears, Roebuck & Co. ..............    38,200      2,053,250
TJX Cos., Inc. ....................    15,200        400,900
Tandy Corp. .......................     5,800        324,800
Toys R Us, Inc.* ..................    27,500        962,500
Wal-Mart Stores, Inc. .............   221,100      7,475,944
Walgreen Co. ......................    24,000      1,287,000
Woolworth Corp.* ..................    13,300        319,200
                                               --------------
                                                  26,867,922
                                               --------------
 TOTAL CONSUMER CYCLICALS (10.0%)                 67,619,864
                                               --------------
CONSUMER NONCYCLICALS
BEVERAGES (3.8%)
Anheuser Busch, Inc. ..............    48,600      2,038,163
Brown Forman Corp. (Class B)  .....     6,000        292,875
Coca-Cola Co. .....................   240,600     16,240,500
Pepsico, Inc. .....................   149,700      5,623,106
Seagram Ltd. ......................    36,100      1,453,025
                                               --------------
                                                  25,647,669
                                               --------------
CONTAINERS (0.2%)
Bemis, Inc. .......................     7,500        324,375
Crown Cork & Seal Co., Inc.  ......    11,200        598,500
Tupperware Corp. ..................     8,900        324,850
                                               --------------
                                                   1,247,725
                                               --------------
DRUGS (7.2%)
ALZA Corp. (Class A)* .............    10,400        301,600
American Home Products Corp.  .....    62,800      4,804,200
Amgen, Inc.* ......................    25,900      1,505,438
Bristol-Myers Squibb Co. ..........    97,600      7,905,600
Lilly (Eli) & Co. .................    54,200      5,924,738
Merck & Co., Inc. .................   117,200     12,130,200
Pharmacia & Upjohn, Inc. ..........    49,590      1,723,253
Pfizer, Inc. ......................    62,700      7,492,650
Schering Plough Corp. .............    71,100      3,403,913
Warner-Lambert Co. ................    26,400      3,280,200
                                               --------------
                                                  48,471,792
                                               --------------
FOODS (2.5%)
Archer Daniels Midland Co. ........    52,074      1,223,739
Campbell Soup Co. .................    45,400      2,270,000
ConAgra, Inc. .....................    23,300      1,494,113
CPC International, Inc. ...........    14,000      1,292,375
General Mills, Inc. ...............    15,300        996,413
Heinz (H.J.) Co. ..................    35,950      1,658,194
Hershey Foods Corp. ...............    14,900        824,156
Kellogg Co. .......................    20,000      1,712,500
Pioneer Hi Bred International,
 Inc. .............................     7,800        624,000
Quaker Oats Co. ...................    13,300        596,838
Ralston Purina Group ..............    10,400        854,750
Sara Lee Corp. ....................    46,900      1,952,213
Whitman Corp. .....................    13,200        316,800
Wrigley (Wm.), Jr. Co. ............    11,300        757,100
                                               --------------
                                                  16,573,191
                                               --------------
HOSPITAL SUPPLIES & SERVICES (3.9%)
Abbott Laboratories ...............    75,500      5,039,625
Baxter International, Inc. ........    27,100      1,415,975
Becton Dickinson & Co. ............    11,400        577,125
Biomet, Inc. ......................    17,000    $   316,625
Boston Scientific Corp.* ..........    19,000      1,167,313
Cardinal Health, Inc. .............    10,200        583,950
Columbia/HCA Healthcare Corp.  ....    65,200      2,563,175
Guidant Corp. .....................     7,000        595,000
Healthsouth Corp.* ................    33,500        835,406
Humana, Inc.* .....................    15,400        356,125
Johnson and Johnson ...............   130,000      8,368,750
Mallinckrodt, Inc. ................     7,500        285,000
Medtronic, Inc. ...................    23,300      1,887,300
Saint Jude Medical, Inc.* .........     8,650        337,350
Tenet Healthcare Corp.* ...........    28,400        839,575
United Healthcare Corp. ...........    18,100        941,200
U.S. Surgical Corp. ...............     9,600        357,600
                                               --------------
                                                  26,467,094
                                               --------------

RETAIL--FOOD (0.6%)
Albertsons, Inc. ..................    24,500        894,250
American Stores Co. ...............    14,200        701,125
Giant Food, Inc. (Class A) ........     9,900        322,988
Kroger Co.* .......................    24,800        719,200
Supervalu, Inc. ...................     8,900        307,050
Sysco Corp. .......................    16,700        609,550
Winn Dixie Stores, Inc. ...........    14,500        540,125
                                               --------------
                                                   4,094,288
                                               --------------
SOAPS & TOILETRIES (3.3%)
Avon Products, Inc. ...............    12,700        896,144
Clorox Co. ........................     4,800        633,600
Colgate Palmolive Co. .............    29,000      1,892,250
Gillette Corp. ....................    54,800      5,192,300
International Flavors &
 Fragrances, Inc. .................    10,500        530,250
Procter & Gamble Co. ..............    66,600      9,407,250
Unilever N.V. .....................    15,700      3,422,600
                                               --------------
                                                  21,974,394
                                               --------------
TOBACCO (1.8%)
American Brands, Inc. .............    15,200        567,150
Loews Corp. .......................    10,900      1,091,363
Philip Morris Cos., Inc. ..........   237,300     10,530,188
UST, Inc. .........................    17,600        488,400
                                               --------------
                                                  12,677,101
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (23.3%)             157,153,254
                                               --------------
CREDIT SENSITIVE
BANKS (7.4%)
Ahmanson (H.F.) & Co. .............     9,800        421,400
Banc One Corp. ....................    56,600      2,741,563
Bank of Boston Corp. ..............    14,200      1,023,288
Bank of New York Co. ..............    37,100      1,613,850
BankAmerica Corp. .................    69,300      4,474,181
Bankers Trust New York Corp.  .....     7,600        661,200
Barnett Banks, Inc. ...............    19,800      1,039,500
Chase Manhattan Corp. .............    42,140      4,090,214
Citicorp ..........................    45,300      5,461,481
Comerica, Inc. ....................    10,200        693,600
CoreStates Financial Corp. ........    21,200      1,139,500
Fifth Third Bancorp ...............    10,000        820,313
First Bank Systems ................    13,000      1,109,875
First Chicago NBD Corp. ...........    30,149      1,824,015
First Union Corp. .................    27,945      2,584,913

                                       22

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Golden West Financial Corp.  ......     5,400    $   378,000
Great Western Financial Corp.  ....    13,400        720,250
KeyCorp. ..........................    21,300      1,190,138
Mellon Bank Corp. .................    24,500      1,105,563
Morgan (J.P.) & Co., Inc. .........    18,000      1,878,750
National City Corp. ...............    21,000      1,102,500
NationsBank Corp. .................    71,299      4,598,786
Norwest Corp. .....................    36,500      2,053,125
PNC Bank Corp. ....................    31,600      1,315,350
Republic New York Corp. ...........     5,100        548,250
Suntrust Banks, Inc. ..............    21,000      1,156,313
U.S. Bancorp. .....................    14,200        910,575
Wachovia Corp. ....................    15,600        909,675
Wells Fargo & Co. .................     8,700      2,344,650
                                               --------------
                                                  49,910,818
                                               --------------
FINANCIAL SERVICES (2.3%)
American Express Co. ..............    46,200      3,441,900
Beneficial Corp. ..................     5,200        369,525
Country Wide Credit Industries,
 Inc. .............................    10,200        318,113
Equifax, Inc. .....................    15,400        572,688
Fleet Financial Group, Inc.  ......    25,579      1,617,872
Green Tree Financial Corp. ........    12,700        452,438
Household International, Inc.  ....     9,500      1,115,656
MBIA, Inc. ........................     4,100        462,531
MBNA Corp. ........................    32,625      1,194,891
Merrill Lynch & Co., Inc. .........    32,400      1,931,850
Morgan Stanley, Dean Witter,
 Discover & Co. ...................    56,005      2,411,715
Salomon, Inc. .....................    10,100        561,813
Schwab (Charles) Corp. ............    17,100        695,756
Transamerica Corp. ................     6,200        580,088
                                               --------------
                                                  15,726,836
                                               --------------
INSURANCE (4.2%)
Aetna, Inc. .......................    14,643      1,499,077
Allstate Corp. ....................    42,938      3,134,474
American General Corp. ............    23,500      1,122,125
American International Group, Inc.     45,650      6,818,969
Aon Corp. .........................    16,150        835,763
Chubb Corp. .......................    17,000      1,136,875
CIGNA Corp. .......................     7,200      1,278,000
Conseco, Inc. .....................    18,100        669,700
General Re Corp. ..................     7,800      1,419,600
Hartford Financial Services Group,
 Inc. .............................    11,200        926,800
Jefferson-Pilot Corp. .............     6,700        468,163
Lincoln National Corp. Industries .     9,700        624,438
Marsh & McLennan Cos., Inc.  ......    16,200      1,156,275
MGIC Investment Corp. .............    11,200        536,900
Providian Financial Corp.* ........    10,000        321,250
Safeco Corp. ......................    12,300        574,256
Saint Paul Cos., Inc. .............     7,900        602,375
Torchmark Corp. ...................     6,700        477,375
Travelers Group, Inc. .............    62,700      3,954,019
UNUM Corp. ........................    13,900        583,800
USF&G Corp. .......................    13,900        333,600
                                               --------------
                                                  28,473,834
                                               --------------
MORTGAGE RELATED (1.0%)
Federal Home Loan Mortgage Corp.  .    67,800    $ 2,330,625
Federal National Mortgage
 Association ......................   103,500      4,515,188
                                               --------------
                                                   6,845,813
                                               --------------

UTILITY--ELECTRIC (2.4%)
American Electric Power, Inc.  ....    18,300        768,600
Baltimore Gas & Electric Co.  .....    13,900        370,956
Carolina Power & Light Co. ........    14,200        509,425
Central & South West Corp. ........    20,600        437,750
CINergy Corp. .....................    15,313        533,084
Consolidated Edison Co. N.Y., Inc.     22,800        671,175
Dominion Resources, Inc. ..........    17,900        655,588
DTE Energy Co. ....................    13,700        378,463
Duke Power Co. ....................    34,830      1,669,663
Edison International ..............    40,800      1,014,900
Entergy Corp. .....................    23,000        629,625
FPL Group, Inc. ...................    17,700        815,306
GPU, Inc. .........................    11,700        419,738
Houston Industries, Inc. ..........    22,700        486,631
Niagara Mohawk Power Co.* .........    30,800        263,725
Northern States Power Co. .........     6,400        331,200
Ohio Edison Co. ...................    15,200        331,550
Pacificorp. .......................    28,700        631,400
Peco Energy Co. ...................    21,600        453,600
PG&E Corp. ........................    39,600        960,300
PP&L Resources, Inc. ..............    16,900        336,944
Public Service Enterprise Group  ..    22,400        560,000
Southern Co. ......................    66,100      1,445,938
Texas Utilities Co. ...............    21,800        750,738
Unicom Corporation ................    21,000        467,250
Union Electric Co. ................     9,900        373,106
                                               --------------
                                                  16,266,655
                                               --------------
UTILITY--GAS (0.4%)
Columbia Gas System, Inc. .........     5,400        352,350
Consolidated Natural Gas Co.  .....     9,200        495,075
ENRON Corp. .......................    24,700      1,008,069
Nicor, Inc. .......................     9,300        333,638
Peoples Energy Corp. ..............     8,600        321,963
                                               --------------
                                                   2,511,095
                                               --------------
UTILITY--TELEPHONE (5.3%)
Alltel Corp. ......................    17,700        591,844
Ameritech Corp. ...................    53,600      3,641,450
AT&T Corp. ........................   158,700      5,564,419
Bell Atlantic Corp. ...............    42,700      3,239,863
BellSouth Corp. ...................    96,900      4,493,738
Frontier Corp. ....................    16,300        324,981
GTE Corp. .........................    93,200      4,089,150
NYNEX Corp. .......................    43,000      2,477,875
SBC Communications, Inc. ..........    88,973      5,505,204
Sprint Corp. ......................    42,000      2,210,250
U.S. West Communications Group  ...    45,400      1,711,013
U.S. West Media Group * ...........    58,800      1,190,700
                                               --------------
                                                  35,040,487
                                               --------------
 TOTAL CREDIT SENSITIVE (23.0%) ...              154,775,538
                                               --------------

                                       23

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
ENERGY
COAL & GAS PIPELINES (0.6%)
Burlington Resources, Inc. ........    11,700    $   516,263
Coastal Corp. .....................    10,300        547,831
Pacific Enterprises, Ltd. .........    10,200        342,975
Praxair, Inc. .....................    14,700        823,200
Sonat, Inc. .......................     8,100        415,125
Tenneco, Inc. .....................    16,000        723,000
Williams Cos., Inc. ...............    15,350        671,563
                                               --------------
                                                   4,039,957
                                               --------------
OIL--DOMESTIC (2.0%)
Amerada Hess Corp. ................     8,900        494,506
Amoco Corp. .......................    48,600      4,225,163
Ashland, Inc. .....................     7,300        338,538
Atlantic Richfield Co. ............    31,700      2,234,850
Kerr McGee Corp. ..................     4,900        310,538
Louisiana Land & Exploration Corp.      6,300        359,888
Occidental Petroleum Corp. ........    31,900        799,494
Oryx Energy Co.* ..................    16,900        357,013
Pennzoil Co. ......................     4,600        353,050
Phillips Petroleum Co. ............    25,900      1,133,125
Sun, Inc. .........................    10,300        319,300
Union Pacific Resources Group,
 Inc. .............................    23,808        592,224
Unocal Corp. ......................    23,800        923,738
USX-Marathon Group ................    27,200        785,400
                                               --------------
                                                  13,226,827
                                               --------------
OIL--INTERNATIONAL (5.8%)
Chevron Corp. .....................    63,800      4,717,213
Exxon Corp. .......................   241,100     14,827,650
Mobil Corp. .......................    75,700      5,289,538
Royal Dutch Petroleum Co. (ADR)  ..    52,300     11,375,250
Texaco, Inc. ......................    25,800      2,805,750
                                               --------------
                                                  39,015,401
                                               --------------
OIL--SUPPLIES & CONSTRUCTION (0.9%)
Baker Hughes, Inc. ................    13,700        530,019
Dresser Industries, Inc. ..........    16,500        614,625
Halliburton Co. ...................    11,800        935,150
McDermott International, Inc.  ....    11,100        323,981
Schlumberger, Ltd. ................    23,900      2,987,500
Western Atlas, Inc.* ..............     5,200        380,900
                                               --------------
                                                   5,772,175
                                               --------------
RAILROADS (0.8%)
Burlington Northern Santa Fe  .....    15,051      1,352,709
CSX Corp. .........................    21,300      1,182,150
Norfolk Southern Corp. ............    12,300      1,239,225
Union Pacific Corp. ...............    24,100      1,699,050
                                               --------------
                                                   5,473,134
                                               --------------
 TOTAL ENERGY (10.1%) .............               67,527,494
                                               --------------
TECHNOLOGY
ELECTRONICS (4.6%)
Advanced Micro Devices, Inc.*  ....    13,700        493,200
AMP, Inc. .........................    21,400        893,450
Applied Materials, Inc.* ..........    17,600      1,246,300
Cisco Systems, Inc.* ..............    64,400      4,322,850
EMC Corp.* ........................    23,900        932,100
General Instrument Corp.* .........    13,300    $   332,500
Harris Corp. ......................     3,900        327,600
Intel Corp. .......................    79,700     11,302,456
ITT Industries, Inc. ..............    12,400        319,300
LSI Logic Corp.* ..................    13,300        425,600
Micron Technology, Inc.* ..........    20,500        818,719
Motorola, Inc. ....................    57,800      4,392,800
National Semiconductor Corp.*  ....    13,200        404,250
Parametric Technology Corp.*  .....    12,100        515,006
Perkin-Elmer Corp. ................     4,300        342,119
Seagate Technology, Inc.* .........    23,400        823,388
Tektronix, Inc. ...................     5,400        324,000
Texas Instruments, Inc. ...........    18,500      1,555,156
3Com Corp.* .......................    32,500      1,462,500
                                               --------------
                                                  31,233,294
                                               --------------

OFFICE EQUIPMENT (3.9%)
Apple Computer, Inc.* .............    21,900        312,075
Bay Networks, Inc.* ...............    18,600        494,063
Ceridian Corp.* ...................     8,200        346,450
Compaq Computer Corp.* ............    26,700      2,649,975
Dell Computer Corp.* ..............    16,500      1,937,719
Digital Equipment Corp.* ..........    14,100        499,669
Hewlett-Packard Co. ...............    98,900      5,538,400
Honeywell, Inc. ...................    12,000        910,500
International Business Machines
 Corp. ............................    96,700      8,721,131
Pitney Bowes, Inc. ................    13,700        952,150
Sun Microsystems, Inc.* ...........    35,900      1,336,153
Tandem Computers, Inc.* ...........    16,100        326,025
Unisys Corp.* .....................     3,200         24,400
Xerox Corp. .......................    31,500      2,484,563
                                               --------------
                                                  26,533,273
                                               --------------
OFFICE EQUIPMENT SERVICES (3.7%)
Adobe Systems, Inc. ...............     9,300        326,081
Autodesk, Inc. ....................     8,700        333,319
Automatic Data Processing, Inc.  ..    28,400      1,334,800
Computer Associates International,
 Inc. .............................    35,250      1,962,984
Computer Sciences Corp.* ..........     7,200        519,300
First Data Corp. ..................    43,600      1,915,675
Microsoft Corp.* ..................   116,000     14,659,500
Novell, Inc.* .....................    29,500        204,656
Oracle Corp.* .....................    63,825      3,215,184
Silicon Graphics, Inc.* ...........    20,800        312,000
                                               --------------
                                                  24,783,499
                                               --------------
TELECOMMUNICATIONS (2.4%)
AirTouch Communications, Inc.* ....    48,800      1,335,900
Andrew Corp.* .....................    12,412        349,088
Cabletron Systems, Inc.* ..........    14,000        396,375
DSC Communications Corp.* .........    13,000        289,250
Lucent Technologies, Inc. .........    62,294      4,489,061
MCI Communications Corp. ..........    67,000      2,564,844
Northern Telecommunications Ltd.  .    25,300      2,302,300
Tellabs, Inc.* ....................    17,600        983,400
WorldCom, Inc.* ...................    86,600      2,771,200
                                               --------------
                                                  15,481,418
                                               --------------
 TOTAL TECHNOLOGY (14.6%) .........               98,031,484
                                               --------------

                                       24

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
DIVERSIFIED
MISCELLANEOUS (1.2%)
Corning, Inc. .....................   21,900     $  1,218,188
Ikon Office Solutions, Inc.  ......   13,800          344,088
Minnesota Mining & Manufacturing
 Co. ..............................   40,500        4,131,000
Textron, Inc. .....................   16,000        1,062,000
Tyco International Ltd. ...........   16,400        1,140,825
                                               --------------
 TOTAL DIVERSIFIED (1.2%) .........                 7,896,101
                                               --------------
TOTAL COMMON STOCKS (97.9%)
 (Cost $506,663,988) ..............               658,966,136
                                               --------------

                                PRINCIPAL      VALUE
                                 AMOUNT       (NOTE 1)
--------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT & AGENCIES
U.S. Treasury
 5.07%, due 09/18/97 **  ..... $  600,000   $    593,272
Federal Home Loan Bank:
 5.3%, due 07/01/97 ..........  7,200,000      7,200,000
 5.39%, due 07/03/97 .........    500,000        499,850
                                          --------------
 TOTAL U.S. GOVERNMENT &
  AGENCIES (1.2%) ............                 8,293,122
                                          --------------
TOTAL SHORT-TERM DEBT SECURITIES (1.2%)
 (Amortized Cost $8,293,175)                   8,293,122
                                          --------------
TOTAL INVESTMENTS (99.1%)
 (Cost/Amortized Cost $514,957,163)          667,259,258
OTHER ASSETS
 LESS LIABILITIES (0.9%)  ....                 5,957,588
                                          --------------
NET ASSETS (100.0%) ..........              $673,216,846
                                          ==============


Financial Futures Contracts outstanding at June 30, 1997:

                       EXPIRATION      NUMBER       ORIGINAL     VALUE AT     UNREALIZED
DESCRIPTION               DATE      OF CONTRACTS     VALUE       06/30/97    DEPRECIATION
-------------------- ------------ -------------- ------------ ------------ --------------
LONG S&P 500 INDEX*       9/97           15        $6,700,750   $6,676,875     $(23,875)

------------
*      Non-income producing.
**     Security segregated as collateral on financial futures contracts.

       Glossary:
       ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                    OF SHARES      (NOTE 1)
-------------------------------------------------------------
COMMON STOCKS AND WARRANTS:
BASIC MATERIALS (0.4%)
CHEMICALS
Monsanto Co. .....................     775,000  $  33,373,438
                                               --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Waste Management, Inc. ...........     900,000     28,912,500
                                               --------------
PRINTING, PUBLISHING &
 BROADCASTING (4.6%)
Chris Craft Industries, Inc.
 (Class B)*++ ....................   1,226,156     59,162,027
Comcast Corp. (Class A) SPL  .....   1,011,800     21,627,225
Liberty Media Group
 (Class A)* ......................   2,323,963     55,194,121
TCI Group (Class A)* .............   8,399,236    124,938,636
TCI Satellite Entertainment, Inc.
 (Class A)* ......................     624,424      4,917,339
Time Warner, Inc. ................     228,900     11,044,425
Viacom, Inc. (Class B)* ..........   3,170,300     95,109,000
                                               --------------
                                                  371,992,773
                                               --------------
PROFESSIONAL SERVICES (0.8%)
ADT Ltd.* ........................   1,946,000     64,218,000
                                               --------------
 TOTAL BUSINESS SERVICES (5.8%) ..                465,123,273
                                               --------------
CAPITAL GOODS
AEROSPACE (0.3%)
Loral Space & Communications* ....   1,540,000     23,100,000
                                               --------------
ELECTRICAL EQUIPMENT (0.3%)
Westinghouse Electric Corp.  .....   1,175,000     27,171,875
                                               --------------
 TOTAL CAPITAL GOODS (0.6%)  .....                 50,271,875
                                               --------------
CONSUMER CYCLICALS
AIRLINES (1.2%)
AMR Corp.* .......................     185,000     17,112,500
Delta Air Lines, Inc. ............     479,300     39,302,600
Northwest Airlines Corp.
 (Class A)* ......................     298,300     10,850,663
UAL Corp.* (a) ...................     378,900     27,115,031
                                               --------------
                                                   94,380,794
                                               --------------
AUTO RELATED (0.6%)
Republic Industries, Inc.* (a)  ..   1,879,500     46,752,563
                                               --------------
AUTOS & TRUCKS (1.0%)
AutoZone, Inc.* ..................   3,506,600     82,624,263
                                               --------------
LEISURE RELATED (5.6%)
CUC International, Inc.* (a)  ....  14,734,500    380,334,281
ITT Corp.* .......................   1,218,600     74,410,763
                                               --------------
                                                  454,745,044
                                               --------------
PHOTO & OPTICAL (0.6%)
Eastman Kodak Co. ................     672,700     51,629,725
                                               --------------
RETAIL--GENERAL (4.6%)
CompUSA, Inc.*++ (a) .............   4,087,600     87,883,400
Home Depot, Inc. .................   1,488,000    102,579,000
Lowe's Cos., Inc. ................   1,246,400     46,272,600
Sears, Roebuck & Co. .............   1,433,700     77,061,375
Wal-Mart Stores, Inc. ............   1,721,000     58,191,313
                                               --------------
                                                  371,987,688
                                               --------------
 TOTAL CONSUMER CYCLICALS (13.6%)               1,102,120,077
                                               --------------
CONSUMER NONCYCLICALS
DRUGS (5.2%)
Astra AB (A Shares) ..............   3,306,664 $   61,655,857
Merck & Co., Inc. ................   2,163,200    223,891,200
Pfizer, Inc. (a) .................     857,000    102,411,500
Schering Plough Corp. ............     612,000     29,299,500
                                               --------------
                                                  417,258,057
                                               --------------

HOSPITAL SUPPLIES &
 SERVICES (2.5%)
Abbott Laboratories ..............   1,150,000     76,762,500
Boston Scientific Corp.* .........     471,800     28,986,213
Medtronic, Inc. ..................     997,900     80,829,900
United Healthcare Corp. (a)  .....     298,500     15,522,000
                                               --------------
                                                  202,100,613
                                               --------------
TOBACCO (4.6%)
Loews Corp. ......................   2,068,500    207,108,563
Philip Morris Cos., Inc. (a)  ....   3,840,900    170,439,938
                                               --------------
                                                  377,548,501
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (12.3%)              996,907,171
                                               --------------
CREDIT SENSITIVE
BANKS (5.1%)
Chase Manhattan Corp. ............   1,712,868    166,255,250
First Chicago NBD Corp. ..........     598,700     36,221,350
First Union Corp. ................   1,005,000     92,962,500
NationsBank Corp. ................   1,853,000    119,518,500
                                               --------------
                                                  414,957,600
FINANCIAL SERVICES (5.7%)
American Express Co. .............  2,900,400     216,079,800
Beneficial Corp. .................    168,000      11,938,500
Household International, Inc.  ...    369,800      43,428,388
MBNA Corp. .......................  2,414,350      88,425,569
Morgan Stanley, Dean Witter,
 Discover & Co. ..................  1,113,166      47,935,711
PMI Group, Inc. ..................    823,700      51,378,288
                                               --------------
                                                  459,186,256
                                               --------------
INSURANCE (12.6%)
Allstate Corp. ...................  1,701,647     124,220,231
American International Group,
 Inc. ............................  2,340,050     349,544,969
Hartford Financial Services
 Group, Inc. .....................  1,043,600      86,357,900
Progressive Corp. ................  1,118,800      97,335,600
TIG Holdings, Inc. ...............    689,800      21,556,250
Travelers Group, Inc. ............  5,435,665     342,786,624
                                               --------------
                                                1,021,801,574
                                               --------------
MORTGAGE RELATED (0.3%)
Federal National Mortgage
 Association .....................    593,000      25,869,625
                                               --------------
REAL ESTATE (2.2%)
CBL & Associates Properties, Inc.   1,077,200      25,852,800
Essex Property Trust, Inc.  ......    202,200       6,495,675
First Industrial Realty Trust  ...    108,000       3,159,000
Macerich Co. .....................    717,500      19,910,625
Manufactured Home Communities  ...    268,000       6,180,750

                                       26

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                       NUMBER        VALUE
                                     OF SHARES      (NOTE 1)
--------------------------------------------------------------
Regency Realty Corp.++ ...........     553,700  $   15,088,325
Simon Debartolo Group, Inc.  .....   1,443,000      46,176,000
Spieker Properties, Inc. .........   1,307,200      45,997,100
Summit Properties, Inc. ..........     494,100      10,190,813
                                                --------------
                                                   179,051,088
                                                --------------
UTILITY--TELEPHONE (1.3%)
BellSouth Corp. ..................      10,824         501,963
Teleport Communications Group,
 Inc. (Class A)*++ (a) ...........   2,527,500      86,250,938
U.S. West Media Group* ...........     450,000       9,112,500
                                                --------------
                                                    95,865,401
                                                --------------
 TOTAL CREDIT SENSITIVE (27.2%) ..               2,196,731,544
                                                --------------
ENERGY
OIL--DOMESTIC (0.3%)
Union Pacific Resources Group,
 Inc. ............................     826,477      20,558,615
                                                --------------
OIL--SUPPLIES & CONSTRUCTION (2.6%)
BJ Services Co.* .................     845,800      45,356,025
Baker Hughes, Inc. ...............     540,000      20,891,250
Halliburton Co. ..................     812,200      64,366,850
Transocean Offshore, Inc. ........     700,000      50,837,500
Western Atlas, Inc.* .............     338,800      24,817,100
                                                --------------
                                                   206,268,725
                                                --------------
RAILROADS (2.2%)
Canadian Pacific Ltd. ............   2,833,300      80,571,969
Union Pacific Corp. ..............   1,513,371     106,692,656
                                                --------------
                                                   187,264,625
                                                --------------
 TOTAL ENERGY (5.1%) .............                 414,091,965
                                                --------------
TECHNOLOGY
ELECTRONICS (16.0%)
Applied Magnetics Corp.* (a)  ....     600,000      13,575,000
Cisco Systems, Inc.* (a) .........   5,965,000     400,400,625
EMC Corp.* (a) ...................   3,590,900     140,045,100
General Instrument Corp.* ........   1,222,410      30,560,250
Intel Corp. (a) ..................   2,452,800     347,837,700
Micron Technology, Inc.* (a)  ....     880,000      35,145,000
National Semiconductor
 Corp.* (a) ......................   2,399,400      73,481,625
Seagate Technology, Inc.* (a)  ...     400,000      14,075,000
3Com Corp.* (a) ..................   5,352,900     240,880,500
                                                --------------
                                                 1,296,000,800
                                                --------------
OFFICE EQUIPMENT (3.3%)
Ceridian Corp.*++ ................   3,815,000     161,183,750
Compaq Computer Corp.* (a)  ......     100,000       9,925,000
Sterling Software, Inc.* .........     586,200      18,318,750
Xerox Corp. ......................     957,500      75,522,813
                                                --------------
                                                   264,950,313
                                                --------------
OFFICE EQUIPMENT SERVICES (1.6%)
Electronic Data Systems
 Corp. (a) .......................   1,734,000      71,094,000
Fore Systems, Inc.* ..............     391,400       5,332,825
Informix Corp.* (a) ..............   1,151,900      10,367,100
Oracle Corp.* (a) ................     282,200      14,215,825
Sterling Commerce, Inc.* .........     933,582      30,691,508
                                                --------------
                                                   131,701,258
                                                --------------
TELECOMMUNICATIONS (9.0%)
AirTouch Communications,
 Inc.* ...........................   1,259,600  $    34,481,550
Cabletron Systems, Inc.* (a)  ....   1,637,200      46,353,225
Cascade Communications
 Corp.* (a) ......................   2,375,000      65,609,375
DSC Communications
 Corp.* (a) ......................   2,716,100      60,433,225
Deutsche Telekom AG (ADR) ........     892,600      21,533,975
Mannesmann AG (ADR) ..............     160,700      71,511,500
WorldCom, Inc.* (a) ..............  13,079,004     418,528,121
                                                --------------
                                                   718,450,971
                                                --------------
 TOTAL TECHNOLOGY (29.9%) ........               2,411,103,342
                                                --------------

DIVERSIFIED
MISCELLANEOUS (0.2%)
Anixter International, Inc.*  ....     812,434      13,963,709
Hanson (ADR)--Warrants
 (Class B)* ......................  13,784,811          53,899
                                                --------------
 TOTAL DIVERSIFIED (0.2%) ........                  14,017,608
                                                --------------
TOTAL COMMON STOCKS AND WARRANTS
 (95.1%)
 (Cost $5,464,533,046) ...........               7,683,740,293
                                                --------------
PREFERRED STOCKS:
BUSINESS SERVICES (0.1%)
ENVIRONMENTAL CONTROL
Republic Industries, Inc.
 6.5% Exch. Conv. ................     389,000       9,530,500
                                                --------------
TECHNOLOGY (0.7%)
TELECOMMUNICATIONS
WorldCom, Inc.
 8.0% Conv. ......................     487,000      54,604,875
TOTAL PREFERRED STOCKS (0.8%)
 (Cost $43,865,319) ..............                  64,135,375
                                                --------------

                                    Principal
                                     Amount
                                   -----------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY (0.0%)
ELECTRONICS
3Com Corp.
 10.25% Conv., 11/01/01+ ......... $  900,000        1,246,500
                                                --------------
TOTAL LONG-TERM DEBT SECURITIES (0.0%)
 (Amortized Cost $1,213,058)  ....                   1,246,500
                                                --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES (0.3%)
Chase Manhattan Bank
 5.53%, due 08/18/97 ............. 24,631,953       24,450,334
                                                --------------
CERTIFICATES OF DEPOSIT
American Express Centurian
 5.56%, due 07/21/97 ............. 10,000,000       10,000,000
Sanwa Bank Ltd.
 5.68%, due 07/10/97 ............. 50,000,000       49,998,900
Sumitomo Bank Ltd.
 5.67%, due 07/07/97 ............. 50,000,000       49,998,728
                                                --------------
 TOTAL CERTIFICATES OF DEPOSIT (1.4%)              109,997,628
                                                --------------

                                       27

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)


                                    PRINCIPAL       VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------------------------------------
COMMERCIAL PAPER
Associates Corp. of North
 America
 6.3%, due 07/01/97 ........... $ 50,000,000  $   50,000,000
Bankers Trust Securities
 6.3%, due 07/01/97 ...........   38,100,000      38,100,000
Copley Financing Corp.
 5.6%, due 07/02/97 ...........    2,300,000       2,299,642
Dresdner U.S. Finance, Inc.
 6.25%, due 07/01/97 ..........   18,300,000      18,300,000
Generale Bank
 5.39%, due 07/29/97 ..........   16,000,000      15,932,925
Greenwich Funding
 5.35%, due 07/01/97 ..........    4,800,000       4,800,000
                                              --------------
 TOTAL COMMERCIAL PAPER (1.6%)                   129,432,567
                                              --------------
U.S. GOVERNMENT AGENCIES (0.4%)
Federal Farm Credit Bank
 5.55%, due 07/01/97 ..........   35,000,000      35,000,000
                                              --------------
TIME DEPOSITS
Mitsubishi Bank Ltd.-N.Y.
 6.375%, due 07/01/97 .........   50,000,000      50,000,000
Sumitomo Bank Ltd.
 6.25%, due 07/01/97 ..........   42,000,000      42,000,000
                                              --------------
 TOTAL TIME DEPOSITS (1.2%)  ..                   92,000,000
                                              --------------
TOTAL SHORT-TERM DEBT SECURITIES (4.9%)
 (Amortized Cost
 $390,880,529).................                  390,880,529
                                              --------------
TOTAL INVESTMENTS (100.8%)
 (Cost/Amortized Cost $5,900,491,952)          8,140,002,697
                                              --------------

                                            Number of
                                           Contracts(b)
                                  ----------------------------
CALL OPTIONS WRITTEN* (c):
Applied Magnetics Corp.:
 September @ $23 ..............        3,000        (921,000)
 September @ $23.625 ..........        3,000        (813,000)
Cabletron Systems, Inc.
 September @ $31.50 ...........        2,000        (282,000)
Cascade Communications Corp.:
 July @ $26.25 ................        3,000        (477,000)
 July @ $26.625 ...............        3,000        (393,000)
 July @ $31.375 ...............        2,000         (50,000)
 August @ $34.375 .............        2,000        (140,000)
 August @ $34.75 ..............        2,000        (122,000)
 September @ $30 ..............        5,000      (1,268,000)
 September @ $34.75 ...........        2,000        (230,000)
 October @ $27.75 .............        1,500        (490,500)
Cisco Systems, Inc.:
 August @ $61.625 .............        3,000      (2,352,000)
 August @ $62.375 .............        3,000      (2,106,000)
 August @ $69 .................        1,500        (670,500)
 September @ $64.375 ..........        3,000      (2,088,000)
 September @ $67.875 ..........        1,500        (851,520)
Compaq Computer Corp.
 August @ $108.375 ............        1,000        (406,480)
CompUSA, Inc.:
 July @ $18.625 ...............        2,500        (735,000)
 July @ $19.375 ...............        4,000      (1,128,000)
 August @ $21.625 .............        3,500        (570,500)
 August @ $22.125 .............        2,000        (425,740)

                                 NUMBER OF        VALUE
                                CONTRACTS(B)    (NOTE 1)
-----------------------------------------------------------
 August @ $23 .................    2,000       $  (300,000)
 September @ $20.75 ...........    2,000          (568,000)
 September @ $21 ..............    2,000          (494,000)
 September @ $21.125 ..........    3,000          (708,000)
 September @ $21.375 ..........    2,000          (409,940)
 September @ $21.875 ..........    2,500          (507,500)
 September @ $22 ..............    8,000        (1,374,400)
 October @ $21.50 .............    2,000          (450,000)
CUC International, Inc.:
 August @ $24.125 .............    2,000          (425,740)
 August @ $24.625 .............    2,000          (342,580)
 September @ $25.75 ...........    3,000          (563,100)
 September @ $25.875 ..........    1,500          (213,735)
 September @ $26.125 ..........    7,000        (1,074,400)
 September @ $26.375 ..........    2,000          (298,600)
 September @ $26.75 ...........    2,000          (220,580)
DSC Communications Corp.:
 July @ $20 ...................    2,000          (512,000)
 August @ $22.375 .............    2,000          (372,000)
 September @ $24.625 ..........    2,000          (364,000)
 September @ $25.375 ..........    2,000          (244,000)
 October @ $21.875 ............    3,000          (690,000)
Electronic Data Systems Corp.:
 July @ $33.125 ...............    3,000        (2,430,000)
 August @ $36.625 .............    2,000          (971,480)
 August @ $37.375 .............    2,000          (890,000)
 August @ $38 .................    2,500        (1,047,500)
 September @ $37 ..............    2,000        (1,012,000)
 September @ $37.875 ..........    2,000          (890,000)
 September @ $39.75 ...........    2,000          (595,680)
 September @ $42 ..............    1,500          (360,000)
EMC Corp.:
 August @ $40 .................    3,000          (651,000)
 August @ $40.75 ..............    2,500          (392,500)
 September @ $36.875 ..........    2,000          (816,000)
 September @ $37.875 ..........    2,500          (877,500)
 September @ $38.875 ..........    2,000          (606,000)
 September @ $39.875 ..........    2,000          (546,000)
 October @ $38.875 ............    2,000          (628,000)
Informix Corp.:
 August @ $9.125 ..............    2,000          (238,000)
 September @ $8.81 ............    2,000          (306,000)
 September @ $9.50 ............    3,000          (345,000)
 September @ $9.625 ...........    2,000          (252,000)
 October @ $9.125 .............    2,500          (345,000)
Intel Corp.:
 July @ $147.50 ...............    1,000          (130,000)
 July @ $148.25 ...............    2,000          (224,000)
 July @ $152.75 ...............    1,000          (221,000)
 August @ $158.75 .............    2,000          (417,120)
 August @ $159.75 .............    2,000          (618,000)
 September @ $143.625 .........    3,000        (3,039,000)
 September @ $144.25 ..........    1,500        (1,593,645)
 September @ $146 .............    1,000          (950,780)
 September @ $149.375 .........    2,000        (1,424,000)
 October @ $142.75 ............    2,000        (2,248,000)
Micron Technology, Inc.:
 July @ $38.50 ................    2,000          (510,000)
 July @ $40.75 ................    1,800          (135,090)
 September @ $40.125 ..........    2,000          (896,000)
 September @ $40.75 ...........    3,000        (1,107,000)

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
                                 NUMBER OF        VALUE
                                CONTRACTS(B)    (NOTE 1)
-----------------------------------------------------------
National Semiconductor Corp.:
 July @ $27.50 ................    2,500     $     (785,000)
 September @ $30.875 ..........    2,000           (618,580)
 October @ $30.625 ............    3,000           (895,200)
Oracle Corp.:
 August @ $47.25 ..............    1,500           (823,500)
 September @ $52.875 ..........    1,000           (300,000)
Pfizer, Inc.
 September @ $121.875 .........    2,000         (1,566,000)
Philip Morris Cos., Inc.
 October @ $44.095 ............    4,000         (1,388,000)
Republic Industries, Inc.:
 July @ $24.375 ...............    2,000           (326,000)
 July @ $26.875 ...............    3,000           (117,000)
 September @ $20.50 ...........    2,500         (1,352,500)
 September @ $24.50 ...........    2,000           (558,940)
 September @ $25.375 ..........    3,500           (926,450)
 October @ $23.875 ............    2,000           (502,000)
Seagate Technology, Inc.:
 September @ $40.625 ..........    2,000           (372,000)
 September @ $40.75 ...........    2,000           (370,000)
Teleport Communications Group,
 Inc. (Class A):
 August @ $30 .................    3,500         (1,963,500)
 August @ $30.05 ..............    1,500           (789,000)
 September @ $30.125 ..........    3,000         (1,773,000)
 September @ $33.25 ...........    3,000     $   (1,119,000)
UAL Corp.:
 October @ $70.625 ............    1,500           (763,500)
United Healthcare Corp.:
 September @ $53.875 ..........    1,000           (345,000)
 September @ $54.25 ...........    1,500           (478,500)
WorldCom, Inc.:
 August @ $25.50 ..............    4,000         (2,648,000)
 August @ $25.625 .............    2,000         (1,323,500)
 September @ $29 ..............    3,150         (1,351,350)
 September @ $31.375 ..........    4,000         (1,176,000)
 October @ $31.875 ............    2,000           (508,000)
3Com Corp.:
 July @ $32 ...................    2,500         (3,269,475)
 August @ $38.375 .............    2,000         (1,724,000)
 August @ $46 .................    2,000           (800,000)
 August @ $49.875 .............    1,000           (345,000)
 September @ $46.125 ..........    2,000         (1,016,000)
 September @ $47.375 ..........    2,000           (926,000)
 September @ $49.625 ..........    2,000           (638,000)
                                            ---------------
TOTAL CALL OPTIONS WRITTEN (-1.1%)
 (Premiums Received $96,759,950)                (88,224,105)
                                            ---------------
OTHER ASSETS
 LESS LIABILITIES (0.3%)  .....                  26,390,865
                                            ---------------
NET ASSETS (100.0%) ...........              $8,078,169,457
                                            ===============

------------
*       Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1997, these securities amounted to $1,246,500 or 0.02% of net assets.
++ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).
(a)     Partially held as collateral on outstanding written call options.
(b)     One contract relates to 100 shares.
(c) Covered call option contracts written in connection with securities held.

        Glossary:
        ADR -- American Depository Receipt

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                        NUMBER         VALUE
                                       OF SHARES      (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS AND
 OTHER INVESTMENTS:
BASIC MATERIALS
CHEMICALS (1.2%)
Akzo Nobel N.V......................     19,000     $ 2,603,583
Bayer AG............................     40,000       1,541,373
Dainippon Ink & Chemical, Inc. .....     44,000         189,652
GP Batteries International Ltd. ....    850,000       2,532,432
GP Batteries International
 Ltd.--Rights*......................     12,500           6,250
Indo Gulf Fertilisers (GDR).........    150,000         135,000
Ishihara Sangyo Ltd.*...............    411,000       1,215,679
Johnson Matthey PLC.................    225,000       2,168,688
Mitsubishi Chemical Corp............      3,000           9,790
Royal Group Technologies Ltd.* .....     50,000       1,339,657
Sanyo Chemicals.....................     53,000         471,687
Sekisui Chemical Co. Ltd. ..........      4,000          40,485
Shin-Etsu Chemical Ltd. ............     14,000         371,346
SKW Trostberg AG....................     45,000       1,504,387
                                                  --------------
                                                     14,130,009
                                                  --------------
CHEMICALS--SPECIALTY (1.1%)
SGL Carbon AG+ .....................     83,560      11,413,494
UCAR International, Inc.*...........     40,000       1,830,000
                                                  --------------
                                                     13,243,494
                                                  --------------
METALS & MINING (0.5%)
Great Central Mines Ltd.............    408,900         778,642
Plutonic Resources Ltd..............     50,000         156,295
Randgold Resources Ltd.*+...........    181,800       3,008,790
Toho Titanium*......................      7,000         106,884
Western Mining Corp. Ltd............    200,000       1,260,934
Westralian Sands Ltd. ..............    280,000         864,683
                                                  --------------
                                                      6,176,228
                                                  --------------
PAPER (0.5%)
Asia Pacific Resources
 International Holdings Ltd. (Class
 A)*................................     70,000         332,500
Enso Oy (Series R)..................    124,000       1,147,414
Fletcher Forestry Shares............     17,026          24,749
Grupo Industrial Durango (ADR)* ....     70,000       1,067,500
Jefferson Smurfit Group PLC.........    300,000         863,979
Mayr-Melnhof Karton Aktien AG+  ....     24,000       1,232,222
Nippon Paper Industries Co..........     64,000         370,229
Oji Paper Co. Ltd...................    150,000         927,930
                                                  --------------
                                                      5,966,523
                                                  --------------
STEEL (0.4%)
Acerinox S.A........................      2,002         375,060
Broken Hill Proprietary Co. Ltd. ...    150,000       2,206,596
Hitachi Metals Ltd..................     83,000         604,703
Sumitomo Metal Industries...........    712,000       2,025,233
                                                  --------------
                                                      5,211,592
                                                  --------------
 TOTAL BASIC MATERIALS (3.7%) ......                 44,727,846
                                                  --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.7%)
B.U.S. Berzelius Umwelt-Service AG .     87,700       1,332,674
Daiseki Co. Ltd.....................     20,000         418,812
Matsuda Sangyo Co. Ltd..............     23,000     $   421,429
Powerscreen International...........    640,000       6,973,095
Rentokil Initial PLC................    720,000       2,529,012
Tomra Systems ASA...................    320,000       6,556,578
Waste Management, Inc. .............     50,000       1,606,250
                                                  --------------
                                                     19,837,850
                                                  --------------

PRINTING, PUBLISHING & BROADCASTING
 (2.8%)
Arnoldo Mondadori Editore Spa ......     10,000          57,746
Carlton Communications PLC..........    500,000       4,224,176
Comcast Corp. (Class A) SPL.........     37,000         790,875
Elsevier N.V........................    180,000       3,007,543
Flextech PLC*.......................     69,000         738,577
Liberty Media Group (Class A)* .....    144,875       3,440,781
Mirror Group Newspapers PLC  .......    250,000         782,409
Nippon Television Network Corp.  ...      2,110         846,872
Pearson PLC.........................    200,000       2,315,598
Reed International..................    260,000       2,519,024
Takara Printing Co..................      4,000          28,968
TCI Group (Class A)*................    183,000       2,722,125
Television Francaise................      1,709         152,675
Tokyo Broadcasting System...........     85,000       1,742,867
TVI Televisao Independente*.........      4,700          12,280
Ver Ned Uitgeversbedr Ver Bezit
 N.V................................    150,000       3,316,244
Viacom, Inc. (Class B)*.............    241,300       7,239,000
                                                  --------------
                                                     33,937,760
                                                  --------------
PROFESSIONAL SERVICES (2.2%)
ADT Ltd.*...........................    161,000       5,313,000
Alvern Norway ASA*..................    258,529       1,412,555
Apcoa Parking AG....................     19,580       1,900,851
Asatsu, Inc.........................     54,000       1,997,731
Content Beheer N.V.*+...............    150,000       6,525,513
Goudsmit N.V. ......................     16,500       2,508,960
Meitec Corp.........................    133,000       3,957,159
NIC Corp.*..........................      5,000          63,258
Shandwick International PLC* .......     30,000          24,097
WPP Group PLC.......................    600,000       2,462,091
                                                  --------------
                                                     26,165,215
                                                  --------------
TRUCKING, SHIPPING (1.1%)
Brambles Industries Ltd. ...........     250,000      4,943,879
Cosco Pacific Ltd.*.................   1,000,000      2,316,936
Irish Continental Group.............     140,000      1,591,949
Kawasaki Kisen*.....................     168,000        338,609
Koninklijke Nedlloyd Groep N.V. ....      11,250        324,938
Western Bulk Shipping*..............      88,080        433,128
Yamato Transport ...................     266,000      3,318,908
                                                  --------------
                                                     13,268,347
                                                  --------------
 TOTAL BUSINESS SERVICES (7.8%) ....                 93,209,172
                                                  --------------
CAPITAL GOODS
AEROSPACE (0.2%)
Loral Space & Communications* ......     158,000      2,370,000
                                                  --------------
BUILDING & CONSTRUCTION (1.4%)
ABB AG .............................       1,200      1,815,817
Bufete Industrial S.A. (ADR)* ......      19,000        406,125
Daito Trust Construction Co. .......      31,600        372,219

                                       30

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
                                        NUMBER         VALUE
                                       OF SHARES      (NOTE 1)
----------------------------------------------------------------
Hitachi Plant Engineering &
 Construction Co....................     101,000    $   468,825
Japan Industrial Land Development ..      54,000        532,414
Kajima Corp. .......................      87,000        509,353
Kaneshita Construction Co. .........     126,000        983,946
MacMahon Holdings Ltd...............   1,895,200      1,430,971
Metacorp Berhard....................     335,000        696,811
Mitsui Home Co. Ltd.................      96,000        946,514
Nanno Construction Co. Ltd..........      53,000        182,663
Nippon Denwa Shisetsu ..............      53,000        455,039
Ohmoto Gumi Co. Ltd.................      61,000        500,305
Oriental Construction Co. ..........      48,300        438,286
Pacific Rim Infra Management
 Enterprises Ltd.*..................   1,116,500         83,587
Penta Ocean Construction............      37,000        119,449
PS Corp.............................     109,700      1,186,877
Raito Kogyo Co. Ltd. ...............      66,100        686,319
Sacos Corp. ........................       8,600         78,039
Sanyo Engineering & Construction,
 Inc................................      21,000        182,131
Sho Bond Construction...............     137,300      3,581,947
Suido Kiko Kaisha...................      37,000        219,527
Toda Construction...................     105,000        734,753
Wesco, Inc..........................      45,100        460,405
                                                  --------------
                                                     17,072,322
                                                  --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (1.0%)
BPB PLC.............................     540,000      2,917,054
Fujikura Ltd........................     276,000      2,576,739
Lafarge Corp........................      40,000      2,487,791
Macmillan Bloedel Ltd...............      30,000        411,673
Nichiha Corp........................     182,700      2,869,383
Portland Valderrivas SA.............      12,700      1,037,530
Sumitomo Forestry Co. ..............      24,000        263,851
                                                  --------------
                                                     12,564,021
                                                  --------------
ELECTRICAL EQUIPMENT (0.5%)
Alcatel Alsthom.....................      16,000      2,003,846
Mabuchi Motor Co....................      43,600      2,529,797
Vae Eisenbahnsys AG.................       3,000        296,565
Yaskawa Electric Corp...............      91,000        377,943
Zucchini Spa........................      30,400        185,915
                                                  --------------
                                                      5,394,066
                                                  --------------
MACHINERY (2.3%)
Asahi Diamond Industry Co. Ltd.  ...      91,000        841,637
BT Industries AB+ ..................       4,300         86,302
Construcciones Auxiliar Ferro ......       9,425        425,278
Danieli & Co.*......................      32,200        212,639
Enshu*..............................      60,000        188,989
IHC Caland N.V......................      52,000      2,842,291
Ishikawajima Harima Heavy
 Industries.........................     171,000        671,407
Kalmar Industries AB+ ..............      69,200      1,187,254
Kawasaki Heavy Industries Ltd. .....     277,000      1,288,203
Keppel Corp.*.......................      95,000        421,942
Keyence Corp. ......................       7,500      1,112,468
Makino Milling Machine Co. .........      46,000        392,933
Mitsubishi Heavy Industries Ltd. ...     476,000      3,650,676
Namura Shipbuilding Co..............      66,000    $   328,244
Nireco..............................      24,000        215,688
Nitta Corp..........................     121,000      1,488,614
Nitto Kohki Co. Ltd.................      81,600      2,819,440
Rauma Oy............................      41,600        954,327
Siebe PLC...........................      80,000      1,354,400
SMC Corp............................      42,100      3,555,780
Sodick Co.*.........................     374,000      3,038,077
Sumitomo Heavy Industries Ltd. .....      30,000        121,194
Thai Engine Manufacturing Public
 Co.................................      87,000        564,215
                                                  --------------
                                                     27,761,998
                                                  --------------
 TOTAL CAPITAL GOODS (5.4%).........                 65,162,407
                                                  --------------

CONSUMER CYCLICALS
AIRLINES (1.2%)
Air Canada*.........................     100,000        673,449
British Airways.....................     150,000      1,709,231
Continental Airlines, Inc. (Class
 B)*................................      60,000      2,096,250
Delta Air Lines, Inc................      27,500      2,255,000
KLM.................................     100,000      3,081,917
Northwest Airlines Corp. (Class
 A)*................................      36,300      1,320,413
Qantas Airways Ltd..................      15,000         35,110
Singapore Airlines Ltd. ............     200,000      1,790,585
UAL Corp.*..........................      22,600      1,617,313
                                                  --------------
                                                     14,579,268
                                                  --------------
APPAREL, TEXTILE (0.5%)
Adidas AG+..........................      12,840      1,435,747
Carli Gry International A/S.........      30,000      1,707,947
First Sign International Holdings
 Ltd................................   1,330,000        257,509
King Co.............................      55,000        206,352
Morishita Co. Ltd...................       5,000         28,357
PT Great River International* ......   3,150,000      1,975,226
Renown, Inc.*.......................      22,000         54,707
                                                  --------------
                                                      5,665,845
                                                  --------------
AUTO RELATED (1.2%)
Asahi Glass Co. Ltd.................     73,000         726,115
Autoliv, Inc.*......................     47,700       1,866,263
Bridgestone Metalpha ...............      6,000          52,875
FCC Co. Ltd.........................     19,000         480,761
Gerresheimer Glas AG................     12,000         201,273
LucasVarity PLC.....................    800,000       2,770,061
Michelin (CGDE), (Class B)..........     45,000       2,702,282
Minebea Co..........................    267,000       2,842,160
NGK Spark Plug Co...................    135,000       1,472,385
Republic Industries, Inc.*..........     71,000       1,766,125
Toyoda Gosei........................     11,000          76,782
                                                  --------------
                                                     14,957,082
                                                  --------------
AUTOS & TRUCKS (0.8%)
AutoZone, Inc.*.....................     83,600       1,969,825
Honda Motor Corp....................    106,000       3,190,821
Isuzu Motors Ltd....................    115,000         396,344
Seat Spa*...........................     40,000          12,890
Toyota Motor Corp...................    123,000       3,627,432
                                                  --------------
                                                      9,197,312
                                                  --------------

                                       31

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                        NUMBER         VALUE
                                       OF SHARES      (NOTE 1)
----------------------------------------------------------------
FOOD SERVICES, LODGING (0.9%)
AAPC Ltd. ..........................   1,500,000    $    996,666
Accor SA............................      25,000       3,743,598
International Fast Food Corp.* .....       8,000           1,040
Jurys Hotel Group PLC...............     400,000       2,031,630
QPQ Corp.*..........................      32,700           4,088
QPQ Corp.--Warrants*................      32,700           1,022
Restaurant Brands NZ Ltd.*..........     200,100         347,950
Sanyo Pax Co. Ltd...................      50,000         785,272
Scandic Hotels AB*+.................       4,100          64,769
Selecta Group*......................      11,200       1,702,431
Thistle Hotels PLC..................     249,200         657,527
                                                  --------------
                                                      10,335,993
                                                  --------------
HOUSEHOLD FURNITURE, APPLIANCES (0.6%)
Hunter Douglas N.V..................      30,000       2,552,133
Industrie Natuzzi (ADR).............     113,000       2,895,625
Sanyo Electric Co. Ltd..............     307,000       1,376,826
Sharp Corp..........................      21,000         289,504
                                                  --------------
                                                       7,114,088
                                                  --------------
LEISURE RELATED (3.9%)
Capcom Co. Ltd......................       6,500         154,829
Cinar Films, Inc. (Class B)* .......      48,000       1,560,000
CUC International, Inc.*............     874,000      22,560,125
Enix Corp...........................       2,900          74,391
Imagineer Co. Ltd.*.................      40,400       1,357,124
ITT Corp.*..........................      71,000       4,335,438
KTM Motorradholding AG*.............      17,780       1,217,162
Ladbroke Group PLC..................     550,000       2,151,625
Mars Engineering Corp...............      32,900         752,098
Namco Ltd. .........................      40,900       1,577,332
Nelvana Limited*+ ..................     130,000       1,882,762
Nintendo Co. .......................      28,200       2,362,098
Nippon Broadcast System.............      21,000       2,327,022
Rank Group PLC......................     100,000         633,418
Tag Heuer International SA (ADR)* ..     143,200       2,156,950
Toei Co.............................      45,000         308,219
Tourism Holdings Ltd................     600,000         851,780
                                                  --------------
                                                      46,262,373
                                                  --------------
PHOTO & OPTICAL (0.5%)
Luxottica Group (ADR)...............      20,000       1,356,250
Noritsu Koki Co. Ltd................     102,000       5,028,357
                                                  --------------
                                                       6,384,607
                                                  --------------
RETAIL--GENERAL (4.4%)
Asda Group PLC......................     400,000         825,691
BAA PLC.............................     100,000         921,411
Carpetright PLC*....................      20,000         166,304
Centros Comerciales Pryca SA .......      50,000       1,082,258
CompUSA, Inc.*......................     385,700       8,292,550
Deodeo Corp.........................       8,300         162,220
Dixons Group PLC....................     450,000       3,498,367
Doshisha Co. .......................      37,000         416,456
Eiden Sakakiya Co. Ltd. ............      75,000         628,217
Gucci Group N.V.....................      10,000         643,750
Homac Corp. ........................      33,300         473,597
Home Centers Ltd.*..................     142,800         821,100
Home Depot, Inc.....................     110,400       7,610,700
Home Wide Corp., Inc................      18,000         132,711

House of Fraser PLC.................     750,000    $  1,972,670
Isetan Co...........................     194,000       2,403,630
Japan Airport Terminal Co...........     181,800       2,204,886
Matsuyadenki Co. Industries.........       3,000          26,699
MFI Furniture PLC...................     100,000         224,735
Nissen Corp. Ltd.*..................      20,500          78,165
Paris Miki, Inc.....................     100,700       2,960,989
Rinascente..........................     140,000         777,565
Rinascente--Rights*.................     170,800          29,930
Rinascente--Warrants*...............       8,750           4,322
Sato Corp. .........................     139,010       2,450,050
Sears, Roebuck & Co. ...............      41,700       2,241,375
Sriwani Holdings BHD................     680,000       1,414,422
St. Dupont*.........................       6,214         167,069
St. Dupont*+........................      64,400       1,731,448
Swank International Manufacturing ..   1,000,000         108,425
Thorn PLC...........................     500,000       1,431,642
Vendex International N.V. ..........      14,400         788,563
Wal-Mart Stores, Inc................     120,000       4,057,500
Warehouse Group Ltd. ...............     400,000       1,192,763
Xebio Co............................      20,200         497,025
                                                  --------------
                                                      52,439,205
                                                  --------------
 TOTAL CONSUMER CYCLICALS (14.0%)                    166,935,773
                                                  --------------
CONSUMER NONCYCLICALS
BEVERAGES (1.5%)
Aguas de Barcelona*.................         900          36,335
Bass Breweries......................     180,000       2,196,405
Grand Metropolitan..................     300,000       2,904,069
Guinness PLC........................     600,000       5,873,062
Hartwall Oy AB......................       9,000         521,368
Lion Nathan Ltd.....................     350,000         886,761
Louis Dreyfus Citrus*...............      71,500       2,670,589
Panamerican Beverages...............      60,000       1,972,500
Quilmes Industrial Quins (ADR) .....     100,000       1,162,500
                                                  --------------
                                                      18,223,589
                                                  --------------
DRUGS (5.4%)
Astra AB (A Shares).................      90,000       1,678,135
Biogen, Inc.*.......................      54,000       1,829,250
Hafslund ASA (B Shares).............      80,000         434,920
Merck & Co., Inc....................     122,100      12,637,350
Novartis AG.........................       1,358       2,170,197
Novartis AG (ADR)...................      20,000       1,600,988
Novo-Nordisk A/S (B Shares)  .......      35,000       3,816,524
Nycomed ASA (B Shares)..............      50,000         713,711
Orion-Yhtymae Oy (B Shares).........      50,000       1,896,934
Pfizer, Inc.........................      49,000       5,855,500
Roche Holdings AG Genusscheine .....         800       7,233,139
Sankyo Co...........................     193,000       6,483,291
Santen Pharmaceutical Co............     147,000       2,962,830
Schering Plough Corp................      36,000       1,723,500
Smith & Nephew PLC*.................     275,000         764,513
Smithkline Beecham PLC..............     200,000       3,680,652
Taisho Pharmaceutical Co............     107,000       2,884,827
Zeneca Group PLC....................     180,000       5,950,970
                                                  --------------
                                                      64,317,231
                                                  --------------

                                       32

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)
                                        NUMBER         VALUE
                                       OF SHARES      (NOTE 1)
----------------------------------------------------------------
FOODS (0.7%)
Fyffes PLC..........................   3,400,000    $  4,897,139
Karlshamns AB*+.....................      20,300         239,199
Nestle AG...........................         500         659,363
Nutricia Verenigde Bedrijven N.V.+         5,000         789,582
Oie Sangyo Co. Ltd. ................       4,000          39,787
Shriram Industrial Enterprises Ltd.
 (GDR)*+ ...........................     165,000         288,750
Viscofan Envoltura..................      60,000       1,402,526
Waterford Foods PLC.................     225,000         467,351
                                                  --------------
                                                       8,783,697
                                                  --------------
HOSPITAL SUPPLIES & SERVICES (1.1%)
Abbott Laboratories.................      38,500       2,569,875
Boston Scientific Corp.*............      60,900       3,741,544
Cochlear Ltd........................      45,000         146,102
Coloplast A/S B.....................       1,200          80,066
Medtronic, Inc......................      57,400       4,649,400
Nichii Gakkan Co.*..................       3,000         167,525
Quest Medical, Inc.*................     164,543       1,501,455
Scandinavian Mobility
 International, Inc.................      10,000         107,688
                                                  --------------
                                                      12,963,655
                                                  --------------
RETAIL--FOOD (0.6%) ................
Casino Guichard-Perrachon...........      13,590         672,713
Daimon Co. Ltd......................      37,900         257,605
Familymart Co.......................       8,500         416,805
Kesko ..............................     150,800       2,127,990
Loblaw Companies Ltd................      50,000         687,932
McBride PLC.........................     350,000         789,484
Seven-Eleven Japan Ltd..............      24,000       1,813,454
                                                  --------------
                                                       6,765,983
                                                  --------------
SOAPS & TOILETRIES (0.0%)
Shiseido Co.........................      11,000         181,398
                                                  --------------
TOBACCO (2.4%)
Imperial Tobacco PLC*...............     300,000       1,930,220
Loews Corp..........................      97,800       9,792,225
Philip Morris Cos., Inc. ...........     180,000       7,987,500
RJ Reynolds BHD.....................     240,000         599,049
Seita...............................      63,900       2,022,462
Swedish Match Co. AB................   1,100,000       3,703,291
Tabacalera SA.......................      40,000       2,146,875
                                                  --------------
                                                      28,181,622
                                                  --------------
 TOTAL CONSUMER NONCYCLICALS (11.7%)                 139,417,175
                                                  --------------
CREDIT SENSITIVE
BANKS (5.1%)
Akita Bank..........................      74,000         431,306
AMMB Holdings BHD...................      30,000         186,609
Asahi Bank Ltd......................     162,000       1,378,152
Banco Comercial Portugues, SA ......      10,000         188,804
Banco Latinoamericano de
 Exportaciones S.A. (E Shares) .....      60,000       2,587,500
Banco Popular.......................       2,800         685,860
Banco Santander--Chile (ADR) .......      13,000         191,750
Barclays Bank ......................      80,000       1,587,458
Bank of Tokyo-Mitsubishi Bank ......     290,000       5,819,737
BHW Holding AG*.....................     131,000       2,216,010
Chase Manhattan Corp................     100,488       9,753,617
Dai-Ichi Kangyo Bank................     326,000    $  4,437,309
First Union Corp....................      58,000       5,365,000
Grupo Financiero Banamex Accival (B
 Shares)*...........................     400,000       1,079,789
Grupo Financiero Bantorte (Class
 B)*................................     178,750         185,814
Hachijuni Bank......................      52,000         526,307
HSBC Holdings PLC (H.K.$)...........      70,000       2,105,250
Mitsubishi Trust & Banking Corp.  ..     164,000       2,590,001
NationsBank Corp....................     107,000       6,901,500
Overseas Chinese Bank...............      48,000         496,887
Overseas Union Bank Ltd.............     180,000       1,120,515
Overseas Union Bank Ltd.--Rights* ..      36,000          19,640
Shizuoka Bank.......................     188,000       2,148,853
Sparbanken Sverige AB (A Shares) ...      36,000         801,775
Standard Chartered PLC..............     150,000       2,287,298
Sumitomo Bank Ltd...................     295,000       4,839,019
Toho Bank ..........................      96,000         590,524
Union Bank of Norway................       8,600         256,089
                                                  --------------
                                                      60,778,373
                                                  --------------


                                        NUMBER         VALUE
                                       OF SHARES      (NOTE 1)
----------------------------------- ------------- --------------
FINANCIAL SERVICES (4.6%)
American Express Co.................     182,600      13,603,700
Americredit Corp.*..................     206,700       4,340,700
Amvescap PLC........................     380,000       2,217,214
CMIC Finance & Securities Co. Ltd.       724,700         181,839
Credit Saison Co. ..................     218,535       5,338,958
Dexia France........................      22,000       2,141,338
Hong Leong Finance Ltd. ............     160,000         337,973
Household International, Inc. ......      25,500       2,994,656
JCG Holdings........................     142,000         114,556
MBNA Corp...........................     160,000       5,860,000
Morgan Stanley, Dean Witter,
 Discover & Co......................      71,800       3,091,888
Nichiei Co. Ltd. ...................      37,500       4,351,715
PMI Group, Inc......................      20,500       1,278,688
Promise Co. Ltd.....................      29,200       1,671,338
PT Bunas Finance Indonesia..........     460,000         671,464
Sanyo Shinpan Finance Co. Ltd. .....      25,900       1,602,225
Takefuji Corp.......................      69,850       3,815,208
Yamaichi Securities.................     314,000         934,247
                                                  --------------
                                                      54,547,707
                                                  --------------
INSURANCE (5.2%)
Acceptance Industries Cos., Inc.* ..     100,100       2,277,275
Aegon N.V...........................      50,000       3,489,443
American International Group, Inc. .      96,250      14,377,344
AMEV N.V............................      90,000       4,007,001
Corporacion Mapfre Cia Inter SA ....      60,000       3,191,814
Koa Fire & Marine...................      46,000         278,143
Mediolanum Spa Ord+ ................      90,000       1,014,546
Norwich Union PLC*..................     379,700       2,019,517
Pacific & Orient BHD................     220,000         522,979
PennCorp Financial Group, Inc. .....      34,100       1,312,850
Progressive Corp. ..................      56,500       4,915,500
QBE Insurance Group Ltd. ...........      12,521          75,632
Skandia Forsakrings AB..............      45,000       1,660,654

                                       33

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                        NUMBER         VALUE
                                       OF SHARES      (NOTE 1)
----------------------------------------------------------------
Sumitomo Marine & Fire Insurance
 Co. ...............................     140,000    $  1,148,242
Travelers Group, Inc................     283,133      17,855,075
Twentieth Century Industries .......     211,000       4,431,000
                                                  --------------
                                                      62,577,015
                                                  --------------
REAL ESTATE (2.9%)
Arden Realty Group, Inc. ...........      98,500       2,561,000
Castellum AB*.......................     517,360       3,885,462
Cheung Kong Holdings................      90,000         888,697
Chubu Sekiwa Real Estate ...........      24,000         255,475
City Developments Ltd...............     140,000       1,370,917
Daibiru Corp........................      38,000         457,552
JP Realty, Inc......................      87,300       2,368,013
Macerich Co. .......................     151,700       4,209,675
MEPC PLC............................     210,000       1,723,464
Mitsubishi Estate Co................     129,000       1,868,423
Pernas International Hotels &
 Properties*........................     800,000         665,610
Prentiss Properties Trust...........      85,000       2,178,125
Sap Holdings*.......................      66,000         149,049
Singapore Land Ltd..................     250,000       1,136,602
Sino Land Co........................   2,000,000       2,168,497
Spieker Properties, Inc.............      58,700       2,065,506
Storage USA, Inc....................      28,000       1,071,000
Sumitomo Realty & Development Co. ..     411,000       3,621,935
Summit Properties, Inc..............      47,000         969,375
Sun Communities, Inc................      41,000       1,376,063
                                                  --------------
                                                      34,990,440
                                                  --------------
UTILITY--ELECTRIC (2.4%)
British Energy PLC..................   1,672,000       4,077,649
Electricidade de Portugal*..........     127,005       2,330,097
Energy Group PLC*...................      50,000         533,536
Enersis S.A. (ADR)..................      45,000       1,600,313
EVN.................................       8,394       1,080,845
Gas Y Electridad SA (Series 2) .....       5,000         268,359
Hidroelectrica del Cantabrico ......      48,000       1,947,658
Iberdrola SA........................     350,000       4,417,243
Korea Electric Power (ADR)..........     100,000       1,868,750
National Grid Group PLC.............   1,000,000       3,654,017
National Power PLC..................     450,000       3,910,380
Veba AG.............................      60,000       3,388,956
                                                  --------------
                                                      29,077,803
                                                  --------------
UTILITY--GAS (0.3%)
General de Aguas d'Barcelona .......      90,000       3,682,393
                                                  --------------
UTILITY--TELEPHONE (1.5%)
Empresas Telex--Chile S.A. (ADR) ...      77,500         435,938
Hellenic Telecommunication
 Organization SA*...................      48,880       1,147,677
Hellenic Telecommunication
 Organization SA--Rights*...........      48,880               0
Kon. PTT Nederland+ ................      50,000       1,961,220
Portugal Telecom SA.................       8,380         337,950
PT Indonesian Satellite (ADR) ......      40,000       1,197,500
Stet Societa Finanz Telefon.........      40,000         232,864
Telefonica de Espana SA.............     100,000       2,890,546
Telephone & Data Systems, Inc. .....      56,700       2,151,056
Teleport Communications Group, Inc.
 (Class A)*.........................     117,000    $  3,992,625
Videsh Sanchar Nigam Ltd. (GDR)*+  .     148,000       2,934,100
                                                  --------------
                                                      17,281,476
                                                  --------------
 TOTAL CREDIT SENSITIVE (22.0%) ....                 262,935,207
                                                  --------------
ENERGY
COAL & GAS PIPELINES (0.4%)
OMV AG..............................      37,200       4,762,431
                                                  --------------
OIL--INTERNATIONAL (0.7%)
Canadian Occidental.................      10,000         225,000
ENI Spa.............................     500,000       2,829,943
Orogen Minerals Ltd. ...............     280,000         801,259
Renaissance Energy Ltd.*............      80,000       2,224,556
Repsol SA...........................      65,000       2,747,715
                                                  --------------
                                                       8,828,473
                                                  --------------

OIL--SUPPLIES & CONSTRUCTION (2.6%)
Baker Hughes, Inc...................      42,000       1,624,875
BJ Services Co.*....................      50,000       2,681,250
Bouygues Offshore SA (ADR)..........     148,000       1,850,000
Coflexip (ADR)......................      70,117       2,112,275
Compagnie Generale de Geophysique
 (ADR)*.............................     281,000       5,409,250
Halliburton Co......................      52,900       4,192,325
Nabors Industries, Inc.*............     180,600       4,515,000
Santa Fe International Corp.* ......      81,000       2,754,000
Transocean Offshore, Inc............      56,000       4,067,000
Tubos de Acero de Mexico SA (ADR)* .     112,400       2,072,375
                                                  --------------
                                                      31,278,350
                                                  --------------
RAILROADS (0.8%)
Canadian Pacific Ltd................     108,400       3,082,625
Union Pacific Corp..................      87,633       6,178,127
                                                  --------------
                                                       9,260,752
                                                  --------------
 TOTAL ENERGY (4.5%)................                  54,130,006
                                                  --------------
TECHNOLOGY
ELECTRONICS (7.9%)
Applied Magnetics Corp.*............    110,700        2,504,588
Austria Mikro Systeme International       4,000          339,024
Cisco Systems, Inc.*................    365,300       24,520,747
EMC Corp.*..........................    160,000        6,240,000
Enplas Corp.........................     56,000        1,021,202
Fujimi, Inc.........................      6,100          399,712
Hirose Electric Co. Ltd.............      3,300          226,315
Hoya Corp...........................    117,000        5,206,352
Intel Corp..........................    144,500       20,491,906
Micron Technology, Inc.*............     23,000          918,563
National Semiconductor Corp.* ......     76,000        2,327,500
Navia ASA*..........................     80,000          327,829
Pace Micro Technology PLC...........    350,000          390,372
Rohm Co. Ltd........................     22,000        2,265,073
SGS-Thomson Microelectronics N.V.* .     30,000        2,368,676
Shinko Electric Industries..........     77,500        2,833,304
TDK Corp............................     54,000        3,962,481
Tokyo Electron......................     26,900        1,286,205

                                       34

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                         NUMBER         VALUE
                                        OF SHARES      (NOTE 1)
-----------------------------------------------------------------
Towa Corp.*.........................       7,000   $      295,000
Yamaichi Electronics Co.*...........      27,000          716,168
Yokogawa Electric Corp..............     474,000        4,115,086
3Com Corp.*.........................     259,700       11,686,500
                                                   --------------
                                                       94,442,603
                                                   --------------
OFFICE EQUIPMENT (1.9%)
Canon, Inc..........................      41,000        1,116,133
Ceridian Corp.*.....................     302,700       12,789,075
Ricoh Elemex Corp. .................      27,000          351,016
Sterling Software, Inc.*............     286,600        8,956,250
                                                   --------------
                                                       23,212,474
                                                   --------------
OFFICE EQUIPMENT SERVICES (1.7%)
Accugraph Corp. (Class A)*..........       6,200            5,837
Fore Systems, Inc.*.................      65,500          892,438
Fuji Soft Corp......................      40,600        1,771,224
Istar Internet, Inc.*+..............      12,500           17,651
Microsoft Corp.*....................      52,500        6,634,688
Misys PLC...........................     130,000        2,948,600
Sterling Commerce, Inc.*............     236,660        7,780,198
Turbon International AG.............      27,500          835,770
                                                   --------------
                                                       20,886,406
                                                   --------------
TELECOMMUNICATIONS (5.7%)
BCE Mobile Communications, Inc.* ...      16,000          497,049
Brooks Fiber Properties, Inc.* .....     159,500        5,383,125
Cabletron Systems, Inc.*............      58,400        1,653,450
Cascade Communications Corp.* ......      81,000        2,237,625
Corecomm, Inc.*.....................       7,600          131,100
DDI Corp. ..........................         400        2,952,622
Deutsche Telekom AG (ADR)...........     190,000        4,583,750
E.R.G. Limited......................   2,167,360        2,454,698
Filtronic Comtek PLC................   1,199,000        7,904,062
NetCom Systems AB (B Shares)* ......     100,000        1,411,394
Rogers Cantel Mobile Communications
 (Class B)*.........................      20,000          376,552
SK Telecom Co. Ltd..................     362,560        3,648,260
Tadiran Telecommunications Ltd. ....     175,000        3,773,438
United States Cellular Corp.* ......      38,600        1,143,525
Vodafone Group......................     900,000        4,382,323
WorldCom, Inc.*.....................     798,404       25,548,928
                                                   --------------
                                                       68,081,901
                                                   --------------
 TOTAL TECHNOLOGY (17.2%)...........                  206,623,384
                                                   --------------
DIVERSIFIED
MISCELLANEOUS (1.2%)
BTR PLC.............................     200,000          684,192
Cie Generale des Eaux...............      30,000        3,843,994
Compagnie Generale de
 Eaux--Warrants*....................      30,000           17,969
Corp Financiera Reunida SA*.........      94,202          396,298
Crean (James) PLC--Units............     385,000        1,155,755
Hanson PLC..........................      62,500          310,571
Holding di Partecipazioni
 Industriali Spa*...................     360,000          172,531
Indonesia Fund, Inc.*...............      20,000          217,500
International UNP Holdings*.........     450,000           57,026
International UNP
 Holdings--Warrants*................     225,000                0
Mitsubishi Corp.....................      29,000          361,836
Sime Darby BHD......................     800,000   $    2,662,441
Swire Pacific Ltd. (Class A) .......      80,000          720,251
Taiwan Fund.........................      40,000        1,010,000
Tomkins PLC.........................     500,000        2,164,110
                                                   --------------
 TOTAL DIVERSIFIED (1.2%)...........                   13,774,474
                                                   --------------
TOTAL COMMON STOCKS (87.5%) (Cost
 $841,896,283)......................                1,046,915,444
                                                   --------------
PREFERRED STOCKS:
CONSUMER CYCLICALS
LEISURE RELATED (0.1%)
Village Roadshow Ltd. ..............     440,000        1,112,943
                                                   --------------
RETAIL--GENERAL (0.0%)
Fielmann AG.........................       7,000          212,742
                                                   --------------
 TOTAL CONSUMER CYCLICALS (0.1%)                        1,325,685
                                                   --------------
CONSUMER NONCYCLICALS (0.1%)
HOSPITAL SUPPLIES & SERVICES
Fresenius AG........................       4,444        1,010,532
                                                   --------------
TECHNOLOGY
TELECOMMUNICATIONS (0.5%)
Nokia Oy Cum........................      44,000        3,290,255
WorldCom, Inc.
 8.0% Conv..........................      22,000        2,466,750
                                                   --------------
 TOTAL TECHNOLOGY (0.5%)............                    5,757,005
                                                   --------------
TOTAL PREFERRED STOCKS (0.7%)
 (Cost $4,181,207)..................                    8,093,222
                                                   --------------
LONG-TERM DEBT SECURITIES:
CONSUMER NONCYCLICALS (0.1%)
FOODS
Burns Philp & Co., Ltd.
 5.5% Conv., 04/30/04...............  $2,000,000        1,722,000
                                                   --------------
CREDIT SENSITIVE (0.0%)
INSURANCE
Corporacion Mapfre
 8.5% Conv., 02/27/99...............  29,910,000          202,949
                                                   --------------
TECHNOLOGY
ELECTRONICS (0.5%)
Altera Corp.
 5.75% Conv. Sub. Note, 06/15/02+ ..   1,055,000        2,154,837
3Com Corp.
 10.25% Conv., 11/01/01+............   3,000,000        4,155,000
                                                   --------------
 TOTAL TECHNOLOGY (0.5%)............                    6,309,837
                                                   --------------
DIVERSIFIED (0.1%)
MISCELLANEOUS
Brierley Investment Ltd.
 9.0% Conv. Sub. Note, 06/30/98 ....      27,900           27,290
                                                   --------------
TOTAL LONG-TERM DEBT SECURITIES (0.7%)
 (Amortized Cost $7,058,328) .......                    8,262,076
                                                   --------------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                   PRINCIPAL       VALUE
                                    AMOUNT        (NOTE 1)
------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
Chase Manhattan Bank
 5.6%, due 09/29/97............  $ 5,000,000  $    4,929,125
Deutsche Bank Financial, Inc.
 5.55%, due 08/19/97...........   17,000,000      16,871,579
                                              --------------
 TOTAL BANKERS' ACCEPTANCES (1.8%)                21,800,704
                                              --------------
CERTIFICATES OF DEPOSIT
American Express Centurian
 5.56%, due 07/21/97...........   10,000,000      10,000,000
Norinchuckin Bank Ltd.
 5.78%, due 07/10/97...........   15,000,000      15,000,306
                                              --------------
 TOTAL CERTIFICATES OF DEPOSIT (2.1%)             25,000,306
                                              --------------
COMMERCIAL PAPER (0.6%)
Province of Quebec
 5.57%, due 07/21/97...........    7,600,000       7,576,482
                                              --------------
TIME DEPOSITS
Mitsubishi Bank Ltd.-N.Y.
 6.375%, due 07/01/97..........  $21,200,000  $   21,200,000
Sumitomo Bank Ltd.
 6.25%, due 07/01/97...........   40,400,000      40,400,000
                                              --------------
 TOTAL TIME DEPOSITS (5.1%) ...                   61,600,000
                                              --------------
TOTAL SHORT-TERM DEBT SECURITIES (9.6%)
 (Amortized Cost
 $115,978,367).................                  115,977,492
                                              --------------
TOTAL INVESTMENTS (98.5%)
 (Cost/Amortized Cost $969,114,185)            1,179,248,234
OTHER ASSETS
 LESS LIABILITIES (1.5%).......                   17,550,254
                                              --------------
NET ASSETS (100.0%)............               $1,196,798,488
                                              ==============

DISTRIBUTION OF INVESTMENTS BY
GLOBAL REGION
As a Percentage of Total
Investments
Canada...................    0.8%
France ..................    3.1
Germany .................    2.7
Japan....................   16.5
Latin America............    1.8
Netherlands .............    3.2
New Zealand & Australia .    1.9
Scandinavia..............    3.6
Southeast Asia...........    3.4
Spain ...................    2.3
Switzerland .............    1.5
United Kingdom...........   10.4
United States**..........   47.0
Other European
 Countries...............    1.8
                         -------
                           100.0%
                         =======

------------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 9.8%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1997, these securities amounted to $42,123,186 or 3.5% of net assets.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
ARGENTINA
KTM Motorradholding AG* ...........    10,000     $  684,568
Quilmes Industrial Quins (ADR) ....    17,600        204,600
                                               --------------
 TOTAL ARGENTINA (0.4%) ...........                  889,168
                                               --------------
AUSTRALIA
AAPC Ltd. .........................   180,000        119,600
Aristocrat Leisure Ltd. ...........   160,000        317,725
Brambles Industries Ltd. ..........    60,000      1,186,531
Broken Hill Proprietary Co. Ltd. ..    30,000        441,319
Cochlear Ltd. .....................    60,000        194,803
E.R.G. Limited ....................   820,000        928,712
GIO Australia Holdings Ltd.  ......   200,000        619,141
Great Central Mines Ltd. ..........   100,000        190,424
National Australia Bank Ltd.  .....     4,900         70,184
News Corp. Ltd. ...................     5,900         28,288
Oil Search Ltd. ...................   460,000      1,250,363
Orogen Minerals Ltd. (GDS)+  ......    55,000      1,573,897
Plutonic Resources Ltd. ...........    20,000         62,518
QBE Insurance Group Ltd. ..........    65,651        396,558
QCT Resources, Inc. ...............   200,000        246,146
Reinsurance Australia Corp.  ......    34,600        104,760
Spectrum Network Systems Ltd.*+ ...   600,000        144,970
Western Mining Corp. Ltd. .........    22,000        138,703
Westralian Sands Ltd. .............    11,472         35,427
                                               --------------
 TOTAL AUSTRALIA (3.7%) ...........                8,050,069
                                               --------------
AUSTRIA
EVN ...............................       800        103,011
VA Technologie AG .................     3,000        548,693
                                               --------------
 TOTAL AUSTRIA (0.3%) .............                  651,704
                                               --------------
BELGIUM
Electrabel ........................       250         53,569
Generale de Banque ................       120         46,190
Petrofina SA ......................       110         41,653
Tractebel Investment International
 Capital ..........................        70         29,181
Tractebel Investment International
 Capital--Warrants* ...............        70              0
                                               --------------
 TOTAL BELGIUM (0.0%) .............                  170,593
                                               --------------
BRAZIL (0.2%)
Panamerican Beverages .............    10,000        328,750
                                               --------------
CANADA
Accugraph Corp. (Class A)* ........     5,000          4,707
Architel Systems Corp.* ...........    30,300        162,366
BCE Mobile Communications,
 Inc.* ............................     4,000        124,262
Cinar Films, Inc. (Class B)*  .....     8,000        260,000
Loblaw Companies Ltd. .............    20,000        275,173
Prime Resource Group ..............    20,000        144,828
Renaissance Energy Ltd.* ..........    25,000        695,174
Rofin-Sinar Technologies, Inc.*  ..    40,000        765,000
Transat A.T., Inc.* ...............    35,000        272,457
                                               --------------
 TOTAL CANADA (1.2%) ..............                2,703,967
                                               --------------

CHILE
Empresas Telex-Chile S.A. (ADR)  ..    20,000     $  112,500
Enersis S.A. (ADR) ................     1,000         35,563
Santa Isabel S.A. (ADR) ...........    10,000        322,500
                                               --------------
 TOTAL CHILE (0.2%) ...............                  470,563
                                               --------------
DENMARK
Carli Gry International A/S  ......    15,600        888,132
Coloplast A/S B ...................     6,000        400,328
Den Danske Bank ...................       400         38,918
Novo-Nordisk A/S (B Shares)  ......     5,000        545,218
Scandinavian Mobility
 International, Inc. ..............     5,000         53,844
                                               --------------
 TOTAL DENMARK (0.9%) .............                1,926,440
                                               --------------

FINLAND
Hartwall Oy AB ....................    14,000        811,016
KCI Konecranes International  .....    18,000        791,160
Kesko .............................    56,000        790,235
Nokia Corp. (ADR) .................     3,000        221,250
Orion-Yhtymae Oy (B Shares)  ......    20,000        758,774
Rauma Oy ..........................    13,900        318,874
                                               --------------
 TOTAL FINLAND (1.7%) .............                3,691,309
                                               --------------
FRANCE
Accor SA ..........................     8,000      1,197,951
Alcatel Alsthom ...................     3,500        438,341
Banque Nationale de Paris* ........       700         28,850
Bouygues Offshore SA (ADR) ........    40,000        500,000
BSN Gervais Danone ................       500         82,614
Carrefour .........................       225        163,408
Cie de St. Gobain* ................       250         36,458
Cie Fin Paribas Series A ..........       750         51,815
Cie Generale des Eaux .............     7,000        896,932
Coflexip (ADR) ....................     3,000         90,375
Compagnie Generale de
 Eaux--Warrants* ..................     6,000          3,594
Compagnie Generale de Geophysique
 (ADR)* ...........................   117,600      2,263,800
Dexia France ......................     1,000         97,334
Elf Aquitaine .....................     2,250        242,738
Havas .............................       350         25,222
Lafarge Corp. .....................    10,355        644,027
L'Air Liquide SA ..................       550         87,319
L'Oreal* ..........................       495        208,556
Louis Dreyfus Citrus* .............    20,300        758,223
Louis Vuitton Moet Hennessy  ......       500        134,429
Lyonnais des Eaux Dumez ...........       400         40,295
Michelin (CGDE), (Class B) ........     7,000        420,355
Peugeot SA ........................       250         24,163
Pinault Printemps .................       150         72,081
Promodes ..........................       100         38,950
Schneider SA ......................       800         42,582
Seita .............................    15,000        474,756
SGS-Thomson Microelectronics N.V.*      8,000        631,647
Societe Generale ..................       550         61,395
St. Dupont*+ ......................    34,900        938,316
Television Francaise ..............     6,000        536,015
                                               --------------
 TOTAL FRANCE (5.1%) ..............               11,232,541
                                               --------------

                                       37

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
GERMANY
Adidas AG+ ........................      3,430    $  383,537
Allianz AG Holding ................      1,500       313,951
Apcoa Parking AG ..................        800        77,665
Bayer AG ..........................      4,500       173,404
BHW Holding AG* ...................     23,600       399,220
B.U.S. Berzelius Umwelt-Service AG      28,000       425,483
Daimler-Benz AG ...................      2,000       162,739
Deutsche Bank AG ..................      3,250       190,837
Deutsche Telekom AG (ADR) .........     50,000     1,206,250
Dresdner Bank AG ..................      2,850        99,854
Gerresheimer Glas AG ..............     30,000       503,183
Linde AG ..........................         50        38,850
Lufthansa AG ......................      2,000        38,477
Pfeiffer Vacuum Technology (ADR)*       15,000       436,875
RWE AG ............................      1,850        79,563
SAP AG ............................        500       100,292
Schering AG .......................        400        42,846
SGL Carbon AG+ ....................      8,000     1,092,723
Siemens AG ........................      2,500       149,736
SKW Trostberg AG ..................      5,000       167,154
Thyssen AG ........................        150        36,083
Turbon International AG ...........      3,000        91,175
Veba AG ...........................      5,150       290,885
Viag AG ...........................        150        68,510
                                               --------------
 TOTAL GERMANY (3.0%) .............                6,569,292
                                               --------------
GREECE
A.G. Petzetakis SA* ...............    200,000     1,015,624
Hellenic Telecommunication
 Organization SA* .................     14,070       330,356
Hellenic Telecomnumication
 Organization SA--Rights* .........     14,070             0
                                               --------------
 TOTAL GREECE (0.6%) ..............                1,345,980
                                               --------------
HONG KONG
Aeon Credit Service Co. ...........    924,000       310,095
Associated International Hotels  ..     10,000         6,906
Cheung Kong Holdings ..............     50,000       493,720
China Travel International
 Investment HK Ltd.* ..............    270,000       156,829
Cosco Pacific Ltd.* ...............    300,000       695,081
Hang Seng Bank ....................      5,000        71,315
HSBC Holdings PLC (H.K.$) .........     14,200       427,065
Hutchison Whampoa .................     12,000       103,778
Jardine International Holdings
 Ltd. .............................     32,000        40,479
JCG Holdings ......................    250,000       201,683
Kwong On Bank Limited* ............     30,000        42,595
Sino Land Co. .....................    550,000       596,337
                                               --------------
 TOTAL HONG KONG (1.4%) ...........                3,145,883
                                               --------------
INDIA
PT Great River International*  ....  1,367,000       857,185
Videsh Sanchar Nigam Ltd. (GDR)*+       44,000       872,300
                                               --------------
 TOTAL INDIA (0.8%) ...............                1,729,485
                                               --------------
INDONESIA
PT Bunas Finance Indonesia ........    120,000    $  175,164
PT Citatah* .......................    337,500       315,712
PT Indonesian Satellite (ADR)  ....     12,000       359,250
PT Sekar Bumi .....................    190,000       240,234
Ramayana Lestari Sentosa* .........     22,500        64,762
                                               --------------
 TOTAL INDONESIA (0.5%) ...........                1,155,122
                                               --------------
IRELAND
Crean (James) PLC-Units ...........      5,000        15,010
Fyffes PLC ........................    900,000     1,296,301
Irish Continental Group ...........     20,000       227,421
Jurys Hotel Group PLC .............    150,000       761,861
Waterford Foods PLC ...............    800,000     1,661,692
                                               --------------
 TOTAL IRELAND (1.8%) .............                3,962,285
                                               --------------
ISRAEL
Home Centers Ltd.* ................     15,400        88,550
Tadiran Telecommunications Ltd. ...     20,000       431,250
                                               --------------
 TOTAL ISRAEL (0.2%) ..............                  519,800
                                               --------------

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
ITALY
Arnoldo Mondadori Editore Spa .....     90,000       519,710
Assicurazioni Generali ............      5,500        99,937
Banca Commerciale Italiana ........     10,000        20,699
Danieli & Co.* ....................     24,800       163,772
ENI Spa ...........................     20,000       113,198
ENI Spa (ADR) .....................      8,000       455,000
Esaote Biomedica Spa ..............    156,000       411,887
Fiat Spa ..........................     20,000        71,976
Fila Holdings Spa (ADR) ...........      2,000        66,875
Holding di Partecipazioni
 Industriali Spa* .................     90,000        43,133
Istituto Bancario San Paolo di
 Torino ...........................      5,000        36,429
Istituto Mobilare Italiano ........      2,500        22,493
Istituto Naz Delle Assicurazioni  .     22,500        34,268
Mediaset Spa ......................    140,000       593,979
Mediolanum Spa+ ...................     30,000       338,182
Parmalat Finanziaria Spa ..........    300,000       424,271
Rinascente--Rights* ...............      9,700         1,700
Rinascente--Warrants* .............        500           247
Telecom Italia Mobile Spa .........     40,000       129,369
Telecom Italia Spa ................      5,000        14,966
Zucchini Spa ......................     70,000       428,093
                                               --------------
 TOTAL ITALY (1.8%) ...............                3,990,184
                                               --------------
JAPAN
Akita Bank ........................     20,000       116,569
Asahi Bank Ltd. ...................     40,000       340,284
Asahi Chemical Industry Co.  ......      6,000        35,861
Asahi Diamond Industry Co. Ltd.         24,000       221,970
Asahi Glass Co. Ltd. ..............     16,000       159,148
Asatsu, Inc. ......................     16,000       591,920
Bank of Tokyo-Mitsubishi Bank  ....     66,000     1,324,492
Bridgestone Corp. .................      4,000        92,837
Bridgestone Metalpha ..............      9,000        79,312
Canon, Inc. .......................     14,000       381,119
Capcom Co. Ltd. ...................      3,400        80,988
Chubu Sekiwa Real Estate ..........      4,000        42,579

                                       38

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Credit Saison Co. .................    63,800     $1,558,677
Daibiru Corp. .....................    13,000        156,531
Dai-Ichi Kangyo Bank ..............    82,000      1,116,133
Daimon Co. Ltd. ...................     8,000         54,376
Dainippon Ink & Chemical, Inc.  ...    15,000         64,654
Dainippon Printing Co. Ltd.  ......     3,000         67,795
Daiseki Co. Ltd. ..................     7,000        146,584
Daito Trust Construction Co.  .....    23,000        270,919
Daiwa House Industry Co. ..........     2,000         24,431
Data Communication System Co.* ....     1,000         21,900
DDI Corp. .........................        90        664,340
Deodeo Corp. ......................     2,400         46,907
Doshisha Co. ......................     4,000         45,022
Eiden Sakakiya Co. Ltd. ...........    18,000        150,772
Enplas Corp. ......................    33,000        601,780
Enshu* ............................    36,000        113,393
Exedy Corp. .......................     3,000         38,217
Familymart Co. ....................     2,000         98,072
Fanuc Co. .........................       900         34,552
FCC Co. Ltd. ......................     4,000        101,213
Fuji Bank Ltd. ....................    11,000        165,082
Fuji Soft Corp. ...................    18,600        811,448
Fujikura Ltd. .....................    76,000        709,537
Fujimi, Inc. ......................     4,000        262,106
Hachijuni Bank ....................     8,000         80,970
Hirose Electric Co. Ltd. ..........     1,300         89,155
Hitachi Ltd. ......................    16,000        178,693
Hitachi Metals Ltd. ...............    24,000        174,854
Hitachi Plant Engineering &
 Construction Co. .................    24,000        111,404
Hokushin ..........................       600          3,492
Homac Corp. .......................     7,000         99,555
Home Wide Corp., Inc. .............    15,000        110,592
Honda Motor Corp. .................    32,000        963,267
Hoya Corp. ........................    35,000      1,557,456
Imagineer Co. Ltd.* ...............    13,000        436,698
Industrial Bank of Japan ..........     9,000        139,778
Isetan Co. ........................    58,000        718,611
Ishihara Sangyo Ltd.* .............    96,000        283,954
Ishikawajima Harima Heavy
 Industries .......................    48,000        188,465
Isuzu Motors Ltd. .................    24,000         82,715
Ito Yokado Co. Ltd. ...............     2,000        116,046
Japan Airport Terminal Co. ........    54,000        654,917
Japan Industrial Land Development      14,000        138,033
Kajima Corp. ......................    16,000         93,674
Kaneshita Construction Co. ........    12,000         93,709
Kawasaki Heavy Industries Ltd.  ...    96,000        446,453
Kawasaki Kisen* ...................    16,000         32,248
Kawasaki Steel ....................    10,000         32,545
Keyence Corp. .....................     2,600        385,656
Kikuchi Co. Ltd. ..................    10,000        109,938
King Co. ..........................    38,000        142,570
Kinki Nippon Railroad Co. .........     7,000         42,754
Kirin Brewery Co. .................     4,000         41,532
Koa Fire & Marine .................    12,000         72,559
Komatsu Ltd. ......................     4,000         32,458
Kubota Corp. ......................     6,000         29,369
Mabuchi Motor Co. .................    11,600        673,065
Makino Milling Machine Co. ........    14,000     $  119,588
Mars Engineering Corp. ............     6,000        137,161
Matsuda Sangyo Co. Ltd. ...........     8,000        146,584
Matsuyadenki Co. Industries  ......     3,000         26,699
Meitec Corp. ......................    38,000      1,130,617
Minebea Co. .......................    74,000        787,715
Misawa Ceramic Corp. ..............    32,000        153,564
Mitsubishi Chemical Corp. .........     5,000         16,316
Mitsubishi Corp. ..................     6,000         74,863
Mitsubishi Estate Co. .............    34,000        492,453
Mitsubishi Heavy Industries Ltd. ..   110,000        843,644
Mitsubishi Materials Corp. ........     6,000         23,977
Mitsubishi Trust & Banking Corp. ..    48,000        758,049
Mitsui Home Co. Ltd. ..............    24,000        236,629
Mitsui & Co. ......................     6,000         57,587
Namco Ltd. ........................    12,800        493,639
Namura Shipbuilding Co. ...........    18,000         89,521
Nanno Construction Co. Ltd.  ......    15,000         51,697
NGK Spark Plug Co. ................    40,000        436,262
NIC Corp.* ........................    42,000        531,367
Nichiei Co. Ltd. ..................    11,000      1,276,503
Nichiha Corp. .....................    53,000        832,388
Nichii Gakkan Co.* ................    14,000        781,782
Nintendo Co. ......................     8,000        670,099
Nippon Broadcast System ...........    11,000      1,218,916
Nippon Denwa Shisetsu .............    26,000        223,227
Nippon Express Co. Ltd. ...........     5,000         39,918
Nippon Paper Industries Co.  ......    20,000        115,697
Nippon Steel Corp. ................    27,000         86,223
Nippon System Development Co. .....    12,000        285,839
Nippon Television Network Corp. ...       830        333,130
Nippondenso Co. Ltd. ..............     4,000         95,629
Nireco ............................    15,000        134,805
Nissen Corp. Ltd.* ................     2,300          8,770
Nitta Corp. .......................    32,000        393,683
Nitto Kohki Co. Ltd. ..............    23,400        808,516
Nomura Securities Co. .............     8,000        110,287
Noritsu Koki Co. Ltd. .............    27,400      1,350,755
Ohmoto Gumi Co. Ltd. ..............    10,000         82,017
Oie Sangyo Co. Ltd. ...............    13,200        131,297
Oji Paper Co. Ltd. ................    32,000        197,958
Oriental Construction Co. .........    10,000         90,743
Paris Miki, Inc. ..................    30,200        888,003
Promise Co. Ltd. ..................     8,800        503,691
PS Corp. ..........................    18,900        204,485
Raito Kogyo Co. Ltd. ..............    40,000        415,322
Renown, Inc.* .....................    62,000        154,175
Ricoh Elemex Corp. ................     7,000         91,004
Rohm Co. Ltd. .....................     6,000        617,747
Royal Ltd. ........................       100          2,103
Santen Pharmaceutical Co. .........    41,000        826,368
Sankyo Co. ........................    54,000      1,813,978
Sanyo Chemicals ...................    12,000        106,797
Sanyo Electric Co. Ltd. ...........    60,000        269,086
Sanyo Engineering & Construction,
 Inc. .............................    22,000        190,804
Sanyo Pax Co. Ltd. ................    24,000        376,930
Sanyo Shinpan Finance Co. Ltd.  ...     7,200        445,406
Sato Corp. ........................    37,500        660,937
Sekisui House Ltd. ................     3,000         30,364

                                       39

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Seven-Eleven Japan Ltd. ...........     6,200    $   468,476
Sharp Corp. .......................     4,000         55,144
Shimizu Corp. .....................     3,000         17,983
Shin-Etsu Chemical Ltd. ...........     4,000        106,099
Shinko Electric Industries ........    21,300        778,702
Shiseido Co. ......................     4,000         65,963
Shizuoka Bank .....................    50,000        571,503
Sho Bond Construction .............    36,800        960,056
SMC Corp. .........................     9,000        760,143
Sodick Co.* .......................    92,000        747,334
Sony Corp. ........................     1,000         87,165
Suido Kiko Kaisha .................     8,000         47,465
Sumitomo Bank Ltd. ................   100,000      1,640,346
Sumitomo Forestry Co. .............    11,000        120,932
Sumitomo Heavy Industries Ltd.  ...    56,000        226,228
Sumitomo Marine & Fire Insurance
 Co. ..............................    70,000        574,121
Sumitomo Metal Industries .........   186,000        529,064
Sumitomo Realty & Development Co.     118,000      1,039,874
Taisei Corp. ......................     4,000         18,532
Taisho Pharmaceutical Co. .........    31,000        835,791
Takara Printing Co. ...............    14,000        101,387
Takefuji Corp. ....................    22,340      1,220,211
Takihyo Co. Ltd. ..................    14,000        129,483
TDK Corp. .........................    17,000      1,247,448
Toda Construction .................    18,000        125,958
Toei Co. ..........................    12,000         82,192
Toho Bank .........................    26,000        159,934
Toho Titanium* ....................    34,000        519,152
Tokio Marine & Fire Insurance Co.       6,000         78,527
Tokyo Broadcasting System .........    24,000        492,104
Tokyo Electric Power Co., Inc.  ...     7,000        147,195
Tokyo Electron ....................     8,200        392,077
Toso Co. Ltd. .....................    18,000        150,772
Towa Corp.* .......................    12,000        505,715
Toyoda Gosei ......................    20,000        139,604
Toyota Motor Corp. ................    36,000      1,061,687
Warabeya Nichiyo Co. Ltd. .........    10,000         81,145
Wesco, Inc. .......................     5,200         53,084
Xebio Co. .........................     4,800        118,105
Yamaichi Electronics Co.* .........    22,000        583,544
Yamaichi Securities ...............    40,000        119,012
Yamato Transport ..................    62,000        773,580
Yaskawa Electric Corp. ............    25,000        103,830
Yokogawa Electric Corp. ...........   120,000      1,041,798
                                               --------------
 TOTAL JAPAN (28.1%) ..............               61,700,484
                                               --------------
MALAYSIA
AMMB Holdings BHD .................    50,000        311,014
Arab Malaysian Finance BHD ........   140,000        296,751
Boustead Holdings BHD .............    40,000         87,163
Guinness Anchor BHD ...............    30,000         66,561
Hong Leong Bank BHD ...............   140,000        352,219
IOI Corp. BHD .....................   100,000        114,105
Kim Hin Industry BHD ..............    48,000         58,574
Kim Hin Industry--Rights* .........    10,000            139
Kumpulan Guthrie BHD ..............    40,000         63,391
Lingkaran Trans Kota Holdings BHD*    150,000    $   312,005
Magnum Corp. BHD ..................    74,000        111,410
Malayan Banking Berhad ............    24,000        251,981
Mancon BHD* .......................    76,666        130,004
Metacorp Berhard ..................   120,000        249,604
Pacific & Orient BHD ..............    80,000        190,174
Pelangi BHD* ......................    17,000         17,377
Pernas International Hotels &
 Properties* ......................   600,000        499,208
Resorts World BHD .................    20,000         60,222
RJ Reynolds BHD ...................   190,000        474,247
Sap Holdings* .....................    60,000        135,499
Sime Darby BHD ....................   150,000        499,208
Sriwani Holdings BHD ..............   180,000        374,406
Star Publications BHD* ............    25,000        106,973
Talam Corp. BHD* ..................   315,000        374,406
Tanjong PLC* ......................   100,000        344,691
UMW Holdings BHD ..................   150,000        707,211
                                               --------------
 TOTAL MALAYSIA (2.8%) ............                6,188,543
                                               --------------
MEXICO
Elamex S.A. de C.V.* ..............    33,300        324,675
Grupo Elektra, S.A. de CV .........    60,000        653,159
Grupo Financiero Banamex Accival
 (B Shares)* ......................   100,000        269,947
Grupo Industrial Saltillo SA  .....   236,000        861,314
Industrias Campos Hermanos
 (B Shares)* ......................   140,000        574,377
                                               --------------
 TOTAL MEXICO (1.2%) ..............                2,683,472
                                               --------------
NETHERLANDS
ABN Amro Holding N.V. .............     5,824        108,585
Aegon N.V. ........................     8,000        558,311
Akzo Nobel N.V. ...................     5,330        730,374
AMEV N.V. .........................    10,000        445,222
Content Beheer+ ...................    30,000      1,305,103
Elsevier N.V. .....................    17,310        289,225
Goudsmit N.V. .....................     6,000        912,349
Gucci Group N.V. ..................     4,000        257,500
Heineken N.V. .....................       233         39,762
Hunter Douglas N.V. ...............     3,000        255,213
IHC Caland N.V. ...................     4,000        218,638
ING Groep N.V. ....................     3,392        156,376
KLM ...............................     2,000         61,638
Kon. PTT Nederland+ ...............    20,000        784,488
Koninklijke Nedlloyd Groep N.V. ...     2,250         64,988
Nutricia Verenigde Bedrijven N.V.+      4,000        631,666
Royal Dutch Petroleum .............     2,487        517,401
Toolex Alpha N.V.* ................    15,000        157,500
Unilever N.V. CVA .................       742        156,182
Vedior N.V.* ......................    70,000      1,850,678
Vendex International N.V. .........     3,600        197,141
Ver Ned Uitgeversbedr Ver Bezit
 N.V. .............................     5,000        110,541
                                               --------------
 TOTAL NETHERLANDS (4.5%) .........                9,808,881
                                               --------------
NEW ZEALAND
Air New Zealand Ltd. (B Shares) ...   109,000        333,172
Restaurant Brands NZ Ltd.* ........   312,500        543,400

                                       40

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Sky City Ltd. .....................    35,300     $  179,592
Telecom Corp. of New Zealand  .....    70,700        360,172
Tourism Holdings Ltd. .............    15,000         21,294
Warehouse Group Ltd. ..............   110,000        328,010
                                               --------------
 TOTAL NEW ZEALAND (0.8%) .........                1,765,640
                                               --------------
NORWAY
Alvern Norway ASA* ................   120,000        655,658
Hafslund ASA (B Shares) ...........     5,000         27,182
Navia ASA* ........................    94,000        385,199
Norsk Hydro AS ....................     1,100         59,952
Nycomed ASA (B Shares) ............     4,000         57,097
Tomra Systems ASA .................    58,000      1,188,380
Union Bank of Norway ..............    12,000        357,334
                                               --------------
 TOTAL NORWAY (1.2%) ..............                2,730,802
                                               --------------
PANAMA (0.4%)
Banco Latinoamericano de
 Exportaciones A.S. (E Shares) ....    20,000        862,500
                                               --------------
PERU
Banco Wiese Limitado (ADR) ........    10,000         65,000
Telefonica del Peru S.A. (ADR)  ...    60,000      1,571,250
                                               --------------
 TOTAL PERU (0.8%) ................                1,636,250
                                               --------------
PORTUGAL
Banco Comercial Portugues, SA  ....    10,000        188,804
Electricidade de Portugal* ........    38,105        699,093
Portugal Telecom SA ...............     2,010         81,060
Telecel Comunicacoes Pessoais, SA*     14,490      1,201,633
                                               --------------
 TOTAL PORTUGAL (1.0%) ............                2,170,590
                                               --------------
SINGAPORE
City Developments Ltd. ............    40,000        391,691
Fraser & Neave ....................    50,000        356,718
GP Batteries International Ltd.  ..   140,000        417,106
Great Eastern Life Assurance Co...      7,000         76,869
Overseas Union Bank Ltd. ..........    20,000        124,502
Overseas Union Bank Ltd.--Rights*       4,000          2,182
Singapore Airlines Ltd. ...........    20,000        179,059
Singapore Land Ltd. ...............   140,000        636,497
                                               --------------
 TOTAL SINGAPORE (1.0%) ...........                2,184,624
                                               --------------
SOUTH AFRICA (0.2%)
Randgold Resources Ltd.*+ .........    30,300        501,465
                                               --------------
SOUTH KOREA
Korea Electric Power (ADR) ........    10,000        186,875
SK Telecom Co. Ltd. ...............    63,860        642,591
                                               --------------
 TOTAL SOUTH KOREA (0.4%) .........                  829,466
                                               --------------
SPAIN
Aguas de Barcelona* ...............        60          2,422
Banco Bilbao Vizcaya SA ...........     1,627        132,145
Banco de Valencia .................    30,000        631,035
Banco Santander SA ................     3,468        106,833
Catalana Occidente SA .............       440         21,914
Catalana Occidente SA*+ ...........    15,600        776,946
Centros Comerciales Pryca SA  .....     3,000         64,936
Construcciones Auxiliar Ferro  ....       500     $   22,561
Corp Financiera Reunida SA*  ......   192,700        810,669
Corporacion Mapfre Cia Inter SA  ..    10,000        531,969
Endesa ............................     1,122         94,174
Gas Y Electridad SA (Series 2)  ...    15,903        853,544
General de Aguas d'Barcelona  .....     6,000        245,493
Grupo Acciona SA ..................     1,000        112,636
Hidroelectrica del Cantabrico  ....    10,000        405,762
Iberdrola SA ......................    35,668        450,155
Portland Valderrivas SA ...........     5,000        408,476
Repsol SA .........................     4,392        185,661
Tabacalera SA .....................    10,000        536,719
Telefonica de Espana SA ...........    12,358        357,214
Viscofan Envoltura ................     2,500         58,439
                                               --------------
 TOTAL SPAIN (3.1%) ...............                6,809,703
                                               --------------
SWEDEN
Astra AB (A Shares) ...............    20,000        372,919
Autoliv, Inc.* ....................     8,000        313,000
Castellum AB* .....................    83,400        626,348
Dahl Internationl AB+ .............    32,000        629,818
Ericsson (L.M.) Telephone Co.
 (Series B) .......................     6,400        252,342
Kalmar Industries AB+ .............    10,000        171,569
Karlshamns AB*+ ...................    49,400        582,090
NetCom Systems AB (B Shares)*  ....    30,000        423,418
Scandic Hotels AB*+ ...............    80,000      1,263,780
Skandia Forsakrings AB ............    14,000        516,648
Sparbanken Sverige AB
 (A Shares) .......................    11,000        244,987
Swedish Match Co. AB ..............   200,000        673,326
                                               --------------
 TOTAL SWEDEN (2.8%) ..............                6,070,245
                                               --------------
SWITZERLAND
ABB AG ............................       210        317,768
Ciba Specialty Chemicals AG*  .....    10,580        977,953
CS Holdings .......................     1,250        160,476
Nestle AG .........................       180        237,371
Novartis AG .......................       542        866,161
Roche Holdings AG Genusscheine  ...        80        723,314
Schweizerische Bankgesellschaft  ..       120        137,213
Schweizerische Ruckversicherungs
 Gesellschaft......................       120        169,668
Selecta Group* ....................    10,400      1,580,828
Tag Heuer International SA (ADR)*      35,000        527,188
                                                --------------
 TOTAL SWITZERLAND (2.6%) .........                5,697,940
                                                --------------
THAILAND
CMIC Finance & Securities Co. Ltd.     51,000         12,797
Nation Publishing Group Co. Ltd.  .   130,000        276,008
Nawarat Patanakarn Public Co.  ....    30,000         10,654
Thai Engine Manufacturing Public
 Co. ..............................    70,000        453,966
                                                --------------
 TOTAL THAILAND (0.3%) ............                  753,425
                                                --------------

                                       41

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
UNITED KINGDOM
Amvescap PLC ......................    80,000    $    466,782
BAA PLC............................    30,000         276,423
Barclays Bank .....................    28,000         555,610
Bass Breweries ....................    50,000         610,113
BG PLC ............................    25,021          92,052
BOC Group Co. PLC .................     2,591          45,073
Boots Co. PLC .....................     5,806          67,995
BPB PLC ...........................    70,000         378,137
British Aerospace .................     2,120          47,167
British Airways ...................    38,000         433,005
British Energy PLC ................   251,400         613,111
British Petroleum Co. PLC .........    29,367         364,943
British Sky Broadcasting Group PLC      8,097          59,308
British Telecommunications ........    35,150         260,973
BTR PLC ...........................    21,470          73,448
Cable & Wireless ..................    12,409         114,131
Cadbury Schweppes PLC .............     5,961          53,139
Carlton Communications PLC ........   140,000       1,182,769
Carpetright PLC* ..................    50,000         415,759
Centrica PLC* .....................    25,021          30,510
Commercial Union PLC ..............     2,801          29,446
Dixons Group PLC ..................   120,000         932,898
Energy Group PLC* .................     4,456          47,549
Filtronic Comtek PLC ..............   180,000       1,186,598
Flextech PLC* .....................    46,000         492,385
General Accident ..................     2,904          42,397
General Electric Co. PLC ..........    13,890          83,010
GKN PLC ...........................     2,089          35,975
Glaxo Wellcome PLC ................    23,220         479,314
Granada Group PLC .................     3,225          42,412
Grand Metropolitan ................    24,736         239,450
Great Universal Stores ............     3,970          40,182
Guinness PLC ......................    80,571         788,664
Hanson PLC ........................     5,571          27,683
Harvey Nichols Group PLC ..........    70,000         328,612
Holliday Chemical Holdings PLC ....   250,000         595,130
House of Fraser PLC ...............   150,000         394,534
HSBC Holdings PLC .................    10,000         296,317
Imperial Chemical Industries  .....     3,109          43,242
Imperial Tobacco PLC* .............    80,000         514,725
Jefferson Smurfit Group PLC  ......   200,000         575,986
Johnson Matthey PLC ...............    55,000         530,124
Kingfisher PLC ....................     4,084          46,367
Ladbroke Group PLC ................   150,000         586,807
Land Securities PLC ...............     3,207          45,245
Legal & General Group .............     7,475          50,459
Lloyds TSB Group PLC ..............    34,379         352,541
LucasVarity PLC ...................   200,000         692,515
Marks & Spencer ...................    17,109         141,837
McBride PLC .......................    20,000          45,113
MEPC PLC ..........................    70,000         574,488
Mirror Group Newspapers PLC  ......    40,000         125,185
Misys PLC .........................    12,000    $    272,178
National Grid Group PLC ...........   250,000         913,504
National Power PLC ................   100,000         868,973
Norwich Union PLC* ................    90,000         478,684
Pace Micro Technology PLC. ........   100,000         111,535
Pearson PLC .......................    50,000         578,899
Peninsular & Oriental Steam
 Navigation Co. ...................     3,314          33,101
Powerscreen International .........    40,000         435,818
Prudential Corp. ..................     8,019          77,626
Rank Group PLC ....................    12,574          79,646
Reed International ................    70,000         678,199
Rentokil Initial PLC ..............   200,000         702,503
Reuters Holdings ..................     7,496          78,989
RTZ Corp. .........................     5,510          95,990
Safeway PLC .......................     6,932          40,100
Scottish Power PLC ................     5,263          34,257
Shandwick International PLC*  .....    80,000          64,257
Smith & Nephew PLC* ...............    55,000         152,903
Smithkline Beecham PLC ............    40,000         736,130
Tesco PLC .........................    12,625          77,657
Thistle Hotels PLC ................    94,000         248,024
Thorn PLC .........................   120,000         343,594
Tomkins PLC .......................    25,000         108,206
Unilever ..........................     4,907         140,624
United Utilities PLC ..............     2,901          31,897
Vodafone Group ....................   150,000         730,387
WPP Group PLC .....................    60,000         246,209
Zeneca Group PLC ..................    10,336         341,718
                                               --------------
 TOTAL UNITED KINGDOM (11.5%) .....                25,249,246
                                               --------------
TOTAL COMMON STOCKS
 AND OTHER INVESTMENTS (86.5%)
 (Cost $171,762,993) ..............               190,176,411
                                               --------------

PREFERRED STOCKS:
AUSTRALIA (0.3%)
Village Roadshow Ltd...............   240,000         607,060
                                               --------------
GERMANY
Fielmann AG .......................     7,000         212,742
Fresenius AG ......................     2,222         505,266
                                               --------------
 TOTAL GERMANY (0.3%) .............                   718,008
                                               --------------
FINLAND (0.1%)
Nokia Oy Cum ......................     1,400         104,690
                                               --------------
TOTAL PREFERRED STOCKS (0.7%)
 (Cost $1,409,359) ................                 1,429,758
                                               --------------
LONG-TERM DEBT SECURITIES:
SPAIN (0.0%)
Corporacion Mapfre
 8.5% Conv., 02/27/99  ... Peseta   2,520,000          17,099
                                               --------------
TOTAL LONG-TERM DEBT SECURITIES (0.0%)
 (Amortized Cost $20,682) .....................        17,099
                                               --------------

                                       42

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                             PRINCIPAL       VALUE
                              AMOUNT       (NOTE 1)
-----------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
 5.39%, due 07/03/97  ....  $19,700,000  $ 19,694,101
Federal National Mortgage
 Association
 5.35%, due 08/14/97  ....    5,000,000     5,000,000
                                        -------------
 TOTAL U.S. GOVERNMENT
  AGENCIES (11.2%) .......                 24,694,101
                                        -------------
TOTAL SHORT-TERM DEBT SECURITIES
 (11.2%)
 (Amortized Cost $24,694,101) ..........   24,694,101
                                        -------------
TOTAL INVESTMENTS (98.4%)
 (Cost/Amortized Cost $197,887,135)       216,317,369
OTHER ASSETS
 LESS LIABILITIES (1.6%)                    3,627,089
                                        -------------
NET ASSETS (100.0%)  .....               $219,944,458
                                        =============

-----------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments

Basic Materials ........    5.4%
Business Services ......   10.7
Capital Goods ..........   10.8
Consumer Cyclicals  ....   19.1
Consumer Non-Cyclicals     13.8
Credit Sensitive .......   23.6
Energy .................    4.4
Technology .............   10.4
Diversified ............    1.8
                        -------
                          100.0%
                        =======

------------
*      Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1997, these securities amounted to $11,990,850 or 5.5% of net assets.

       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
-------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS--SPECIALTY (4.6%)
Crompton & Knowles Corp.+........   5,238,000    $116,545,500
Cytec Industries, Inc.*..........   2,187,100      81,742,863
                                               --------------
                                                  198,288,363
                                               --------------
METALS & MINING (1.3%)
Cyprus Amax Minerals Co. ........   1,340,000      32,830,000
Titanium Metals Corp.*...........     695,700      22,001,513
                                               --------------
                                                   54,831,513
                                               --------------
STEEL (4.4%)
AK Steel Holding Corp.+ .........   2,484,200     109,615,325
Inland Steel Industries, Inc.  ..   1,475,500      38,547,438
LTV Corp.........................   1,588,200      22,631,850
National Steel Corp.*+...........   1,082,300      18,196,169
                                               --------------
                                                  188,990,782
                                               --------------
 TOTAL BASIC MATERIALS (10.3%) ..                 442,110,658
                                               --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (4.1%)
Philip Services Corp.*...........     583,000       9,255,125
USA Waste Services, Inc.*........   4,310,200     166,481,475
                                               --------------
                                                  175,736,600
                                               --------------
PRINTING, PUBLISHING &
 BROADCASTING (6.1%)
Comcast Corp. (Class A) SPL .....   5,447,100     116,431,763
Evergreen Media Corp.
 (Class A)*+.....................   3,244,500     144,785,813
                                               --------------
                                                  261,217,576
                                               --------------
PROFESSIONAL SERVICES (0.7%)
Cambridge Technology Partners,
 Inc.*...........................     792,300      25,353,600
Corrections Corp. of America* ...     100,000       3,975,000
                                               --------------
                                                   29,328,600
                                               --------------
TRUCKING, SHIPPING (1.5%)
Xtra Corp.+......................   1,457,700      64,047,694
                                               --------------
 TOTAL BUSINESS SERVICES (12.4%)                  530,330,470
                                               --------------
CONSUMER CYCLICALS
AIRLINES (3.3%)
Continental Airlines, Inc.
 (Class B)*+.....................   3,126,700     109,239,081
Northwest Airlines Corp.
 (Class A)*......................     908,900      33,061,238
                                               --------------
                                                  142,300,319
                                               --------------
APPAREL, TEXTILE (7.0%)
Mohawk Industries, Inc.*+........   1,955,500      44,487,625
Nine West Group, Inc.*+..........   2,039,200      77,871,950
Polymer Group, Inc.*+............   2,534,600      40,870,425
Reebok International Ltd.........     200,100       9,354,675
Shaw Industries, Inc.............   1,651,800      17,550,375
Tommy Hilfiger Corp.*............   1,558,500      62,632,219
UNIFI, Inc. .....................   1,223,900      45,743,263
                                               --------------
                                                  298,510,532
                                               --------------
AUTO RELATED (6.4%)
Circuit City Stores, Inc.-CarMax
 Group*+.........................   4,354,600    $ 62,325,213
Republic Industries, Inc.* ......   8,500,000     211,437,500
                                               --------------
                                                  273,762,713
                                               --------------

FOOD SERVICES, LODGING (6.0%)
Doubletree Corp.*................   1,324,400      54,465,950
Extended Stay America, Inc.* ....   2,516,837      39,640,183
Host Marriott Corp.*.............   7,930,400     141,260,250
Suburban Lodges of America,
 Inc.*+..........................     942,400      19,790,400
                                               --------------
                                                  255,156,783
                                               --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.3%)
Industrie Natuzzi (ADR)..........   2,147,800      55,037,375
                                               --------------
LEISURE RELATED (8.5%)
Callaway Golf Company............     894,200      31,744,100
Florida Panthers Holdings,
 Inc.*...........................     574,300      13,926,775
Harman International
 Industries, Inc.+...............   1,583,100      66,688,088
Hasbro, Inc......................   3,915,000     111,088,125
ITT Corp.*.......................   2,094,200     127,877,088
Mattel, Inc......................     350,000      11,856,250
                                               --------------
                                                  363,180,426
                                               --------------
RETAIL--GENERAL (1.4%)
CompUSA, Inc.*...................   1,000,000      21,500,000
Gucci Group N.V..................     625,500      40,266,563
                                               --------------
                                                   61,766,563
                                               --------------
 TOTAL CONSUMER CYCLICALS (33.9%)               1,449,714,711
                                               --------------
CONSUMER NONCYCLICALS
CONTAINERS (0.1%)
Tupperware Corp..................     123,600       4,511,400
                                               --------------
DRUGS (3.5%)
Biogen, Inc.*....................   1,471,300      49,840,288
Centocor, Inc.*..................   2,564,900      79,672,206
MedImmune, Inc.*.................   1,012,100      18,723,850
                                               --------------
                                                  148,236,344
                                               --------------
HOSPITAL SUPPLIES &
 SERVICES (3.7%)
Health Management Associates,
 Inc. (Class A)*.................   1,600,900      45,625,650
Saint Jude Medical, Inc.*........   2,852,750     111,257,250
                                               --------------
                                                  156,882,900
                                               --------------
SOAPS & TOILETRIES (0.1%)
Dial Corp. ......................     451,600       7,056,250
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (7.4%)               316,686,894
                                               --------------
CREDIT SENSITIVE
FINANCIAL SERVICES (2.9%)
Bear Stearns Cos., Inc...........     900,000      30,768,750
Edwards (A.G.), Inc..............     685,500      29,305,125
Paine Webber Group, Inc..........   1,011,800      35,413,000
Schwab (Charles) Corp............     684,500      27,850,594
                                               --------------
                                                  123,337,469
                                               --------------

                                       44

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                     NUMBER         VALUE
                                    OF SHARES      (NOTE 1)
--------------------------------------------------------------
INSURANCE (2.7%)
CNA Financial Corp.*.............    1,083,100  $  114,199,356
                                                --------------
UTILITY--TELEPHONE (1.8%)
Telephone & Data Systems, Inc.  .    2,050,000      77,771,875
                                                --------------
 TOTAL CREDIT SENSITIVE (7.4%) . .                 315,308,700
                                                --------------
ENERGY
OIL--DOMESTIC (5.7%)
Ashland, Inc. ...................    1,420,000      65,852,500
Ultramar Diamond Shamrock Corp.
 +...............................    4,202,122     137,094,230
Valero Energy Corp...............    1,147,200      41,586,000
                                                --------------
                                                   244,532,730
                                                --------------
OIL--SUPPLIES &
 CONSTRUCTION (7.2%)
Diamond Offshore Drilling,
 Inc.*...........................    2,000,000     156,250,000
Noble Drilling Corp.*............    1,838,500      41,481,156
Rowan Cos., Inc.*................    3,890,600     109,666,288
                                                --------------
                                                   307,397,444
                                                --------------
RAILROADS (1.5%)
Wisconsin Central Transport
 Corp.*..........................    1,676,500      62,449,625
                                                --------------
 TOTAL ENERGY (14.4%)............                  614,379,799
                                                --------------
TECHNOLOGY
ELECTRONICS (3.5%)
Altera Corp.*....................      600,000      30,300,000
Atmel Corp.*.....................    1,362,500      38,150,000
Pairgain Technologies, Inc.* ....    1,180,000      18,290,000
Parametric Technology Corp.* ....      999,100      42,524,194
Western Digital Corp.*...........      580,000      18,342,500
                                                --------------
                                                   147,606,694
                                                --------------
OFFICE EQUIPMENT (1.0%)
Quantum Corp.*...................    2,088,200      42,416,555
                                                --------------
OFFICE EQUIPMENT SERVICES (2.7%)
Comverse Technology, Inc.* ......      741,000      38,532,000
Fore Systems, Inc.*..............    1,900,700      25,897,038
Sterling Commerce, Inc.*.........    1,611,448      52,976,353
                                                --------------
                                                   117,405,391
                                                --------------
TELECOMMUNICATIONS (4.8%)
America Online, Inc.*............      123,100  $    6,847,438
American Satellite
 Network-Rights*.................       49,450               0
McAfee Associates, Inc.*.........      764,500      48,259,063
MEMC Electronic Materials,
 Inc.*...........................      900,000      29,475,000
Millicom International Cellular
 SA*.............................    1,697,015      81,032,466
TeleTech Holdings, Inc.*.........      621,700      16,203,056
U.S. Cellular Corp.*.............      739,800      21,916,575
                                                --------------
                                                   203,733,598
                                                --------------
 TOTAL TECHNOLOGY (12.0%)........                  511,162,238
                                                --------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (97.8%)
 (Cost $3,645,894,126)...........                4,179,693,470
                                                --------------

                                    PRINCIPAL
                                     AMOUNT
                                 -------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.0%)
Associates Corp. of North America
 6.3%, due 07/01/97..............  $41,700,000      41,700,000
                                                --------------
U.S. GOVERNMENT AGENCIES (0.1%)
Federal Home Loan Bank
 5.2%, due 07/01/97..............    3,500,000       3,500,000
                                                --------------
TIME DEPOSITS
Mitsubishi Bank Ltd.-N.Y.........
 6.25%, due 07/01/97.............   20,500,000      20,500,000
Sumitomo Bank Ltd.
 6.25%, due 07/01/97.............   14,500,000      14,500,000
                                                --------------
 TOTAL TIME DEPOSITS (0.8%) .....                   35,000,000
                                                --------------
TOTAL SHORT-TERM DEBT SECURITIES (1.9%)
 (Amortized Cost $80,200,000) ...                   80,200,000
                                                --------------
TOTAL INVESTMENTS (99.7%)
 (Cost/Amortized Cost $3,726,094,126)            4,259,893,470
OTHER ASSETS
 LESS LIABILITIES (0.3%).........                   14,832,991
                                                --------------
NET ASSETS (100.0%)..............               $4,274,726,461
                                                ==============


------------
*     Non-income producing.
+ Affiliated company as defined under the Investment Company Act of 1940 (see Note 6).

      Glossary:
      ADR--American Depository Receipt

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                     NUMBER        VALUE
                                   OF SHARES      (NOTE 1)
------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS--SPECIALTY (2.8%)
Crompton & Knowles Corp..........    11,000      $  244,750
Cytec Industries, Inc.*..........     2,600          97,175
                                              --------------
                                                    341,925
                                              --------------
METALS & MINING (3.7%)
Century Aluminum Co..............     7,300         106,763
Gibraltar Steel Corp.*...........     3,900          89,700
Kaiser Aluminum Corp.*...........     9,400         115,150
Steel Dynamics, Inc.*............     5,500         137,500
                                              --------------
                                                    449,113
                                              --------------
 TOTAL BASIC MATERIALS (6.5%) ...                   791,038
                                              --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (4.6%)
American Disposal Services,
 Inc.*...........................     3,900          87,750
Philip Services Corp.*...........     6,300         100,013
Superior Services, Inc.*.........     5,000         118,750
United States Filter Corp.* .....     4,300         117,175
United Waste Systems, Inc.* .....     3,300         135,300
                                              --------------
                                                    558,988
                                              --------------
PRINTING, PUBLISHING &
 BROADCASTING (6.6%)
Evergreen Media Corp.
 (Class A)*......................     8,800         392,700
Sinclair Broadcast Group, Inc.* .     4,700         145,113
Westwood One, Inc.*..............     8,300         267,675
                                              --------------
                                                    805,488
                                              --------------
PROFESSIONAL SERVICES (6.0%)
Carematrix Corp.*................     4,500         111,094
CORESTAFF, Inc.*.................     5,900         159,300
Equity Corp. International* .....     3,800          91,913
Ha-Lo Industries, Inc.*..........    12,800         302,400
ProMedCo Management Co.*.........     7,700          65,450
                                              --------------
                                                    730,157
                                              --------------
TRUCKING, SHIPPING (1.6%)
Knightsbridge Tankers Ltd. ......     3,900          98,475
OMI Corp.*.......................    11,500         109,969
                                              --------------
                                                    208,444
                                              --------------
 TOTAL BUSINESS SERVICES (18.8%)                  2,303,077
                                              --------------
CAPITAL GOODS
AEROSPACE (1.1%)
DONCASTERS PLC (ADR)*............     5,900         136,438
                                              --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (2.0%)
Buckeye Cellulose Corp.*.........     3,400         114,750
Hughes Supply, Inc...............     3,200         128,000
                                              --------------
                                                    242,750
                                              --------------
ELECTRICAL EQUIPMENT (0.8%)
Hadco Corp.*.....................     1,500          98,250
                                              --------------
 TOTAL CAPITAL GOODS (3.9%) .....                   477,438
                                              --------------
CONSUMER CYCLICALS
AIRLINES (1.5%)
Alaska Air Group, Inc.*..........     3,400      $   87,125
Atlas Air, Inc.*.................     2,900         100,050
                                              --------------
                                                    187,175
                                              --------------
APPAREL, TEXTILE (5.2%)
Mohawk Industries, Inc.*.........     8,500         193,375
Nautica Enterprises, Inc.* ......     5,900         155,980
Polymer Group, Inc.*.............     5,700          91,912
Stage Stores, Inc.*..............     3,900         101,883
Tommy Hilfiger Corp.*............     2,400          96,450
                                              --------------
                                                    639,600
                                              --------------
AUTO RELATED (4.8%)
Budget Group, Inc. (Class A)* ...     8,400         289,800
Federal-Mogul Corp...............     4,400         154,000
Miller Industries, Inc.*.........     8,900         142,400
                                              --------------
                                                    586,200
                                              --------------
AUTOS & TRUCKS (0.7%)
Cross-Continent Auto
 Retailers, Inc.*................     7,700          81,330
                                              --------------
FOOD SERVICES, LODGING (4.5%)
American General Hospitality
 Corp............................     3,200          79,200
Doubletree Corp.*................     3,200         131,600
Innkeepers USA Trust.............     7,300         109,500
Interstate Hotels Co.*...........     4,000         117,750
Suburban Lodges of America,
 Inc.*...........................     5,600         117,600
                                              --------------
                                                    555,650
                                              --------------
HOUSEHOLD FURNITURE,
 APPLIANCES (1.5%)
Furniture Brands
 International, Inc.*............    4,700          91,060
Industrie Natuzzi (ADR)..........    3,400          87,125
                                              --------------
                                                   178,185
                                              --------------
LEISURE RELATED (0.7%)
Harman International
 Industries, Inc.................    1,900          80,038
                                              --------------
RETAIL--GENERAL (2.6%)
Claire's Stores, Inc.............    3,400          59,500
Consolidated Stores Corp.* ......    4,300         149,425
Petco Animal Supplies, Inc.* ....    3,700         111,000
                                              --------------
                                                   319,925
                                              --------------
 TOTAL CONSUMER CYCLICALS (21.5%)                2,628,103
                                              --------------
CONSUMER NONCYCLICALS
CONTAINERS (1.7%)
Silgan Holdings, Inc.*...........    5,500         213,125
                                              --------------
DRUGS (2.7%)
Geltex Pharmaceuticals, Inc.* ...    5,100         102,638
Jones Medical Industries, Inc. ..    2,500         118,750
MedImmune, Inc.*.................    6,200         114,700
                                              --------------
                                                   336,088
                                              --------------

                                       46

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                     NUMBER        VALUE
                                   OF SHARES      (NOTE 1)
------------------------------------------------------------
FOODS (0.8%)
Fine Host Corp.*.................       3,300   $   103,950
                                              --------------
HOSPITAL SUPPLIES & SERVICES (2.5%)
Mid Atlantic Medical Services,
 Inc.*...........................       3,800        59,138
National Surgery Centers, Inc.* .       3,500       123,813
NovaCare, Inc.*..................       8,500       117,938
                                              --------------
                                                    300,889
                                              --------------
RETAIL--FOOD (0.8%)
United Natural Foods, Inc.* .....       4,000        84,000
                                              --------------
 TOTAL CONSUMER NONCYCLICALS (8.5%)               1,038,052
                                              --------------
CREDIT SENSITIVE
FINANCIAL SERVICES (2.1%)
FIRSTPLUS Financial Group,
 Inc.*...........................       4,300       146,200
Healthcare Financial Partners,
 Inc.*...........................       5,500       112,063
                                              --------------
                                                    258,263
                                              --------------
INSURANCE (0.9%)
PennCorp Financial Group, Inc. ..       3,000       115,500
                                              --------------
REAL ESTATE (1.6%)
JP Realty, Inc...................       3,500        94,938
Macerich Co......................       3,400        94,350
                                              --------------
                                                    189,288
                                              --------------
 TOTAL CREDIT SENSITIVE (4.6%) ..                   563,051
                                              --------------
ENERGY
OIL--DOMESTIC (1.4%)
Costilla Energy, Inc.*...........       6,300        81,113
KCS Energy, Inc..................       2,100        85,575
                                              --------------
                                                    166,688
                                              --------------
OIL--SUPPLIES & CONSTRUCTION (2.6%)
Parker Drilling Co.*.............      12,300       136,838
Rowan Cos., Inc.*................       6,500       183,219
                                              --------------
                                                    320,057
                                              --------------
 TOTAL ENERGY (4.0%).............                   486,745
                                              --------------
TECHNOLOGY
ELECTRONICS (3.5%)
BMC Industries, Inc..............       2,000        68,500
Electronic Technologies, Inc.* ..       1,600        52,400
Insight Enterprises, Inc.* ......       2,600        78,163
PMC-Sierra, Inc.*................       4,400       115,500
Spectrum Holobyte, Inc.*.........      13,800   $    67,275
3D Labs, Inc. Ltd.*..............       1,600        46,400
                                              --------------
                                                    428,238
                                              --------------
OFFICE EQUIPMENT (2.9%)
Data General Corp.*..............       4,500       117,000
Platinum Technology, Inc.* ......       6,300        83,475
Read-Rite Corp.*.................       3,700        77,238
Sterling Software, Inc.*.........       2,300        71,875
                                              --------------
                                                    349,588
                                              --------------
OFFICE EQUIPMENT SERVICES (7.1%)
Cognos, Inc.*....................       5,500       171,188
Comverse Technology, Inc.* ......       7,700       400,400
Fore Systems, Inc.*..............       3,300        44,963
Rational Software Corp.*.........       7,900       132,819
Saville Systems Ireland (ADR)* ..       2,300       119,600
                                              --------------
                                                    868,970
                                              --------------
TELECOMMUNICATIONS (5.0%)
ACC Corp.*.......................       4,300       132,763
Comnet Cellular, Inc.*...........       3,400       118,150
ICG Communications, Inc.*........       5,500       105,875
Jacor Communications, Inc.* .....       3,400       130,050
Millicom International Cellular
 SA*.............................       2,300       109,825
TeleTech Holdings, Inc.*.........       1,200        31,275
                                              --------------
                                                    627,938
                                              --------------
 TOTAL TECHNOLOGY (18.5%)........                 2,274,734
                                              --------------
TOTAL COMMON STOCKS (86.3%)  ....
 (Cost $9,750,714)...............                10,562,238
                                              --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (18.8%)
Federal Home Loan Bank
 5.39%, due 07/03/97.............  $2,300,000     2,299,311
                                              --------------
TOTAL SHORT-TERM DEBT SECURITIES (18.8%)
 (Amortized Cost $2,299,311) ....                 2,299,311
                                              --------------
TOTAL INVESTMENTS (105.1%)  .....
 (Cost/Amortized Cost $12,050,025)               12,861,549
OTHER ASSETS
 LESS LIABILITIES (-5.1%)........                  (625,553)
                                              --------------
NET ASSETS (100.0%)..............               $12,235,996
                                              ==============

------------
*     Non-income producing.

      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                       NUMBER        VALUE
                                      OF SHARES     (NOTE 1)
-------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.3%)
Akzo Nobel N.V. ..................     1,655     $    226,786
Bayer AG .........................     4,535          174,753
Ciba Specialty Chemicals AG*  ....     1,802          166,566
Hitachi Chemical Co. Ltd. ........    15,000          132,187
Holliday Chemical Holdings PLC ...    23,700           56,418
Kuraray Co. Ltd. .................    10,000           99,468
Nippon Chemi-Con Corp. ...........     6,000           31,725
Toagosei Co. Ltd. ................    15,000           58,503
                                                 ------------
                                                      946,406
                                                 ------------
CHEMICALS--SPECIALTY (0.1%)
Cytec Industries, Inc.* ..........     4,800          179,400
NGK Insulators ...................    10,000          109,938
                                                 ------------
                                                      289,338
                                                 ------------
PAPER (0.1%)
Jefferson Smurfit Corp.* .........     8,000          128,000
Jefferson Smurfit Group PLC  .....    21,831           62,872
KNP BT (Kon) N.V. ................     6,000          136,623
UPM-Kymmene Oy ...................     2,810           65,005
                                                 ------------
                                                      392,500
                                                 ------------
STEEL (0.2%)
Koninklijke Hoogovens N.V.  ......     2,586          144,116
NatSteel Ltd. ....................    25,000           63,650
Pohang Iron & Steel Co. Ltd.
 (ADR) ...........................     2,000           64,000
Rautaruukki Oy ...................     8,095           85,049
Usinor Sacilor ...................     5,280           95,237
                                                 ------------
                                                      452,052
                                                 ------------
 TOTAL BASIC MATERIALS (0.7%)  ...                  2,080,296
                                                 ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.5%)
USA Waste Services, Inc.* ........    22,600          872,925
Waste Management, Inc. ...........    22,400          719,600
                                                 ------------
                                                    1,592,525
                                                 ------------
PRINTING, PUBLISHING &
 BROADCASTING (0.9%)
Cablevision Systems Corp.
 (Class A)* ......................     3,900          208,650
Carlton Communications PLC  ......    15,500          130,949
Liberty Media Group (Class A)* ...    31,200          741,000
New Straits Times Press BHD  .....     8,000           46,910
New York Times Co. ...............    14,500          717,750
Time Warner, Inc. ................     9,200          443,900
United News & Media PLC ..........    10,570          122,555
Viacom, Inc. (Class B)* ..........     2,000           60,000
                                                 ------------
                                                    2,471,714
                                                 ------------
TRUCKING, SHIPPING (0.1%)
Bergesen Dy AS (A Shares) ........     5,380          127,502
Knightsbridge Tankers Ltd.  ......     8,800          222,200
OMI Corp.* .......................     5,000           47,813
                                                 ------------
                                                      397,515
                                                 ------------
 TOTAL BUSINESS SERVICES (1.5%) ..                  4,461,754
                                                 ------------
CAPITAL GOODS
AEROSPACE (0.2%)
Boeing Co. .......................     6,900     $    366,131
British Aerospace ................     5,357          119,186
Coltec Industries, Inc.* .........    11,000          214,500
                                                 ------------
                                                      699,817
                                                 ------------
BUILDING & CONSTRUCTION (0.3%)
Beazer Group PLC* ................    21,000           57,682
Bouygues .........................     1,203           98,976
Daito Trust Construction Co.  ....    14,100          166,085
GTM Entrepose ....................     1,116           55,850
Makita Corp. .....................     8,000          117,267
Matsushita Electric Works Ltd.  ..    11,000          124,771
National House Industrial Co.  ...     7,000           92,226
Societe Technip ..................     1,075          124,755
Toda Construction ................    25,000          174,941
                                                 ------------
                                                    1,012,553
                                                 ------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.2%)
BPB PLC ..........................    11,300           61,042
Holderbank Financiere Glaris AG  .       155          146,351
Martin Marietta Materials, Inc.  .    10,200          330,225
Rugby Group PLC ..................    58,160          117,151
                                                 ------------
                                                      654,769
                                                 ------------
ELECTRICAL EQUIPMENT (1.1%)
Aiwa Co. Ltd. ....................     7,000          160,632
Daikin Industries Ltd. ...........    14,000          127,040
General Electric Co. .............    28,100        1,837,038
Johnson Electric Holdings Ltd.  ..    24,000           71,560
Legrand SA .......................       425           74,851
Mabuchi Motor Co. ................     1,500           87,034
Pioneer Electric Corp. ...........     6,000          145,537
Sony Corp. .......................     1,500          130,748
Sumitomo Electric Industries  ....     7,000          117,267
Westinghouse Electric Corp.  .....    13,500          312,188
                                                 ------------
                                                    3,063,895
                                                 ------------
MACHINERY (1.5%)
Allied Signal, Inc. ..............    14,900        1,251,600
Fujitec Co. Ltd. .................     9,000          106,797
Ishikawajima Harima Heavy
 Industries ......................    16,000           62,822
Keystone International, Inc.  ....    38,200        1,325,063
KSB AG* ..........................       300           74,316
Legris Industries ................     1,990           93,799
Mitsubishi Heavy Industries Ltd. .    11,000           84,364
Rauma Oy .........................       139            3,189
Schindler Holding AG
 Participating Certificate .......       102          127,456
Schindler Holding AG
 Registered ......................        50           64,190
Siebe PLC ........................     7,800          132,054
Stork N.V. .......................     2,000           81,505
TI Group PLC .....................    14,014          122,128
United Technologies Corp. ........     7,500          622,500
Valmet Oy* .......................     3,600           62,321
                                                 ------------
                                                    4,214,104
                                                 ------------
 TOTAL CAPITAL GOODS (3.3%)  .....                  9,645,138
                                                 ------------

                                       48

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Northwest Airlines Corp.
 (Class A)* ......................    10,500     $    381,938
                                                 ------------
APPAREL, TEXTILE (0.5%)
Adidas AG + ......................     1,000          111,818
Cone Mills Corp.* ................    12,000           96,000
Onward Kashiyama Co. Ltd. ........     8,000          132,624
Reebok International Ltd. ........    23,150        1,082,263
Shaw Industries, Inc. ............    12,200          129,625
                                                 ------------
                                                    1,552,330
                                                 ------------
AUTO RELATED (0.5%)
Circuit City Stores, Inc.-CarMax
 Group* ..........................    22,400          320,600
Continental AG ...................     6,900          171,323
NGK Spark Plug Co. ...............     8,000           87,252
Republic Industries, Inc.*  ......    21,200          527,350
Sumitomo Rubber Industries, Inc.      13,000           87,453
Toyoda Automatic Loom Works  .....     7,000          158,799
                                                 ------------
                                                    1,352,777
                                                 ------------
AUTOS & TRUCKS (0.2%)
Bajaj Auto Ltd. (GDR) ............     1,500           51,638
Harley-Davidson, Inc. ............     4,100          196,544
Honda Motor Corp. ................     4,000          120,408
Toyota Motor Corp. ...............     6,000          176,948
UMW Holdings BHD .................     5,000           23,574
Volkswagen AG ....................       165          125,082
                                                 ------------
                                                      694,194
                                                 ------------
FOOD SERVICES, LODGING (0.7%)
Compass Group PLC ................    16,100          180,643
Host Marriott Corp.* .............    16,200          288,563
John Q Hammons Hotels, Inc.
 (Class A)* ......................    15,000          138,750
La Quinta Motor Inns, Inc.  ......    27,900          610,313
McDonald's Corp. .................    16,800          811,650
                                                 ------------
                                                    2,029,919
                                                 ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.7%)
First Brands Corp. ...............     7,500          172,031
Hunter Douglas N.V. ..............     1,523          129,563
Sunbeam Corp. ....................    44,900        1,694,975
                                                 ------------
                                                    1,996,569
                                                 ------------
LEISURE RELATED (0.7%)
Disney (Walt) Co. ................    11,666          936,197
Granada Group PLC ................     9,900          130,196
ITT Corp.* .......................    10,000          610,625
Ladbroke Group PLC ...............    31,084          121,602
Nintendo Co. .....................     1,100           92,139
                                                 ------------
                                                    1,890,759
                                                 ------------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. ..............     3,000          120,670
                                                 ------------
RETAIL--GENERAL (1.1%)
BAA PLC ..........................    17,300          159,404
Boots Co. PLC ....................     8,400           98,374
Dayton Hudson Corp. ..............    14,200          755,263
Dickson Concepts International
 Ltd. ............................    18,000           65,520
Federated Department Stores,
 Inc.* ...........................    10,500     $    364,875
Fingerhut Companies, Inc. ........    12,000          209,250
Kingfisher PLC ...................     8,500           96,503
Kokuyo Co. .......................     5,000          135,241
Rite Aid Corp. ...................     6,000          299,250
Sears, Roebuck & Co. .............    18,700        1,005,125
Vendex International N.V. ........     1,711           93,697
                                                 ------------
                                                    3,282,502
                                                 ------------
 TOTAL CONSUMER CYCLICALS (4.6%)                   13,301,658
                                                 ------------

CONSUMER NONCYCLICALS
BEVERAGES (0.8%)
Bass Breweries ...................     9,380          114,457
Coca-Cola Co. ....................    29,800        2,011,500
Guinness PLC .....................     6,000           58,731
Scottish & Newcastle PLC .........    11,000          118,385
Whitbread PLC* ...................    11,000          138,894
                                                 ------------
                                                    2,441,967
                                                 ------------
CONTAINERS (0.1%)
Schmalbach Lubeca AG* ............       880          197,810
                                                 ------------
DRUGS (2.2%)
Astra AB (A Shares) ..............     3,500           65,261
Centocor, Inc.* ..................    38,600        1,199,013
Daiichi Pharmaceutical Co.  ......     8,000          141,000
Geltex Pharmaceuticals, Inc.*  ...     3,200           64,400
McKesson Corp. ...................     2,500          193,750
Merck KGAA .......................     2,100           91,519
Merck & Co., Inc. ................    13,410        1,387,935
Novartis AG ......................       202          322,813
Orion-Yhtymae Oy (B Shares)  .....     3,030          114,954
Pfizer, Inc. .....................    15,310        1,829,545
Sankyo Co. .......................     3,000          100,777
Santen Pharmaceutical Co. ........     2,000           40,311
Taisho Pharmaceutical Co. ........     6,000          161,766
Takeda Chemical Industries  ......     3,000           84,286
Warner-Lambert Co. ...............     4,000          497,000
Yamanouchi Pharmaceutical ........     7,000          188,116
                                                 ------------
                                                    6,482,446
                                                 ------------
FOODS (0.4%)
Campbell Soup Co. ................    17,340          867,000
Huhtamaki Oy Series I ............     1,300           56,012
Nestle AG ........................       131          172,753
Orkla A/S 'A' ....................       930           68,598
Parmalat Finanziaria Spa .........    59,650           84,359
                                                 ------------
                                                    1,248,722
                                                 ------------
HOSPITAL SUPPLIES & SERVICES (0.9%)
Boston Scientific Corp.* .........       500           30,719
Columbia/HCA Healthcare Corp.  ...    20,600          809,838
Medtronic, Inc. ..................     9,600          777,600
Oxford Health Plans, Inc.*  ......     8,100          581,175
PT Tempo Scan Pacific* ...........    23,000           51,542
Steris Corp.* ....................     7,100          265,363
                                                 ------------
                                                    2,516,237
                                                 ------------
RETAIL--FOOD (0.5%)
Delhaize Freres ..................       980           51,476
Familymart Co. ...................    13,000          637,466

                                       49

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                       NUMBER        VALUE
                                      OF SHARES     (NOTE 1)
-------------------------------------------------------------
Promodes .........................        300    $    116,851
Seven-Eleven Japan Ltd. ..........      4,000         302,242
Woolworths Ltd. ..................     61,026         200,438
                                                 ------------
                                                    1,308,473
                                                 ------------
SOAPS & TOILETRIES (0.9%)
Colgate Palmolive Co. ............     20,260       1,321,965
Gillette Corp. ...................     14,305       1,355,399
                                                 ------------
                                                    2,677,364
                                                 ------------
TOBACCO (1.2%)
Japan Tobacco, Inc. ..............         20         157,927
Loews Corp. ......................      4,000         400,500
Philip Morris Cos., Inc. .........     62,300       2,764,563
Seita ............................      3,500         110,776
Tabacalera SA ....................      1,980         106,270
                                                 ------------
                                                    3,540,036
                                                 ------------
 TOTAL CONSUMER NONCYCLICALS (7.0%)                20,413,055
                                                 ------------
CREDIT SENSITIVE
BANKS (1.5%)
Allied Irish Bank ................     26,000         180,542
AMMB Holdings BHD ................      9,000          55,983
AMMB Holdings BHD Rights-Bonds*  .        827              77
AMMB Holdings BHD Rights-Equity*        9,000              53
Banco Bilbao Vizcaya SA ..........      2,000         162,441
Banco Santander SA ...............      2,970          91,492
Bangkok Bank Public Co. ..........      2,000          13,743
PT Bank Dagang Nasional
 Indonesia Tbk ...................    136,000          96,464
Banque Nationale de Paris*  ......      1,500          61,820
Chase Manhattan Corp. ............     23,900       2,319,786
Cie Bancaire SA ..................          7             893
Credito Italiano Spa .............     48,000          87,783
Dao Heng Bank Group Ltd. .........      3,000          16,419
Den Danske Bank ..................      1,100         107,025
Den Norske Bank ASA ..............     24,000          94,087
Istituto Mobilare Italiano  ......      9,400          84,572
Kredietbank ......................        130          52,387
Long-Term Credit Bank of Japan ...     22,000          95,018
Overseas Union Bank Ltd. .........     11,000          68,476
Philippine Commercial
 International Bank ..............      1,000           9,668
Seventy-Seven Bank Ltd. ..........     11,000         106,535
Societe Generale .................      1,058         118,102
Sparbanken Sverige AB
 (A Shares) ......................      5,220         116,257
State Bank of India (GDR)*  ......      2,700          71,550
Thai Farmers Bank Public
 Co.--Warrants* ..................        375             170
Wing Hang Bank Ltd. ..............     18,000         108,735
Yamaguchi Bank ...................      7,000         105,052
                                                 ------------
                                                    4,225,130
                                                 ------------
FINANCIAL SERVICES (2.4%)
American Express Co. .............      4,000         298,000
Associated First Capital Corp.  ..      5,000         277,500
Beneficial Corp. .................      6,250         444,141
Credit Saison Co. ................      8,000         195,445
MBNA Corp. .......................     65,250       2,389,781
Merrill Lynch & Co., Inc. ........     10,600         632,025
Morgan Stanley, Dean Witter,
 Discover & Co. ..................     41,700    $  1,795,703
Peregrine Investment Holdings
 Ltd. ............................     52,000         107,057
PMI Group, Inc. ..................     10,400         648,700
Salomon, Inc. ....................      3,900         216,938
Worms Et Compagnie* ..............        484          28,661
                                                 ------------
                                                    7,033,951
                                                 ------------
INSURANCE (1.6%)
AMEV N.V. ........................      6,310         280,935
Assurances Generales de France ...      4,510         144,125
Baloise Holdings* ................         60         142,965
General Accident .................      4,700          68,617
ING Groep N.V. ...................      6,354         292,928
MGIC Investment Corp. ............      9,000         431,438
PennCorp Financial Group, Inc.  ..     16,200         623,700
QBE Insurance Group Ltd. .........     18,000         108,727
Royal & Sun Alliance Insurance
 Group PLC .......................      9,500          70,059
TIG Holdings, Inc. ...............      4,600         143,750
Travelers Group, Inc. ............     32,666       2,060,000
Trygg-Hansa AB (B Shares) ........      3,800          76,021
United Assurance Group PLC  ......      8,100          57,644
Zurich Versicherungs .............        246          97,861
                                                 ------------
                                                    4,598,770
                                                 ------------
REAL ESTATE (0.0%)
Societe des Immeubles de France
 SA* .............................        345          19,960
Unibail SA .......................        950          88,910
                                                 ------------
                                                      108,870
                                                 ------------
UTILITY--ELECTRIC (0.2%)
Energy Group PLC* ................      6,550          69,893
Hong Kong Electric Holdings Ltd.       20,000          80,544
Malakoff BHD .....................     10,000          43,582
Manila Electric Co. ..............      1,860           9,167
Powergen .........................     11,400         135,690
Veba AG ..........................      4,450         251,348
                                                 ------------
                                                      590,224
                                                 ------------
UTILITY--GAS (0.1%)
Anglian Water PLC ................    14,080         152,705
Scottish Power PLC ...............    25,500         165,979
                                                 ------------
                                                     318,684
                                                 ------------
UTILITY--TELEPHONE (0.8%)
British Telecommunications  ......    20,100         149,234
Cable & Wireless .................    12,300         113,129
Frontier Corp. ...................     3,000          59,813
Philippine Long Distance
 Telephone Co. ...................     1,000          32,416
Telecom Italia Spa ...............    63,900         191,261
Telefonica de Espana SA ..........     6,600         190,776
Telekom Malaysia BHD .............    16,500          77,139
Telephone & Data Systems, Inc.  ..     7,500         284,531
Teleport Communications Group,
 Inc. (Class A)* .................    33,400       1,139,775
                                                 ------------
                                                   2,238,074
                                                 ------------
 TOTAL CREDIT SENSITIVE (6.6%) ...                19,113,703
                                                 ------------

                                       50

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
ENERGY
COAL & GAS PIPELINES (0.0%)
BG PLC ...........................    21,000     $     77,259
                                                 ------------
OIL--DOMESTIC (0.5%)
Apache Corp. .....................    14,100          458,250
Murphy Oil Corp. .................     4,000          195,000
Tom Brown, Inc.* .................     7,500          159,375
USX-Marathon Group ...............    19,800          571,725
                                                 ------------
                                                    1,384,350
                                                 ------------
OIL--INTERNATIONAL (0.8%)
British Petroleum Co. PLC ........    11,100          137,940
Canadian Occidental ..............     2,100           47,250
Elf Aquitaine ....................     2,110          227,635
ENI Spa ..........................    12,400           70,183
Gulf Canada Resources Ltd.*  .....    34,700          288,444
Repsol SA ........................     1,410           59,604
Shell Transport & Trading Co. PLC     20,100          137,021
Texaco, Inc. .....................    11,000        1,196,250
Total Campagnie Francaise ........     2,881          291,203
                                                 ------------
                                                    2,455,530
                                                 ------------
OIL--SUPPLIES & CONSTRUCTION (1.9%)
Baker Hughes, Inc. ...............     9,250          357,859
BJ Services Co.* .................    12,200          654,225
Compagnie Generale de Geophysique
 (ADR)* ..........................     4,000           77,000
Halliburton Co. ..................    16,750        1,327,438
Nabors Industries, Inc.* .........    27,000          675,000
Noble Drilling Corp.* ............    14,000          315,875
Parker Drilling Co.* .............    10,000          111,250
Santa Fe International Corp.*  ...     5,000          170,000
Schlumberger, Ltd. ...............     2,000          250,000
Transocean Offshore, Inc. ........    20,900        1,517,863
                                                 ------------
                                                    5,456,510
                                                 ------------
RAILROADS (0.4%)
Union Pacific Corp. ..............    14,000          987,000
                                                 ------------
 TOTAL ENERGY (3.6%) .............                 10,360,649
                                                 ------------
TECHNOLOGY
ELECTRONICS (2.2%)
Altera Corp.* ....................    13,600          686,800
Applied Materials, Inc.* .........    11,500          814,344
Cisco Systems, Inc.* .............    24,500        1,644,563
Hirose Electric Co. Ltd. .........     2,000          137,161
Hoya Corp. .......................     5,000          222,494
Intel Corp. ......................     7,333        1,039,911
Micron Electronics, Inc.* ........     1,600           28,500
Micron Technology, Inc.* .........     6,250          249,609
National Semiconductor Corp.*  ...     7,500          229,688
Rohm Co. Ltd. ....................     4,000          411,831
Seagate Technology, Inc.* ........     2,800           98,525
SGS-Thomson Microelectronics
 N.V.* ...........................       940           74,219
SMH AG ...........................       540           73,115
TDK Corp. ........................     5,000          366,896
Teradyne, Inc.* ..................     4,200          164,850
Varitronix International Ltd.  ...    55,000           93,355
                                                 ------------
                                                    6,335,861
                                                 ------------
OFFICE EQUIPMENT (1.0%)
Barco N.V. .......................       469     $     95,020
Canon, Inc. ......................     6,000          163,337
Ceridian Corp.* ..................    11,000          464,750
Compaq Computer Corp.* ...........    10,600        1,052,050
Dell Computer Corp.* .............     6,300          739,856
Storage Technology Corp.* ........     7,750          344,875
                                                 ------------
                                                    2,859,888
                                                 ------------
OFFICE EQUIPMENT SERVICES (1.3%)
First Data Corp. .................    18,800          826,025
Microsoft Corp.* .................     8,900        1,124,738
Netscape Communications Corp.*  ..     9,600          307,800
Oracle Corp.* ....................    30,400        1,531,400
                                                 ------------
                                                    3,789,963
                                                 ------------
TELECOMMUNICATIONS (1.3%)
ADC Telecommunications, Inc.* ....    26,000          867,750
Asia Satellite Telecommunications
 Holdings Ltd. ...................    18,000           55,181
DDI Corp. ........................        29          214,065
Nextel Communications, Inc.
 (Class A)* ......................     9,900          187,481
Nokia Corp. (ADR) ................     3,000          221,250
PT Indosat .......................    45,000          134,611
PT Telekomunikasi Indonesia  .....    33,000           53,937
SK Telecom Co. Ltd. ..............     9,470           95,292
Tellabs, Inc.* ...................    13,500          754,313
Videsh Sanchar Nigam Ltd. (GDR)*
 + ...............................     1,700           35,411
Vodafone Group ...................    20,710          100,842
WorldCom, Inc.* ..................    36,725        1,175,200
                                                 ------------
                                                    3,895,333
                                                 ------------
 TOTAL TECHNOLOGY (5.8%) .........                 16,881,045
                                                 ------------
DIVERSIFIED
MISCELLANEOUS (0.7%)
Berjaya Sports Toto BHD ..........     16,000          75,436
BTR PLC ..........................     23,000          78,682
Cie Generale des Eaux ............        943         120,830
Citic Pacific Ltd. ...............      7,000          43,731
Compagnie Generale de
 Eaux--Warrants* .................        943             565
First Pacific Co. ................     42,734          54,608
Montedison Spa* ..................    126,000          83,132
Smith (Howard) Ltd. ..............      4,000          38,055
Swire Pacific Ltd. (Class A)  ....      7,000          63,022
Tomkins PLC ......................     46,800         202,561
U.S. Industries, Inc.* ...........     28,000         997,500
                                                 ------------
 TOTAL DIVERSIFIED (0.7%) ........                  1,758,122
                                                 ------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (33.8%)
 (Cost $77,918,228) ..............                 98,015,420
                                                 ------------
PREFERRED STOCKS:
BASIC MATERIALS (0.0%)
CHEMICALS
Henkel KGAA ......................      1,694          95,390
                                                 ------------

                                       51

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Hornbach Holding AG ..............          920  $     76,759
                                                 ------------
TECHNOLOGY (0.1%)
TELECOMMUNICATIONS
Nokia Oy Cum .....................        1,580       118,150
                                                  ------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $198,834) .................                    290,299
                                                 ------------
                                    PRINCIPAL
                                      AMOUNT
                                  -------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (1.9%)
PRINTING, PUBLISHING & BROADCASTING
Time Warner, Inc.
 9.125%, 01/15/13 ................  $ 5,000,000     5,551,500
                                                 ------------
CREDIT SENSITIVE
BANKS (4.5%)
Chase Manhattan Corp.
 8.625% Sub. Deb., 05/01/02  .....    5,500,000     5,899,300
Deutsche Bank
 6.7%, 12/13/06 ..................    5,000,000     4,875,000
St. George Bank Ltd.
 7.15%, 10/15/05 +................    2,000,000     1,989,800
Sumitomo Bank International
 0.75% Conv., 05/31/01 . . . . . . Yen11,000,000      122,851
                                                 ------------
                                                   12,886,951
                                                 ------------
FINANCIAL SERVICES (1.9%)
Ford Motor Credit Co.
 6.125%, 01/09/06 ................  $ 6,000,000     5,634,000
                                                 ------------
FOREIGN GOVERNMENT (3.0%)
Province of Quebec:
 7.5%, 07/15/23 ..................    2,500,000     2,457,775
 7.125%, 02/09/24 ................    6,500,000     6,132,100
                                                 ------------
                                                    8,589,875
                                                 ------------
INSURANCE (2.1%)
Zurich Capital Trust
 8.376%, 06/01/37 +...............    6,000,000     6,195,120
                                                 ------------
MORTGAGE RELATED (14.1%)
Federal Home Loan Mortgage Corp.
 7.0%, 09/01/11 ..................    8,561,317     8,545,265
Federal National Mortgage
 Association:
 6.0%, 11/01/10 ..................   15,627,768    15,056,382
 6.5%, 01/01/11 ..................    3,575,529     3,501,784
 7.0%, 05/01/26 ..................    8,776,104     8,600,609

                                    PRINCIPAL       VALUE
                                      AMOUNT      (NOTE 1)
------------------------------------------------------------
Premier Auto Trust
 7.15%, 02/04/99 ................. $ 4,965,408  $  4,980,900
                                               -------------
                                                  40,684,940
                                               -------------
U.S. GOVERNMENT (31.0%)
U.S. Treasury:
 6.125% Note, 08/31/98 ...........  28,400,000    28,471,000
 6.75% Note, 04/30/00 ............   7,000,000     7,091,875
 6.25% Note, 04/30/01 ............  18,300,000    18,254,250
 6.5% Note, 05/31/02 .............  19,350,000    19,422,560
 6.875% Note, 05/15/06 ...........   8,150,000     8,318,094
 6.625% Bond, 02/15/27 ...........   8,525,000     8,338,514
                                               -------------
                                                  89,896,293
                                               -------------
 TOTAL CREDIT SENSITIVE (56.6%)
 .................................               163,887,179
                                               -------------
TOTAL LONG-TERM DEBT SECURITIES (58.5%)
 (Amortized Cost $169,323,218) ...               169,438,679
                                               -------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
Associates Corp. of North America
 6.3%, due 07/01/97 ..............   1,000,000     1,000,000
Bankers Trust Securities
 6.3%, due 07/01/97 ..............   2,200,000     2,200,000
Dresdner U.S. Finance, Inc.
 6.25%, due 07/01/97 .............  14,500,000    14,500,000
                                               -------------
 TOTAL COMMERCIAL PAPER (6.1%)                    17,700,000
                                               -------------
TIME DEPOSITS (0.2%)
Mitsubishi Bank Ltd.-N.Y.
 6.375%, due 07/01/97 ............     500,000       500,000
                                               -------------
TOTAL SHORT-TERM DEBT SECURITIES (6.3%)
 (Amortized Cost $18,200,000) ....                18,200,000
                                               -------------
TOTAL INVESTMENTS (98.7%)
 (Cost/Amortized Cost $265,640,280)              285,944,398
OTHER ASSETS
 LESS LIABILITIES (1.3%)                           3,890,542
                                               -------------
NET ASSETS (100.0%) ..............              $289,834,940
                                               =============

DISTRIBUTION OF INVESTMENTS
BY GLOBAL REGION
As a Percentage of Total
Investments
Australia................    0.8%
Canada...................    0.1
France...................    0.7
Germany..................    0.5
Japan....................    2.5
Netherlands..............    0.5
Scandinavia..............    0.5
Southeast Asia...........    0.7
Switzerland..............    0.5
United Kingdom...........    1.4
United States**..........   91.3
Other European
 Countries...............    0.5
                         -------
                           100.0%
                         =======

------------
*      Non-income producing.
**     Includes Short-Term Debt Securities of 6.4%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1997, these securities amounted to $8,332,149 or 2.9% of net assets.

       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt

                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                       NUMBER         VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.5%)
Akzo Nobel N.V....................     13,380    $    1,833,471
Bayer AG..........................     40,500         1,560,640
Ciba Specialty Chemicals AG* .....     16,483         1,523,591
Hitachi Chemical Co. Ltd..........    159,000         1,401,187
Holliday Chemical Holdings PLC ...    214,000           509,431
Kuraray Co. Ltd...................     96,000           954,891
Nippon Chemi-Con Corp. ...........     62,000           327,825
Toagosei Co. Ltd. ................    158,000           616,229
                                                  -------------
                                                      8,727,265
                                                  -------------
CHEMICALS--SPECIALTY (0.1%)
Crompton & Knowles Corp...........     26,000           578,500
Cytec Industries, Inc.*...........      7,900           295,263
NGK Insulators....................     92,000         1,011,430
                                                  -------------
                                                      1,885,193
                                                  -------------
METALS & MINING (0.1%)
Century Aluminum Co...............     19,200           280,800
Gibraltar Steel Corp.*............      8,400           193,200
Kaiser Aluminum Corp.*............     19,100           233,975
Nord Resources Corp.*.............     27,939            87,309
Randgold Resources Ltd.* +........     30,300           501,465
Steel Dynamics, Inc.*.............     14,100           352,500
                                                  -------------
                                                      1,649,249
                                                  -------------
PAPER (0.2%)
Jefferson Smurfit Corp.*..........     39,600           633,600
Jefferson Smurfit Group PLC ......    180,000           518,388
KNP BT (Kon) N.V. ................     53,000         1,206,838
UPM-Kymmene Oy....................     25,320           585,736
                                                  -------------
                                                      2,944,562
                                                  -------------
STEEL (0.2%)
Koninklijke Hoogovens N.V.........     22,448         1,251,009
NatSteel Ltd. ....................    220,000           560,118
Pohang Iron & Steel Co. Ltd.
 (ADR)............................     15,000           480,000
Rautaruukki Oy....................     72,872           765,622
Usinor Sacilor....................     47,000           847,755
                                                  -------------
                                                      3,904,504
                                                  -------------
 TOTAL BASIC MATERIALS (1.1%) ....                   19,110,773
                                                  -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.8%)
Philip Services Corp.*............     12,400           196,850
Superior Services, Inc.*..........      9,700           230,375
USA Waste Services, Inc.*.........    184,400         7,122,450
United States Filter Corp.* ......     11,300           307,925
United Waste Systems, Inc.* ......      4,700           192,700
Waste Management, Inc. ...........    170,200         5,467,675
                                                  -------------
                                                     13,517,975
                                                  -------------
PRINTING, PUBLISHING &
 BROADCASTING (1.4%)
Cablevision Systems Corp.
 (Class A)*.......................     87,400         4,675,900
Carlton Communications PLC........    134,500         1,136,303
Evergreen Media Corp.
 (Class A)*.......................     16,300           727,388
Liberty Media Group
 (Class A)*.......................    221,350         5,257,063
New Straits Times Press BHD ......     65,000    $      381,141
New York Times Co.................    103,300         5,113,350
Sinclair Broadcast Group, Inc.* ..      9,800           302,575
Time Warner, Inc..................     70,600         3,406,450
United News & Media PLC...........     93,800         1,087,577
Viacom, Inc. (Class B)*...........      8,000           240,000
Westwood One, Inc.*...............     17,200           554,700
                                                  -------------
                                                     22,882,447
                                                  -------------

PROFESSIONAL SERVICES (0.1%)
CORESTAFF, Inc.*..................      9,500           256,500
Equity Corporation
 International*...................     11,250           272,109
Ha-Lo Industries, Inc.*...........     24,262           573,190
                                                  -------------
                                                      1,101,799
                                                  -------------
TRUCKING, SHIPPING (0.2%)
Bergesen Dy AS (A Shares).........     47,300         1,120,977
Knightsbridge Tankers Ltd.  ......     84,800         2,141,200
OMI Corp.*........................     50,000           478,125
                                                  -------------
                                                      3,740,302
                                                  -------------
 TOTAL BUSINESS SERVICES (2.5%) ..                   41,242,523
                                                  -------------
CAPITAL GOODS
AEROSPACE (0.4%)
British Aerospace.................     50,710         1,128,232
Boeing Co.........................     65,200         3,459,675
Coltec Industries, Inc.*..........    115,000         2,242,500
DONCASTERS PLC (ADR)*.............     15,400           356,125
                                                  -------------
                                                      7,186,532
                                                  -------------
BUILDING & CONSTRUCTION (0.6%)
Beazer Group PLC*.................    187,000           513,643
Bouygues..........................     10,708           880,991
Daito Trust Construction Co. .....    132,500         1,560,728
GTM Entrepose.....................      9,953           498,099
Makita Corp. .....................     89,000         1,304,598
Matsushita Electric Works Ltd. ...    104,000         1,179,653
National House Industrial Co.  ...     53,000           698,281
Societe Technip...................     10,350         1,201,133
Toda Construction.................    250,000         1,749,411
                                                  -------------
                                                      9,586,537
                                                  -------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.4%)
BPB PLC...........................    103,100           556,941
Buckeye Cellulose Corp.*..........      8,900           300,375
Holderbank Financiere Glaris AG ..      1,385         1,307,713
Hughes Supply, Inc................      8,400           336,000
Martin Marietta Materials, Inc. ..    110,000         3,561,250
Rugby Group PLC...................    447,460           901,313
                                                  -------------
                                                      6,963,592
                                                  -------------
ELECTRICAL EQUIPMENT (1.5%)
Aiwa Co. Ltd......................     53,000         1,216,212
Daikin Industries Ltd.............    140,000         1,270,395
General Electric Co...............    225,600        14,748,600
Johnson Electric Holdings Ltd. ...    215,000           641,062
Legrand SA........................      3,800           669,253
Mabuchi Motor Co..................     13,000           754,297
Pioneer Electric Corp.............     66,000         1,600,907
Sony Corp.........................     16,500         1,438,225
Sumitomo Electric Industries .....     56,000           938,138
Westinghouse Electric Corp. ......    107,500         2,485,938
                                                  -------------
                                                     25,763,027
                                                  -------------

                                       53

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                       NUMBER         VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
MACHINERY (2.2%)
Allied Signal, Inc................    114,700    $    9,634,800
Fujitec Co. Ltd...................     96,000         1,139,168
Ishikawajima Harima Heavy
 Industries.......................    156,000           612,512
Keystone International, Inc. .....    318,900        11,061,844
KSB AG*...........................      2,600           644,074
Legris Industries.................     17,300           815,441
Mitsubishi Heavy Industries Ltd. .    100,000           766,949
Rauma Oy..........................      1,234            28,309
Schindler Holding AG
 Participating Certificate........        915         1,143,358
Schindler Holding AG
 Registered.......................        450           577,713
Siebe PLC.........................     68,600         1,161,398
Stork N.V. .......................     18,000           733,547
TI Group PLC .....................    123,795         1,078,837
United Technologies Corp..........     57,600         4,780,800
Valmet Oy*........................     31,000           536,655
                                                  -------------
                                                     34,715,405
                                                  -------------
 TOTAL CAPITAL GOODS (5.1%) ......                   84,215,093
                                                  -------------
CONSUMER CYCLICALS
AIRLINES (0.2%)
Northwest Airlines Corp.
 (Class A)*.......................     78,700         2,862,713
                                                  -------------
APPAREL, TEXTILE (0.8%)
Adidas AG+........................      8,050           900,138
Mohawk Industries, Inc.*..........     16,200           368,550
Onward Kashiyama Co. Ltd. ........     79,000         1,309,659
Polymer Group, Inc.*..............     15,100           243,488
Reebok International Ltd..........    181,500         8,485,125
Shaw Industries, Inc..............    102,000         1,083,750
Stage Stores, Inc.*...............      7,900           206,388
Tommy Hilfiger Corp.*.............      6,500           261,219
                                                  -------------
                                                     12,858,317
                                                  -------------
AUTO RELATED (0.8%)
Budget Group, Inc. (Class A)* ....     16,800           579,600
Circuit City Stores, Inc.-CarMax
 Group*...........................    176,500         2,526,156
Continental AG....................     62,300         1,546,872
Federal-Mogul Corp................     11,600           406,000
Miller Industries, Inc.*..........     23,550           376,800
NGK Spark Plug Co.................     79,000           861,618
Republic Industries, Inc.*........    176,700         4,395,413
Sumitomo Rubber Industries, Inc. .    129,000           867,804
Toyoda Automatic Loom Works ......     70,000         1,587,994
                                                  -------------
                                                     13,148,257
                                                  -------------
AUTOS & TRUCKS (0.4%)
Bajaj Auto Ltd. (GDR).............     15,000           516,375
Harley-Davidson, Inc. ............     32,400         1,553,175
Honda Motor Corp. ................     39,000         1,173,981
Toyota Motor Corp. ...............     50,000         1,474,566
UMW Holdings BHD..................    188,000           886,371
Volkswagen AG.....................      1,440         1,091,622
                                                  -------------
                                                      6,696,090
                                                  -------------
FOOD SERVICES, LODGING (1.2%)
American General Hospitality
 Corp. ...........................      6,200           153,450
Compass Group PLC.................    144,200         1,617,935
Doubletree Corp.* ................      6,941           285,449
Host Marriott Corp.*..............    138,200    $    2,461,688
Innkeepers USA Trust..............     17,200           258,000
Interstate Hotels Co.*............      9,300           273,769
John Q Hammons Hotels, Inc.
 (Class A)*.......................    200,000         1,850,000
La Quinta Motor Inns, Inc.  ......    216,750         4,741,406
McDonald's Corp...................    162,900         7,870,106
Suburban Lodges of America,
 Inc.*............................     15,000           315,000
                                                  -------------
                                                     19,826,803
                                                  -------------

HOUSEHOLD FURNITURE,
 APPLIANCES (0.9%)
First Brands Corp.................     55,200         1,266,150
Hunter Douglas N.V................     13,203         1,123,194
Industrie Natuzzi (ADR)...........      8,900           228,063
Sunbeam Corp......................    338,900        12,793,475
                                                  -------------
                                                     15,410,882
                                                  -------------
LEISURE RELATED (1.0%)
Cyrk, Inc.*.......................    220,600         2,592,050
Disney (Walt) Co..................     89,200         7,158,300
Granada Group PLC.................     88,900         1,169,135
Harman International
 Industries, Inc..................      4,300           181,138
ITT Corp.*........................     77,000         4,701,813
Ladbroke Group PLC................    279,118         1,091,922
Nintendo Co. .....................      9,800           820,871
                                                  -------------
                                                     17,715,229
                                                  -------------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co................     26,000         1,045,808
                                                  -------------
RETAIL--GENERAL (1.8%)
BAA PLC ..........................    154,200         1,420,816
Boots Co. PLC.....................     74,700           874,824
Consolidated Stores Corp.*........     11,187           388,748
Dayton Hudson Corp................    124,100         6,600,569
Dickson Concepts International
 Ltd. ............................    161,000           586,036
Federated Department Stores,
 Inc.*............................     63,000         2,189,250
Fingerhut Companies, Inc..........    210,500         3,670,594
Kingfisher PLC....................     74,900           850,359
Kokuyo Co.........................     55,000         1,487,654
Petco Animal Supplies, Inc.* .....     13,000           390,000
Rite Aid Corp.....................     40,000         1,995,000
Sears, Roebuck & Co. .............    169,600         9,116,000
Vendex International N.V. ........     15,540           850,991
                                                  -------------
                                                     30,420,841
                                                  -------------
 TOTAL CONSUMER CYCLICALS (7.2%)                    119,984,940
                                                  -------------
CONSUMER NONCYCLICALS
BEVERAGES (1.3%)
Bass Breweries....................     83,500         1,018,888
Coca-Cola Co. ....................    253,500        17,111,250
Guinness PLC......................     58,000           567,729
Scottish & Newcastle PLC..........    100,000         1,076,229
Whitbread PLC*....................     92,500         1,167,974
                                                  -------------
                                                     20,942,070
                                                  -------------
CONTAINERS (0.1%)
Schmalbach Lubeca AG*.............      8,300         1,865,703
Silgan Holdings, Inc.*............     15,400           596,750
                                                  -------------
                                                      2,462,453
                                                  -------------

                                       54

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                       NUMBER         VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
DRUGS (3.1%)
Astra AB (A Shares)...............      30,000   $      559,378
Centocor, Inc.*...................     330,000       10,250,625
Daiichi Pharmaceutical Co.  ......      79,000        1,392,374
Geltex Pharmaceuticals, Inc.* ....      13,700          275,713
Jones Medical Industries, Inc. ...       4,800          228,000
McKesson Corp.....................      20,000        1,550,000
MedImmune, Inc.*..................      13,600          251,600
Merck KGAA........................      18,700          814,955
Merck & Co., Inc..................     108,400       11,219,400
Novartis AG.......................       2,083        3,328,807
Orion-Yhtymae Oy (B Shares) ......      26,700        1,012,963
Pfizer, Inc. .....................     100,600       12,021,700
Sankyo Co.........................      27,000          906,989
Santen Pharmaceutical Co..........      12,000          241,864
Taisho Pharmaceutical Co..........      59,000        1,590,699
Takeda Chemical Industries........      30,000          842,858
Warner-Lambert Co.................      28,200        3,503,850
Yamanouchi Pharmaceutical.........      58,000        1,558,677
                                                  -------------
                                                     51,550,452
                                                  -------------
FOODS (0.6%)
Campbell Soup Co..................     138,370        6,918,500
Fine Host Corp.*..................       6,200          195,300
Huhtamaki Oy Series I.............      11,550          497,642
Nestle AG.........................       1,150        1,516,535
Orkla A/S 'A'.....................       8,300          612,220
Parmalat Finanziaria Spa..........     503,700          712,351
                                                  -------------
                                                     10,452,548
                                                  -------------
HOSPITAL SUPPLIES & SERVICES (1.7%)
Boston Scientific Corp.*..........     125,100        7,685,831
Columbia/HCA Healthcare Corp.  ...     127,000        4,992,688
Healthsouth Corp.*................      13,773          343,464
Medtronic, Inc....................      76,400        6,188,400
National Surgery Centers, Inc.* ..       8,400          297,150
Oxford Health Plans, Inc.*........      78,500        5,632,375
PT Tempo Scan Pacific*............     206,000          461,637
Steris Corp.*.....................      70,762        2,644,730
                                                  -------------
                                                     28,246,275
                                                  -------------
RETAIL--FOOD (0.7%)
Delhaize Freres...................       8,800          462,233
Familymart Co.....................     130,000        6,374,662
Promodes..........................       2,710        1,055,557
Seven-Eleven Japan Ltd............      24,000        1,813,454
United Natural Foods, Inc.* ......       9,400          197,400
Woolworths Ltd....................     569,991        1,872,117
                                                  -------------
                                                     11,775,423
                                                  -------------
SOAPS & TOILETRIES (1.3%)
Colgate Palmolive Co..............     169,740       11,075,535
Gillette Corp.....................     114,910       10,887,723
                                                  -------------
                                                     21,963,258
                                                  -------------
TOBACCO (1.7%)
Japan Tobacco, Inc................         187        1,476,616
Loews Corp........................      20,000        2,002,500
Philip Morris Cos., Inc. .........     496,100       22,014,438
Seita.............................      31,000          981,163
Tabacalera SA.....................      17,960          963,947
                                                  -------------
                                                     27,438,664
                                                  -------------
 TOTAL CONSUMER NONCYCLICALS (10.5%)                174,831,143
                                                  -------------

CREDIT SENSITIVE
BANKS (2.2%)
Allied Irish Bank.................     225,000   $    1,562,384
AMMB Holdings BHD.................      78,000          485,182
AMMB Holdings BHD Rights-Bonds* ..      78,000            7,262
AMMB Holdings BHD Rights-Equity* .      78,000              464
Banco Bilbao Vizcaya SA...........      18,300        1,486,331
Banco Santander SA................      29,100          896,436
Bangkok Bank Public Co. ..........      20,000          137,425
Banque Nationale de Paris*........      13,700          564,626
Chase Manhattan Corp..............     190,000       18,441,875
Credito Italiano Spa..............     500,000          914,402
Dao Heng Bank Group Ltd...........      30,000          164,186
Den Danske Bank...................       9,570          931,120
Den Norske Bank ASA...............     201,000          787,978
Istituto Mobilare Italiano........      84,700          762,047
Kredietbank.......................       1,250          503,726
Long-Term Credit Bank of Japan ...     230,000          993,369
Overseas Union Bank Ltd.--
 Rights*..........................      20,400           11,130
Overseas Union Bank Ltd...........     102,000          634,958
Philippine Commercial
 International Bank...............       5,000           48,339
PT Bank Dagang Nasional Indonesia
 Tbk..............................   1,230,000          872,430
Seventy-Seven Bank Ltd............     123,000        1,191,257
Societe Generale..................       9,028        1,007,771
Sparbanken Sverige AB
 (A Shares).......................      47,100        1,048,989
State Bank of India (GDR).........      27,000          715,500
Thai Farmers Bank Public
 Co.--Warrants*...................       2,875            1,304
Wing Hang Bank Ltd................     161,000          972,571
Yamaguchi Bank....................      70,000        1,050,519
                                                  -------------
                                                     36,193,581
                                                  -------------
FINANCIAL SERVICES (3.4%)
Associated First Capital Corp.  ..      43,000        2,386,500
Beneficial Corp. .................      50,800        3,609,975
Credit Saison Co. ................      79,000        1,930,024
FIRSTPLUS Financial Group, Inc.* .       8,800          299,200
Household International, Inc. ....      10,000        1,174,375
MBNA Corp.........................     549,350       20,119,944
Merrill Lynch & Co., Inc..........      85,400        5,091,975
Morgan Stanley, Dean Witter,
 Discover & Co....................     335,000       14,425,938
Peregrine Investment Holdings
 Ltd. ............................     472,000          971,745
PMI Group, Inc....................      79,000        4,927,625
Salomon, Inc......................      34,600        1,924,625
Worms Et Compagnie*...............       4,188          248,000
                                                  -------------
                                                     57,109,926
                                                  -------------
INSURANCE (2.7%)
AMEV N.V..........................      53,100        2,364,131
Assurances Generales de France ...      37,100        1,185,594
Baloise Holdings*.................         540        1,286,683
General Accident..................      42,200          616,095
ING Groep N.V.....................      56,645        2,611,414
Life Re Corp......................     140,500        6,550,813

                                       55

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                       NUMBER         VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
MGIC Investment Corp. ............    102,000     $   4,889,625
PennCorp Financial Group, Inc. ...    127,000         4,889,500
QBE Insurance Group Ltd. .........    161,000           972,504
Royal & Sun Alliance Insurance
 Group PLC........................     99,600           734,512
TIG Holdings, Inc. ...............     31,300           978,125
Travelers Group, Inc..............    261,466        16,488,700
Trygg-Hansa AB (B Shares).........      3,600            72,020
United Assurance Group PLC........     71,600           509,548
Zurich Versicherungs..............      2,130           847,333
                                                  -------------
                                                     44,996,597
                                                  -------------
REAL ESTATE (0.1%)
JP Realty, Inc....................      9,400           254,975
Macerich Co. .....................      9,300           258,075
Societe des Immeubles de France
 SA*..............................      3,435           198,734
Unibail SA........................      7,880           737,489
                                                  -------------
                                                      1,449,273
                                                  -------------
UTILITY--ELECTRIC (0.3%)
Energy Group PLC*.................     58,840           627,866
Hong Kong Electric Holdings Ltd.      179,000           720,871
Malakoff BHD......................     90,000           392,235
Manila Electric Co................     16,620            81,915
Powergen..........................    108,000         1,285,481
Veba AG...........................     39,800         2,248,007
                                                  -------------
                                                      5,356,375
                                                  -------------
UTILITY--GAS (0.2%)
Anglian Water PLC.................    128,600         1,394,734
Scottish Power PLC................    220,000         1,431,975
                                                  -------------
                                                      2,826,709
                                                  -------------
UTILITY--TELEPHONE (1.1%)
British Telecommunications........    186,600         1,385,423
Cable & Wireless..................    109,200         1,004,363
Philippine Long Distance
 Telephone Co.....................     10,000           324,158
Telecom Italia Spa................    560,800         1,678,544
Telefonica de Espana SA...........     57,000         1,647,611
Telekom Malaysia BHD..............    150,000           701,268
Telephone & Data Systems, Inc. ...     34,700         1,316,431
Teleport Communications Group,
 Inc. (Class A)*..................    277,200         9,459,450
                                                  -------------
                                                     17,517,248
                                                  -------------
 TOTAL CREDIT SENSITIVE (10.0%) ..                  165,449,709
                                                  -------------
ENERGY
COAL & GAS PIPELINES (0.0%)
BG PLC............................    186,000           684,292
                                                  -------------
OIL--DOMESTIC (1.0%)
Apache Corp.......................    122,500         3,981,250
Costilla Energy, Inc.*............     21,500           276,813
KCS Energy, Inc. .................      7,000           285,250
Louis Dreyfus Natural Gas
 Corp.*...........................    245,400         3,987,750
Murphy Oil Corp...................     30,000         1,462,500
Tom Brown, Inc.*..................    121,000         2,571,250
USX-Marathon Group................    146,200         4,221,525
                                                  -------------
                                                     16,786,338
                                                  -------------
OIL--INTERNATIONAL (1.3%)
British Petroleum Co. PLC.........     98,700         1,226,543
Canadian Occidental...............     15,000           337,500
Elf Aquitaine.....................     18,800     $   2,028,213
ENI Spa...........................    112,800           638,435
Gulf Canada Resources Ltd.* ......    456,000         3,790,500
Repsol SA.........................     13,950           589,702
Shell Transport & Trading Co.
 PLC..............................    178,950         1,219,893
Texaco, Inc. .....................     80,000         8,700,000
Total Campagnie Francaise ........     26,234         2,651,658
                                                  -------------
                                                     21,182,444
                                                  -------------
OIL--SUPPLIES & CONSTRUCTION (2.5%)
Baker Hughes, Inc.................     86,000         3,327,125
BJ Services Co.*..................    105,900         5,678,888
Compagnie Generale de Geophysique
 (ADR)*...........................     30,000           577,500
Halliburton Co....................    118,200         9,367,350
Nabors Industries, Inc.*..........    181,800         4,545,000
Noble Drilling Corp.*.............    130,000         2,933,125
Parker Drilling Co.*..............    134,900         1,500,763
Rowan Cos., Inc.*.................     15,100           425,631
Santa Fe International Corp* .....     25,000           850,000
Transocean Offshore, Inc..........    179,500        13,036,188
                                                  -------------
                                                     42,241,570
                                                  -------------
RAILROADS (0.5%)
Genesee & Wyoming, Inc.
 (Class A)*.......................     17,100           448,875
Union Pacific Corp................    102,400         7,219,200
                                                  -------------
                                                      7,668,075
                                                  -------------
 TOTAL ENERGY (5.3%)..............                   88,562,719
                                                  -------------
TECHNOLOGY
ELECTRONICS (3.4%)
Altera Corp.*.....................    118,300         5,974,150
Applied Materials, Inc.*..........     94,900         6,720,106
BMC Industries, Inc...............      3,700           126,725
Cisco Systems, Inc.*..............    212,900        14,290,913
Hirose Electric Co. Ltd...........     25,000         1,714,510
Hoya Corp.........................     45,000         2,002,443
Insight Enterprises, Inc.*........      6,300           189,394
Intel Corp........................     57,469         8,149,823
LSI Logic Corp.*..................     57,073         1,826,336
Micron Electronics, Inc.*.........     18,900           336,656
Micron Technology, Inc.*..........     49,000         1,956,938
National Semiconductor Corp.* ....     85,000         2,603,125
Rohm Co. Ltd......................     33,000         3,397,609
Seagate Technology, Inc.*.........     32,401         1,140,110
SGS-Thomson Microelectronics
 N.V.*............................      6,750           532,952
SMH AG............................      4,850           656,684
Spectrum Holobyte, Inc.*..........     22,200           108,225
TDK Corp..........................     41,000         3,008,551
Teradyne, Inc.*...................     27,100         1,063,675
Varitronix International Ltd. ....    469,000           796,064
3D Labs, Inc. Ltd.*...............        600            17,400
                                                  -------------
                                                     56,612,389
                                                  -------------
OFFICE EQUIPMENT (1.3%)
Barco N.V.........................      4,314           874,025
Canon, Inc........................     65,000         1,769,479
Ceridian Corp.*...................     86,300         3,646,175
Compaq Computer Corp.*............     85,600         8,495,800
Dell Computer Corp.*..............     40,500         4,756,219
Read-Rite Corp.*..................      7,200           150,300
Sterling Software, Inc.*..........      6,700           209,375
Storage Technology Corp.*.........     47,700         2,122,650
                                                  -------------
                                                     22,024,023
                                                  -------------

                                       56

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                       NUMBER         VALUE
                                     OF SHARES      (NOTE 1)
---------------------------------------------------------------
OFFICE EQUIPMENT SERVICES (2.0%)
Cognos, Inc.*.....................       9,600    $     298,800
Comverse Technology, Inc.*........      21,500        1,118,000
First Data Corp...................     162,500        7,139,844
Microsoft Corp.*..................      69,500        8,783,063
Netscape Communications Corp.* ...      76,200        2,443,163
Oracle Corp.*.....................     247,750       12,480,406
Saville Systems Ireland (ADR)* ...       6,200          322,400
                                                  -------------
                                                     32,585,676
                                                  -------------
TELECOMMUNICATIONS (2.0%)
ADC Telecommunications, Inc.* ....     197,700        6,598,235
Asia Satellite Telecommunications
 Holdings Ltd. ...................     120,000          367,870
Comnet Cellular, Inc.*............       8,800          305,800
DDI Corp. ........................         248        1,830,625
ICG Communications, Inc.*.........      13,600          261,800
Millicom International Cellular
 SA*..............................       4,000          191,000
Nextel Communications, Inc.
 (Class A)*.......................      49,500          937,405
Nokia Corp. (ADR).................      35,000        2,581,250
PT Indosat........................     419,000        1,253,382
PT Telekomunikasi Indonesia ......     309,000          505,047
SK Telecom Co. Ltd................      83,160          836,798
Tellabs, Inc.*....................     114,000        6,369,750
Videsh Sanchar Nigam Ltd. (GDR)*
 +................................      14,400          299,952
Vodafone Group....................     194,300          946,095
WorldCom, Inc.*...................     328,350       10,507,200
                                                  -------------
                                                     33,792,209
                                                  -------------
 TOTAL TECHNOLOGY (8.7%)..........                  145,014,297
                                                  -------------
DIVERSIFIED
MISCELLANEOUS (0.6%)
Berjaya Sports Toto BHD...........     140,000          660,063
BTR PLC...........................     209,000          714,980
Cie Generale des Eaux.............       8,259        1,058,252
Citic Pacific Ltd.................      60,000          374,840
Compagnie Generale de
 Eaux--Warrants*..................       8,259            4,947
First Pacific Co..................     397,685          508,188
Montedison Spa*...................   1,113,000          734,336
Smith (Howard) Ltd................      35,000          332,977
Swire Pacific Ltd. (Class A) .....      57,000          513,179
Tomkins PLC.......................     418,500        1,811,360
U.S. Industries, Inc.*............     107,600        3,833,242
                                                  -------------
 TOTAL DIVERSIFIED (0.6%).........                   10,546,364
                                                  -------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (51.0%)
 (Cost $665,898,748)..............                  848,957,561
                                                  -------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA.......................      15,180          854,794
                                                  -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.0%)
Republic Industries, Inc.
 6.5% Exch. Conv..................      27,500          673,750
                                                  -------------
PRINTING, PUBLISHING &
 BROADCASTING (0.0%)
Chancellor Broadcasting
 7.0% Conv.+......................       9,900          693,000
                                                  -------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
 5.0% Conv. Series A..............      13,100    $     733,600
                                                  -------------
 TOTAL BUSINESS SERVICES (0.1%) ..                    2,100,350
                                                  -------------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Finance
 Trust 8.5% Conv. ................      15,300        1,208,700
                                                  -------------
RETAIL--GENERAL (0.0%)
Hornbach Holding AG...............       8,010          668,304
                                                  -------------
 TOTAL CONSUMER CYCLICALS (0.1%)                      1,877,004
                                                  -------------

CONSUMER NONCYCLICALS (0.1%)
CONTAINERS
Crown Cork & Seal Co., Inc.
 4.5% Conv. ......................      18,400          929,200
                                                  -------------
CREDIT SENSITIVE
FINANCIAL SERVICES (0.0%)
Money Store
 6.5% Conv. ......................      15,500          422,375
                                                  -------------
INSURANCE (0.1%)
PennCorp Financial Group, Inc.
 7.0% Conv. +.....................      15,250          956,938
                                                  -------------
 TOTAL CREDIT SENSITIVE (0.1%) ...                    1,379,313
                                                  -------------
ENERGY (0.0%)
OIL--DOMESTIC
Devon Financing Trust
 $3.25 Conv.......................       9,600          672,000
                                                  -------------
TECHNOLOGY
TELECOMMUNICATIONS (0.3%)
Nokia Oy Cum......................      14,100        1,054,377
Qualcomm Financial Trust
 5.75% Conv.+ ....................      36,800        1,743,400
WorldCom, Inc.
 8.0% Conv. ......................      28,400        3,184,350
                                                  -------------
 TOTAL TECHNOLOGY (0.3%)..........                    5,982,127
                                                  -------------
TOTAL PREFERRED STOCKS (0.8%)
 (Cost $10,760,271)...............                   13,794,788
                                                  -------------
                                    PRINCIPAL
                                      AMOUNT
                                  -------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (1.4%)
CHEMICALS
Soc Quimica Y Minera
 7.7%, 09/15/06+..................  $23,375,000      23,833,150
                                                  -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
United Waste Systems Inc
 4.5% Conv., 06/01/01+............    1,135,000       1,562,044
                                                  -------------
PROFESSIONAL SERVICES (0.3%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02.............      710,000       1,556,675
Danka Business Systems PLC
 6.75% Conv., 04/01/02............      900,000       1,333,125
First Financial Management Corp.
 5.0% Conv., 12/15/99.............    1,230,000       2,503,050
Personnel Group of America
 5.75% Conv., 07/01/04+...........      240,000         257,700
                                                  -------------
                                                      5,650,550
                                                  -------------
 TOTAL BUSINESS SERVICES (0.4%) ..                    7,212,594
                                                  -------------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                   PRINCIPAL        VALUE
                                    AMOUNT        (NOTE 1)
-------------------------------------------------------------
CAPITAL GOODS (0.1%)
MACHINERY
DII Group, Inc.
 6.0% Conv., 10/15/02+.......... $  1,525,000  $    2,058,750
                                              ---------------
CONSUMER CYCLICALS
LEISURE RELATED (0.1%)
CUC International, Inc.
 3.0% Conv., 02/15/02+..........      805,000         854,306
                                              ---------------
RETAIL--GENERAL (0.2%)
Central Garden & Pet Co.:
 6.0% Conv. Sub. Note,
 11/15/03+......................      745,000         823,225
 6.0% Conv., 11/15/03...........      285,000         314,925
Home Depot, Inc.
 3.25% Conv., 10/01/01..........      740,000         841,750
U.S. Office Products Co.
 5.5% Conv., 02/01/01...........    1,540,000       1,892,275
                                              ---------------
                                                    3,872,175
                                              ---------------
 TOTAL CONSUMER CYCLICALS (0.3%)                    4,726,481
                                              ---------------
CONSUMER NONCYCLICALS
DRUGS (0.1%)
MedImmune, Inc.:
 7.0% Conv. Sub., 07/01/03+ ....      500,000         567,500
 7.0% Conv. 07/01/03 ...........      120,000         136,200
Quintiles Transnational Corp.:
 4.25% Conv., 05/31/00+.........      725,000         787,531
 4.25 Conv., 05/31/00...........       80,000          86,900
                                              ---------------
                                                    1,578,131
                                              ---------------
HOSPITAL SUPPLIES &
 SERVICES (0.2%)
FPA Medical Management, Inc.:
 6.5% Conv., 12/15/01+..........      540,000         618,300
 6.5% Conv., 12/15/01 ..........      250,000         286,250
Phycor, Inc.
 4.5% Conv., 02/01/03...........      875,000         955,938
Tenet Healthcare Corp.
 6.0% Conv., 12/01/05+..........      885,000       1,106,250
                                              ---------------
                                                    2,966,738
                                              ---------------
 TOTAL CONSUMER NONCYCLICALS (0.3%)                 4,544,869
                                              ---------------
CREDIT SENSITIVE
BANKS (2.1%)
Dao Heng Bank Group Ltd.
 7.75%, 01/24/07+...............   13,500,000      13,536,315
Deutsche Bank
 6.7%, 12/13/06.................   21,450,000      20,913,750
Sumitomo Bank International
 0.75% Conv., 05/31/01. . . . . .Yen101,000,000     1,127,999
                                              ---------------
                                                   35,578,064
                                              ---------------
FINANCIAL SERVICES (1.7%)
Bear Stearns Co., Inc.:
 7.25%, 10/15/06................ $ 12,000,000      11,981,412
 7.0%, 03/01/07.................    6,000,000       5,884,728
Commercial Credit Co.
 6.125%, 12/01/05...............   10,000,000       9,379,700
RAC Financial Group, Inc.:
 7.25% Conv. Sub., 08/15/03+ ...      635,000       1,377,950
 7.25% Conv., 08/15/03..........       65,000         141,050
                                              ---------------
                                                   28,764,840
                                              ---------------
FOREIGN GOVERNMENT (1.4%)
Province of Quebec
 7.125%, 02/09/24............... $ 24,000,000  $   22,641,600
                                              ---------------
INSURANCE (1.5%)
John Hancock Mutual Life
 Insurance Co.
 7.375%, 02/15/24+..............   23,750,000      22,640,400
Penn Treaty American Corp.:
 6.25% Conv., 12/01/03+.........      905,000       1,131,250
 6.25% Conv., 12/01/03..........       70,000          87,500
                                              ---------------
                                                   23,859,150
                                              ---------------

MORTGAGE RELATED (8.4%)
Federal Home Loan
 Mortgage Corp:
 7.0%, 09/01/11.................   27,303,661      27,252,467
 7.0%, 01/01/12.................    5,835,943       5,825,001
Federal National Mortgage
 Association:
 6.5%, 05/01/11.................   43,097,407      42,208,524
 6.5%, 08/01/11.................   17,645,741      17,281,798
 7.0%, 05/01/26.................   27,988,658      27,428,970
Government National Mortgage
 Association
 7.5%, 5/15/26..................   20,484,929      20,536,204
                                              ---------------
                                                  140,532,964
                                              ---------------
UTILITY--ELECTRIC (0.8%)
Empresa Nacional de
 Electricidad S.A.
 7.875%, 02/01/27...............   14,000,000      14,119,224
                                              ---------------
UTILITY--GAS (1.1%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+..............   16,730,000      17,554,789
                                              ---------------
U.S. GOVERNMENT (21.8%)
U.S. Treasury:
 6.125% Note, 08/31/98.......... 166,000,000     166,415,000
 6.75% Note, 04/30/00...........  21,600,000      21,883,500
 6.25% Note, 04/30/01...........   8,000,000       7,980,000
 6.5% Note, 05/31/02............  76,250,000      76,535,938
 5.75% Note, 08/15/03...........  51,700,000      49,922,813
 6.875% Note, 05/15/06..........   4,000,000       4,082,500
 6.625% Bond, 02/15/27..........  37,425,000      36,606,328
                                              ---------------
                                                 363,426,079
                                              ---------------
 TOTAL CREDIT SENSITIVE
 (38.8%)........................                 646,476,710
                                              ---------------
ENERGY
COAL & GAS PIPELINES (0.1%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06...........     900,000       1,356,750
Swift Energy Co.
 6.25% Conv., 11/15/06..........     830,000         833,113
                                              ---------------
                                                   2,189,863
                                              ---------------
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note,
 02/15/07.......................     455,000         529,506
Seacor Holdings, Inc.:
 5.375% Conv., 11/15/06+........     755,000         792,750
 5.375% Conv., 11/15/06 ........      90,000          94,500
                                              ---------------
                                                   1,416,756
                                              ---------------
 TOTAL ENERGY (0.2%)............                   3,606,619
                                              ---------------

                                       58

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                   PRINCIPAL        VALUE
                                    AMOUNT        (NOTE 1)
-------------------------------------------------------------
TECHNOLOGY
ELECTRONICS (1.3%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+......................  $ 1,335,000  $    2,726,738
Applied Magnetics Corp.
 7.0% Conv. Sub., 03/15/06 .....    1,750,000       2,434,688
Baan Co.
 4.0% Conv. Sub. Notes,
 12/15/01+......................      975,000       1,550,250
HMT Technology Corp.
 5.75% Conv., 01/15/04+.........    2,245,000       1,913,863
Motorola, Inc.
 Zero Coupon Conv., 09/27/13 ...    1,385,000       1,246,500
Photronics, Inc.
 6.0% Conv., 06/01/04...........    1,000,000       1,115,000
Quantum Corp.
 5.0% Conv., 03/01/03+..........      435,000         829,762
Sanmina Corporation
 5.5% Conv., 08/15/02+..........    1,310,000       3,026,100
SCI Systems, Inc.
 5.0% Conv., 05/01/06...........    1,495,000       2,178,960
Solectron Corp.
 6.0% Conv., 03/01/06+..........      960,000       1,200,000
Trikon Technologies, Inc.
 7.125% Conv., 10/15/01+........      660,000         468,600
Xilinx, Inc.
 5.25%, Conv., 11/01/02+........    1,485,000       1,709,605
3Com Corp.
 10.25% Conv., 11/01/01+........    1,085,000       1,502,725
                                              ---------------
                                                   21,902,791
                                              ---------------
TELECOMMUNICATIONS (0.2%)
Comverse Technology, Inc.
 5.75% Conv. Sub., 10/01/06+ ...    1,765,000       2,312,150
                                              ---------------
 TOTAL TECHNOLOGY (1.5%)........                   24,214,941
                                              ---------------
TOTAL LONG-TERM DEBT SECURITIES (43.0%)
 (Amortized Cost $703,857,719) .                  716,674,114
                                              ---------------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT
Republic Bank of Canada
 5.61%, due 08/18/97............   20,000,000      20,000,528
Sanwa Bank Ltd.
 5.66%, due 07/07/97............   15,000,000      14,999,974
                                              ---------------
 TOTAL CERTIFICATES OF DEPOSIT (2.1%)              35,000,502
                                              ---------------
COMMERCIAL PAPER
Associates Corp. of North
 America
 6.3%, due 07/01/97.............  $ 4,800,000  $    4,800,000
Bankers Trust Securities
 6.3%, due 07/01/97.............    5,500,000       5,500,000
Dakota Funding, Inc.
 6.3%, due 07/01/97.............    3,500,000       3,500,000
Dresdner U.S. Finance, Inc.
 6.25%, due 07/01/97............   14,800,000      14,800,000
                                              ---------------
 TOTAL COMMERCIAL PAPER (1.7%)                     28,600,000
                                              ---------------
TIME DEPOSITS
Canadian Imperial Bank of
 Commerce
 6.375%, due 07/01/97...........    4,000,000       4,000,000
Mitsubishi Bank Ltd.-N.Y.
 6.375%, due 07/01/97...........    1,400,000       1,400,000
Sumitomo Bank Ltd.
 6.25%, due 07/01/97............      500,000         500,000
                                              ---------------
 TOTAL TIME DEPOSITS (0.4%) ....                    5,900,000
                                              ---------------
TOTAL SHORT-TERM DEBT SECURITIES (4.2%)
 (Amortized Cost $69,500,502) ..                   69,500,502
                                              ---------------
TOTAL INVESTMENTS (99.0%)
 (Cost/Amortized Cost $1,450,017,240)           1,648,926,965
OTHER ASSETS
 LESS LIABILITIES (1.0%)........                   17,526,799
                                              ---------------
NET ASSETS (100.0%).............               $1,666,453,764
                                              ===============

DISTRIBUTION OF INVESTMENTS BY
GLOBAL REGION
As a Percentage of Total
Investments
Australia................    0.2%
Canada...................    0.3
France ..................    1.0
Germany .................    0.7
Japan....................    4.1
Latin America............    0.9
Netherlands .............    0.7
Scandinavia..............    0.7
Southeast Asia...........    1.1
Switzerland .............    0.7
United Kingdom...........    2.1
United States**..........   86.4
Other European
 Countries...............    1.1
                         -------
                           100.0%
                         =======

------------
*      Non-income producing.
**     Includes Short-Term Debt Securities of 4.2%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1997, these securities amounted to $111,836,896 or 6.7% of net assets.

       Glossary:
       ADR--American Depository Receipt
       GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
COMMON STOCKS AND OTHER
 INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.5%)
AGA AB (A Shares)..................     3,400    $    46,226
Akzo Nobel N.V.....................     6,875        942,086
Asahi Chemical Industry Co.  ......    27,000        161,373
Bayer AG...........................    25,400        978,772
BOC Group Co. PLC..................     6,825        118,728
Dainippon Ink & Chemical, Inc. ....    21,000         90,516
GP Batteries International Ltd. ...   180,000        536,280
GP Batteries International
 Ltd.--Rights*.....................     5,750          2,875
Imperial Chemical Industries ......    18,212        253,303
Indo Gulf Fertilisers (GDR)........    50,000         45,000
Ishihara Sangyo Ltd.*..............   130,000        384,521
Johnson Matthey PLC................    25,000        240,965
Kuraray Co. Ltd....................     6,000         59,681
L'Air Liquide SA...................     2,035        323,082
Linde AG...........................       150        116,549
Mitsubishi Chemical Corp...........     7,000         22,843
Mitsui Toatsu Chemicals, Inc. .....    15,000         41,227
Monsanto Co........................    65,000      2,799,063
Royal Group Technologies Ltd.* ....    10,000        267,932
Sanyo Chemicals....................    16,000        142,396
Sekisui Chemical Co. Ltd. .........     4,000         40,485
Shin-Etsu Chemical Ltd. ...........     4,000        106,099
Solvay Et Cie Societe Anonyme .....       120         70,702
Sumitomo Chemical Co. Ltd..........    28,000        126,795
Toray Industries, Inc..............    29,000        206,727
UBE Industries Ltd. ...............    14,000         40,677
                                               --------------
                                                   8,164,903
                                               --------------
CHEMICALS--SPECIALTY (0.4%)
Crompton & Knowles Corp............    35,100        780,975
Cytec Industries, Inc.*............    68,800      2,571,400
Kyowa Hakko Kogyo Co. .............     8,000         59,890
NGK Insulators.....................     6,000         65,963
SGL Carbon AG+ ....................    15,000      2,048,856
UCAR International, Inc.*..........     5,000        228,750
                                               --------------
                                                   5,755,834
                                               --------------
METALS & MINING (0.2%)
Alusuisse Lonza Holding AG.........        90         93,174
Century Aluminum Co................    26,600        389,025
CRA Ltd............................     5,800         98,884
Degussa AG.........................     2,500        132,175
Gibraltar Steel Corp.*.............    11,600        266,800
Great Central Mines Ltd............   120,000        228,508
Gwalia Consolidated Ltd............    95,800        117,181
Japan Energy Corp..................    19,000         49,734
Kaiser Aluminum Corp.*.............    26,300        322,175
Mitsubishi Materials Corp..........    24,000         95,908
Plutonic Resources Ltd.............    30,000         93,777
Randgold Resources Ltd.*+..........     7,600        125,780
RTZ Corp...........................    27,615        481,083
Steel Dynamics, Inc.*..............    19,700        492,500
Sumitomo Metal Mining Co...........    10,000         70,674
Toho Titanium*.....................    15,000        229,038
Western Mining Corp. Ltd...........    40,700        256,600
                                               --------------
                                                   3,543,016
                                               --------------
PAPER (0.2%)
Amcor Ltd..........................     8,900    $    59,136
Asia Pacific Resources
 International Holdings Ltd.
 (Class A)*........................     5,000         23,750
Enso Oy (Series R).................    30,000        277,600
Fletcher Forestry Shares...........     4,256          6,187
Grupo Industrial Durango (ADR)* ...    12,000        183,000
Jefferson Smurfit Corp.*...........    79,300      1,268,800
Mayr-Melnhof Karton Aktien AG+ ....     1,500         77,014
Nippon Paper Industries Co.........    30,000        173,545
Oji Paper Co. Ltd..................    44,000        272,193
Svenska Cellulosa (Series B) ......     3,200         68,161
UPM-Kymmene Oy.....................     3,292         76,155
                                               --------------
                                                   2,485,541
                                               --------------
STEEL (0.2%)
Broken Hill Proprietary Co. Ltd. ..    50,000        735,532
Hitachi Metals Ltd.................    30,000        218,567
Kawasaki Steel.....................    54,000        175,744
Nippon Steel Corp..................   217,000        692,976
NKK Corp...........................    85,000        182,445
Sumitomo Metal Industries..........   246,000        699,730
Thyssen AG.........................       450        108,249
Usinor Sacilor.....................     3,500         63,131
                                               --------------
                                                   2,876,374
                                               --------------
 TOTAL BASIC MATERIALS (1.5%) .....               22,825,668
                                               --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.5%)
B.U.S. Berzelius Umwelt-Service
 AG................................    22,000        334,308
Daiseki Co. Ltd....................     8,000        167,525
Matsuda Sangyo Co. Ltd.............    12,000        219,876
Philip Services Corp.*.............    16,800        266,700
Powerscreen International..........    75,000        817,160
Rentokil Initial PLC...............   200,000        702,503
Superior Services, Inc.*...........    13,400        318,250
Tomra Systems ASA..................   102,660      2,103,432
United States Filter Corp.*........    15,700        427,825
United Waste Systems, Inc.*........     6,500        266,500
USA Waste Services, Inc.*..........   179,500      6,933,188
Waste Management, Inc. ............   299,000      9,605,375
                                               --------------
                                                  22,162,642
                                               --------------
PRINTING, PUBLISHING &
 BROADCASTING (2.0%)
British Sky Broadcasting Group
 PLC...............................    50,476        369,721
Cablevision Systems Corp.
 (Class A)*........................    72,400      3,873,400
Carlton Communications PLC.........   180,000      1,520,703
Dainippon Printing Co. Ltd.........    19,000        429,369
Elsevier N.V.......................    69,345      1,158,656
Evergreen Media Corp.
 (Class A)*........................    23,300      1,039,763
Havas..............................       200         14,413
Liberty Media Group (Class A)* ....   231,850      5,506,438
Mediaset Spa.......................   140,000        593,979

                                       60

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Mirror Group Newspapers PLC  ......    70,000    $   219,075
New York Times Co..................   109,200      5,405,400
News Corp. Ltd.....................    59,900        287,195
Nippon Television Network Corp.  ..       800        321,089
Pegasus Communications Corp.
 (Class A)*........................     1,128         12,267
Reed International.................   100,000        968,855
Reuters Holdings...................    53,984        568,859
Sinclair Broadcast Group, Inc.* ...    13,600        419,900
Singapore Press Holdings...........     3,000         60,432
Star Publications BHD*.............    20,000         85,578
Takara Printing Co.................    11,000         79,661
Television Francaise...............     5,000        446,679
Time Warner, Inc...................    96,000      4,632,000
Tokyo Broadcasting System..........    31,000        635,634
Toppan Printing Co. ...............     7,000        109,938
Ver Ned Uitgeversbedr Ver Bezit
 N.V...............................    25,000        552,707
Westwood One, Inc.*................    23,800        767,550
                                               --------------
                                                  30,079,261
                                               --------------
PROFESSIONAL SERVICES (0.5%)
Adecco SA..........................       275        105,443
Alvern Norway ASA*.................    76,550        418,255
Apcoa Parking AG...................     3,000        291,244
Asatsu, Inc........................    21,000        776,896
Content Beheer N.V. +..............    53,000      2,305,681
CORESTAFF, Inc.*...................    13,200        356,400
Equity Corporation
 International*....................    15,600        377,325
Ha-Lo Industries, Inc.*............    33,337        787,587
Meitec Corp........................    48,000      1,428,148
NIC Corp.*.........................     2,000         25,303
Secom Co. .........................     2,000        146,759
SGS Holdings.......................        25         53,406
WPP Group PLC......................   100,000        410,349
                                               --------------
                                                   7,482,796
                                               --------------
TRUCKING, SHIPPING (0.5%)
Brambles Industries Ltd. ..........    90,000      1,779,796
Irish Continental Group............    30,000        341,132
Kawasaki Kisen*....................    40,000         80,621
Knightsbridge Tankers Ltd..........   141,000      3,560,250
Mitsui O.S.K. Lines Ltd.*..........    19,000         39,124
Nippon Express Co. Ltd.............    25,000        199,590
Nippon Yusen K.K. .................    13,000         50,476
OMI Corp.*.........................   131,000      1,252,688
Peninsular & Oriental Steam
 Navigation Co. ...................    10,466        104,537
Western Bulk Shipping*.............    30,860        151,752
Yamato Transport ..................    87,000      1,085,507
                                               --------------
                                                   8,645,473
                                               --------------
 TOTAL BUSINESS SERVICES (4.5%)                   68,370,172
                                               --------------
CAPITAL GOODS
AEROSPACE (0.4%)
Boeing Co..........................    64,500      3,422,531
British Aerospace..................    11,284        251,055
Coltec Industries, Inc.*...........   128,000      2,496,000
DONCASTERS PLC (ADR)*..............    21,400        494,875
Rolls-Royce........................    22,528    $    86,068
                                               --------------
                                                   6,750,529
                                               --------------
BUILDING & CONSTRUCTION (0.4%)
ABB AG ............................       410        620,404
CSR Ltd............................    16,900         65,461
Daito Trust Construction Co. ......     7,200         84,809
Daiwa House Industry Co............     9,000        109,938
Grupo Acciona SA...................     1,400        157,691
Hitachi Plant Engineering &
 Construction Co...................    32,000        148,539
Hochtief AG........................     1,500         67,091
Japan Industrial Land Development .    21,000        207,050
Kajima Corp. ......................    28,000        163,930
Kaneshita Construction Co. ........    30,000        234,273
Kumagai Gumi Co....................     6,000          9,999
MacMahon Holdings Ltd..............   600,000        453,030
Mancon BHD*........................    47,999         81,393
Metacorp Berhard...................    10,000         20,800
Mitsui Home Co. Ltd................    35,000        345,083
Nanno Construction Co. Ltd.........    26,000         89,608
Nawarat Patanakarn Public Co.  ....    80,000         28,412
Nippon Denwa Shisetsu .............    39,000        334,840
Nishimatsu Construction Co.  ......     4,000         27,921
Obayashi Corp......................    12,000         80,307
Ohmoto Gumi Co. Ltd................    15,000        123,026
Oriental Construction Co. .........    15,800        143,373
Pacific Rim Infra Management
 Enterprises Ltd.*.................   893,200         66,869
Penta Ocean Construction...........    10,000         32,283
PS Corp............................    31,200        337,562
Sanyo Engineering & Construction,
 Inc...............................    18,000        156,112
Sekisui House Ltd..................    13,000        131,577
Shimizu Corp.......................    15,000         89,914
Sho Bond Construction..............    48,600      1,267,900
Skanska AB (Series B)..............     1,800         79,711
Suido Kiko Kaisha..................     8,000         47,465
Taisei Corp. ......................    20,000         92,662
Toda Construction..................    32,000        223,925
United Engineers Malaysia BHD .....    11,000         79,319
Wesco, Inc.........................     9,000         91,877
YTL Corp. BHD......................    11,000         33,994
                                               --------------
                                                   6,328,148
                                               --------------
BUILDING MATERIALS & FOREST
 PRODUCTS (0.6%)
Blue Circle Industries.............    13,338         95,032
BPB PLC............................    90,000        486,176
Buckeye Cellulose Corp.*...........    12,300        415,125
Chichibu Onoda Cement Co...........    11,000         43,094
Cie de St. Gobain*.................     3,150        459,365
Dahl International AB+.............    45,000        885,682
Fujikura Ltd.......................   100,000        933,601
Furukawa Electric Co...............    13,000         82,689
Heidelberg Zement AG...............     1,000         96,909
Holderbank Financiere Glaris AG ...        80         75,536
Hughes Supply, Inc.................    11,600        464,000
Lafarge Corp.......................    10,350        643,716

                                       61

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Martin Marietta Materials, Inc. ...     74,200   $ 2,402,225
Nichiha Corp.......................     64,500     1,013,001
Portland Valderrivas SA............      5,000       408,476
Redland PLC........................      9,480        53,736
Rexam PLC..........................     13,121        55,371
RMC Group PLC......................      4,518        73,368
Sumitomo Forestry Co. .............      7,000        76,957
Wolseley PLC.......................     10,088        78,678
                                               --------------
                                                   8,842,737
                                               --------------
ELECTRICAL EQUIPMENT (1.5%)
Alcatel Alsthom....................      6,000       751,442
Daikin Industries Ltd..............      5,000        45,371
General Electric Co................    205,900    13,460,713
General Electric Co. PLC...........     61,328       366,513
Kinden Corp........................      5,000        70,674
Mabuchi Motor Co...................     14,100       818,122
Schneider SA.......................      2,250       119,761
Siemens AG.........................     14,750       883,444
Sony Corp..........................     12,000     1,045,982
Sumitomo Electric Industries ......     31,000       519,326
Westinghouse Electric Corp.........    179,750     4,156,719
Yaskawa Electric Corp..............     34,000       141,209
                                               --------------
                                                  22,379,276
                                               --------------
MACHINERY (2.3%)
Allied Signal, Inc.................    116,500     9,786,000
Amada Co. Ltd. ....................      5,000        44,062
Asahi Diamond Industry Co. Ltd.  ..     33,000       305,209
Construcciones Auxiliar Ferro .....      3,000       135,367
Ebara Corp.........................      5,000        75,037
Enshu*.............................     52,000       163,790
Fanuc Co...........................      5,900       226,507
IHC Caland N.V. ...................     10,000       546,595
Ishikawajima Harima Heavy
 Industries........................     60,000       235,582
Kalmar Industries AB+..............     17,100       293,382
Kawasaki Heavy Industries Ltd. ....    112,000       520,862
Keyence Corp. .....................      3,100       459,820
Keystone International, Inc. ......    316,900    10,992,469
Komatsu Ltd........................     29,000       235,320
Kubota Corp........................     33,000       161,530
Makino Milling Machine Co. ........     18,000       153,756
Mitsubishi Heavy Industries Ltd. ..    170,000     1,303,813
Namura Shipbuilding Co.............     29,000       144,228
Nireco.............................     12,000       107,844
Nitta Corp.........................     42,000       516,709
Nitto Kohki Co. Ltd................     28,920       999,243
Rofin-Sinar Technologies, Inc.* ...     20,000       382,500
SMC Corp...........................     10,000       844,603
Sodick Co.*........................    126,000     1,023,523
Thai Engine Manufacturing Public
 Co................................    100,000       648,523
United Technologies Corp...........     57,100     4,739,300
                                               --------------
                                                  35,045,574
                                               --------------
 TOTAL CAPITAL GOODS (5.2%)........               79,346,264
                                               --------------
CONSUMER CYCLICALS
AIRLINES (0.3%)
British Airways....................     45,000       512,769
Cathay Pacific Airways.............     41,000        84,939
Japan Air Lines Co.*...............     24,000   $   109,100
KLM................................     14,000       431,468
Lufthansa AG.......................      5,500       105,812
Northwest Airlines Corp.
 (Class A)*........................     69,800     2,538,975
Qantas Airways Ltd.................     40,000        93,626
Singapore Airlines Ltd. ...........     70,000       626,705
                                               --------------
                                                   4,503,394
                                               --------------

APPAREL, TEXTILE (0.9%)
Adidas AG+.........................      3,430       383,537
Carli Gry International A/S........     20,000     1,138,631
First Sign International Holdings
 Ltd. .............................    100,000        19,362
King Co. ..........................     62,000       232,615
Mohawk Industries, Inc.*...........     22,500       511,875
Polymer Group, Inc.*...............     21,000       338,625
PT Great River International* .....  1,709,000     1,071,639
Reebok International Ltd...........    160,900     7,522,075
Renown, Inc.*......................     84,000       208,882
Shaw Industries, Inc...............     91,100       967,938
Stage Stores, Inc.*................     10,900       284,763
Teijin Ltd. .......................     18,000        84,809
Tommy Hilfiger Corp.*..............      9,000       361,688
                                               --------------
                                                  13,126,439
                                               --------------
AUTO RELATED (0.8%)
Asahi Glass Co. Ltd................    46,000        457,552
Autoliv, Inc.*.....................    16,000        626,000
Bridgestone Corp...................    22,000        510,601
Bridgestone Metalpha ..............    11,000         96,937
Budget Group, Inc. (Class A)* .....    23,100        796,950
Circuit City Stores, Inc.-CarMax
 Group*............................   101,000      1,445,563
Exedy Corp.........................     2,300         29,299
FCC Co. Ltd........................     5,000        126,516
Federal-Mogul Corp.................    16,000        560,000
LucasVarity PLC....................    17,320         59,972
Michelin (CGDE), (Class B).........     8,000        480,406
Miller Industries, Inc.*...........    32,550        520,800
Minebea Co.........................    97,000      1,032,545
NGK Spark Plug Co..................    50,000        545,328
Nippondenso Co. Ltd................    30,000        717,215
Republic Industries, Inc.*.........   184,050      4,578,244
Toyoda Automatic Loom Works........     5,000        113,428
Toyoda Gosei.......................    32,000        223,366
                                               --------------
                                                  12,920,722
                                               --------------
AUTOS & TRUCKS (0.4%)
Daimler-Benz AG....................    23,950      1,948,796
Fiat Spa...........................    67,500        242,919
Harley-Davidson, Inc...............    30,400      1,457,300
Honda Motor Corp...................    40,000      1,204,083
Isuzu Motors Ltd...................    31,000        106,841
Perusahaan Otomobl Nasional BHD ...     9,000         42,076
Peugeot SA.........................       700         67,657
Toyota Motor Corp. ................    45,000      1,327,109
                                               --------------
                                                   6,396,781
                                               --------------
FOOD SERVICES, LODGING (1.3%)
AAPC Ltd. .........................   400,000        265,778
Accor SA...........................     4,200        628,924

                                       62

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
American General Hospitality Corp.      8,700    $   215,325
Doubletree Corp.*..................     9,627        395,910
Fujita Kanko, Inc..................     3,000         37,693
Host Marriott Corp.*...............   200,300      3,567,844
Innkeepers USA Trust ..............    23,800        357,000
Interstate Hotels Co.*.............    12,900        379,744
Jurys Hotel Group PLC..............   100,000        507,908
La Quinta Motor Inns, Inc. ........   191,600      4,191,250
McDonald's Corp....................   158,300      7,647,869
QPQ Corp.*.........................    16,400          2,050
QPQ Corp.--Warrants*...............    16,400            513
Restaurant Brands NZ Ltd.*.........   300,000        521,664
Sanyo Pax Co. Ltd..................    33,000        518,279
Suburban Lodges of America, Inc.* .    20,700        434,700
Thistle Hotels PLC.................   131,600        347,233
                                               --------------
                                                  20,019,684
                                               --------------
HOUSEHOLD FURNITURE
 APPLIANCES (1.1%)
Elamex S.A. de C.V.*...............    76,700        747,825
Electrolux B.......................     1,100         79,478
First Brands Corp..................    69,000      1,582,688
Industrie Natuzzi (ADR)............    28,400        727,750
Philips Electronics................     2,680        191,949
Sanyo Electric Co. Ltd.............    90,000        403,630
Sharp Corp. .......................     6,000         82,715
Sunbeam Corp.......................   345,700     13,050,175
Tostem Corp........................     2,000         55,318
Toto...............................     5,500         67,664
                                               --------------
                                                  16,989,192
                                               --------------
LEISURE RELATED (1.6%)
Aristocrat Leisure Ltd.............    60,000        119,147
Canal Plus*........................       350         68,133
Capcom Co. Ltd.....................     4,400        104,808
Cinar Films, Inc. (Class B)* ......    15,000        487,500
Cyrk, Inc.*........................   214,600      2,521,550
Disney (Walt) Co...................    80,791      6,483,478
Enix Corp..........................     1,000         25,652
Granada Group PLC..................    25,587        336,498
Harman International Industries,
 Inc...............................     6,000        252,750
Imagineer Co. Ltd.*................    14,000        470,291
ITT Corp.*.........................   130,100      7,944,230
KTM Motorradholding AG*............    10,000        684,568
Mars Engineering Corp..............     9,000        205,741
Namco Ltd. ........................    15,300        590,053
Nelvana Limited*+..................    18,000        260,690
Nintendo Co. ......................    10,200        854,376
Nippon Broadcast System............     7,000        775,674
Rank Group PLC.....................    32,498        205,848
Resorts World BHD..................    24,000         72,266
Sega Enterprises Ltd...............     2,000         66,312
SMH AG.............................       100         57,104
Tag Heuer International SA (ADR)* .    50,200        756,138
Thorn EMI..........................     4,927         88,376
Toei Co............................    16,000        109,589
Toho Co. ..........................       400         65,963
Tokyo Dome Corp....................     3,000         40,311
Tourism Holdings Ltd...............    70,000    $    99,374
                                               --------------
                                                  23,746,420
                                               --------------
PHOTO & OPTICAL (0.2%)
Fuji Photo Film Co.................    16,000        643,574
Noritsu Koki Co. Ltd...............    36,000      1,774,714
                                               --------------
                                                   2,418,288
                                               --------------
RETAIL--GENERAL (2.6%)
Ahold N.V..........................     1,789        150,916
BAA PLC............................    40,000        368,565
Boots Co. PLC......................    35,540        416,215
Carrefour..........................     1,225        889,666
Centros Comerciales Pryca SA ......     7,000        151,516
Consolidated Stores Corp.*.........    15,500        538,625
Daiei, Inc. .......................    14,000         89,783
Dayton Hudson Corp.................   131,300      6,983,519
Deodeo Corp........................     3,000         58,634
Dixons Group PLC...................   160,000      1,243,864
Doshisha Co. ......................     7,000         78,789
Eiden Sakakiya Co. Ltd. ...........    25,000        209,406
Federated Department Stores,
 Inc.*.............................   124,200      4,315,950
Fingerhut Companies, Inc...........   200,000      3,487,500
Great Universal Stores.............    39,213        396,890
Harvey Nichols Group PLC...........    30,600        143,650
Hennes & Mauritz AB (B Shares) ....     2,500         89,669
Homac Corp. .......................    11,000        156,444
Home Wide Corp., Inc...............    16,000        117,965
Isetan Co..........................    72,000        892,069
Japan Airport Terminal Co..........    65,000        788,326
Karstadt AG........................       150         54,189
Kokuyo Co. ........................     2,000         54,097
Marks & Spencer....................    90,055        746,575
Marui Co. Ltd......................     7,000        130,093
Metro AG*..........................       950        103,504
Nissen Corp. Ltd.*.................     5,700         21,734
Paris Miki, Inc....................    36,600      1,076,189
Petco Animal Supplies, Inc.* ......    13,100        393,000
Pinault Printemps..................       600        288,325
Rinascente--Rights*................    12,500          2,190
Rinascente--Warrants*..............       650            321
Rite Aid Corp......................    72,500      3,615,938
Sainsbury (J) PLC..................    26,514        160,882
Sato Corp. ........................    48,790        859,923
Sears, Roebuck & Co................   156,600      8,417,250
Sriwani Holdings BHD...............   278,000        578,249
St. Dupont*+.......................    29,100        782,378
Swank International Manufacturing .   300,000         32,527
Takihyo Co. Ltd....................    24,000        221,970
Warehouse Group Ltd. ..............   140,000        417,467
Xebio Co. .........................     7,400        182,078
                                               --------------
                                                  39,706,840
                                               --------------
 TOTAL CONSUMER CYCLICALS (9.2%)                 139,827,760
                                               --------------
CONSUMER NONCYCLICALS
BEVERAGES (1.6%)
Asahi Breweries Ltd................     8,000        119,361
Bass Breweries.....................    60,000        732,135
Cadbury Schweppes PLC..............    18,792        167,521

                                       63

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Carlsberg 'A'......................        900   $    49,476
Coca-Cola Amatil Ltd...............      7,600        98,700
Coca-Cola Co. .....................    267,700    18,069,750
Fraser & Neave.....................     30,000       214,031
Grand Metropolitan.................    107,811     1,043,635
Guinness PLC.......................    100,000       978,844
Heineken N.V. .....................        801       136,692
Kirin Brewery Co...................     16,000       166,129
Lion Nathan Ltd. ..................     25,000        63,340
Louis Dreyfus Citrus*..............     43,500     1,624,764
Louis Vuitton Moet Hennessy........      2,400       645,260
Panamerican Beverages..............     18,000       591,750
Quilmes Industrial Quins (ADR) ....     29,100       338,288
                                               --------------
                                                  25,039,676
                                               --------------
CONTAINERS (0.1%)
Silgan Holdings, Inc.*.............     21,200       821,500
Toyo Seikan Kaisha.................      3,300        73,135
                                               --------------
                                                     894,635
                                               --------------
DRUGS (4.3%)
Astra AB (A Shares)................     25,000       466,148
Centocor, Inc.*....................    322,200    10,008,338
Daiichi Pharmaceutical Co. ........      5,000        88,125
Eisai Co. Ltd......................      5,000        94,669
Geltex Pharmaceuticals, Inc.* .....     41,700       839,213
Glaxo Wellcome PLC.................     66,706     1,376,964
Hafslund ASA (B Shares)............     11,700        63,607
Jones Medical Industries, Inc. ....      6,600       313,500
McKesson Corp......................     40,000     3,100,000
MedImmune, Inc.*...................     19,000       351,500
Merck & Co., Inc...................    103,000    10,660,500
Novartis AG........................      2,151     3,437,476
Novo-Nordisk A/S (B Shares)........      6,000       654,261
Nycomed ASA (B Shares).............     10,000       142,742
Orion-Yhtymae Oy (B Shares)........     10,000       379,387
Pfizer, Inc........................    130,200    15,558,900
Roche Holdings AG Genusscheine ....        266     2,405,019
Sankyo Co. ........................     67,000     2,250,676
Santen Pharmaceutical Co...........     51,000     1,027,921
Schering AG........................      1,250       133,895
Smithkline Beecham PLC.............    157,338     2,895,532
Taisho Pharmaceutical Co...........     38,000     1,024,518
Warner-Lambert Co..................     55,500     6,895,875
Zeneca Group PLC...................     30,000       991,828
                                               --------------
                                                  65,160,594
                                               --------------
FOODS (0.8%)
Ajinomoto Co., Inc.................      9,000        96,588
BSN Gervais Danone.................      2,100       346,980
Campbell Soup Co...................    134,120     6,706,000
Fine Host Corp.*...................      8,500       267,750
Fyffes PLC.........................  1,100,000     1,584,368
Karlshamns AB*+....................     82,300       969,757
Nestle AG..........................        930     1,226,416
Nippon Meat Packers, Inc...........      4,000        51,653
Nissin Food Products Co............      3,000        78,004
Nutricia Verenigde Bedrijven N.V.
 +.................................      4,000       631,666
Oie Sangyo Co. Ltd. ...............      6,000        59,681
PT Sekar Bumi......................    160,000       202,303
Shriram Industrial Enterprises
 Ltd. (GDR)*+......................     24,000   $    42,000
Tingyi Holdings Corp...............    480,000       119,577
Viscofan Envoltura.................      9,000       210,379
Warabeya Nichiyo Co. Ltd. .........     18,000       146,061
Yamakazi Baking Co. ...............      4,000        70,500
                                               --------------
                                                  12,809,683
                                               --------------
HOSPITAL SUPPLIES & SERVICES (1.9%)
Boston Scientific Corp.*...........    109,586     6,732,690
Cochlear Ltd.......................     60,000       194,803
Columbia/HCA Healthcare Corp.  ....    161,500     6,348,969
Healthsouth Corp.*.................     11,017       274,736
Medtronic, Inc.....................     75,500     6,115,500
National Surgery Centers, Inc.* ...     11,700       413,888
Oxford Health Plans, Inc.*.........     71,100     5,101,425
Scandinavian Mobility
 International, Inc. ..............      8,000        86,150
Steris Corp.*......................     91,800     3,431,025
                                               --------------
                                                  28,699,186
                                               --------------
RETAIL--FOOD (0.2%)
Daimon Co. Ltd.....................     10,000        67,970
Familymart Co......................      2,000        98,072
Ito Yokado Co. Ltd. ...............     14,000       812,320
Jusco Co...........................      9,000       303,900
McBride PLC........................     60,000       135,340
Promodes...........................        300       116,851
Santa Isabel S.A. (ADR)............     10,000       322,500
Seven-Eleven Japan Ltd.............      7,600       574,261
Tesco PLC..........................     71,199       437,950
United Natural Foods, Inc.*........     13,000       273,000
                                               --------------
                                                   3,142,164
                                               --------------
SOAPS & TOILETRIES (1.6%)
BIC................................        600        98,116
Colgate Palmolive Co...............    170,000    11,092,500
Gillette Corp......................    113,420    10,746,545
L'Oreal*...........................      2,455     1,034,353
Shiseido Co........................      5,000        82,454
Unilever...........................     25,605       733,783
Unilever N.V. CVA..................      3,790       797,747
                                               --------------
                                                  24,585,498
                                               --------------
TOBACCO (1.9%)
Imperial Tobacco PLC*..............    80,000        514,725
Loews Corp.........................    52,500      5,256,563
Philip Morris Cos., Inc. ..........   488,200     21,663,875
RJ Reynolds BHD....................   200,000        499,208
Rothmans of Pall Mall BHD..........     6,000         58,954
Swedish Match Co. AB...............   360,000      1,211,986
                                               --------------
                                                  29,205,311
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (12.4%)             189,536,747
                                               --------------
CREDIT SENSITIVE
BANKS (2.7%)
ABN Amro Holding N.V. .............    26,124        487,064
Akita Bank.........................    22,000        128,226
Asahi Bank Ltd.....................    76,000        646,540
Banca Commerciale Italiana ........    35,000         72,447
Banco Bilbao Vizcaya SA............     6,464        525,008
Banco Latinoamericano de
 Exportaciones S.A. (E Shares) ....    15,000        646,875

                                       64

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Banco Popular......................       400    $    97,980
Banco Santander SA.................    13,221        407,278
Banco Santander--Chile (ADR) ......    10,000        147,500
Bank Austria AG....................       920         50,984
Bank of Tokyo-Mitsubishi Bank .....    96,000      1,926,533
Banque Nationale de Paris*.........     4,450        183,401
Barclays Bank .....................    36,000        714,356
BHW Holding AG*....................    26,300        444,894
Chase Manhattan Corp...............   186,500     18,102,156
Cie Fin Paribas Series A ..........     2,750        189,988
CS Holdings........................     6,700        860,151
Dai-Ichi Kangyo Bank...............   106,000      1,442,806
Den Danske Bank....................     1,300        126,484
Deutsche Bank AG...................    13,300        780,962
Dresdner Bank AG...................     2,900        101,606
Fuji Bank Ltd. ....................    63,000        945,467
Generale de Banque.................       200         76,983
Grupo Financiero Bantorte (Class
 B)*...............................    22,500         23,389
Hang Seng Bank.....................    58,000        827,256
HSBC Holdings PLC..................    37,374      1,107,454
HSBC Holdings PLC (H.K.$)..........    20,000        601,500
Istituto Bancario San Paolo di
 Torino............................    15,000        109,287
Istituto Mobilare Italiano.........    10,000         89,970
Kredietbank........................        90         36,268
Lloyds TSB Group PLC...............   167,866      1,721,391
Malayan Banking Berhad.............    29,000        304,477
Mediobanca Spa.....................    10,000         60,686
Mitsubishi Trust & Banking Corp.  .    60,000        947,561
National Australia Bank Ltd. ......    55,400        793,511
Overseas Union Bank Ltd............    40,000        249,003
Overseas Union Bank Ltd.--Rights* .     8,000          4,365
Sakura Bank Ltd. ..................    82,000        628,183
Schweizerische Bankgesellschaft ...       850        971,927
Shizuoka Bank......................    62,000        708,664
Skandinaviska Enskilda Banken
 (Series A)........................     8,000         86,496
Societe Generale...................     2,400        267,905
Sparbanken Sverige AB
 (A Shares)........................    12,000        267,258
Sumitomo Bank Ltd..................   118,000      1,935,608
Svenska Handelsbanken
 (Series A)........................     3,100         99,348
Toho Bank .........................    34,000        209,144
                                               --------------
                                                  41,156,340
                                               --------------
FINANCIAL SERVICES (4.9%)
Abbey National PLC ................    14,314        195,394
American Express Co................    33,900      2,525,550
Amvescap PLC.......................    90,000        525,130
Associated First Capital Corp.  ...    61,600      3,418,800
Beneficial Corp. ..................    90,200      6,409,838
CMIC Finance & Securities Co. Ltd.    200,000         50,183
Credit Saison Co. .................    80,900      1,976,442
Daiwa Securities Co. Ltd...........    19,000        149,865
Dexia France.......................     3,500        340,667
FIRSTPLUS Financial Group, Inc.* ..    12,000        408,000
Groupe Bruxelles Lambert SA........       450         75,413
Hong Leong Finance Ltd. ...........    50,000    $   105,617
Household International, Inc. .....    15,000      1,761,563
JCG Holdings.......................    60,000         48,404
MBNA Corp..........................   539,950     19,775,669
Merrill Lynch & Co., Inc...........   119,200      7,107,300
Morgan Stanley, Dean Witter,
 Discover & Co.....................   366,600     15,786,713
Nichiei Co. Ltd. ..................    13,300      1,543,408
Nomura Securities Co...............    61,000        840,939
PMI Group, Inc.....................    84,000      5,239,500
Promise Co. Ltd....................    10,600        606,718
Salomon, Inc.......................    74,800      4,160,750
Sanyo Shinpan Finance Co. Ltd. ....     9,800        606,247
Schroders PLC......................     3,875        105,856
Takefuji Corp......................    26,000      1,420,120
Yamaichi Securities................    70,000        208,272
                                               --------------
                                                  75,392,358
                                               --------------
INSURANCE (3.3%)
Aegon N.V. ........................    15,000     1,046,833
Allianz AG Holding.................     9,000     1,883,709
AMEV N.V...........................    17,000       756,878
Assicurazioni Generali.............    21,800       396,116
Commercial Union PLC...............    10,726       112,758
Corporacion Mapfre Cia
 Inter SA..........................    12,000       638,363
Fortis AG..........................       740       152,805
General Accident...................     8,971       130,971
GIO Australia Holdings Ltd.  ......   200,000       619,141
ING Groep N.V......................    18,268       842,180
Istituto Naz Delle Assicurazioni ..    60,000        91,381
Koa Fire & Marine..................    19,000       114,885
Legal & General Group..............    23,090       155,866
Life Re Corp.......................   240,000    11,190,000
MGIC Investment Corp. .............   132,800     6,366,100
Mitsui Marine & Fire Insurance
 Co................................    13,000        93,919
Norwich Union PLC*.................   117,500       624,949
Pacific & Orient BHD...............   150,000       356,577
PennCorp Financial Group, Inc. ....   131,400     5,058,900
Prudential Corp....................    62,486       604,879
Royal & Sun Alliance Insurance
 Group PLC.........................    49,613       365,877
Schweizerische Ruckversicherungs
 Gesellschaft......................       640       904,896
Skandia Forsakrings AB.............     2,500        92,259
TIG Holdings, Inc. ................    36,900     1,153,125
Tokio Marine & Fire Insurance Co. .    34,000       444,987
Travelers Group, Inc...............   258,834    16,322,719
                                              --------------
                                                 50,521,073
                                              --------------
REAL ESTATE (0.5%)
British Land Co....................     8,416        79,297
Castellum AB*......................   136,140     1,022,435
Cheung Kong Holdings...............    59,000       582,590
City Developments Ltd..............    50,000       489,613
Daibiru Corp.......................    17,000       204,694
DBS Land...........................    17,000        53,746
Diligentia AB*.....................       800         9,737
JP Realty, Inc.....................    13,100       355,338
Land Securities PLC................     9,978       140,773

                                       65

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Lend Lease Corp. Ltd...............     4,100    $     86,680
Macerich Co. ......................    12,700         352,425
MEPC PLC...........................     8,200          67,297
Mitsubishi Estate Co...............    46,000         666,259
Mitsui Fudosan.....................    20,000         275,718
Nackebro Fastighets AB.............       310           3,974
New World Development Co...........    48,000         286,242
Sap Holdings*......................    40,000          90,333
Singapore Land Ltd.................    60,000         272,785
Sino Land Co. .....................   740,000         802,344
Sumitomo Realty & Development Co. .   152,000       1,339,499
Sun Hung Kai Properties............    48,000         577,750
Wharf Holdings.....................    17,000          73,729
                                               --------------
                                                    7,833,258
                                               --------------
UTILITY--ELECTRIC (0.7%)
British Energy PLC.................   418,000       1,019,412
China Light & Power Co. Ltd. ......    36,000         203,994
Edison Spa.........................    15,000          74,578
Electrabel.........................     1,290         276,414
Electricidade de Portugal*.........    50,800         932,002
Endesa.............................     8,564         718,814
Energy Group PLC*..................    13,333         142,273
Enersis S.A. (ADR).................     6,000         213,375
Gas Y Electridad SA (Series 2) ....     5,000         268,359
Hidroelectrica del Cantabrico .....    12,000         486,915
Iberdrola SA.......................    95,289       1,202,613
Kansai Electric Power Co., Inc. ...    22,400         431,934
National Grid Group PLC............   140,000         511,562
National Power PLC.................   120,560       1,047,634
Powergen PLC (ADR).................     1,250          60,625
RWE AG.............................     8,600         369,861
Tenaga Nasional BHD................    85,000         414,223
Tohoku Electric Power Co., Inc. ...    11,500         204,694
Tokyo Electric Power Co., Inc. ....    28,000         588,779
Tractebel Investment International
 Capital...........................       220          91,713
Tractebel Investment International
 Capital--Warrants*................       220               0
United Utilities PLC...............     8,965          98,573
Veba AG............................    20,000       1,129,652
Viag AG............................       500         228,367
                                               --------------
                                                   10,716,366
                                               --------------
UTILITY--GAS (0.0%)
Centrica PLC*......................   100,557         122,618
Scottish Power PLC.................    13,327          86,745
Thames Water.......................     7,439          85,881
                                               --------------
                                                      295,244
                                               --------------
UTILITY--TELEPHONE (1.4%)
British Telecommunications.........   181,984       1,351,151
Cable & Wireless...................    53,873         495,495
Empresas Telex--Chile S.A. (ADR) ..    14,100          79,313
Frontier Corp......................    18,800         374,825
Hellenic Telecommunication
 Organization SA*..................    17,000         399,151
Hellenic Telecommunication
 Organization SA--Rights*..........    17,000               0
Kon. PTT Nederland+................    15,000         588,366
Portugal Telecom SA................     1,670    $     67,348
PT Indonesian Satellite (ADR) .....     9,100         272,431
Singapore Telecommunications Ltd.      66,000         121,872
Telecom Corp. of New Zealand ......    23,300         118,699
Telecom Italia Spa.................    97,500         291,830
Telefonica de Espana SA............    30,829         891,126
Telefonica del Peru S.A. (ADR) ....    32,000         838,000
Telekom Malaysia BHD...............    67,500         315,571
Telephone & Data Systems, Inc. ....    42,100       1,597,169
Teleport Communications Group,
 Inc. (Class A)*...................   314,300      10,725,474
Videsh Sanchar Nigam Ltd. (GDR)*+      49,000         971,425
                                               --------------
                                                   19,499,246
                                               --------------
 TOTAL CREDIT SENSITIVE (13.5%) ...               205,413,885
                                               --------------
ENERGY
COAL & GAS PIPELINES (0.1%)
BG PLC.............................   142,583         524,561
OMV AG.............................     5,000         640,112
                                               --------------
                                                    1,164,673
                                               --------------
OIL--DOMESTIC (1.1%)
Apache Corp........................   139,100       4,520,750
Costilla Energy, Inc.*.............    27,500         354,063
KCS Energy, Inc....................     9,400         383,050
Louis Dreyfus Natural Gas Corp.* ..   164,700       2,676,375
Murphy Oil Corp....................    40,000       1,950,000
Tom Brown, Inc.*...................    50,000       1,062,500
USX-Marathon Group.................   205,700       5,939,588
                                               --------------
                                                   16,886,326
                                               --------------
OIL--INTERNATIONAL (1.6%)
British Petroleum Co. PLC..........   149,481      1,857,598
Canadian Occidental................    52,000      1,170,000
Cosmo Oil Co. Ltd..................    11,000         52,596
Elf Aquitaine......................    12,100      1,305,392
ENI Spa............................   120,000        679,186
ENI Spa (ADR)......................     5,000        284,375
Gulf Canada Resources Ltd.*........   717,900      5,967,544
Mitsubishi Oil Co..................     8,000         35,599
Nippon Oil Co. Ltd. ...............    22,000        120,356
Norsk Hydro AS.....................     2,100        114,453
Oil Search Ltd.....................   340,000        924,181
Petrofina SA.......................       290        109,812
Repsol SA..........................    12,748        538,890
Royal Dutch Petroleum Co...........    12,697      2,641,511
Texaco, Inc. ......................    74,500      8,101,875
Total Campagnie Francaise..........       900         90,969
                                               --------------
                                                  23,994,337
                                               --------------
OIL--SUPPLIES & CONSTRUCTION (4.0%)
Baker Hughes, Inc..................   131,250      5,077,734
BJ Services Co.*...................   117,400      6,295,575
Bouygues Offshore SA (ADR).........    80,000      1,000,000
Coflexip (ADR).....................    11,000        331,375
Compagnie Generale de Geophysique
 (ADR)*............................   139,000      2,675,750

                                       66

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
Diamond Offshore Drilling, Inc.* ..    30,000    $  2,343,750
Halliburton Co.....................   156,650      12,414,513
Nabors Industries, Inc.*...........   201,500       5,037,500
Noble Drilling Corp.*..............   193,700       4,370,356
Parker Drilling Co.*...............   265,600       2,954,800
Rowan Cos., Inc.*..................    20,800         586,300
Santa Fe International Corp.* .....    40,000       1,360,000
Schlumberger, Ltd..................    31,500       3,937,500
Transocean Offshore, Inc...........   183,000      13,290,375
                                               --------------
                                                   61,675,528
                                               --------------
RAILROADS (0.5%)
East Japan Railway Co..............        55         282,174
Genesee & Wyoming, Inc.
 (Class A)*........................    21,000         551,250
Kinki Nippon Railroad Co...........    29,000         177,122
Odakyu Electric Railway Co.........     4,000          23,733
Tobu Railway Co. Ltd...............    14,000          64,619
Tokyu Corp.........................    17,000         105,462
Union Pacific Corp.................   103,000       7,261,500
                                               --------------
                                                    8,465,860
                                               --------------
 TOTAL ENERGY (7.3%)...............               112,186,724
                                               --------------
TECHNOLOGY
ELECTRONICS (3.7%)
Altera Corp.*......................   117,900       5,953,950
Applied Materials, Inc.*...........    96,100       6,805,081
Austria Mikro Systeme
 International+....................     1,430         121,201
BMC Industries, Inc................     5,100         174,675
Cisco Systems, Inc.*...............   182,800      12,270,450
Electrocomponents PLC..............     8,375          62,529
Enplas Corp........................    20,000         364,715
Fujimi, Inc........................     3,700         242,448
Hirose Electric Co. Ltd............     1,900         130,303
Hitachi Ltd. ......................    94,000       1,049,821
Hoya Corp..........................    43,000       1,913,446
Insight Enterprises, Inc.*.........     8,700         261,544
Intel Corp.........................    55,900       7,927,319
Kyocera Corp.......................     1,000          79,400
LSI Logic Corp.*...................    45,530       1,456,960
Micron Electronics, Inc.*..........    25,200         448,875
Micron Technology, Inc.*...........    94,500       3,774,094
National Semiconductor Corp.* .....   113,500       3,475,938
Rohm Co. Ltd.......................     8,000         823,663
Seagate Technology, Inc.*..........    18,500         650,969
SGS-Thomson Microelectronics
 N.V.*.............................    10,000         789,559
Shinko Electric Industries.........    24,200         884,722
Spectrum Holobyte, Inc.*...........    30,700         149,663
TDK Corp...........................    22,000       1,614,344
Teradyne, Inc.*....................    56,300       2,209,775
Tokyo Electron.....................     9,400         449,455
Towa Corp.*........................     8,000         337,143
Yokogawa Electric Corp.............   164,000       1,423,785
3D Labs, Inc. Ltd.*................     1,000          29,000
                                               --------------
                                                   55,874,827
                                               --------------
OFFICE EQUIPMENT (1.6%)
Canon, Inc.........................    15,000         408,341
Ceridian Corp.*....................   155,400       6,565,650
Compaq Computer Corp.*.............    82,470    $  8,185,148
Dell Computer Corp.*...............    42,900       5,038,069
Fujitsu Ltd........................    28,000         388,448
Oce-Van De Grinten N.V.............       460          59,332
Read-Rite Corp.*...................     9,900         206,663
Ricoh Elemex Corp..................     9,000         117,006
Sterling Software, Inc.*...........     8,500         265,625
Storage Technology Corp.*..........    77,700       3,457,650
                                               --------------
                                                   24,691,932
                                               --------------

OFFICE EQUIPMENT SERVICES (2.2%)
Accugraph Corp. (Class A)*.........    30,000          28,241
Cognos, Inc.*......................    13,200         410,850
Comverse Technology, Inc.*.........    29,000       1,508,000
First Data Corp....................   158,730       6,974,199
Fuji Soft Corp.....................    19,800         863,799
Istar Internet, Inc.*+.............    30,000          42,362
Microsoft Corp.*...................    59,300       7,494,038
Misys PLC..........................    25,000         567,038
Netscape Communications Corp.* ....    63,700       2,042,381
Oracle Corp.*......................   244,050      12,294,019
SAP AG.............................     2,000         401,170
Saville Systems Ireland (ADR)* ....     8,700         452,400
                                               --------------
                                                   33,078,497
                                               --------------
TELECOMMUNICATIONS (3.1%)
ADC Telecommunications, Inc.* .....   196,200       6,548,175
Architel Systems Corp.*............    30,300         162,366
BCE Mobile Communications, Inc.* ..     4,000         124,262
Comnet Cellular, Inc.*.............    12,200         423,950
Corecomm, Inc.*....................     3,600          62,100
DDI Corp. .........................       140       1,033,418
Deutsche Telekom AG (ADR)..........    70,000       1,688,750
Ericsson (L.M.) Telephone Co.
 (Series B)........................    24,700         973,881
E.R.G. Limited.....................   792,578         897,654
Filtronic Comtek PLC...............   300,000       1,977,664
Hong Kong Telecommunications ......    88,800         212,048
ICG Communications, Inc.*..........    18,800         361,900
Mannesmann AG......................       350         156,345
Millicom International Cellular
 SA*...............................     5,600         267,400
NetCom Systems AB
 (B Shares)*.......................    44,000         621,013
Nextel Communications, Inc. (Class
 A)*...............................    98,600       1,867,238
Nokia Corp. (ADR)..................    95,500       7,043,125
Rogers Cantel Mobile
 Communications (Class B)*.........     6,000         112,966
SK Telecom Co. Ltd.................   127,720       1,285,183
Spectrum Network Systems
 Ltd.*+............................   440,000         106,311
Tadiran Telecommunications Ltd.  ..    60,000       1,293,750
Telecom Italia Mobile Spa..........   150,000         485,133
Tellabs, Inc.*.....................   113,000       6,313,875
Vodafone Group.....................   245,846       1,197,085
WorldCom, Inc.*....................   387,430      12,397,760
                                                --------------
                                                   47,613,352
                                                --------------
 TOTAL TECHNOLOGY (10.6%)..........               161,258,608
                                                --------------

                                       67

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                      NUMBER        VALUE
                                     OF SHARES     (NOTE 1)
-------------------------------------------------------------
DIVERSIFIED
MISCELLANEOUS (0.5%)
BTR PLC............................   117,127    $    400,687
Cie Generale des Eaux..............    10,850       1,390,245
Compagnie Generale de
 Eaux--Warrants*...................    10,850           6,499
Crean (James) PLC--Units...........    40,000         120,078
Damskibs AS (Class B)..............         5         178,852
GKN PLC............................     5,325          91,704
Hanson PLC.........................    16,666          82,816
Hutchison Whampoa..................   123,000       1,063,725
Indonesia Fund, Inc.*..............     4,000          43,500
Industrias Campos Hermanos
 (B Shares)*.......................    90,000         369,242
International UNP Holdings*........   143,000          18,122
International UNP
 Holdings--Warrants*...............   125,000               0
Lagardere S.C.A....................     2,100          60,999
Lyonnais des Eaux Dumez............     1,000         100,737
Mitsubishi Corp....................    10,000         124,771
Mitsui & Co. ......................    39,000         374,313
Montedison Spa*....................    74,000          48,824
Pilkington PLC.....................    17,397          39,676
Sime Darby BHD.....................   180,000         599,049
Smiths Industries..................     5,559          71,210
Sophus Berendsen A/S 'B'...........       385          55,666
Sumitomo Corp......................    22,000         209,231
Taiwan Fund........................     5,000         126,250
Tomkins PLC........................    70,000         302,975
U.S. Industries, Inc.*.............    89,700       3,195,563
Williams Holdings PLC..............    10,569          56,829
                                               --------------
 TOTAL DIVERSIFIED (0.5%)..........                 9,131,563
                                               --------------
TOTAL COMMON STOCKS AND OTHER
 INVESTMENTS (64.7%)
 (Cost $804,385,163)...............               987,897,391
                                               --------------
PREFERRED STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.0%)
Republic Industries, Inc.
 6.5% Exch. Conv...................    21,900         536,550
                                               --------------
PRINTING, PUBLISHING &
 BROADCASTING (0.0%)
Chancellor Broadcasting
 7.0% Conv.+ ......................     7,900         553,000
                                               --------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
 5.0% Conv. Series A ..............    10,400         582,400
                                               --------------
 TOTAL BUSINESS SERVICES (0.1%) ...                 1,671,950
                                               --------------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Finance Trust
 8.5% Conv. .......................    12,300         971,700
                                               --------------
LEISURE RELATED (0.0%)
Village Roadshow Ltd...............    10,000          25,294
                                               --------------
RETAIL--GENERAL (0.0%)
Fielmann AG........................     3,000          91,175
                                               --------------
 TOTAL CONSUMER CYCLICALS (0.1%)                    1,088,169
                                               --------------
CONSUMER NONCYCLICALS (0.0%)
CONTAINERS
Crown Cork & Seal Co., Inc.
 4.5% Conv. .......................    14,700    $    742,350
                                               --------------
CREDIT SENSITIVE
FINANCIAL SERVICES (0.0%)
Money Store
 6.5% Conv. .......................    12,000         327,000
                                               --------------
INSURANCE (0.1%)
PennCorp Financial Group, Inc.
 7.0% Conv.+ ......................    12,200         765,550
                                               --------------
 TOTAL CREDIT SENSITIVE (0.1%) ....                 1,092,550
                                               --------------
ENERGY (0.0%)
OIL--DOMESTIC
Devon Financing Trust
 $3.25 Conv. ......................     7,700         539,000
                                               --------------

TECHNOLOGY
TELECOMMUNICATIONS (0.4%)
Nokia Oy Cum.......................    19,092       1,427,672
Qualcomm Financial Trust
 5.75% Conv.+ .....................    29,400       1,392,825
WorldCom, Inc.
 8.0% Conv. .......................    22,700       2,545,237
                                               --------------
 TOTAL TECHNOLOGY (0.4%)...........                 5,365,734
                                               --------------
TOTAL PREFERRED STOCKS (0.7%)
 (Cost $8,003,929).................                10,499,753
                                               --------------

                                   PRINCIPAL
                                     AMOUNT
                                 ------------
LONG-TERM DEBT SECURITIES
 :
BASIC MATERIALS (0.2%)
METALS & MINING
Southern Peru Ltd.
 7.9%, 05/30/07+.................  $2,500,000   2,541,500
                                              -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
United Waste Systems, Inc.:
 4.5% Conv., 06/01/01+...........     710,000     977,138
 4.5% Conv., 06/01/01............      50,000      68,813
                                              -----------
                                                1,045,951
                                              -----------
PRINTING, PUBLISHING &
 BROADCASTING (0.7%)
Time Warner, Inc.
 9.125%, 01/15/13................   9,000,000   9,992,700
                                              -----------
PROFESSIONAL SERVICES (0.3%)
Career Horizons, Inc.
 7.0% Conv., 11/01/02............     570,000   1,249,725
Danka Business Systems PLC
 6.75% Conv., 04/01/02...........     720,000   1,066,500
First Financial Management Corp.
 5.0% Conv., 12/15/99............     985,000   2,004,475
Personnel Group of America
 5.75% Conv., 07/01/04+ .........     195,000     209,381
                                              -----------
                                                4,530,081
                                              -----------
 TOTAL BUSINESS SERVICES (1.1%) .              15,568,732
                                              -----------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                    PRINCIPAL       VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------------------------------------
CAPITAL GOODS (0.1%)
MACHINERY
DII Group, Inc.
 6.0% Conv., 10/15/02+ ..........  $ 1,215,000   $  1,640,250
                                               --------------
CONSUMER CYCLICALS
LEISURE RELATED (0.0%)
CUC International, Inc.
 3.0% Conv., 02/15/02+...........      640,000       679,200
                                               --------------
RETAIL--GENERAL (0.2%)
Central Garden & Pet Co.:
 6.0% Conv. Sub. Note,
 11/15/03+.......................      565,000       624,325
 6.0% Conv., 11/15/03............      260,000       287,300
Home Depot, Inc.
 3.25% Conv., 10/01/01...........      590,000       671,125
U.S. Office Products Co.
 5.5% Conv., 02/01/01............    1,230,000     1,511,363
                                               --------------
                                                   3,094,113
                                               --------------
 TOTAL CONSUMER CYCLICALS (0.2%)                   3,773,313
                                               --------------
CONSUMER NONCYCLICALS
DRUGS (0.1%)
MedImmune, Inc.:
 7.0% Conv. Sub., 07/01/03+ .....      400,000       454,000
 7.0% Conv., 07/01/03............      100,000       113,500
Quintiles Transnational Corp.:
 4.25% Conv., 05/31/00+..........      580,000       630,025
 4.25% Conv., 05/31/00...........       80,000        86,900
                                               --------------
                                                   1,284,425
                                               --------------
HOSPITAL SUPPLIES & SERVICES (0.1%)
FPA Medical Management, Inc.
 6.5% Conv., 12/15/01+...........      630,000       721,350
Phycor, Inc.
 4.5% Conv., 02/01/03............      700,000       764,750
Tenet Healthcare Corp.
 6.0% Conv., 12/01/05+...........      710,000       887,500
                                               --------------
                                                   2,373,600
                                               --------------
 TOTAL CONSUMER NONCYCLICALS (0.2%)                3,658,025
                                               --------------
CREDIT SENSITIVE
BANKS (1.6%)
Deutsche Bank
 6.7%, 12/13/06..................    8,000,000     7,800,000
Dime Capital Trust I
 9.33%, 05/06/27.................    7,600,000     7,914,564
St. George Bank Ltd.
 7.15%, 10/15/05+ ...............    9,525,000     9,476,423
                                               --------------
                                                  25,190,987
                                               --------------
FINANCIAL SERVICES (1.2%)
Corp Andina de Fomento
 7.25%, 03/01/07.................   10,700,000    10,729,960
Morgan Stanley, Dean Witter,
 Discover & Co.
 6.875%, 03/01/07................    6,365,000     6,245,975
RAC Financial Group, Inc.:
 7.25% Conv. Sub., 08/15/03+ ....      505,000     1,095,850
 7.25% Conv, 08/15/03............       50,000       108,500
                                               --------------
                                                  18,180,285
                                               --------------
FOREIGN GOVERNMENT (0.6%)
Ministry Finance of Russia
 10.0%, 06/26/07+................  $10,000,000   $ 9,965,000
                                               --------------
INSURANCE (0.1%)
Corporacion Mapfre
    8.5% Conv., 02/27/99...... Peseta 4,700,000      31,891
Penn Treaty American Corp.:
 6.25% Conv., 12/01/03+..........  $   735,000       918,750
 6.25% Conv., 12/01/03...........       45,000        56,250
                                               --------------
                                                   1,006,891
                                               --------------
MORTGAGE RELATED (4.3%)
Federal Home Loan Mortgage
 Corp.:
 7.0%, 09/01/11..................    9,718,252     9,700,031
 7.0%, 01/01/12..................    4,620,121     4,611,459
Federal National Mortgage
 Association:
 6.5%, 01/01/11..................      890,789       872,417
 6.0%, 04/01/11..................   11,754,380    11,324,617
 6.5%, 08/01/11..................    8,515,371     8,339,742
 7.0%, 08/01/26..................    2,430,746     2,382,139
 7.0%, 05/01/26..................    9,962,065     9,762,854
Government National Mortgage
 Association:
 7.5%, 11/15/26..................    9,784,602     9,809,093
 7.5%, 04/15/27..................    2,985,002     2,992,474
World Financial Property
 6.95%, 09/01/13+................    5,250,000     5,171,250
                                               --------------
                                                  64,966,076
                                               --------------
UTILITY--GAS (0.6%)
RAS Laffan Liquid Natural Gas
 8.294%, 09/15/14+ ..............    8,500,000     8,919,050
                                               --------------
U.S. GOVERNMENT (10.9%)
U.S. Treasury:
 6.125% Note, 08/31/98...........   72,300,000    72,480,750
 6.25% Note, 04/30/01............   22,500,000    22,443,750
 6.5% Note, 05/31/02.............   46,200,000    46,373,250
 6.625% Bond, 02/15/27...........   26,500,000    25,920,306
                                               --------------
                                                 167,218,056
                                               --------------
 TOTAL CREDIT SENSITIVE (19.3%) .                295,446,345
                                               --------------
ENERGY
COAL & GAS PIPELINES (0.1%)
Nabors Industries, Inc.
 5.0% Conv., 05/15/06............      720,000     1,085,400
Swift Energy Co.
 6.25% Conv., 11/15/06...........      665,000       667,494
                                               --------------
                                                   1,752,894
                                               --------------
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note,
 02/15/07........................      365,000       424,769
Seacor Holdings, Inc.:
 5.375% Conv., 11/15/06+.........      605,000       635,250
 5.375% Conv., 11/15/06 .........       70,000        73,500
                                               --------------
                                                   1,133,519
                                               --------------
 TOTAL ENERGY (0.2%).............                  2,886,413
                                               --------------

                                       69

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1997 (Unaudited)

                                    PRINCIPAL       VALUE
                                     AMOUNT        (NOTE 1)
-------------------------------------------------------------
TECHNOLOGY
ELECTRONICS (1.2%)
Altera Corp.
 5.75% Conv. Sub. Note,
 06/15/02+ ......................  $ 1,065,000  $    2,175,263
Applied Magnetics Corp.
 7.0% Conv. Sub., 03/15/06 ......    1,395,000       1,940,794
Baan Co.
 4.5% Con. Sub. Note,
 12/15/01+.......................      780,000       1,240,200
HMT Technology Corp.
 5.75% Conv., 01/15/04+ .........    1,790,000       1,525,975
Motorola, Inc.
 Zero Coupon Conv., 09/27/13 ....    1,105,000         994,500
Photronics, Inc.
 6.0% Conv., 06/01/04............      955,000       1,064,825
Quantum Corp.
 5.0% Conv., 03/01/03+ ..........      345,000         658,088
Sanmina Corporation
 5.5% Conv., 08/15/02+...........    1,040,000       2,402,400
SCI Systems, Inc.
 5.0% Conv., 05/01/06............    1,195,000       1,741,713
Solectron Corp.
 6.0% Conv., 03/01/06+...........      765,000         956,250
Trikon Technologies, Inc.
 7.125% Conv., 10/15/01+.........      530,000         376,300
Xilinx, Inc.
 5.25% Conv., 11/01/02+..........    1,180,000       1,358,475
3Com Corp.
 10.25% Conv., 11/01/01+ ........      865,000       1,198,025
                                                --------------
                                                    17,632,808
                                                --------------
TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc.
 5.75% Conv. Sub., 10/01/06+ ....    1,425,000       1,866,750
                                                --------------
 TOTAL TECHNOLOGY (1.3%).........                   19,499,558
                                                --------------
DIVERSIFIED (0.0%)
MISCELLANEOUS
Brierley Investment Ltd.
 9.0% Conv. Sub. Note, 06/30/98 .       14,000          13,694
                                                --------------
TOTAL LONG-TERM DEBT SECURITIES (22.6%)
 (Amo rtized Cost $336,901,368) ..                  345,027,830
                                                --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
Chase Manhattan Bank:
 5.53%, due 08/18/97.............   18,000,000      17,867,280
 5.53%, due 08/29/97.............    5,120,069       5,073,666
 5.6%, due 09/29/97..............    5,000,000       4,929,125
                                                --------------
 TOTAL BANKERS' ACCEPTANCES (1.8%)                  27,870,071
                                                --------------
CERTIFICATES OF DEPOSIT (1.0%)
Norinchuckin Bank Ltd.
 5.78%, due 07/10/97.............  $15,000,000  $   15,000,306
                                                --------------
COMMERCIAL PAPER
Associates Corp. of North
 America
 6.3%, due 07/01/97..............   50,000,000      50,000,000
Bankers Trust Securities
 6.3%, due 07/01/97..............    9,900,000       9,900,000
Dakota Funding, Inc.
 6.3%, due 07/01/97..............    2,200,000       2,200,000
Dresdner U.S. Finance, Inc.
 6.25%, due 07/01/97.............   11,900,000      11,900,000
Province of Quebec
 5.56%, due 07/14/97.............   10,000,000       9,979,922
                                                --------------
 TOTAL COMMERCIAL PAPER (5.5%)                      83,979,922
                                                --------------

TIME DEPOSITS
Mitsubishi Bank Ltd.-N.Y.
 6.375%, due 07/01/97............   44,700,000      44,700,000
Sumitomo Bank Ltd.
 6.25%, due 07/01/97.............    5,600,000       5,600,000
                                                --------------
 TOTAL TIME DEPOSITS (3.3%) .....                   50,300,000
                                                --------------
TOTAL SHORT-TERM DEBT SECURITIES (11.6%)
 (Amortized Cost $177,151,174) ..                  177,150,299
                                                --------------
TOTAL INVESTMENTS (99.6%)
 (Cost/Amortized Cost $1,326,441,634)            1,520,575,273
OTHER ASSETS
 LESS LIABILITIES (0.4%).........                    6,927,599
                                                --------------
NET ASSETS (100.0%)..............               $1,527,502,872
                                                ==============

DISTRIBUTION OF INVESTMENTS BY
 GLOBAL REGION
As a Percentage of Total
Investments
Canada...................   0.6%
France ..................   1.2
Germany .................   1.0
Japan....................   5.8
Latin America............   1.2
Netherlands .............   0.9
New Zealand & Australia .   1.3
Scandinavia..............   1.5
Southeast Asia...........   1.1
Spain ...................   0.5
Switzerland .............   0.8
United Kingdom...........   2.8
United States**..........  80.6
Other European Countries.   0.7
                         -------
                          100.0%

------------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 11.7%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1997, these securities amounted to $72,651,431 or 4.8% of net assets.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited)

1. Organization and Significant Accounting Policies

   The Hudson River Trust (the "Trust") (successor to The Hudson River Fund, Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust issues shares of beneficial interest currently divided among fourteen Portfolios (the "Portfolios"): Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors. Effective October 2, 1996, the Trust made available a second class of shares, Class IB, for each of the Trust's Portfolios. In connection with the Class IB shares offering, the existing class of shares has been redesignated Class IA. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

   Class IA shares are offered to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, Equitable Variable Life Insurance Company ("Equitable Variable"), a wholly-owned subsidiary of the Equitable, and to separate accounts of other insurance companies unaffiliated with Equitable and Equitable Variable. Effective January 1, 1997, Equitable Variable was merged into Equitable. Class IB shares are offered to an insurance company separate account of Equitable. Effective March 12, 1997, the Trust's Board of Trustees approved the establishment of the Alliance Small Cap Growth Portfolio at an initial share value of $10. The Portfolio commenced operations on May 1, 1997.

   The investment objectives of each Portfolio are as follows:

   Alliance Money Market Portfolio -- High level of current income, preserve its assets and maintain liquidity. The Portfolio pursues this objective by investing in primarily high quality U.S. dollar denominated money market instruments.

   Alliance Intermediate Government Securities Portfolio -- High current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

   Alliance Quality Bond Portfolio -- High current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

   Alliance High Yield Portfolio -- High return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Portfolio pursues this objective by investing primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities. The medium and lower quality debt securities in which the Portfolio may invest are known as "junk bonds."

   Alliance Growth and Income Portfolio -- High total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

   Alliance Equity Index Portfolio -- Total return before expenses that approximates the total return performance of the Standard & Poor's Corporation 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

   Alliance Common Stock Portfolio -- Long-term growth of its capital and increase income. The Portfolio pursues this objective by investing primarily in common stock and other equity-type instruments.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997

    Alliance Global Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in equity securities of non-United States companies as well as United States issuers.

   Alliance International Portfolio -- Long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

   Alliance Aggressive Stock Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies with strong growth prospects.

   Alliance Small Cap Growth Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by smaller-sized companies with strong growth potential.

   Alliance Conservative Investors Portfolio -- High total return without, in the investment adviser's opinion, undue risk to principal. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and debt securities.

   Alliance Balanced Portfolio -- High return through both appreciation of capital and current income. The Portfolio pursues this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

   Alliance Growth Investors Portfolio -- Highest total return consistent with the investment adviser's determination of reasonable risk. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times fixed income securities that are medium and lower quality debt securities known as "junk bonds."

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   The following is a summary of the significant accounting policies of the
Trust:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

   Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

   Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

   Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

   Long-term corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997

    U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

   Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

   Except for the Alliance Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Alliance Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

   Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

   Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

   Interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

   Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Expenses attributable to a single Portfolio are charged to that Portfolio. Expenses of the Trust are charged to each Portfolio in proportion to net assets.

   The Board of Trustees has approved the lending of portfolio securities, through its custodian bank Chase Manhattan Bank, N.A. ("Chase") acting as lending agent, to certain broker-dealers in exchange for negotiated lenders' fees. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. All loans will be collateralized in the form of cash or U.S. Government securities. Chase will indemnify the Portfolios from any loss resulting from a borrower's failure to return a loaned security when due. At June 30, 1997, the value of securities loaned and collateral received were as follows:

                                               VALUE OF      VALUE OF
                                              SECURITIES    COLLATERAL
PORTFOLIO                                       LOANED       RECEIVED*
-----------------------------------------------------------------------
Alliance Intermediate Government
 Securities................................. $ 21,439,087  $ 22,219,089
Alliance Quality Bond ......................   25,118,324    26,009,563
Alliance Growth and Income .................   32,793,293    33,894,576
Alliance Equity Index ......................   34,238,299    35,290,004
Alliance Common Stock ......................  422,438,028   436,625,273
Alliance Global ............................  113,468,335   120,706,863
Alliance International .....................   19,911,281    21,721,648
Alliance Aggressive Stock ..................  488,604,672   493,848,504
Alliance Conservative Investors ............   46,936,539    48,771,218
Alliance Balanced ..........................  196,678,203   205,206,975
Alliance Growth Investors ..................  178,270,621   186,272,612

------------
* Including U.S. Government securities valued at $172,500, $411,760 and $346,280 for the Alliance Equity Index, Alliance International and Alliance Growth Investors Portfolios, respectively.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997

    Chase invests the cash collateral and retains a portion of the interest earned. During the six months ended June 30, 1997, the Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios received $10,458, $24,955, $6,896, $4,665, $110,462, $156,806, $37,869, $836,236, $26,526,
$194,728, and $184,265, respectively, of security loan fees, net of rebates paid. Such net fees are included in interest income in the accompanying Statements of Operations.

   The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

    (i) market value of investment securities, other assets and liabilities--at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

   The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Net currency gains or losses realized and unrealized as a result of differences between interest or dividends and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

   The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional Shares of the related Portfolios. All dividends are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

   Options Written:

   All Portfolios (except for the Alliance Money Market and Alliance Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

   Futures and Forward Contracts:

   Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997

"marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

   Limitations on Market and Credit Risk:

   Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The contract amounts of these written options, futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

   Statement of Position 93-2:

   For the year ended December 31, 1996, in conformity with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                      ALLIANCE                 ALLIANCE
                                       QUALITY     ALLIANCE     EQUITY       ALLIANCE      ALLIANCE
                                        BOND      HIGH YIELD     INDEX     COMMON STOCK     GLOBAL
                                      PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                     ----------- ------------ ----------- -------------- ------------
Paid-in capital......................  $     --    $      --    $  (7,525)  $  (988,124)   $ (220,445)
Undistributed (overdistributed) net
 investment income...................    42,229      449,873     (284,528)   (8,723,430)    1,186,161
Accumulated net realized gain
 (loss)..............................   (42,229)    (449,873)     292,053     9,711,554      (965,716)

                                                       ALLIANCE      ALLIANCE                 ALLIANCE
                                        ALLIANCE      AGGRESSIVE   CONSERVATIVE   ALLIANCE     GROWTH
                                      INTERNATIONAL     STOCK       INVESTORS     BALANCED    INVESTORS
                                        PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO
                                     --------------- ------------ -------------- ----------- -----------
Paid-in capital......................    $      --      $    --       $    --      $     --    $      --
Undistributed (overdistributed) net
 investment income ..................      352,064        3,794        (8,654)      (35,347)     842,896
Accumulated net realized gain
 (loss)..............................     (352,064)      (3,794)        8,654        35,347     (842,896)


THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997

 2. Management of the Trust

   Alliance Capital Management L.P. (Alliance), a publicly traded limited partnership, indirectly majority-owned by Equitable, is the investment adviser. Prior to May 1, 1997, the investment advisory fees were as follows:

                                                                                       AVERAGE DAILY NET ASSETS
                                                                         --------------------------------------------------
                                                                               FIRST             NEXT             OVER
                                                                            $350 MILLION     $400 MILLION     $750 MILLION
                                                                         ---------------- ---------------- ----------------
Alliance Common Stock, Alliance Money Market and Alliance Balanced
 Portfolios..............................................................       .40%             .375%            .35%
Alliance Aggressive Stock and Alliance Intermediate Government
 Securities Portfolios...................................................       .50%             .475%            .45%
Alliance High Yield, Alliance Global, Alliance Conservative Investors
 and Alliance Growth Investors Portfolios................................       .55%             .525%            .50%

                                                                               FIRST             NEXT             OVER
                                                                            $500 MILLION     $500 MILLION      $1 BILLION
                                                                         ---------------- ---------------- ----------------
Alliance Quality Bond and Alliance Growth and Income Portfolios  ........       .55%             .525%            .50%

                                                                               FIRST             NEXT             OVER
                                                                            $750 MILLION     $750 MILLION     $1.5 BILLION
                                                                         ---------------- ---------------- ----------------
Alliance Equity Index Portfolio..........................................       .35%              .30%            .25%

                                                                               FIRST             NEXT             OVER
                                                                            $500 MILLION      $1 BILLION      $1.5 BILLION
                                                                         ---------------- ---------------- ----------------
Alliance International Portfolio.........................................       .90%              .85%            .80%

   On December 13, 1996, the Trust's Board of Trustees approved a new Investment Advisory Agreement with Alliance and subsequently extended the agreement to the Alliance Small Cap Growth Portfolio on March 12, 1997. On April 9, 1997, shareholders of each respective Portfolio, except for the Alliance Small Cap Growth Portfolio which commenced operations on May 1, 1997, approved a new Investment Advisory Agreement. Effective May 1, 1997, the advisory fees payable under this agreement are as follows:

                                                                    AVERAGE DAILY NET ASSETS
                                            ----------------------------------------------------------------------
                                                 FIRST           NEXT          NEXT          NEXT
                                              $750 MILLION   $750 MILLION   $1 BILLION   $2.5 BILLION   THEREAFTER
                                            -------------- -------------- ------------ -------------- ------------
PORTFOLIO
---------
Alliance Money Market ......................      .350%          .325%         .300%         .280%         .270%
Alliance Intermediate Government
 Securities.................................      .500%          .475%         .450%         .430%         .420%
Alliance Quality Bond.......................      .525%          .500%         .475%         .455%         .445%
Alliance High Yield.........................      .600%          .575%         .550%         .530%         .520%
Alliance Growth and Income .................      .550%          .525%         .500%         .480%         .470%
Alliance Equity Index ......................      .325%          .300%         .275%         .255%         .245%
Alliance Common Stock ......................      .475%          .425%         .375%         .355%         .345%*
Alliance Global ............................      .675%          .600%         .550%         .530%         .520%
Alliance International .....................      .900%          .825%         .800%         .780%         .770%
Alliance Aggressive Stock ..................      .625%          .575%         .525%         .500%         .475%
Alliance Small Cap Growth ..................      .900%          .850%         .825%         .800%         .775%
Alliance Conservative Investors ............      .475%          .425%         .375%         .350%         .325%
Alliance Balanced ..........................      .450%          .400%         .350%         .325%         .300%
Alliance Growth Investors ..................      .550%          .500%         .450%         .425%         .400%

------------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997

3. Distribution Plan

   The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act for the Class IB shares of the Trust. Under the Plan, the Trust pays a distribution fee to Equitable Distributors, Inc. ("Distributor"), an indirect, wholly-owned subsidiary of the Equitable, at an annual rate of up to 0.50% of each Portfolio's average daily net assets attributable to Class IB shares. The Trustees currently limit payments at an annual rate equal to 0.25% of average daily net assets attributable to its Class IB shares. In accordance with the Plan, payments are made for services rendered to the Trust with respect to Class IB shares regardless of the level of expenditures incurred by the Distributor. The Plan provides that the Distributor will use such payments for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class IB shares.

4. Investment Transactions

   Investment security transactions, excluding short-term debt securities, for the six months ended June 30, 1997 were as follows:

                                                       PURCHASES                         SALES
                                            ------------------------------- -------------------------------
                                              STOCKS AND    U.S. GOVERNMENT   STOCKS AND    U.S. GOVERNMENT
PORTFOLIO                                   DEBT SECURITIES  AND AGENCIES   DEBT SECURITIES  AND AGENCIES
----------                                  --------------- --------------- --------------- ---------------
Alliance Intermediate Government
 Securities................................. $           --   $110,555,767   $           --   $ 97,493,021
Alliance Quality Bond.......................     97,277,326    214,082,744       95,963,557    198,001,341
Alliance High Yield.........................    680,250,724             --      618,896,271             --
Alliance Growth and Income..................    259,149,680             --      136,421,942             --
Alliance Equity Index.......................    203,547,882             --       11,115,512             --
Alliance Common Stock.......................  1,961,952,418             --    1,510,333,514             --
Alliance Global ............................    315,383,965             --      252,910,268             --
Alliance International......................     82,838,725             --       39,196,873             --
Alliance Aggressive Stock...................  2,543,488,958             --    2,133,138,931             --
Alliance Small Cap Growth *.................     10,518,569             --          680,153             --
Alliance Conservative Investors.............     77,135,272    198,852,495       83,480,302    187,780,605
Alliance Balanced...........................    542,416,196    616,197,949      585,112,289    555,146,836
Alliance Growth Investors...................    552,300,427    364,722,901      503,144,267    318,111,132

------------
*     For the period from May 1, 1997 (commencement of operations) to June 30,
      1997.

   No activity is shown for the Alliance Money Market Portfolio since it trades exclusively in short-term debt securities.

   Transactions in options written for the six months ended June 30, 1997 are summarized as follows:

                                                             ALLIANCE
                                                           COMMON STOCK
                                                            PORTFOLIO
                                                    --------------------------
                                                     NUMBER OF     PREMIUMS
                                                     CONTRACTS     RECEIVED
                                                    ----------- --------------
Options outstanding--January 1, 1997................   161,200    $ 68,607,800
Options written.....................................   533,850     215,802,478
Options terminated in closing purchase
 transactions.......................................  (160,850)    (80,692,100)
Options expired.....................................   (25,650)     (8,044,400)
Options exercised ..................................  (251,600)    (98,913,828)
                                                    ----------- --------------
Options outstanding--June 30, 1997 .................   256,950    $ 96,759,950
                                                    =========== ==============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997

    The Portfolios (except for the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At June 30, 1997, the Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:

                                                   CONTRACT      COST ON       U.S. $      UNREALIZED
                                                    AMOUNT     ORIGINATION    CURRENT     APPRECIATION
ALLIANCE GLOBAL PORTFOLIO:                          (000'S)       DATE         VALUE     (DEPRECIATION)
--------------------------                        ----------- ------------- ------------ --------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, expiring 07/01/97................         75   $   124,973  $   124,913    $      (60)
Finnish Markka, expiring 07/01/97................      1,100       212,572      212,314          (258)
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Marks, expiring 09/22/97................     49,716    30,128,351   29,318,433       809,918
French Franc, expiring 10/14/97..................    140,000    24,787,374   24,305,134       482,240
Japanese Yen, expiring 07/14/97..................  1,055,000     8,460,643    8,832,887      (372,244)
Netherlands Guilders, expiring
 08/25/97-09/22/97...............................     74,865    40,348,174   39,242,467     1,105,707
Norwegian Krone, expiring 10/14/97...............     65,000     9,405,407    9,142,053       263,354
Spanish Peseta, expiring 10/14/97................  3,600,000    25,293,173   24,860,162       433,011
Swedish Krona, expiring 10/14/97.................    100,000    12,893,227   12,920,898       (27,671)
                                                                                           ----------
                                                                                           $2,693,997
                                                                                           ==========

                                                   CONTRACT     COST ON       U.S. $      UNREALIZED
                                                    AMOUNT    ORIGINATION    CURRENT     APPRECIATION
ALLIANCE INTERNATIONAL PORTFOLIO:                  (000'S)       DATE         VALUE     (DEPRECIATION)
---------------------------------                 ---------- ------------- ------------ --------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, expiring 07/01/97................       50    $    83,315  $    83,275     $    (40)
Finnish Markka, expiring 07/01/97................      550        106,286      106,157         (129)
FOREIGN CURRENCY SALE CONTRACTS
Deutsche Marks, expiring 08/28/97-09/22/97 ......   29,423     17,825,060   17,348,507      476,553
French Franc, expiring 10/14/97..................   46,300      8,197,538    8,038,055      159,483
Japanese Yen, expiring 07/14/97..................  204,800      1,642,407    1,714,668      (72,261)
Netherlands Guilders, expiring
 08/25/97-09/22/97...............................   13,576      7,311,944    7,113,704      198,240
Norwegian Krone, expiring 10/14/97...............   20,100      2,908,441    2,827,004       81,437
Spanish Peseta, expiring 10/14/97................  700,000      4,918,116    4,833,920       84,196
Swedish Krona, expiring 10/14/97.................   37,000      4,770,494    4,780,732      (10,238)
                                                                                           --------
                                                                                           $917,241
                                                                                           ========

                                             CONTRACT     COST ON     U.S. $
                                              AMOUNT    ORIGINATION   CURRENT    UNREALIZED
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:   (000'S)       DATE        VALUE    DEPRECIATION
------------------------------------------ ---------- ------------- --------- --------------
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, expiring 07/01/97............   6,300       $54,286     $54,626      $(340)
                                                                                   ======

                                  CONTRACT     COST ON      U.S. $
                                   AMOUNT    ORIGINATION   CURRENT     UNREALIZED
ALLIANCE BALANCED PORTFOLIO:      (000'S)       DATE        VALUE     APPRECIATION
----------------------------    ---------- ------------- ---------- --------------
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, expiring
 07/01/97.......................   31,498     $279,471     $277,150      $2,321
                                                                         ======

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997

                                                   CONTRACT     COST ON       U.S. $      UNREALIZED
                                                    AMOUNT    ORIGINATION    CURRENT     APPRECIATION
ALLIANCE GROWTH INVESTORS PORTFOLIO:               (000'S)       DATE         VALUE     (DEPRECIATION)
------------------------------------              ---------- ------------- ------------ --------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, expiring 07/02/97................      134    $   224,011  $   223,589    $     (422)
Japanese Yen, expiring 07/02/97..................    5,853         52,654       51,862          (792)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollars, expiring 07/01/97-07/07/97 ..      127         90,028       92,945        (2,917)
Deutsche Marks, expiring 08/28/97-09/22/97 ......   23,949     14,492,974   14,112,993       379,981
French Franc, expiring 10/14/97..................   76,000     13,456,002   13,194,215       261,787
Italian Lire, expiring 07/01/97..................  115,465         66,992       67,445          (453)
Japanese Yen, expiring 07/14/97..................  366,700      2,940,775    3,070,161      (129,386)
Netherlands Guilders, expiring
 08/25/97-09/22/97...............................   24,520     13,213,800   12,852,137       361,663
New Zealand Dollars, expiring 07/01/97-07/03/97 .       84         54,451       55,606        (1,155)
Norwegian Krone, expiring 07/01/97-10/14/97 .....   20,004      2,894,440    2,813,419        81,021
Spanish Peseta, expiring 10/14/97................  700,000      4,918,116    4,833,920        84,196
Swedish Krona, expiring 10/14/97.................   40,000      5,157,290    5,168,359       (11,069)
                                                                                          ----------
                                                                                          $1,022,454
                                                                                          ==========

   As of June 30, 1997, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

                                                                    GROSS UNREALIZED
                                                  COST OF     -----------------------------     NET UNREALIZED
PORTFOLIO                                      INVESTMENTS     APPRECIATION     DEPRECIATION     APPRECIATION
---------                                    ---------------  --------------   --------------   --------------

Alliance Money Market........................ $  455,780,064  $      142,040   $     (36,888) $      105,152
Alliance Intermediate Government Securities      102,447,147         591,387        (282,354)        309,033
Alliance Quality Bond .......................    175,561,329       1,903,078        (201,707)      1,701,371
Alliance High Yield .........................    261,423,380       7,809,955      (2,789,725)      5,020,230
Alliance Growth and Income ..................    355,230,738      56,363,683      (4,099,896)     52,263,787
Alliance Equity Index .......................    515,164,980     156,526,037      (4,431,759)    152,094,278
Alliance Common Stock .......................  5,914,974,872   2,406,314,521    (181,286,696)  2,225,027,825
Alliance Global .............................    972,540,210     260,863,938     (54,155,914)    206,708,024
Alliance International ......................    199,159,003      30,588,038     (13,429,672)     17,158,366
Alliance Aggressive Stock ...................  3,733,473,451     653,125,562    (126,705,543)    526,420,019
Alliance Small Cap Growth ...................     12,056,088         866,836         (61,375)        805,461
Alliance Conservative Investors .............    265,687,430      22,570,085      (2,313,117)     20,256,968
Alliance Balanced ...........................  1,453,016,186     212,485,095     (16,574,316)    195,910,779
Alliance Growth Investors ...................  1,329,531,105     221,151,329     (30,107,161)    191,044,168

   During the year ended December 31, 1996, the Alliance Quality Bond, Alliance High Yield and Alliance Growth and Income Portfolios utilized available capital loss carryforwards of $395,138, $1,100,531 and $474,588, respectively.

   The Alliance Intermediate Government Securities Portfolio had net capital loss carryforwards of $9,831,366 (of which $9,349,227 expires in the year 2002 and $482,139 expires in the year 2004) and the Alliance Quality Bond Portfolio had net capital loss carryforwards of $4,993,809 which expires in the year 2002. To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997

5. Capital Share Transactions

   At June 30, 1997, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into two classes, designated Class IA and Class IB for each Portfolio.

   Transactions in Shares were as follows:

                                                               ALLIANCE
                                ALLIANCE                     INTERMEDIATE
                              MONEY MARKET              GOVERNMENT SECURITIES
                               PORTFOLIO                      PORTFOLIO
                    ------------------------------ ------------------------------
                       SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                          ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                      JUNE 30, 1997       1996       JUNE 30, 1997       1996
                    --------------- -------------- --------------- --------------
                       (UNAUDITED)                    (UNAUDITED)
Class IA
--------
Shares sold.........    34,006,161     49,765,857      2,028,296       3,938,806
Shares issued in
 reinvestment of
 dividends and
 distributions......     1,030,436      1,878,824        295,011         496,768
                    --------------- -------------- --------------- --------------
Total shares
 issued.............    35,036,597     51,644,681      2,323,307       4,435,574
Shares redeemed.....   (37,463,177)   (44,125,860)      (744,003)     (2,495,957)
                    --------------- -------------- --------------- --------------
Net increase
 (decrease).........    (2,426,580)     7,518,821      1,579,304       1,939,617
                    =============== ============== =============== ==============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                ALLIANCE                       ALLIANCE
                              QUALITY BOND                    HIGH YIELD
                               PORTFOLIO                      PORTFOLIO
                    ------------------------------ ------------------------------
                       SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                          ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                      JUNE 30, 1997       1996       JUNE 30, 1997       1996
                    --------------- -------------- --------------- --------------
                       (UNAUDITED)                    (UNAUDITED)
Class IA
--------
Shares sold.........    3,016,954       2,872,392      7,245,627       7,067,122
Shares issued in
 reinvestment of
 dividends and
 distributions......      541,325       1,135,383      1,059,575       2,737,878
                    --------------- -------------- --------------- --------------
Total shares
 issued.............    3,558,279       4,007,775      8,305,202       9,805,000
Shares redeemed.....   (1,031,074)     (4,048,559)    (1,430,873)     (2,158,843)
                    --------------- -------------- --------------- --------------
Net increase
 (decrease).........    2,527,205         (40,784)     6,874,329       7,646,157
                    =============== ============== =============== ==============

                                ALLIANCE                       ALLIANCE
                           GROWTH AND INCOME                 EQUITY INDEX
                               PORTFOLIO                      PORTFOLIO
                    ------------------------------ ------------------------------
                       SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                          ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                      JUNE 30, 1997       1996       JUNE 30, 1997       1996
                    --------------- -------------- --------------- --------------
                       (UNAUDITED)                    (UNAUDITED)
Class IA
--------
Shares sold.........    9,528,334       9,026,248     13,987,173      16,152,780
Shares issued in
 reinvestment of
 dividends and
 distributions......      164,018       1,157,520        240,742       1,372,168
                    --------------- -------------- --------------- --------------
Total shares
 issued.............    9,692,352      10,183,768     14,227,915      17,524,948
Shares redeemed.....     (517,357)       (730,115)    (2,520,971)     (4,670,841)
                    --------------- -------------- --------------- --------------
Net increase........    9,174,995       9,453,653     11,706,944      12,854,107
                    =============== ============== =============== ==============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                ALLIANCE                       ALLIANCE
                              COMMON STOCK                      GLOBAL
                               PORTFOLIO                      PORTFOLIO
                    ------------------------------ ------------------------------
                       SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                          ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                      JUNE 30, 1997       1996       JUNE 30, 1997       1996
                    --------------- -------------- --------------- --------------
                       (UNAUDITED)                    (UNAUDITED)
Class IA
--------
Shares sold.........   29,696,216      43,446,898      6,874,786      15,536,853
Shares issued in
 reinvestment of
 dividends and
 distributions......    1,372,680      39,581,929        368,226       3,493,773
                    --------------- -------------- --------------- --------------
Total shares
 issued.............   31,068,896      83,028,827      7,243,012      19,030,626
Shares redeemed.....   (5,973,570)    (15,634,826)    (2,225,286)     (3,682,913)
                    --------------- -------------- --------------- --------------
Net increase........   25,095,326      67,394,001      5,017,726      15,347,713
                    =============== ============== =============== ==============

                                    ALLIANCE                       ALLIANCE
                                 INTERNATIONAL                 AGGRESSIVE STOCK
                                   PORTFOLIO                      PORTFOLIO
                        ------------------------------ ------------------------------
                           SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                              ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                          JUNE 30, 1997       1996       JUNE 30, 1997       1996
                        --------------- -------------- --------------- --------------
                           (UNAUDITED)                    (UNAUDITED)
Class IA
--------
Shares sold.............    6,901,875      12,450,977      17,494,815     28,813,436
Shares issued in
 reinvestment of
 dividends and
 distributions..........       99,371         409,789         175,508     18,391,950
                        --------------- -------------- --------------- --------------
Total shares issued ....    7,001,246      12,860,766      17,670,323     47,205,386
Shares redeemed.........   (2,712,776)     (2,284,561)    (10,702,083)   (15,090,379)
                        --------------- -------------- --------------- --------------
Net increase
 (decrease).............    4,288,470      10,576,205       6,968,240     32,115,007
                        =============== ============== =============== ==============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                             ALLIANCE                ALLIANCE
                         SMALL CAP GROWTH     CONSERVATIVE INVESTORS
                            PORTFOLIO               PORTFOLIO
                        ---------------- ------------------------------
                           MAY 1, 1997*     SIX MONTHS      YEAR ENDED
                                TO             ENDED       DECEMBER 31,
                          JUNE 30, 1997    JUNE 30, 1997       1996
                        ---------------- --------------- --------------
                           (UNAUDITED)      (UNAUDITED)
Class IA
--------
Shares sold.............     927,420         1,260,859       4,420,391
Shares issued in
 reinvestment of
 dividends and
 distributions..........         141           517,258       1,758,154
                        ---------------- --------------- --------------
Total shares issued ....     927,561         1,778,117       6,178,545
Shares redeemed.........     (99,224)       (2,132,389)     (3,042,720)
                        ---------------- --------------- --------------
Net increase
 (decrease).............     828,337          (354,272)      3,135,825
                        ================ =============== ==============

------------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997

                                                          ALLIANCE                       ALLIANCE
                                                          BALANCED                   GROWTH INVESTORS
                                                         PORTFOLIO                      PORTFOLIO
                                               ------------------------------ ------------------------------
                                                 SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                                                    ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                                                JUNE 30, 1997       1996       JUNE 30, 1997       1996
                                               --------------- -------------- --------------- --------------
                                                  (UNAUDITED)                    (UNAUDITED)
Class IA
--------
Shares sold....................................    1,846,411       3,826,284      5,999,779      17,024,570
Shares issued in reinvestment of dividends and
 distributions.................................    1,569,077      11,161,085        866,521       9,635,249
                                               --------------- -------------- --------------- --------------
Total shares issued............................    3,415,488      14,987,369      6,866,300      26,659,819
Shares redeemed................................   (7,424,728)     (7,431,615)    (1,762,521)     (1,643,924)
                                               --------------- -------------- --------------- --------------
Net increase (decrease)........................   (4,009,240)      7,555,754      5,103,779      25,015,895
                                               =============== ============== =============== ==============

                                                         ALLIANCE
                                                       INTERMEDIATE
                                ALLIANCE                GOVERNMENT
                              MONEY MARKET              SECURITIES
                                PORTFOLIO                PORTFOLIO
                    --------------------------------- ---------------
                      SIX MONTHS    OCTOBER 2, 1996*   MAY 1, 1997*
                         ENDED             TO               TO
                     JUNE 30, 1997  DECEMBER 31, 1996  JUNE 30, 1997
                    --------------- ----------------- ---------------
                       (UNAUDITED)                       (UNAUDITED)
Class IB
--------
Shares sold.........    3,172,568         353,450          27,065
Shares issued in
 reinvestment of
 dividends and
 distributions......       41,370           3,389             330
                    --------------- ----------------- ---------------
Total shares
 issued.............    3,213,938         356,839          27,395
Shares redeemed.....     (887,328)        (43,566)             --
                    --------------- ----------------- ---------------
Net increase........    2,326,610         313,273          27,395
                    =============== ================= ===============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                ALLIANCE                 ALLIANCE
                               HIGH YIELD            GROWTH AND INCOME
                               PORTFOLIO                 PORTFOLIO
                    -------------------------------- -----------------
                     MAY 1, 1997*  OCTOBER 2, 1996*    MAY 1, 1997*
                          TO              TO                TO
                    JUNE, 30, 1997 DECEMBER 31, 1996   JUNE 30, 1997
                    -------------- ----------------- -----------------
                      (UNAUDITED)                        (UNAUDITED)
Class IB
--------
Shares sold.........   1,255,771         64,659            190,885
Shares issued in
 reinvestment of
 dividends and
 distributions......      36,482          3,757                516
                    -------------- ----------------- -----------------
Total shares
 issued.............   1,292,253         68,416            191,401
Shares redeemed.....     (16,207)            --                 --
                    -------------- ----------------- -----------------
Net increase........   1,276,046         68,416            191,401
                    ============== ================= =================

                       ALLIANCE                 ALLIANCE
                     EQUITY INDEX             COMMON STOCK
                       PORTFOLIO                PORTFOLIO
                    --------------- ---------------------------------
                     MAY 1, 1997*     SIX MONTHS    OCTOBER 2, 1996*
                          TO             ENDED             TO
                     JUNE 30, 1997   JUNE 30, 1997  DECEMBER 31, 1996
                    --------------- --------------- -----------------
                       (UNAUDITED)     (UNAUDITED)
Class IB
--------
Shares sold.........      3,464         2,769,157         64,063
Shares issued in
 reinvestment of
 dividends and
 distributions......          5             5,069          4,203
                    --------------- --------------- -----------------
Total shares
 issued.............      3,469         2,774,226         68,266
Shares redeemed.....         --            (3,008)            --
                    --------------- --------------- -----------------
Net increase........      3,469         2,771,218         68,266
                    =============== =============== =================

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                ALLIANCE                ALLIANCE
                                 GLOBAL               INTERNATIONAL
                               PORTFOLIO                PORTFOLIO
                    -------------------------------- ---------------
                      SIX MONTHS   OCTOBER 2, 1996*   MAY 1, 1997*
                        ENDED             TO               TO
                    JUNE, 30, 1997 DECEMBER 31, 1996  JUNE 30, 1997
                    -------------- ----------------- ---------------
                      (UNAUDITED)                       (UNAUDITED)
Class IB
--------
Shares sold.........    772,092          16,657           32,044
Shares issued in
 reinvestment of
 dividends and
 distributions......      3,042             486              101
                    -------------- ----------------- ---------------
Total shares
 issued.............    775,134          17,143           32,145
Shares redeemed.....    (12,764)             --               --
                    -------------- ----------------- ---------------
Net increase........    762,370          17,143           32,145
                    ============== ================= ===============

------------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1997

                                                                          ALLIANCE
                                ALLIANCE                  ALLIANCE      CONSERVATIVE
                            AGGRESSIVE STOCK          SMALL CAP GROWTH   INVESTORS
                                PORTFOLIO                PORTFOLIO       PORTFOLIO
                    --------------------------------- ---------------- --------------
                      SIX MONTHS    OCTOBER 2, 1996*    MAY 1, 1997*    MAY 1, 1997*
                         ENDED             TO                TO              TO
                     JUNE 30, 1997  DECEMBER 31, 1996  JUNE 30, 1997   JUNE, 30, 1997
                    --------------- ----------------- ---------------- --------------
                       (UNAUDITED)                       (UNAUDITED)     (UNAUDITED)
Class IB
--------
Shares sold.........     645,804          16,059           214,907          18,368
Shares issued in
 reinvestment of
 dividends and
 distributions......         251           1,035                18             177
                    --------------- ----------------- ---------------- --------------
Total shares
 issued.............     646,055          17,094           214,925          18,545
Shares redeemed.....      (4,565)             --            (1,079)             --
                    --------------- ----------------- ---------------- --------------
Net increase........     641,490          17,094           213,846          18,545
                    =============== ================= ================ ==============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                ALLIANCE
                            GROWTH INVESTORS
                                PORTFOLIO
                    ---------------------------------
                      SIX MONTHS    OCTOBER 2, 1996*
                         ENDED             TO
                     JUNE 30, 1997  DECEMBER 31, 1996
                    --------------- -----------------
                       (UNAUDITED)
Class IB
--------
Shares sold.........     947,060          26,902
Shares issued in
 reinvestment of
 dividends and
 distributions......       6,979             571
                    --------------- -----------------
Total shares
 issued.............     954,039          27,473
Shares redeemed.....      (7,368)             (5)
                    --------------- -----------------
Net increase........     946,671          27,468
                    =============== =================

------------
* Commencement of operations.


6. Transactions with Affiliated Companies

   An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities. Investments in companies which were affiliates during the six months period ended June 30, 1997 are summarized as follows:

                                        MARKET VALUE                              MARKET VALUE
                                        DECEMBER 31,   PURCHASES       SALES        JUNE 30,
                                            1996        AT COST       AT COST         1997
                                       -------------- ------------ ------------- --------------
ALLIANCE COMMON STOCK PORTFOLIO:
--------------------------------
CBL & Associates Properties, Inc. (a) .  $ 27,872,550  $        --   $        --  $   25,852,800
Ceridian Corp..........................   148,432,500    5,701,500            --     161,183,750
Chris Craft Industries, Inc. (Class
 B)....................................    49,849,843           --            --      59,162,027
CompUSA, Inc. .........................    65,331,750   60,013,001    54,770,499      87,883,400
Regency Realty Corp....................    16,372,125           --     1,347,499      15,088,325
Teleport Communications Group, Inc.
 (Class A).............................            --   74,519,905            --      86,250,938
                                       --------------                            --------------
                                         $307,858,768                             $  435,421,240
                                       ==============                            ==============

ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
------------------------------------
Aames Financial Corp. .................  $ 39,907,350  $        --   $42,877,524  $           --
AK Steel Holding Corp. ................    52,554,637   51,499,016     7,280,819     109,615,325
Continental Airlines, Inc. (Class B) ..    47,587,125   42,986,554            --     109,239,081
Crompton & Knowles Corp................    65,534,700   34,325,930            --     116,545,500
Circuit City Stores, Inc.-CarMax
 Group.................................            --   83,376,011            --      62,325,213
DT Industries, Inc. ...................    20,366,500   22,230,101    42,269,251              --
Evergreen Media Corp.(Class A).........    62,782,500   26,261,011     5,549,955     144,785,813
Harman International Industries, Inc. .    83,281,750    9,648,504     6,559,066      66,688,088
National Steel Corp. ..................            --   15,419,034            --      18,196,169
Nine West Group, Inc...................   144,356,100   16,698,838    45,216,982      77,871,950
Mohawk Industries, Inc. ...............    27,068,800   16,313,237            --      44,487,625
Polymer Group, Inc.....................    36,167,575           --            --      40,870,425
Suburban Lodges of America.............    15,078,400           --            --      19,790,400
Telephone & Data Systems, Inc. (a) ....   104,508,750   18,799,441    68,929,336      77,771,875
Ultramar Diamond Shamrock Corp.  ......   132,338,671   12,303,736    11,091,425     137,094,230
Xtra Corp..............................    59,701,350   13,514,957    11,801,170      64,047,694
                                       --------------                            --------------
                                         $891,234,208                             $1,089,329,388
                                       ==============                            ==============

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                       REALIZED
                                         DIVIDEND        GAIN
                                          INCOME        (LOSS)
                                       ------------ ---------------
ALLIANCE COMMON STOCK PORTFOLIO:
--------------------------------
CBL & Associates Properties, Inc. (a) .   $476,661         $    --
Ceridian Corp..........................         --              --
Chris Craft Industries, Inc. (Class
 B)....................................          --             --
CompUSA, Inc. .........................          --    (11,053,111)
Regency Realty Corp....................     509,208        470,024
Teleport Communications Group, Inc.
 (Class A).............................          --             --
                                       ------------ ---------------
                                         $  985,869   $(10,583,087)
                                       ============ ===============
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
------------------------------------
Aames Financial Corp. .................  $   48,335   $ (9,329,592)
AK Steel Holding Corp. ................     889,840        453,240
Continental Airlines, Inc. (Class B) ..          --             --
Crompton & Knowles Corp................     261,900             --
Circuit City Stores, Inc.-CarMax
 Group.................................          --             --
DT Industries, Inc. ...................      29,924     (3,199,546)
Evergreen Media Corp.(Class A).........          --      2,210,666
Harman International Industries, Inc. .     160,450     (1,095,934)
National Steel Corp. ..................          --             --
Nine West Group, Inc...................                 14,556,175
Mohawk Industries, Inc. ...............          --             --
Polymer Group, Inc.....................          --             --
Suburban Lodges of America.............          --             --
Telephone & Data Systems, Inc. (a) ....     115,962     (3,633,068)
Ultramar Diamond Shamrock Corp.  ......   2,400,900        249,977
Xtra Corp..............................     614,880       (823,094)
                                       ------------ ---------------
                                         $4,522,191   $   (611,176)
                                       ============ ===============

------------
(a) Holdings represented less than 5% of outstanding shares at June 30, 1997, although ownership was above 5% for a period of time during the period.

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
June 30, 1997

SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(C)

ALLIANCE MONEY MARKET PORTFOLIO:

                                                                                 CLASS IA
                                                         ------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ------------------------------------------------------
                                                1997       1996        1995       1994      1993*       1992
                                            ------------ ---------- ---------- ---------- ---------- ----------
                                             (UNAUDITED)
Net asset value, beginning of period (a) ...    $10.17      $10.16     $10.14     $10.12     $10.11     $10.13
                                            ------------ ---------- ---------- ---------- ---------- ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................      0.27        0.54       0.57       0.41       0.30       0.37
 Net realized and unrealized gain (loss) on
  investments...............................        --       (0.01)        --         --         --      (0.01)
                                            ------------ ---------- ---------- ---------- ---------- ----------
 Total from investment operations...........      0.27        0.53       0.57       0.41       0.30       0.36
                                            ------------ ---------- ---------- ---------- ---------- ----------
 LESS DIVIDENDS:
 Dividends from net investment income ......     (0.26)      (0.52)     (0.55)     (0.39)     (0.29)     (0.38)
 Dividends in excess of net investment
  income....................................        --          --         --         --         --         --
                                            ------------ ---------- ---------- ---------- ---------- ----------
 Total dividends............................     (0.26)      (0.52)     (0.55)     (0.39)     (0.29)     (0.38)
                                            ------------ ---------- ---------- ---------- ---------- ----------
Net asset value, end of period .............    $10.18      $10.17     $10.16     $10.14     $10.12     $10.11
                                            ============ ========== ========== ========== ========== ==========
Total return (d)............................      2.63%       5.33%      5.74%      4.02%      3.00%      3.57%
                                            ============ ========== ========== ========== ========== ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........   $439,095    $463,422   $386,691   $325,391   $248,460   $268,584
Ratio of expenses to average net assets ....      0.41%(b)    0.43%      0.44%      0.42%      0.42%      0.43%
Ratio of net investment income to average
 net assets.................................      5.27%(b)    5.17%      5.53%      4.01%      2.91%      3.63%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                     CLASS IB
                                            ---------------------------
                                            SIX MONTHS     OCTOBER 2,
                                               ENDED        1996 TO
                                              JUNE 30,    DECEMBER 31,
                                                1997          1996
                                            ------------ --------------
                                            (UNAUDITED)
 Net asset value, beginning of period (a)       $10.16     $10.16
                                            ------------ --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................      0.25       0.11
 Net realized and unrealized gain (loss) on
  investments...............................      0.01       0.01
                                            ------------ --------------
 Total from investment operations...........      0.26       0.12
                                            ------------ --------------
 LESS DIVIDENDS:
 Dividends from net investment income ......     (0.25)     (0.02)
 Dividends in excess of net investment
  income....................................        --      (0.10)
                                            ------------ --------------
 Total dividends............................     (0.25)     (0.12)
                                            ------------ --------------
Net asset value, end of period .............   $ 10.17     $10.16
                                            ============ ==============
Total return (d)............................      2.50%      1.29%
                                            ============ ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........    $26,837    $3,184
Ratio of expenses to average net assets ....      0.65%(b)   0.67%(b)
Ratio of net investment income to average
 net assets.................................      5.02%(b)   4.94%(b)

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(E):

                                                                                 CLASS IA
                                                         ------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ------------------------------------------------------
                                                1997       1996        1995       1994      1993*       1992
                                            ------------ ---------- ---------- ---------- ---------- ----------
                                             (UNAUDITED)
Net asset value, beginning of period (a) ...    $ 9.29     $ 9.47    $ 8.87    $10.08     $10.53     $10.73
                                            ------------ --------- --------- --------- ---------- ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................      0.27       0.54      0.58      0.65       0.59       0.60
 Net realized and unrealized gain (loss) on
  investments...............................     (0.03)     (0.19)     0.57     (1.08)      0.51      (0.02)
                                            ------------ --------- --------- --------- ---------- ----------
 Total from investment operations ..........      0.24       0.35      1.15     (0.43)      1.10       0.58
                                            ------------ --------- --------- --------- ---------- ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......     (0.26)     (0.53)    (0.55)    (0.78)     (0.68)     (0.60)
 Distributions from realized gains..........        --         --        --        --      (0.87)     (0.18)
                                            ------------ --------- --------- --------- ---------- ----------
 Total dividends and distributions  ........     (0.26)     (0.53)    (0.55)    (0.78)     (1.55)     (0.78)
                                            ------------ --------- --------- --------- ---------- ----------
Net asset value, end of period..............    $ 9.27     $ 9.29    $ 9.47    $ 8.87     $10.08     $10.53
                                            ============ ========= ========= ========= ========== ==========
Total return (d)............................      2.70%      3.78%    13.33%    (4.37)%    10.58%      5.53%
                                            ============ ========= ========= ========= ========== ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........   $102,904    $88,384   $71,780   $48,518   $158,511   $293,587
Ratio of expenses to average net assets ....      0.54%(b)   0.56%     0.57%     0.56%      0.53%      0.52%
Ratio of net investment income to average
 net assets.................................      5.85%(b)   5.73%     6.15%     6.75%      5.43%      5.63%
Portfolio turnover rate.....................       110%       318%      255%      133%       254%       316%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1997

                                                CLASS IB
                                            ---------------
                                              MAY 1, 1997
                                                  TO
                                             JUNE 30, 1997
                                            ---------------
                                              (UNAUDITED)
Net asset value, beginning of period (a) ...   $ 9.27
                                            ---------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................     0.08
 Net realized and unrealized gain (loss) on
  investments...............................     0.05
                                            ---------------
 Total from investment operations ..........     0.13
                                            ---------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......    (0.13)
 Distributions from realized gains..........       --
                                            ---------------
 Total dividends and distributions  ........    (0.13)
                                            ---------------
Net asset value, end of period..............   $ 9.27
                                            ===============
Total return (d)............................     1.43%
                                            ===============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........     $254
Ratio of expenses to average net assets ....     0.79%(b)
Ratio of net investment income to average
 net assets.................................     5.63%(b)
Portfolio turnover rate.....................      110%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1997

ALLIANCE QUALITY BOND PORTFOLIO:


                                                                        CLASS IA
                                            -------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED          YEAR ENDED DECEMBER 31,       OCTOBER 1, 1993
                                              JUNE 30,   --------------------------------          TO
                                                1997       1996        1995       1994     DECEMBER 31, 1993
                                            ------------ ---------- ---------- ---------- ---------- ----------
                                             (UNAUDITED)
Net asset value, beginning of period (a)......    $9.49       $ 9.61     $ 8.72     $ 9.82        $10.00
                                              ------------ ---------- ---------- ---------- -----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income........................     0.30         0.57       0.57       0.66          0.11
 Net realized and unrealized gain (loss) on
 Investments and foreign  currency
 transactions.................................     0.01        (0.07)      0.88      (1.16)        (0.16)
                                              ------------ ---------- ---------- ---------- -----------------
 Total from investment operations.............     0.31         0.50       1.45      (0.50)        (0.05)
                                              ------------ ---------- ---------- ---------- -----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income.........    (0.28)       (0.60)     (0.56)     (0.55)        (0.12)
 Dividends in excess of net investment income.       --        (0.02)        --         --            --
 Distributions in excess of realized gains....       --           --         --         --         (0.01)
 Tax return of capital distributions..........       --           --         --      (0.05)           --
                                              ------------ ---------- ---------- ---------- -----------------
 Total dividends and distributions............    (0.28)       (0.62)     (0.56)     (0.60)        (0.13)
                                              ------------ ---------- ---------- ---------- -----------------
Net asset value, end of period ...............    $9.52       $ 9.49     $ 9.61     $ 8.72        $ 9.82
                                              ============ ========== ========== ========== =================
Total return (d)..............................     3.38%        5.36%     17.02%     (5.10)%       (0.51)%
                                              ============ ========== ========== ========== =================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............   $179,613    $155,023   $157,443   $127,575      $104,832
Ratio of expenses to average net assets.......     0.58%(b)     0.59%      0.59%      0.59%         0.69%(b)
Ratio of net investment income to average net
 assets.......................................     6.36%(b)     6.06%      6.13%      7.17%         4.62%(b)
Portfolio turnover rate.......................      188%         431%       411%       222%           77%

ALLIANCE HIGH YIELD PORTFOLIO:



                                                                               CLASS IA
                                           --------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ------------------------------------------------------
                                                1997       1996        1995       1994      1993*       1992
                                            ------------ ---------- ---------- ---------- ---------- ----------
                                             (UNAUDITED)
Net asset value, beginning of period (a) ...    $10.02      $ 9.64     $ 8.91    $10.08    $ 9.15    $ 8.96
                                            ------------ ---------- ---------- --------- --------- ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................      0.47        1.02       0.98      0.89      0.94      0.89
 Net realized and unrealized gain (loss) on
  investments...............................      0.38        1.07       0.73     (1.17)     1.10      0.19
                                            ------------ ---------- ---------- --------- --------- ---------
 Total from investment operations...........      0.85        2.09       1.71     (0.28)     2.04      1.08
                                            ------------ ---------- ---------- --------- --------- ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......     (0.44)      (0.98)     (0.94)    (0.88)    (0.92)    (0.89)
 Dividends in excess of net investment
  income....................................        --       (0.03)     (0.04)    (0.01)       --        --
 Distributions from realized gains..........        --       (0.70)        --        --     (0.19)       --
 Distributions in excess of realized gains .        --          --         --        --        --        --
                                            ------------ ---------- ---------- --------- --------- ---------
 Total dividends and distributions..........     (0.44)      (1.71)     (0.98)    (0.89)    (1.11)    (0.89)
                                            ------------ ---------- ---------- --------- --------- ---------
Net asset value, end of period .............    $10.43      $10.02     $ 9.64     $8.91    $10.08    $ 9.15
                                            ============ ========== ========== ========= ========= =========
Total return (d)............................      8.59%      22.89%     19.92%    (2.79)%   23.15%    12.31%
                                            ============ ========== ========== ========= ========= =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........   $279,193    $199,360   $118,129   $73,895   $67,169   $47,687
Ratio of expenses to average net assets ....      0.59%(b)    0.59%      0.60%     0.61%     0.63%     0.60%
Ratio of net investment income to average
 net assets.................................      9.33%(b)    9.93%     10.34%     9.23%     9.52%     9.58%
Portfolio turnover rate.....................       272%        485%       350%      248%      280%      177%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)


                                                     CLASS IB
                                            ---------------------------
                                            SIX MONTHS     OCTOBER 2,
                                               ENDED        1996 TO
                                              JUNE 30,    DECEMBER 31,
                                                1997          1996
                                            ------------ --------------
                                            (UNAUDITED)
 Net asset value, beginning of period (a)       $10.01      $10.25
                                            ------------ --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................      0.46        0.19
 Net realized and unrealized gain (loss) on
  investments...............................      0.37        0.15
                                            ------------ --------------
 Total from investment operations...........      0.83        0.34
                                            ------------ --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......     (0.43)      (0.03)
 Dividends in excess of net investment
  income....................................        --       (0.25)
 Distributions from realized gains..........        --       (0.01)
 Distributions in excess of realized gains .        --       (0.29)
                                            ------------ --------------
 Total dividends and distributions..........     (0.43)      (0.58)
                                            ------------ --------------
Net asset value, end of period .............   $ 10.41      $10.01
                                            ============ ==============
Total return (d)............................      8.45%       3.32%
                                            ============ ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........    $14,002       $685
Ratio of expenses to average net assets ....      0.86%(b)    0.82%(b)
Ratio of net investment income to average
 net assets.................................      9.03%(b)    8.71%(b)
Portfolio turnover rate.....................       272%        485%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1997

ALLIANCE GROWTH AND INCOME PORTFOLIO:

                                                                CLASS IA                                  CLASS IB
                                     ---------------------------------------------------------------  --------------
                                      SIX MONTHS
                                         ENDED         YEAR ENDED DECEMBER 31,       OCTOBER 1, 1993    MAY 1, 1997
                                        JUNE 30,   --------------------------------        TO                TO
                                          1997       1996        1995       1994    DECEMBER 31, 1993  JUNE 30, 1997
                                      ------------ ---------- ---------- ---------- ----------------- ---------------
                                       (UNAUDITED)                                                    (UNAUDITED)
Net asset value, beginning of period
 (a)  .................................   $13.01      $11.70     $ 9.70    $ 9.95        $10.00           $13.42
                                       ------------ ---------- --------- --------- ----------------- ---------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income  ...............     0.10        0.24       0.33      0.31          0.03             0.04
 Net realized and unrealized gain
 (loss) on investments  ...............     1.73        2.05       1.97     (0.36)        (0.06)            1.32
                                       ------------ ---------- --------- --------- ----------------- ---------------
 Total from investment operations  ....     1.83        2.29       2.30     (0.05)        (0.03)            1.36
                                       ------------ ---------- --------- --------- ----------------- ---------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income      (0.10)      (0.23)     (0.30)    (0.20)        (0.02)           (0.04)
 Dividends in excess of net investment
 income  ..............................       --          --         --        --         (0.00)              --
 Distributions from realized gains ....       --       (0.75)        --        --            --               --
 Tax return of capital distributions  .       --          --         --        --         (0.00)              --
                                       ------------ ---------- --------- --------- ----------------- ---------------
 Total dividends and distributions  ...    (0.10)      (0.98)     (0.30)    (0.20)        (0.02)           (0.04)
                                       ------------ ---------- --------- --------- ----------------- ---------------
Net asset value, end of period  .......   $14.74      $13.01     $11.70    $ 9.70        $ 9.95           $14.74
                                       ============ ========== ========= ========= ================= ===============
Total return (d)  .....................    14.06%      20.09%     24.07%    (0.58)%       (0.25)%          10.16%
                                       ============ ========== ========= ========= ================= ===============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ....   $398,171    $232,080   $98,053   $31,522        $1,456           $2,821
Ratio of expenses to average net
 assets ...............................     0.57%(b)    0.58%      0.60%     0.78%         2.70%(b)         0.82%(b)
Ratio of net investment income to
 average net asset  ...................     1.53%(b)    1.94%      3.11%     3.13%         1.12%(b)         1.88%(b)
Portfolio turnover rate  ..............       46%         88%        65%       52%           48%              46%
Average commission rate paid (f) ......   $0.0574     $0.0604        --        --             --          $0.0574

ALLIANCE EQUITY INDEX PORTFOLIO:

                                                                CLASS IA                          CLASS IB
                                     --------------------------------------------------------  --------------
                                      SIX MONTHS
                                         ENDED      YEAR ENDED DECEMBER 31,   MARCH 1, 1994     MAY 1, 1997
                                        JUNE 30,   ------------------------        TO                TO
                                          1997       1996        1995       DECEMBER 31, 1994  JUNE 30, 1997
                                      ------------ ---------- ----------    ----------------- ---------------
                                       (UNAUDITED)                                            (UNAUDITED)
Net asset value, beginning of period
 (a)  .................................   $15.16      $13.13     $ 9.87         $10.00           $16.35
                                       ------------ ---------- ---------- ----------------- ---------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...............     0.13        0.27       0.26           0.20             0.02
  Net realized and unrealized gain
   (loss) on investments  .............     2.93        2.65       3.32          (0.09)            1.79
                                       ------------ ---------- ---------- ----------------- ---------------
  Total from investment operations.....     3.06        2.92       3.58           0.11             1.81
                                       ------------ ---------- ---------- ----------------- ---------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income     (0.12)      (0.25)     (0.22)         (0.20)           (0.06)
  Distributions from realized gains ...       --       (0.64)     (0.09)         (0.03)              --
  Distributions in excess of realized
   gains  .............................       --          --      (0.01)         (0.01)              --
                                       ------------ ---------- ---------- ----------------- ---------------
  Total dividends and distributions ...    (0.12)      (0.89)     (0.32)         (0.24)           (0.06)
                                       ------------ ---------- ---------- ----------------- ---------------
Net asset value, end of period  .......   $18.10      $15.16     $13.13         $ 9.87           $18.10
                                       ============ ========== ========== ================= ===============
Total return (d)  .....................    20.27%      22.39%     36.48%          1.08%           11.06%
                                       ============ ========== ========== ================= ===============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ....   $673,154   $386,249    $165,785       $36,748             $63
Ratio of expenses to average net
  assets ..............................     0.37%(b)    0.39%      0.48%          0.49%(b)         0.60%(b)
Ratio of net investment income to
  average net assets ..................     1.60%(b)    1.91%      2.16%          2.42%(b)         1.11%(b)
Portfolio turnover rate  ..............        2%         15%         9%             7%               2%
Average commission rate paid (f) ......   $0.0299     $0.0306        --             --              $0.0299

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1997

ALLIANCE COMMON STOCK PORTFOLIO:

                                                                                 CLASS IA
                                           ------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ------------------------------------------------------
                                                1997       1996        1995       1994      1993*       1992
                                            ------------ ---------- ---------- ---------- ---------- ----------
                                             (UNAUDITED)
Net asset value, beginning of period (a)  . $    18.23 $   16.48 $    13.36  $    14.65 $   13.49 $    14.18
                                           ---------- ---------- ---------- ---------- ---------- ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...................       0.07      0.15       0.20        0.20      0.23       0.24
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ...........................       2.41      3.73       4.12       (0.51)      3.10      0.20
                                           ---------- ---------- ---------- ---------- ---------- ----------
  Total from investment operations.........       2.48      3.88       4.32       (0.31)      3.33      0.44
                                           ---------- ---------- ---------- ---------- ---------- ----------
  LESS DISTRIBUTIONS:
  Dividends from net investment income.....      (0.07)     (0.15)     (0.20)     (0.19)     (0.23)     (0.24)
  Dividends in excess of net investment
   income .................................         --        --      (0.02)      (0.01)     (0.00)        --
  Distributions from realized gains........         --     (1.76)     (0.95)      (0.77)     (1.94)     (0.89)
  Distributions in excess of realized gains         --     (0.22)     (0.03)         --        --         --
  Tax return of capital distributions .....         --        --         --       (0.01)        --        --
                                           ---------- ---------- ---------- ---------- ---------- ----------
  Total dividends and distributions........     (0.07)     (2.13)     (1.20)     (0.98)     (2.17)     (1.13)
                                           ---------- ---------- ---------- ---------- ---------- ----------
Net asset value, end of period ............ $   20.64 $    18.23 $    16.48  $    13.36 $   14.65 $    13.49
                                           ========== ========== ========== ========== ========== ==========
Total return (d)...........................     13.63%     24.28%     32.45%     (2.14)%    24.84%      3.22%
                                           ========== ========== ========== ========== ========== ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)......... $8,019,643 $6,625,390 $4,879,677 $3,466,245 $3,125,128 $2,307,292
Ratio of expenses to average net assets ...     0.38%(b)    0.38%      0.38%      0.38%      0.38%      0.38%
Ratio of net investment income to average
  net assets...............................     0.74%(b)    0.85%      1.27%      1.40%      1.55%      1.73%
Portfolio turnover rate ...................       22%         55%        61%        52%        82%        71%
Average commission rate paid (f) ..........  $0.0553     $0.0565         --          --        --         --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                   CLASS IB
                                           -----------------------
                                            SIX MONTHS  OCTOBER 2,
                                              ENDED      1996 TO
                                             JUNE 30,  DECEMBER 31,
                                               1997        1996
                                          ------------ -----------
                                           (UNAUDITED)


Net asset value, beginning of period (a)  .  $ 18.22     $17.90
                                           ---------- ------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...................     0.05       0.02
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ...........................     2.40       1.52
                                           ---------- ------------
  Total from investment operations.........     2.45       1.54
                                           ---------- ------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income.....    (0.06)     (0.00 )
  Dividends in excess of net investment
   income .................................       --      (0.03 )
  Distributions from realized gains........       --      (0.16 )
  Distributions in excess of realized gains       --      (1.03 )
  Tax return of capital distributions .....       --         --
                                           ---------- ------------
  Total dividends and distributions........    (0.06)     (1.22 )
                                           ---------- ------------
Net asset value, end of period ............  $ 20.61     $18.22
                                           ========== ============
Total return (d)...........................    13.49%      8.49 %
                                           ========== ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..........  $58,527     $1,244
Ratio of expenses to average net assets ...     0.64%(b)   0.63 %(b)
Ratio of net investment income to average
  net assets...............................     0.55%(b)   0.61 %(b)
Portfolio turnover rate ...................       22%        55 %
Average commission rate paid (f) ..........  $0.0553       $0.0565

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1997

ALLIANCE GLOBAL PORTFOLIO:

                                                                                 CLASS IA
                                           ------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ------------------------------------------------------
                                                1997       1996        1995       1994      1993*       1992
                                            ------------ ---------- ---------- ---------- ---------- ----------
                                             (UNAUDITED)
Net asset value, beginning of period (a) ...   $ 16.92       $ 15.74      $13.87     $13.62     $11.41    $11.64
                                            ------------ ------------- ---------- ---------- ---------- ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................      0.11          0.21        0.26       0.20       0.08      0.14
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions..............................      1.56          2.05        2.32       0.52       3.58     (0.20)
                                            ------------ ------------- ---------- ---------- ---------- ---------
 Total from investment operations...........      1.67          2.26        2.58       0.72       3.66     (0.06)
                                            ------------ ------------- ---------- ---------- ---------- ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......     (0.10)        (0.21)      (0.25)     (0.17)     (0.15)    (0.11)
 Dividends in excess of net investment
  income....................................        --         (0.08)         --         --         --        --
 Distributions from realized gains  ........        --         (0.79)      (0.42)     (0.28)     (1.30)    (0.06)
 Distributions in excess of realized gains          --            --       (0.03)     (0.00)     (0.00)       --
 Tax return of capital distributions  ......        --         (0.00)      (0.01)     (0.02)        --        --
                                            ------------ ------------- ---------- ---------- ---------- ---------
 Total dividends and distributions  ........     (0.10)        (1.08)      (0.71)     (0.47)     (1.45)    (0.17)
                                            ------------ ------------- ---------- ---------- ---------- ---------
Net asset value, end of period..............   $ 18.49       $ 16.92      $15.74     $13.87     $13.62    $11.41
                                            ============ ============= ========== ========== ========== =========
Total return (d) ...........................      9.93%        14.60%      18.81%      5.23%     32.09%    (0.50)%
                                            ============ ============= ========== ========== ========== =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..........  $1,182,402     $997,041    $686,140   $421,698   $141,257    $49,171
Ratio of expenses to average net assets  ...      0.64%(b)      0.60%       0.61%      0.69%      0.84%     0.70%
Ratio of net investment income to average
 net assets ................................      1.24%(b)      1.28%       1.76%      1.41%      0.62%     1.20%
Portfolio turnover rate ....................        27%           59%         67%        71%       150%      216%
Average commission rate paid (f)............   $0.0353       $0.0418          --         --         --        --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                      CLASS IB
                                            ---------------------------
                                              SIX MONTHS    OCTOBER 2,
                                                ENDED        1996 TO
                                               JUNE 30,    DECEMBER 31,
                                                 1997          1996
                                            ------------  --------------
                                             (UNAUDITED)
Net asset value, beginning of period (a) ...   $ 16.91       $ 16.57
                                            ------------ --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income......................      0.10          0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions..............................      1.55          0.81
                                            ------------ --------------
 Total from investment operations...........      1.65          0.83
                                            ------------ --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ......     (0.09)           --
 Dividends in excess of net investment
  income....................................        --         (0.11)
 Distributions from realized gains  ........        --         (0.10)
 Distributions in excess of realized gains          --         (0.28)
 Tax return of capital distributions  ......        --         (0.00)
                                            ------------ --------------
 Total dividends and distributions  ........     (0.09)        (0.49)
                                            ------------ --------------
Net asset value, end of period..............   $ 18.47       $ 16.91
                                            ============ ==============
Total return (d) ...........................      9.79%         4.98%
                                            ============ ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..........    $14,397         $   290
Ratio of expenses to average net assets  ...      0.92%(b)      0.86%(b)
Ratio of net investment income to average
 net assets ................................      1.17%(b)      0.48%(b)
Portfolio turnover rate ....................        27%           59%
Average commission rate paid (f)............   $0.0353       $0.0418

ALLIANCE INTERNATIONAL PORTFOLIO:

                                                                   CLASS IA                          CLASS IB
                                             --------------------------------------------------- ---------------
                                                SIX MONTHS                       APRIL 3, 1995     MAY 1, 1997
                                                  ENDED          YEAR ENDED            TO               TO
                                              JUNE 30, 1997  DECEMBER 31, 1996 DECEMBER 31, 1995  JUNE 30, 1997
                                             --------------- ----------------- ----------------- ---------------
                                               (UNAUDITED)                                         (UNAUDITED)
Net asset value, beginning of period (a)  ...     $11.50           $10.87            $10.00           $11.39
                                             --------------- ----------------- ----------------- ---------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .....................       0.08             0.13              0.14             0.03
  Net realized and unrealized gain on
   investments .............................        1.03             0.94              0.98             1.16
                                             --------------- ----------------- ----------------- ---------------
  Total from investment operations...........       1.11             1.07              1.12             1.19
                                             --------------- ----------------- ----------------- ---------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ......      (0.07)           (0.10)            (0.07)           (0.04)
  Dividends in excess of net investment
   income ..................................          --            (0.09)            (0.13)              --
  Distributions from realized gains .........         --            (0.25)            (0.05)              --
                                             --------------- ----------------- ----------------- ---------------
  Total dividends and distributions .........      (0.07)           (0.44)            (0.25)           (0.04)
                                             --------------- ----------------- ----------------- ---------------
Net asset value, end of period  .............     $12.54           $11.50            $10.87           $12.54
                                             =============== ================= ================= ===============
Total return (d)  ...........................       9.76%            9.82%            11.29%           10.40%
                                             =============== ================= ================= ===============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ..........     $219,541         $151,907           $28,684            $403
Ratio of expenses to average net assets  ....       1.04%(b)         1.06%             1.03%(b)         1.25%(b)
Ratio of net investment income to average
  net assets ................................       1.34%(b)   1.10%             1.71%(b)         1.46%(b)
Portfolio turnover rate .....................         26%              48%               56%              26%
Average commission rate paid (f) ............        $0.0252          $0.0251              --            $0.0252

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1997

 ALLIANCE AGGRESSIVE STOCK PORTFOLIO:

                                                                                 CLASS IA
                                           ------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ------------------------------------------------------
                                                1997       1996        1995       1994      1993*       1992
                                            ------------ ---------- ---------- ---------- ---------- ----------
                                             (UNAUDITED)
Net asset value, beginning of period
 (a)....................................      $35.85  $    35.68    $    30.63     $31.89    $    29.81   $    33.82
                                        ------------ ------------ ------------ ------------ ------------ ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................        0.06        0.09          0.10         0.04        0.09         0.17
 Net realized and unrealized gain
  (loss) on investments ................        1.18        7.52          9.54        (1.26)       4.91        (1.25)
                                        ------------ ------------ ------------ ------------ ------------ ------------
 Total from investment operations  .....        1.24        7.61          9.64        (1.22)       5.00        (1.08)
                                        ------------ ------------ ------------ ------------ ------------ ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment  income         (0.06)      (0.09)        (0.10)       (0.04)      (0.09)       (0.18)
 Dividends in excess of net  investment
 income.................................          --       (0.00)           --           --          --           --
 Distributions from realized gains  ....          --       (7.33)        (4.49)          --       (2.75)       (2.75)
 Distributions in excess of realized
  gains ................................          --       (0.02)           --           --       (0.07)          --
 Tax return of capital distributions ...          --          --            --        (0.00)      (0.01)          --
                                        ------------ ------------ ------------ ------------ ------------ ------------
 Total dividends and distributions. ....       (0.06)      (7.44)        (4.59)       (0.04)      (2.92)       (2.93)
                                        ------------ ------------ ------------ ------------ ------------ ------------
Net asset value, end of period .........      $37.03  $    35.85    $    35.68   $    30.63  $    31.89   $    29.81
                                        ============ ============ ============ ============ ============ ============
Total return (d)........................        3.45%      22.20%        31.63%       (3.81)%     16.77%       (3.16)%
                                        ============ ============ ============ ============ ============ ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......  $4,250,363  $3,865,256    $2,700,515   $1,832,164  $1,557,332   $1,210,576
Ratio of expenses to average net assets         0.51%(b)      0.48%       0.49%        0.49%       0.49%        0.50%
Ratio of net investment income (loss)
 to average net assets .................        0.31%(b)      0.24%       0.28%        0.12%       0.28%        0.57%
Portfolio turnover rate ................          56%        108%          127%          92%         89%          68%
Average commission rate paid (f)  ......     $0.0551     $0.0263            --           --          --           --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                  CLASS IB
                                        ---------------------------
                                          SIX MONTHS    OCTOBER 2,
                                            ENDED        1996 TO
                                           JUNE 30,    DECEMBER 31,
                                             1997          1996
                                        ------------- --------------
                                         (UNAUDITED)
Net asset value, beginning of period
 (a)....................................   $ 35.83    $      37.28
                                        ------------ --------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................     (0.01)          (0.01)
 Net realized and unrealized gain
  (loss) on investments ................      1.20            0.85
                                        ------------ --------------
 Total from investment operations  .....      1.19            0.84
                                        ------------ --------------
 LESS DISTRIBUTIONS:
 Dividends from net investment  income       (0.03)             --
 Dividends in excess of net  investment
 income.................................        --           (0.02)
 Distributions from realized gains  ....        --           (0.23)
 Distributions in excess of realized
  gains ................................        --           (2.04)
 Tax return of capital distributions ...        --              --
                                        ------------ --------------
 Total dividends and distributions. ....     (0.03)          (2.29)
                                        ------------ --------------
Net asset value, end of period .........   $ 36.99    $      35.83
                                        ============ ==============
Total return (d)........................      3.32%           2.32%
                                        ============ ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......   $24,363    $        613
Ratio of expenses to average net assets       0.78%(b)        0.73%(b)
Ratio of net investment income (loss)
 to average net assets .................     (0.05)%(b)       (0.10)%(b)
Portfolio turnover rate ................        56%            108%
Average commission rate paid (f)  ......   $0.0551         $0.0263

ALLIANCE SMALL CAP GROWTH PORTFOLIO:

                                                         CLASS IA        CLASS IB
                                                     --------------- ---------------
                                                        MAY 1, 1997     MAY 1, 1997
                                                            TO              TO
                                                       JUNE 30, 1997   JUNE 30, 1997
                                                     --------------- ---------------
                                                        (UNAUDITED)     (UNAUDITED)
Net asset value, beginning of period (a).............     $10.00          $10.00
                                                     --------------- ---------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...............................       0.00            0.00
 Net realized and unrealized gain on investments ....       1.74            1.74
                                                     --------------- ---------------
 Total from investment operations....................       1.74            1.74
                                                     --------------- ---------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income................      (0.00)          (0.00)
 Distributions from realized gains...................         --              --
                                                     --------------- ---------------
 Total dividends and distributions...................      (0.00)          (0.00)
                                                     --------------- ---------------
Net asset value, end of period.......................     $11.74          $11.74
                                                     =============== ===============
Total return (d).....................................      17.43%          17.39%
                                                     =============== ===============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)....................     $9,726          $2,510
Ratio of expenses to average net assets..............      1.09%(b)        1.24%(b)
Ratio of net investment income to average net
 assets..............................................      0.23%(b)        0.02%(b)
Portfolio turnover rate..............................         9%              9%
Average commission rate paid.........................    $0.0499         $0.0499

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1997

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:

                                                               CLASS IA                                   CLASS IB
                                 -------------------------------------------------------------------- ----------------
                                   SIX MONTHS
                                     ENDED                    YEAR ENDED DECEMBER 31,                   MAY 1, 1997
                                    JUNE 30,           ----------------------------------------------       TO
                                      1997        1996       1995       1994       1993*      1992     JUNE 30, 1997
                                 ------------ ----------- ---------- ---------- ---------- ---------- ----------------
                                  (UNAUDITED)                                                           (UNAUDITED)
Net asset value, beginning of
 period (a) .....................     $11.29    $  11.52    $  10.15   $  11.12   $  10.94   $ 11.29      $11.29
                                 ------------ ----------- ---------- ---------- ---------- --------- ---------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income ..........       0.25        0.50        0.60       0.55       0.52      0.64        0.08
 Net realized and unrealized gain
 (loss) on  investments..........       0.44        0.07        1.43      (1.00)      0.65     (0.01)       0.49
                                 ------------ ----------- ---------- ---------- ---------- --------- ---------------
 Total from investment
 operations......................       0.69        0.57        2.03      (0.45)      1.17      0.63        0.57
                                 ------------ ----------- ---------- ---------- ---------- --------- ---------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
 income .........................      (0.24)      (0.51)      (0.59)     (0.52)     (0.50)    (0.62)      (0.12)
 Dividends in excess of net
 investment income...............         --          --          --         --      (0.00)       --          --
 Distributions from realized
 gains ..........................         --       (0.27)      (0.07)        --      (0.49)    (0.36)         --
 Distributions in excess of
 realized gains..................         --       (0.02)         --         --         --        --          --
                                 ------------ ----------- ---------- ---------- ---------- --------- ---------------
 Total dividends and
 distributions...................      (0.24)      (0.80)      (0.66)     (0.52)     (0.99)    (0.98)      (0.12)
                                 ------------ ----------- ---------- ---------- ---------- --------- ---------------
Net asset value, end of period...     $11.74    $  11.29    $  11.52   $  10.15   $  11.12   $ 10.94      $11.74
                                 ============ =========== ========== ========== ========== ========= ===============
Total return (d) ................       6.24%       5.21%      20.40%     (4.10)%    10.76%     5.64 %      5.04%
                                 ============ =========== ========== ========== ========== ========= ===============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's).........................   $289,617    $282,402    $252,101   $173,691   $114,418   $70,675       $218
Ratio of expenses to average net
 assets .........................       0.59%(b)    0.61%       0.59%      0.59%      0.60%     0.61%       0.77%(b)
Ratio of net investment income to
 average net assets .............       4.31%(b)    4.48%       5.48%      5.22%      4.49%     5.77%       4.12%(b)
Portfolio turnover rate .........        106%        181%        287%       228%       178%      136%        106%
                                                                                                          $0.0308
Average commission rate paid (f)     $0.0308    $ 0.0488          --         --         --        --

ALLIANCE BALANCED PORTFOLIO:

                                                                        CLASS IA
                                     -----------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                         YEAR ENDED DECEMBER 31,
                                       JUNE 30,   ----------------------------------------------------------------
                                         1997         1996         1995         1994        1993*           1992
                                     ------------ ------------ ------------ ------------ ------------ ------------
                                      (UNAUDITED)
Net asset value, beginning of period
 (a).................................      $16.64      $16.76       $14.87       $16.67       $16.19       $18.48
                                     ------------ ------------ ------------ ------------ ------------ ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income...............        0.28        0.53         0.54         0.45         0.50         0.56
 Net realized and unrealized gain
 (loss) on  investments..............        1.01        1.31         2.36        (1.78)        1.46        (1.11 )
                                     ------------ ------------ ------------ ------------ ------------ ------------
 Total from investment operations....        1.29        1.84         2.90        (1.33)        1.96        (0.55 )
                                     ------------ ------------ ------------ ------------ ------------ ------------
 LESS DISTRIBUTIONS:
 Dividends from net investment
 income..............................       (0.29)      (0.53)       (0.54)       (0.44)       (0.50 )      (0.55 )
 Dividends in excess of net
 investment  income..................          --          --           --        (0.03)          --           --
 Distributions from realized gains...          --       (1.40)       (0.47)          --        (0.95 )      (1.19 )
 Distributions in excess of realized
 gains...............................          --       (0.03)          --           --        (0.03 )         --
 Tax return of capital distributions.          --          --           --        (0.00)           --           --
                                     ------------ ------------ ------------ ------------ ------------ ------------
 Total dividends and distributions...       (0.29)      (1.96)       (1.01)       (0.47)       (1.48 )      (1.74 )
                                     ------------ ------------ ------------ ------------ ------------ ------------
Net asset value, end of period ......      $17.64      $16.64       $16.76       $14.87       $16.67       $16.19
                                     ============ ============ ============ ============ ============ ============
Total return (d).....................        7.85%      11.68%       19.75%       (8.02)%      12.28 %      (2.85 )%
                                     ============ ============ ============ ============ ============ ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)....  $1,666,454  $1,637,856   $1,523,142   $1,329,820   $1,364,640   $1,076,670
Ratio of expenses to average net
 assets..............................        0.43%(b)    0.41%        0.40%        0.39%        0.39 %       0.40 %
Ratio of net investment income to
 average net assets..................        3.41%(b)    3.15%        3.33%        2.87%        2.99 %       3.30 %
Portfolio turnover rate..............          76%        177%         186%         115%          99 %         91 %
Average commission rate paid (f) ....     $0.0310     $0.0516           --           --           --           --

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1997

GROWTH INVESTORS PORTFOLIO:


                                                                                 CLASS IA
                                           ------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,
                                              JUNE 30,   ------------------------------------------------------
                                                1997       1996        1995       1994      1993*       1992
                                            ------------ ---------- ---------- ---------- ---------- ----------
                                             (UNAUDITED)
Net asset value, beginning of period
 (a)....................................      $17.20  $    17.68    $  14.66   $  15.61   $  14.69   $  15.17
                                        ------------ ------------ ---------- ---------- ---------- ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ................        0.20        0.40        0.57       0.50       0.43       0.44
  Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions  ..............        1.48        1.66        3.24      (0.98)      1.79       0.28
                                        ------------ ------------ ---------- ---------- ---------- ----------
  Total from investment operations .....        1.68        2.06        3.81      (0.48)      2.22       0.72
                                        ------------ ------------ ---------- ---------- ---------- ----------
  LESS DISTRIBUTIONS:
  Dividends from net investment income..       (0.20)      (0.40 )     (0.54)     (0.46)     (0.42)     (0.41)
  Dividends in excess of net investment
   income  .............................          --       (0.03 )     (0.01)     (0.01)        --         --
  Distributions from realized gains ....          --       (2.10 )     (0.24)        --      (0.88)     (0.79)
  Distributions in excess of realized
   gains ...............................          --       (0.01 )        --         --         --         --
                                        ------------ ------------ ---------- ---------- ---------- ----------
  Total dividends and distributions ....       (0.20)      (2.54 )     (0.79)     (0.47)     (1.30)     (1.20)
                                        ------------ ------------ ---------- ---------- ---------- ----------
Net asset value, end of period .........      $18.68  $    17.20    $  17.68   $  14.66   $  15.61   $  14.69
                                        ============ ============ ========== ========== ========== ==========
Total return (d)........................        9.82%      12.61 %     26.37%     (3.15)%    15.26%      4.85%
                                        ============ ============ ========== ========== ========== ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......  $1,509,325  $1,301,643    $896,134   $492,478   $278,467   $148,650
Ratio of expenses to average net
  assets................................        0.57%(b)      0.57 %    0.56%      0.59%      0.62%      0.60%
Ratio of net investment income to
  average net assets....................        2.31%(b)      2.31 %    3.43%      3.32%      2.71%      3.00%
Portfolio turnover rate ................          67%        190 %       107%       131%       118%       129%
Average commission rate paid (f)  ......     $0.0471     $0.0495          --         --         --         --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                  CLASS IB
                                        ---------------------------
                                          SIX MONTHS    OCTOBER 2,
                                            ENDED        1996 TO
                                           JUNE 30,    DECEMBER 31,
                                             1997          1996
                                         ------------ -------------
                                         (UNAUDITED)
Net asset value, beginning of period
 (a)....................................   $ 17.19      $ 16.78
                                        ------------ --------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ................      0.19         0.07
  Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions  ..............      1.46         0.71
                                        ------------ --------------
  Total from investment operations .....      1.65         0.78
                                        ------------ --------------
  LESS DISTRIBUTIONS:
  Dividends from net investment income..     (0.18)       (0.02 )
  Dividends in excess of net investment
   income  .............................        --        (0.09 )
  Distributions from realized gains ....        --        (0.02 )
  Distributions in excess of realized
   gains ...............................        --        (0.24 )
                                        ------------ --------------
  Total dividends and distributions ....     (0.18)       (0.37 )
                                        ------------ --------------
Net asset value, end of period .........   $ 18.66      $ 17.19
                                        ============ ==============
Total return (d)........................      9.69%        4.64 %
                                        ============ ==============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......   $18,178      $   472
Ratio of expenses to average net
  assets................................      0.81%(b)     0.84 %(b)
Ratio of net investment income to
  average net assets....................      2.13%(b)     1.69 %(b)
Portfolio turnover rate ................        67%         190 %
Average commission rate paid (f)  ......   $0.0471        $0.0495

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
June 30, 1997

* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

(a) Date as of which funds were first allocated to the Portfolios are as follows:

       Class IA:

       Alliance Common Stock Portfolio--June 16, 1975
       Alliance Money Market Portfolio--July 13, 1981
       Alliance Balanced Portfolio--January 27, 1986
       Alliance Aggressive Stock Portfolio--January 27, 1986
       Alliance High Yield Portfolio--January 2, 1987
       Alliance Global Portfolio--August 27, 1987
       Alliance Conservative Investors Portfolio--October 2, 1989
       Alliance Growth Investors Portfolio--October 2, 1989
       Alliance Intermediate Government Securities Portfolio--April 1, 1991 Alliance Quality Bond Portfolio--October 1, 1993
       Alliance Growth and Income Portfolio--October 1, 1993
       Alliance Equity Index Portfolio--March 1, 1994
       Alliance International Portfolio--April 3, 1995
       Alliance Small Cap Growth--May 1, 1997

       Class IB:

       Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios--October 2, 1996.
       Alliance Intermediate Government Securities, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios--May 1, 1997.

(b)    Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e) On February 22, 1994, shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.

(f) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

THE HUDSON RIVER TRUST
OTHER INFORMATION

SPECIAL MEETING OF SHAREHOLDERS

The Trust's Special Meeting of Shareholders was held on April 9, 1997 for the following purposes:

1. The approval of a new investment advisory agreement, relating to each of the Portfolios, between the Trust and Alliance Capital Management L. P. The voting was as follows:

PORTFOLIO                                         FOR        AGAINST      ABSTAIN
---------                                    ------------- ------------ ------------
Alliance Money Market........................   42,683,490    2,109,858    1,027,084
Alliance Intermediate Government Securities      8,438,201      719,447      409,473
Alliance Quality Bond........................   16,185,038      104,641       60,496
Alliance High Yield..........................   17,126,128    2,693,823      785,215
Alliance Growth and Income...................   16,085,597    1,519,469      613,981
Alliance Equity Index........................   22,522,417    2,419,334    1,044,654
Alliance Common Stock........................  314,853,909   33,365,387   16,253,194
Alliance Global..............................   51,324,597    5,797,754    2,255,503
Alliance International.......................   11,890,223    1,114,624      571,566
Alliance Aggressive Stock....................   88,438,290   14,348,824    5,419,790
Alliance Conservative Investors..............   22,558,432    1,332,998    1,117,918
Alliance Balanced............................   85,642,910    8,194,908    4,425,249
Alliance Growth Investors....................   65,606,161    7,006,409    3,461,364

2. The election of two additional members of the Trust's Board of Trustees. The voting was as follows:

                                                  PETER D. NORRIS           CLIFFORD L. MICHEL
                                             -------------------------- --------------------------
PORTFOLIO                                         FOR        WITHHELD        FOR        WITHHELD
---------                                    ------------- ------------ ------------- ------------
Alliance Money Market........................   44,475,442    1,344,990    44,479,518    1,340,914
Alliance Intermediate Government Securities      9,221,748      345,373     9,230,358      336,763
Alliance Quality Bond........................   16,276,599       73,576    16,279,869       70,306
Alliance High Yield..........................   19,239,173    1,365,993    19,277,580    1,327,586
Alliance Growth and Income...................   17,419,231      799,816    17,353,642      865,405
Alliance Equity Index........................   24,661,098    1,325,307    24,658,500    1,327,905
Alliance Common Stock........................  346,776,219   17,696,271   347,100,691   17,371,799
Alliance Global..............................   56,638,378    2,739,476    56,614,155    2,763,699
Alliance International.......................   12,974,978      601,435    12,960,044      616,369
Alliance Aggressive Stock....................  101,313,820    6,893,084   101,424,047    6,782,857
Alliance Conservative Investors..............   24,189,041      820,307    24,206,548      802,800
Alliance Balanced............................   93,675,525    4,587,542    93,694,900    4,568,167
Alliance Growth Investors....................   72,673,429    3,400,505    72,757,110    3,316,824

3. The approval on the amendment and restatement of the Trust's Agreement and Declaration of Trust. The voting was as follows:

PORTFOLIO                                        FOR        AGAINST      ABSTAIN
---------                                   ------------- ------------ ------------
Alliance Money Market.......................   42,934,366    1,685,674    1,200,392
Alliance Intermediate Government
 Securities.................................    8,531,002      656,305      379,814
Alliance Quality Bond.......................   16,201,388       86,656       62,131
Alliance High Yield.........................   17,649,899    1,904,747    1,050,520
Alliance Growth and Income..................   16,196,733    1,273,511      748,803
Alliance Equity Index.......................   22,613,370    2,081,511    1,291,524
Alliance Common Stock.......................  321,186,299   24,156,789   19,129,402
Alliance Global.............................   52,521,695    4,174,481    2,681,678
Alliance International......................   12,163,108      733,126      680,179
Alliance Aggressive Stock...................   91,364,345   10,333,861    6,508,698
Alliance Conservative Investors.............   22,335,849    1,215,454    1,458,045
Alliance Balanced...........................   87,259,886    5,939,775    5,063,406
Alliance Growth Investors...................   66,686,411    5,340,390    4,047,133